Registration No. 33-83750
                                                      Registration No. 811-8754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]


         Post-Effective Amendment No. 7                               [X]


                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 9                                              [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                  MARY P. BREEN
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485 .


[X]      On December 31, 1997 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                SHOWING LOCATION OF INFORMATION IN PROSPECTUSES


         FORM N-4 ITEM                     PROSPECTUS CAPTION
         -------------                     ------------------
 1.      Cover Page                        Cover Page

 2.      Definitions                       General Terms

 3.      Synopsis                          See Profile of Prospectus or
                                           Summary

 4.      Condensed Financial               Investment Performance - Money
         Information                       Market Fund Yield Information, -
                                           Provisions of the Certificates
                                           and Services We Provide - Annuity
                                           Account Value

 5.      General Description of            Equitable Life, The Separate Account
         Registrant, Depositor and         and The Investment Funds
         Portfolio Companies

 6.      Deductions and Expenses           Provisions of the Certificates
                                           and Services We Provide -
                                           Distribution of the Certificates,
                                           Deductions and Charges

 7.      General Description of            Provisions of
         Variable Annuity Contracts        the Certificates and Services We
                                           Provide

 8.      Annuity Period                    Provisions of the Certificates
                                           and Services We Provide

 9.      Death Benefit                     Provisions of the Certificates
                                           and Services We Provide - Death
                                           Benefit

10.      Purchases and Contract Value      Investment Performance,
                                           Provisions of the Certificates
                                           and Services We Provide

                             CROSS REFERENCE SHEET
                SHOWING LOCATION OF INFORMATION IN PROSPECTUSES


         FORM N-4 ITEM                     PROSPECTUS CAPTION
         -------------                     ------------------

11.      Redemptions                       Provisions of the Certificates
                                           and Services We Provide -
                                           Surrendering the Certificates to
                                           Receive the Cash Value,- Income
                                           Annuity Options, Deductions and
                                           Charges

12.      Taxes                             Tax Aspects of the Certificates

13.      Legal Proceedings                 Not Applicable

14.      Table of Contents of the          Statement of Additional Information
         Statement of Additional           Table of Contents
         Information

                             CROSS REFERENCE SHEET
                        SHOWING LOCATION OF INFORMATION
                    IN STATEMENTS OF ADDITIONAL INFORMATION


                                           STATEMENT OF ADDITIONAL
         FORM N-4 ITEM                     INFORMATION CAPTION
         -------------                     -------------------

15.      Cover Page                        Cover Page

16.      Table of Contents                 Table of Contents

17.      General Information               Prospectus Caption:
         and History                       Equitable Life, The Separate
                                           Account and The Investment Funds

18.      Services                          Not Applicable

19.      Purchases of Securities           Prospectus Caption:
         Being Offered                     Provisions of the Certificates and
                                           Services We Provide - Distribution
                                           of the Certificates

20.      Underwriters                      Prospectus Caption:
                                           Provisions of the Certificates
                                           and Services We Provide -
                                           Distribution of the Certificates

21.      Calculation of Performance        Accumulation Unit Values,
         Data                              Annuity Unit Values,
                                           Money Market Fund Yield
                                           Information, Intermediate
                                           Government Securities Fund
                                           Yield Information

22.      Annuity Payments                  Annuity Unit Values

23.      Financial Statements              Financial Statements

                                     NOTE



This Post-Effective Amendment No. 7 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account No. 45 includes, among other documents, four updating prospectus supplements, each dated December 31, 1997 ("Prospectus Supplements"), to Equitable Life's Income Manager Rollover IRA and Accumulator prospectuses, two dated October 17, 1996, and two dated May 1, 1996, all as supplemented on May 1, 1997, which were previously filed and are part of the Registration Statement. The PEA also includes four updating statement of additional information supplements, each dated December 31, 1997 ("SAI Supplements"), to four statements of additional information dated May 1, 1997, which also were previously filed and are part of the Registration Statement. The Prospectus Supplements and the SAI Supplements will be used for continuing offerings to in-force owners, as of April 30, 1997, of the fixed and variable annuity certificates to which the Prospectus Supplements and SAI Supplements relate.

                                  SUPPLEMENT TO
                        INCOME MANAGER(R) ROLLOVER IRA
                       PROSPECTUS DATED DECEMBER 31, 1997


          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------


This prospectus supplement describes the baseBUILDER(SM) Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A) offered to issue ages 76 or older under the INCOME MANAGER Prospectus for Rollover IRA. Capitalized terms in this supplement have the same meaning as in the prospectus.

A different version of the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A) than the versions discussed on page 21 of the prospectus under "baseBUILDER Benefits" is available for issue ages 76 or older. The charge for this benefit is still 0.45% of the Guaranteed Minimum Death Benefit in effect on a Processing Date. The versions of the baseBUILDER Benefits described in the prospectus are not available at these Annuitant issue ages. The benefit for Annuitant issue ages 76 or older is as discussed below:


The Guaranteed Minimum Death Benefit applicable to the combined benefit is as follows:

     4% to Age 85 Benefit - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 4% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through age 85 (or at your death, if earlier), and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Death Benefit interest rate applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program will be 4%.


The Guaranteed Minimum Income Benefit discussed on page 22 of the prospectus may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than your age 90.


The period certain will be 90 less your age at election.


The Guaranteed Minimum Income Benefit benefit base described on page 33 of the prospectus is as follows:


     The Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution allocated to the Investment Funds on the Contract Date. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 4% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through age 85, and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Income Benefit benefit base interest rate applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program will be 4%. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.


--------------------------------------------------------------------------------
Income Manager is a registered service mark and baseBUILDER is a service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED DECEMBER 31, 1997

                                                               DECEMBER 31, 1997


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                   PROFILE OF INCOME MANAGER(R) ROLLOVER IRA
          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES


This Profile is a summary of some of the more important points that you should know and consider before purchasing a Certificate. The Certificate is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.


1. THE ANNUITY CERTIFICATE. The Rollover IRA Certificate is a deferred individual retirement annuity (IRA, which can be either TRADITIONAL IRAS or ROTH
IRAS) issued by Equitable Life. It is designed to provide for the accumulation of retirement savings and for income through the investment, during an accumulation phase, of rollover contributions, direct transfers from other individual retirement arrangements and additional IRA contributions. You may invest in Investment Funds where your Certificate's value may vary up or down depending upon investment performance. You may also invest in Guarantee Periods (also called GIROS) that when held to maturity provide guaranteed interest rates that we have set and a guarantee of principal. If you make any transfers or withdrawals, the GIROs' investment value may increase or decrease until maturity due to interest rate changes. Earnings accumulate under your Certificate on a tax-deferred basis until amounts are distributed. All amounts distributed are subject to income tax.


The Investment Funds offer a potential for better returns than the interest rates guaranteed under GIROs, but the Investment Funds involve risk and you can lose money. You may make transfers among the Investment Funds and GIROs. The value of GIROs prior to their maturity fluctuates and you can lose money on premature transfers or withdrawals.

The  Certificate   provides  a  number  of   distribution   methods  during  the
accumulation phase and for converting to annuity income, which include the ASSURED PAYMENT OPTION, APO PLUS and other annuity benefits.

The Assured Payment Option may also be elected if you desire to start receiving a form of lifetime income immediately. When you elect the Assured Payment Option, your Certificate's value will be reduced to provide for guaranteed lifetime income. You may also elect APO Plus whereby a portion of your money is invested under the Assured Payment Option, and the remaining amount is allocated to the Alliance Common Stock Fund or the Alliance Equity Index Fund, as you select. Every three years during the fixed period of the Assured Payment Option, a portion of your money in the selected Investment Fund is applied to increase the guaranteed payments under the Assured Payment Option. The amount accumulated under your Certificate during the accumulation phase will affect the amount of distribution or annuity benefits you will receive.


                                   ----------
    Income Manager is a registered service mark and baseBUILDER is a service mark of The Equitable Life Assurance Society of the United States.

2. ANNUITY PAYMENTS. You can have your Certificate's value applied to any of the following ANNUITY BENEFITS: (1) Life Annuity - payments for your life; (2) Life Annuity - Period Certain - payments for your life, but with payments continuing to the beneficiary for the balance of the 5, 10, 15 or 20 years (as you select) if you die before the end of the selected period; (3) Life Annuity - Refund Certain - payments for your life, with payments continuing to the beneficiary after your death until any remaining amount applied to this option runs out; and
(4) Period Certain Annuity - payments for a specified period of time, usually 5, 10, 15 or 20 years, with no life contingencies. Options (2) and (3) are also available as a Joint and Survivor Annuity - payments for your life, and after your death, continuation of payments to the survivor for life. Annuity Benefits (other than the Refund Certain which is only available on a fixed basis) are available as a fixed annuity, or as a variable annuity, where the dollar amount of your payments will depend upon the investment performance of the Investment Funds. Once you begin receiving income annuity payments, you cannot change your annuity benefit.


3. PURCHASE. You can purchase a Certificate by rolling over or transferring at least $5,000 or more from one or more individual retirement arrangements. Under a Traditional IRA Certificate you may add additional amounts of $1,000 or more at any time (subject to certain restrictions). Regular contributions under a Traditional IRA are limited to $2,000 per year, but additional rollover or IRA transfer amounts are unlimited. In certain cases, additional amounts may not be added to a Roth IRA Certificate.


Subject to certain age restrictions, you may purchase the baseBUILDER(SM) guaranteed benefits in the form of a Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A). If you do not elect the combined benefit, the Guaranteed Minimum Death Benefit is provided under the Certificate at a lower charge (Plan B). Both benefits are discussed below.

4. INVESTMENT OPTIONS. You may invest in any or all of the following Investment Funds, which invest in shares of corresponding portfolios of The Hudson River Trust (HR TRUST) and EQ Advisors Trust (EQ TRUST). The portfolios are described in the prospectuses for HR Trust and EQ Trust.

--------------------------------------------------------------------------------------------------------------
                                               EQUITY SERIES:
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth

 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index

 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------
                             Alliance Equity Index (AVAILABLE ONLY UNDER APO PLUS)
--------------------------------------------------------------------------------------------------------------

You may also invest in one or more GIROs currently maturing in years 1999 through 2008. Under the Assured Payment Option and APO Plus, GIROs currently maturing in years 2009 through 2012 are also available. The GIRO maturing on February 15, 2013 will become available under the Assured Payment Option and APO Plus on January 2, 1998.


5. EXPENSES. The Certificate has expenses as follows: There is an annual charge expressed as a percentage of the Guaranteed Minimum Death Benefit. For Plan A the percentage is equal to 0.45% for the 6% to Age 80 Benefit; and 0.30% for the 6% to Age 70 Benefit. For Plan B the percentage is equal to 0.20%. As a percentage of assets in the Investment Funds, a daily charge is deducted for mortality and expense risks at an annual rate of 0.90%; and a daily charge is deducted for administration expenses at an annual rate of 0.25%.


The charges for the portfolios of HR Trust range from 0.63% to 1.33% of the average daily net assets of HR Trust portfolios, depending upon HR Trust portfolios selected. The charges for the portfolios of EQ Trust range from 0.55% to 1.75% of the average daily net assets of EQ Trust portfolios, depending upon the EQ Trust portfolios selected. The amounts for HR Trust are based on restated values during 1996 (as well as an expense cap for the Alliance Small Cap Growth portfolio), and the amounts for EQ Trust are based on a current expense cap. The 12b-1 fees for the portfolios of HR Trust and EQ Trust are 0.25% of the average daily net assets of HR Trust and EQ Trust, respectively. Charges for state premium and other applicable taxes may also apply at the time you elect to start receiving annuity payments.


A withdrawal charge is imposed as a percentage of each contribution withdrawn in excess of a free corridor amount, or if the Certificate is surrendered. The free corridor amount for withdrawals is 15% of the Certificate's value at the beginning of the year, except that under the Assured Payment Option and APO Plus it is 10%. The withdrawal charge does not apply under certain of the distribution methods available under the Certificate. When applicable, the withdrawal charge is determined in accordance with the table below, based on the year a contribution is withdrawn. The year in which we receive your contribution is "Year 1."


                                Year of Contribution Withdrawal

                1        2        3        4        5       6        7       8+
               -----------------------------------------------------------------
Percentage of
Contribution   7.0%    6.0%     5.0%     4.0%     3.0%     2.0%    1.0%     0.0%

The following chart is designed to help you understand the charges in the Certificate. The "Total Annual Charges" column shows the combined total of the Certificate charges deducted as a percentage of assets in the Investment Funds and the portfolio charges, as shown in the first two columns. The last two columns show you two examples of the charges, in dollars, that you would pay under a Certificate, and include the Guaranteed Minimum Death Benefit based charge for the optional Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit equal to 0.45%. The examples assume that you invested $1,000 in a Certificate which earns 5% annually and that you withdraw your money: (1) at the end of the year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the withdrawal charge. For year 10, the example shows the aggregate of all the annual charges assessed for the 10 years, but there is no withdrawal charge. No charges for state premium and other applicable taxes are assumed in the examples.

                                                                                               EXAMPLES
                                                                                             Total Annual
                                TOTAL ANNUAL      TOTAL ANNUAL         TOTAL             Expenses at End of:
                                 CERTIFICATE       PORTFOLIO          ANNUAL             (1)                (2)
INVESTMENT FUND                    CHARGES          CHARGES           CHARGES           1 Year            10 Years
Alliance Conservative               1.15%            0.80%             1.95%            $89.74            $275.75
   Investors
Alliance Growth Investors           1.15%            0.84%             1.99%            $90.14            $279.80
Alliance Growth & Income            1.15%            0.85%             2.00%            $90.24            $280.80
Alliance Common Stock               1.15%            0.66%             1.81%            $88.35            $261.52
Alliance Global                     1.15%            0.98%             2.13%            $91.53            $293.80
Alliance International              1.15%            1.33%             2.48%            $95.01            $328.00
Alliance Aggressive Stock           1.15%            0.83%             1.98%            $90.04            $278.79
Alliance Small Cap Growth           1.15%            1.20%             2.35%            $93.72            $315.43
Alliance Money Market               1.15%            0.64%             1.79%            $88.15            $259.45
Alliance Intermediate
   Government Securities            1.15%            0.84%             1.99%            $90.14            $279.80
Alliance High Yield                 1.15%            0.91%             2.06%            $90.84            $286.83

UNDER APO PLUS
Alliance Common Stock               1.15%            0.66%             1.81%            $88.35            $233.84
Alliance Equity Index               1.15%            0.63%             1.78%            $88.05            $230.74

BT Equity 500 Index                 1.15%            0.55%             1.70%            $87.26            $250.17
BT Small Company Index              1.15%            0.60%             1.75%            $87.75            $255.35
BT International Equity Index       1.15%            0.80%             1.95%            $89.74            $275.75

MFS Emerging Growth
   Companies                        1.15%            0.85%             2.00%            $90.24            $288.87
MFS Research                        1.15%            0.85%             2.00%            $90.24            $288.87
Merrill Lynch Basic Value
   Equity                           1.15%            0.85%             2.00%            $90.24            $288.87
Merrill Lynch World Strategy        1.15%            1.20%             2.35%            $93.72            $323.50
Morgan Stanley Emerging
   Markets Equity                   1.15%            1.75%             2.90%            $99.19            $375.62
EQ/Putnam Balanced                  1.15%            0.90%             2.05%            $90.74            $293.88
EQ/Putnam Growth & Income
   Value                            1.15%            0.85%             2.00%            $90.24            $288.87
T. Rowe Price Equity Income         1.15%            0.85%             2.00%            $90.24            $288.87
T. Rowe Price International
   Stock                            1.15%            1.20%             2.35%            $93.72            $323.50
Warburg Pincus Small Company
   Value                            1.15%            1.00%             2.15%            $91.73            $303.84


Total annual portfolio charges may vary from year to year. For Investment Funds investing in portfolios with less than 10 years of operations, charges have been estimated. The charges reflect any waiver or limitation. For more detailed information, see the Fee table in the prospectus.

6. TAXES. In most cases, your earnings are not taxed until distributions are made from your Certificate. If you are younger than age 59 1/2 when you receive any distributions, in addition to income tax you may be charged a 10% Federal tax penalty on the taxable amount received.

7. ACCESS TO YOUR MONEY. During the accumulation phase, you also may receive distributions under a Certificate through the following WITHDRAWAL OPTIONS: (1) Lump Sum Withdrawals of at least $1,000 may be taken at any time. Lump Sum Withdrawals are also available under the Distribution Options. (2) Substantially Equal Payment Withdrawals (if you are less than age 59 1/2), paid monthly, quarterly or annually based on life expectancy; (3) Systematic Withdrawals (if you are age 59 1/2 to 70), paid monthly, quarterly or annually, subject to certain restrictions, including a maximum percentage of your Certificate's value; and (4) only under Traditional IRA Certificates, Minimum Distribution Withdrawals (after you are age 70 1/2), which pays the minimum amount necessary to meet minimum distribution requirements in the Internal Revenue Code. You also have access to your Certificate's value by surrendering the Certificate. All or a portion of certain withdrawals may be subject to a withdrawal charge to the extent that the withdrawal exceeds the free corridor amount. A free corridor amount does not apply to a surrender. Withdrawals and surrenders are subject to income tax and may be subject to a tax penalty.


8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Investment Funds may vary up or down depending upon the investment performance of the Investment Funds you have selected. Past performance is not a guarantee of future results.




9. DEATH BENEFIT. If you die before amounts are applied under an annuity benefit, the named beneficiary will be paid a death benefit. The death benefit (except in New York) is equal to (1) your Certificate's value in the Investment Funds, or if greater, the Guaranteed Minimum Death Benefit, and (2) the amount of the death benefit provided with respect to GIROs.

         The Guaranteed Minimum Death Benefit is a "6% to Age 80 Benefit." We add interest to the initial amount at 6% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds) through age 80 (or at your death, if earlier). The 6% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed below.

         If you elect Plan A and are between the ages of 20 through 65, you may instead elect a 6% to Age 70 Benefit, for a lower charge.

The death benefit with respect to the GIROs is equal to the amounts in the GIROs, or if greater, the amounts in the GIROs reflecting guaranteed interest, but not reflecting any increase due to interest rate changes.

The death benefit applicable to Certificates issued in New York is equal to the amounts in the Investment Funds and the GIROs, or if greater, the Guaranteed Minimum Death Benefit.

         The Guaranteed Minimum Death Benefit is reset each year through age 80 to your Certificate's value, if it is higher than the prior year's Guaranteed Minimum Death Benefit. The Guaranteed Minimum Death Benefit at your death will never be less than the amounts in the Investment Funds, plus the amounts in the GIROs reflecting guaranteed interest, but not reflecting any increase due to interest rate changes.

10. OTHER INFORMATION.


BASEBUILDER BENEFIT (PLAN A). The baseBUILDER (available for ages 20 through 75 at issue of the Certificates) is an optional benefit that combines the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit. A baseBUILDER benefit (which is different from the one described below) may be available for annuitant issue ages 76 and older. The baseBUILDER benefit is currently not available in New York.


         Income Benefit -- The Guaranteed Minimum Income Benefit, as part of the baseBUILDER, provides a minimum amount of guaranteed lifetime income for your future. When you are ready to convert (at specified future times) your Certificate's value to the Assured Payment Option, the amount of lifetime income that will be provided will be the greater of
         (i) your Guaranteed Minimum Income Benefit or (ii) your Certificate's current value applied at current annuity purchase factors. Investment performance is not guaranteed. The Guaranteed Minimum Income Benefit provides a safety net for your future.

         Death Benefit -- As part of the baseBUILDER a Guaranteed Minimum Death Benefit is provided which is the 6% to Age 80 Benefit or the 6% to Age 70 Benefit, both of which are described in "Death Benefit" above.

FREE LOOK. You can examine the Certificate for a period of 10 days after you receive it, and return it to us for a refund. The free look period is longer in some states.


Your refund will equal your Certificate's value, reflecting any investment gain or loss, in the Investment Funds, and any increase or decrease in the value of any amounts held in the GIROs, through the date we receive your Certificate. Some states or Federal income tax regulations may require that we calculate the refund differently. In the case of a complete conversion of an existing Traditional IRA Certificate to a Roth IRA, you may cancel your Roth IRA and return to a Traditional IRA by following the instructions in the conversion booklet available from the Processing Office or your registered representative.


PRINCIPAL ASSURANCE. This option is designed to assure the return of your original amount invested on a GIRO maturity date, by putting a portion of your money in a particular GIRO, and the balance in the Investment Funds in any way you choose. Assuming that you make no transfers or withdrawals of the portion in the GIRO, such amount will grow to your original investment upon maturity.

DOLLAR COST AVERAGING. Special Dollar Cost Averaging -- You can elect when you apply for your Certificate to allocate your contribution to the Alliance Money Market Fund and have it transferred from the Alliance Money Market Fund into the other Investment Funds on a monthly basis over the first twelve months, during which time the mortality and expense risks and administration charges will not be deducted from the Alliance Money Market Fund. General Dollar Cost Averaging -- You can elect at any time to put money into the Alliance Money Market Fund and have a dollar amount or percentage transferred from the Alliance Money Market Fund into the other Investment Funds on a periodic basis over a longer period of time, and all applicable Certificate charges deducted from the Alliance Money Market Fund will apply. Dollar cost averaging does not assure a profit or protect against a loss should market prices decline.


REBALANCING. You can have your money automatically readjusted among the Investment Funds quarterly, semi-annually or annually in order to retain the investment percentage allocations you select. Rebalancing does not assure a profit or protect against a loss should market prices decline and should be reviewed periodically, as your need may change.


REPORTS. We will provide you with an annual statement of your Certificate's values as of the last day of each year, and three additional reports of your Certificate's values each year. You also will be provided with written confirmations of each financial transaction, and copies of annual and semi-annual statements of HR Trust and EQ Trust.

You may call toll-free at 1-800-789-7771 for a recording of daily Investment Fund values and guaranteed rates applicable to GIROs.

11. INQUIRIES. If you need more information, please contact your agent. You may also contact us, at:

The Equitable Life Assurance Society of the United States
Income Management Group
P.O. Box 1547
Secaucus, NJ 07096-1547
Telephone 1-800-789-7771 and Fax 1-201-583-2224

                         INCOME MANAGER(R) ROLLOVER IRA
                       PROSPECTUS DATED DECEMBER 31, 1997


                              ---------------------

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States
--------------------------------------------------------------------------------

This prospectus describes individual retirement annuity (IRA which includes Traditional IRAs and ROTH IRAS) certificates The Equitable Life Assurance Society of the United States (EQUITABLE LIFE, WE, OUR and US) offers under a combination variable and fixed deferred annuity contract (ROLLOVER IRA) issued on a group basis or as individual contracts. Enrollment under a group contract will be evidenced by issuance of a certificate. Certificates and individual contracts each will be referred to as "Certificates." Under the Rollover IRA we will accept only initial contributions that are rollover contributions or that are direct transfers from other individual retirement arrangements, as described in this prospectus. A minimum initial contribution of $5,000 is required to put a Certificate into effect.


The Rollover IRA is designed to provide for the accumulation of retirement savings and for income. Contributions accumulate on a tax-deferred basis and can be distributed under a number of different methods which are designed to be responsive to the owner's (CERTIFICATE OWNER, YOU and YOUR) objectives. The distribution methods include the ASSURED PAYMENT OPTION, Assured Payment Option Plus (APO PLUS), and a variety of payout options, including variable annuities and fixed annuities. The Assured Payment Option and APO Plus are also available for election in the application if you are interested in receiving distributions rather than accumulating funds.


The Rollover IRA offers investment options (INVESTMENT OPTIONS) that permit you to create your own strategies. These Investment Options include 24 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT. There is an additional Investment Fund which is available only under APO Plus.

We invest each Investment Fund in Class IB shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (HR TRUST) and EQ Advisors Trust (EQ TRUST), mutual funds whose shares are purchased by separate accounts of insurance companies. The prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus, describe the investment objectives, policies and risks of the Portfolios.

                                INVESTMENT FUNDS

-------------------------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
-------------------------------------------------------------------------------------------------------------------------------
   DOMESTIC EQUITY                           INTERNATIONAL EQUITY                      AGGRESSIVE EQUITY
     Alliance Common Stock                     Alliance Global                           Alliance Aggressive Stock
     Alliance Growth & Income                  Alliance International                    Alliance Small Cap Growth
     BT Equity 500 Index                       BT International Equity Index             BT Small Company Index
     EQ/Putnam Growth & Income Value           Morgan Stanley Emerging Markets           MFS Emerging Growth Companies
     MFS Research                                Equity                                  Warburg Pincus Small Company Value
     Merrill Lynch Basic Value Equity          T. Rowe Price International Stock
     T. Rowe Price Equity Income
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
         ASSET ALLOCATION SERIES                                          FIXED INCOME SERIES
-------------------------------------------------------------------------------------------------------------------------------
     Alliance Conservative Investors         AGGRESSIVE FIXED INCOME                   DOMESTIC FIXED INCOME
     Alliance Growth Investors                 Alliance High Yield                       Alliance Intermediate Government
     EQ/Putnam Balanced                                                                    Securities
     Merrill Lynch World Strategy                                                        Alliance Money Market
-------------------------------------------------------------------------------------------------------------------------------

           Alliance Equity Index Fund (AVAILABLE ONLY UNDER APO PLUS)
--------------------------------------------------------------------------------

Amounts allocated to a Guarantee Period accumulate on a fixed basis and are credited with interest at a rate we SET (GUARANTEED RATE) for the entire period. On each business day (BUSINESS DAY) we will determine the Guaranteed Rates available for amounts newly allocated to Guarantee Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, surrender and certain other transactions from a Guarantee Period before its expiration date (EXPIRATION DATE). Each Guarantee Period has its own Guaranteed Rates. The Guarantee Periods currently available have Expiration Dates of February 15, in years 1999 through 2008 under the Rollover IRA and 1999 through 2012 under the Assured Payment Option and APO Plus. The Guarantee Period maturing on February 15, 2013 will become available under the Assured Payment Option and APO Plus on January 2, 1998.


This prospectus provides information about the Rollover IRA that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless accompanied by current prospectuses for HR Trust and EQ Trust, both of which you should also read carefully.


Registration statements relating to Separate Account No. 45 (SEPARATE ACCOUNT) and interests under the Guarantee Periods have been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated December 31, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to our Processing Office or calling 1-800-789-7771, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

    Copyright 1997 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.
  Income Manager is a registered service mark and baseBUILDER is a service mark of The Equitable Life Assurance Society of the United States.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


      Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1996, its quarterly reports on Form 10-Q for the quarters ended March 31, June 30, and September 30, 1997, and a current report on Form 8-K dated July 10, 1997 are incorporated herein by reference.


      All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (EXCHANGE ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920. The SEC maintains a web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

      Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).










--------------------------------------------------------------------------------
This prospectus dated December 31, 1997 is a revision of Equitable Life's prospectus dated May 1, 1997, for the Income Manager Rollover IRA Certificates and reflects limited changes in the Certificates and features described in the May prospectus. These Certificates were first offered on May 1, 1997. For convenience, in lieu of a supplement to the May prospectus, the prospectus has been reprinted in its entirety.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          PROSPECTUS TABLE OF CONTENTS

--------------------------------------------------------------------------------
GENERAL TERMS                                        PAGE 4

FEE TABLE                                            PAGE 6

PART 1:    EQUITABLE LIFE, THE SEPARATE
           ACCOUNT AND THE
           INVESTMENT FUNDS                          PAGE 10
Equitable Life                                          10
Separate Account No. 45                                 10
HR Trust                                                10
HR Trust's Manager and Adviser                          11
EQ Trust                                                11
EQ Trust's Manager and Advisers                         11
Investment Policies and Objectives of
   HR Trust's Portfolios and EQ Trust's
   Portfolios                                           12


PART 2:    THE GUARANTEED PERIOD
           ACCOUNT                                   PAGE 15
Guarantee Periods                                       15
Market Value Adjustment for Transfers,
   Withdrawals or Surrender Prior to the
   Expiration Date                                      16
Modal Payment Portion                                   17
Investments                                             17

PART 3:    PROVISIONS OF THE
           CERTIFICATES AND SERVICES
           WE PROVIDE                                PAGE 18
What Is the Rollover IRA?                               18
Availability of the Certificates                        18
Contributions under the Certificates                    18
Methods of Payment                                      18
Allocation of Contributions                             19
Free Look Period                                        19
Annuity Account Value                                   20
Transfers among Investment Options                      20
Dollar Cost Averaging                                   20
Rebalancing                                             21
baseBUILDER Benefits                                    21
Death Benefit                                           22
Guaranteed Minimum Income Benefit                       22
Cash Value                                              24
Surrendering the Certificates to
   Receive the Cash Value                               24
When Payments Are Made                                  24
Assignment                                              24
Services We Provide                                     24
Distribution of the Certificates                        25

PART 4:    DISTRIBUTION METHODS
           UNDER THE CERTIFICATES                    PAGE 26
Assured Payment Option                                  26
APO Plus                                                29
Withdrawal Options                                      31
How Withdrawals and Transfers Affect Your
   Guaranteed Minimum Death Benefit and
   Guaranteed Minimum Income Benefit                    33
Annuity Benefits                                        34

PART 5:    DEDUCTIONS AND CHARGES                    PAGE 36
Charges Deducted from the Annuity
   Account Value                                        36
Charges Deducted from the Investment Funds              36
HR Trust Charges to Portfolios                          37
EQ Trust Charges to Portfolios                          37
Sponsored Arrangements                                  38
Other Distribution Arrangements                         38

PART 6:    VOTING RIGHTS                             PAGE 39
HR Trust and EQ Trust Voting Rights                     39
Voting Rights of Others                                 39
Separate Account Voting Rights                          39
Changes in Applicable Law                               39

PART 7:    TAX ASPECTS OF THE CERTIFICATES           PAGE 40
IRA Tax Information                                     40
Traditional Individual Retirement
   Annuities (Traditional IRAs)                         40
Penalty Tax on Early Distributions                      45
Tax Penalty for Insufficient Distributions              46
Roth Individual Retirement Annuities
   (Roth IRAs)                                          46
Federal and State Income Tax Withholding                49
Other Withholding                                       50
Impact of Taxes to Equitable Life                       50
Transfers among Investment Options                      50
Tax Changes                                             50

PART 8:    INDEPENDENT ACCOUNTANTS                   PAGE 51

PART 9:    INVESTMENT PERFORMANCE                    PAGE 52
Adjusted Historical Performance Data                    52
Rate of Return Data for Investment Funds                54
Communicating Performance Data                          57
Alliance Money Market Fund and
   Alliance Intermediate Government
   Securities Fund Yield Information                    58

APPENDIX I: MARKET VALUE
   ADJUSTMENT EXAMPLE                                PAGE 59

APPENDIX II: DEATH BENEFIT FOR
   CERTIFICATES ISSUED IN NEW YORK                   PAGE 60

APPENDIX III: GUARANTEED MINIMUM
   DEATH BENEFIT EXAMPLE                             PAGE 61

APPENDIX IV: EXAMPLE OF PAYMENTS
   UNDER THE ASSURED PAYMENT
   OPTION AND APO PLUS                               PAGE 62

STATEMENT OF ADDITIONAL
   INFORMATION TABLE OF CONTENTS                     PAGE 63

--------------------------------------------------------------------------------

                                  GENERAL TERMS

--------------------------------------------------------------------------------

ACCUMULATION UNIT -- Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund.

ACCUMULATION UNIT VALUE -- The dollar value of each Accumulation Unit in an Investment Fund on a given date.

ANNUITANT -- The individual who is the measuring life for determining benefits under a Certificate. The Annuitant and Certificate Owner must be the same individual.

ANNUITY ACCOUNT VALUE -- The sum of the amounts in the Investment Options under the Certificate. See "Annuity Account Value" in Part 3.

ANNUITY COMMENCEMENT DATE -- The date on which annuity benefit payments are to commence.

ASSURED PAYMENT OPTION -- A distribution option which provides guaranteed lifetime income. The Assured Payment Option may be elected in the application or elected as a distribution option at a later date. Under this option amounts are allocated to the Guaranteed Period Account and the Life Contingent Annuity. No amounts may be allocated to the Investment Funds.

APO PLUS -- A distribution option which provides guaranteed lifetime income. APO Plus may be elected in the application or as a distribution option at a later date. Under this option amounts are allocated to the Guaranteed Period Account, the Life Contingent Annuity and to the Alliance Common Stock Fund or the Alliance Equity Index Fund. The amount in the selected Fund is then systematically converted to increase the guaranteed lifetime income.

BASEBUILDER(SM) -- Optional protection benefit, consisting of the Guaranteed Minimum Death Benefit and the Guaranteed Minimum Income Benefit.

BUSINESS DAY -- Generally, any day on which the New York Stock Exchange is open for trading. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE -- The Annuity Account Value minus any applicable charges.

CERTIFICATE -- The Certificate issued under the terms of a group annuity contract and any individual contract, including any endorsements.

CERTIFICATE OWNER -- The person who owns a Certificate and has the right to exercise all rights under the Certificate. The Certificate Owner must be the same individual as the Annuitant.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The effective date of the Certificates. This is usually the Business Day we receive the initial contribution at our Processing Office.

CONTRACT YEAR -- The 12-month period beginning on your Contract Date and each anniversary of that date.

EQ TRUST -- EQ Advisors Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. EQ Financial Consultants, Inc. (EQ FINANCIAL) is the manager to EQ Trust and has appointed advisers for each of the Portfolios.

EXPIRATION DATE -- The date on which a Guarantee Period ends.

GUARANTEED MINIMUM DEATH BENEFIT -- The minimum amount payable with respect to the Investment Funds (in all states except New York), upon the death of the Annuitant. The Guaranteed Minimum Death Benefit is different in New York.

GUARANTEED MINIMUM INCOME BENEFIT -- The minimum amount of future guaranteed lifetime income provided with respect to the Investment Funds.

GUARANTEE PERIOD -- Any of the periods of time ending on an Expiration Date that are available for investment under the Certificates. Guarantee Periods may also be referred to as Guaranteed Interest Rate Options (GIROS).

GUARANTEED PERIOD ACCOUNT -- The Account that contains the Guarantee Periods and the Modal Payment Portion of such Account.

GUARANTEED RATE -- The annual interest rate established for each allocation to a Guarantee Period.

HR TRUST -- The  Hudson  River  Trust,  a mutual  fund in which  the  assets  of
separate  accounts  of  insurance  companies  are  invested.   Alliance  Capital
Management L.P. (ALLIANCE) is the manager and adviser to HR Trust.

INVESTMENT FUNDS -- The funds of the Separate Account that are available under the Certificates. The Alliance Equity Index Fund is only available under APO Plus.

INVESTMENT OPTIONS -- The choices for investment: the Investment Funds and each available Guarantee Period.


IRA -- An individual retirement annuity, as defined in Section 408(b) of the Code. There are two types of IRAs, a Traditional IRA, and a Roth IRA which must also meet the requirements of Section 408A of the Code.


LIFE CONTINGENT ANNUITY -- Provides guaranteed lifetime income beginning at a future date. Amounts may only be applied under the Life Contingent Annuity through election of the Assured Payment Option and APO Plus.

MATURITY VALUE -- The amount in a Guarantee Period on its Expiration Date.

MODAL PAYMENT PORTION -- Under the Assured Payment Option and APO Plus, the portion of the Guaranteed Period Account from which payments, other than payments due on an Expiration Date, are made.

PORTFOLIOS -- The portfolios of HR Trust and EQ Trust that correspond to the Investment Funds of the Separate Account.

PROCESSING DATE -- The day when we deduct certain charges from the Annuity Account Value. If the Processing Date is not a Business Day, it will be on the next succeeding Business Day. The Processing Date will be once each year on each anniversary of the Contract Date.

PROCESSING OFFICE -- The address to which all contributions, written requests (e.g., transfers, withdrawals, etc.) or other written communications must be sent. See "Services We Provide" in Part 3.


ROTH IRA -- An IRA which must be funded on an after-tax basis, the distributions from which may be tax free under specified circumstances.


SAI -- The statement of additional information for the Separate Account under the Certificates.

SEPARATE ACCOUNT -- Equitable Life's Separate Account No. 45.


TRADITIONAL   IRA  --  An  IRA  which  is  generally   purchased   with  pre-tax
contributions, the distributions from which are treated as taxable.


TRANSACTION DATE -- The Business Day we receive a contribution or a transaction request providing all the information we need at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day. Transaction requests must be made in a form acceptable to us.

VALUATION PERIOD -- Each Business Day together with any preceding non-business days.

--------------------------------------------------------------------------------

                                    FEE TABLE

--------------------------------------------------------------------------------
The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 5: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 2, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. See "Part 5: Deductions and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 2: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------

WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS  (Percentage deducted upon surrender      CONTRACT
   or  for  certain  withdrawals.   The  applicable  withdrawal  charge  percentage  is      YEAR
   determined by the Contract Year in which the  withdrawal is made or the  Certificate      ----
   is surrendered  beginning  with "Contract Year 1" with respect to each  contribution      1........................7.00%
   withdrawn or  surrendered.  For each  contribution,  the  Contract  Year in which we      2........................6.00
   receive that contribution is "Contract Year 1.")(1)                                       3........................5.00
                                                                                             4........................4.00
                                                                                             5........................3.00
                                                                                             6........................2.00
                                                                                             7........................1.00
                                                                                             8+.......................0.00

GUARANTEED BENEFIT EXPENSE (DEDUCTED FROM ANNUITY ACCOUNT VALUE)(2)
----------------------------------------------------------------

COMBINED GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT
   (PLAN A) (calculated as a percentage of the Guaranteed Minimum Death Benefit)............................         0.45%

GUARANTEED MINIMUM DEATH BENEFIT ONLY (PLAN B) (calculated as a percentage of the
   Guaranteed Minimum Death Benefit)........................................................................         0.20%

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
------------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISKS.................................................................................         0.90%
ADMINISTRATION(3)...........................................................................................         0.25%
                                                                                                                    ======
   TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...................................................................         1.15%
                                                                                                                    ======

-------------------
See footnotes on next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)
--------------------------------------------------------------------------------

                                                                          INVESTMENT PORTFOLIOS
                                            -----------------------------------------------------------------------------------
                                               ALLIANCE      ALLIANCE     ALLIANCE      ALLIANCE
                                             CONSERVATIVE     GROWTH      GROWTH &       COMMON       ALLIANCE     ALLIANCE
HR TRUST                                      INVESTORS     INVESTORS      INCOME        STOCK         GLOBAL    INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------------

Investment Management and Advisory Fee          0.48%         0.53%         0.55%        0.38%         0.65%         0.90%

12b-1 Fee(4)                                    0.25%         0.25%         0.25%        0.25%         0.25%         0.25%
Other Expenses                                  0.07%         0.06%         0.05%        0.03%         0.08%         0.18%
===============================================================================================================================
 TOTAL HR TRUST ANNUAL EXPENSES(5)              0.80%         0.84%         0.85%        0.66%         0.98%         1.33%
===============================================================================================================================

                                                                                       ALLIANCE
                                               ALLIANCE     ALLIANCE      ALLIANCE    INTERMEDIATE   ALLIANCE      ALLIANCE
                                              AGGRESSIVE    SMALL CAP      MONEY         GOVT.         HIGH         EQUITY
HR TRUST                                        STOCK        GROWTH        MARKET      SECURITIES      YIELD         INDEX
-------------------------------------------------------------------------------------------------------------------------------
Investment Management and Advisory Fee          0.55%         0.90%        0.35%         0.50%         0.60%         0.33%
12b-1 Fee(4)                                    0.25%         0.25%(7)     0.25%         0.25%         0.25%         0.25%

Other Expenses                                  0.03%         0.10%        0.04%         0.09%         0.06%         0.05%
===============================================================================================================================
   TOTAL HR TRUST ANNUAL EXPENSES(5)            0.83%         1.20%(7)     0.64%         0.84%         0.91%         0.63%
===============================================================================================================================

                                                                BT           BT           MFS                       MERRILL
                                                  BT         SMALL      INTERNATIONAL   EMERGING                     LYNCH
                                              EQUITY 500     COMPANY       EQUITY        GROWTH         MFS       BASIC VALUE
EQ TRUST                                        INDEX         INDEX         INDEX      COMPANIES      RESEARCH      EQUITY
-------------------------------------------------------------------------------------------------------------------------------
Investment Management and Advisory Fee          0.25%         0.25%         0.35%        0.55%         0.55%         0.55%
12b-1 Fee(4)                                    0.25%         0.25%         0.25%        0.25%         0.25%         0.25%
Other Expenses                                  0.05%         0.10%         0.20%        0.05%         0.05%         0.05%
===============================================================================================================================
   TOTAL EQ TRUST ANNUAL EXPENSES(6)            0.55%         0.60%         0.80%        0.85%         0.85%         0.85%
===============================================================================================================================

                                                           MORGAN                                                    WARBURG
                                              MERRILL     STANLEY                EQ/PUTNAM    T. ROWE    T. ROWE     PINCUS
                                               LYNCH      EMERGING               GROWTH &      PRICE      INTER-      SMALL
                                               WORLD      MARKETS    EQ/PUTNAM    INCOME      EQUITY     NATIONAL    COMPANY
EQ TRUST                                      STRATEGY     EQUITY     BALANCED     VALUE      INCOME      STOCK       VALUE
-------------------------------------------------------------------------------------------------------------------------------
Investment Management and Advisory Fee          0.70%       1.15%       0.55%       0.55%      0.55%       0.75%       0.65%
12b-1 Fee(4)                                    0.25%       0.25%       0.25%       0.25%      0.25%       0.25%       0.25%
Other Expenses                                  0.25%       0.35%       0.10%       0.05%      0.05%       0.20%       0.10%
===============================================================================================================================
   TOTAL EQ TRUST ANNUAL EXPENSES(6)            1.20%       1.75%       0.90%       0.85%      0.85%       1.20%       1.00%
===============================================================================================================================

Notes:


(1) Deducted upon a withdrawal with respect to amounts in excess of the 15% free corridor amount, and upon surrender of a Certificate. See "Withdrawal Charge" in Part 5.
(2) This charge is deducted annually on each Processing Date. See "Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge (Plan A)" and "Guaranteed Minimum Death Benefit Only Benefit Charge (Plan B)" in Part 5.
(3) We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.
(4) The Class IB shares of HR Trust and EQ Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by HR Trust and EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that HR Trust and EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Certificates.
(5) The amounts shown for the Portfolios of HR Trust (other than Alliance Small Cap Growth) have been restated to reflect advisory fees which went into effect as of May 1, 1997. "Other Expenses" are based on average daily net assets in each Portfolio during 1996. The amounts shown for the Alliance Small Cap Growth Portfolio are estimated for 1997 as this Portfolio commenced operations on May 1, 1997. The investment management and advisory fees for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in Part 5.
(6) The EQ Trust Portfolios had no operations prior to May 1, 1997. Therefore, the amounts shown as "Other Expenses" for these Portfolios are estimated. The MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios of EQ Trust commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997 (and was offered under this prospectus as of September 2, 1997). The BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios commenced operations on December 31, 1997. The maximum investment management and advisory fees for each EQ Trust Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, but pursuant to agreement, cannot together with other fees exceed total annual expense limitations (which are the respective amounts shown in "Total Annual
    Expenses"). Absent the expense limitation, we estimate that the other expenses for 1998 for each Portfolio would be 0.285% for BT Equity 500 Index; 0.231% for BT Small Company Index; 0.472% for BT International Equity Index; 0.412% for EQ/Putnam Balanced; 0.262% for EQ/Putnam Growth & Income Value; 0.242% for MFS Emerging Growth Companies; 0.234% for MFS Research; 0.247% for Merrill Lynch Basic Value Equity; 0.497% for Merrill Lynch World Strategy; 0.461% for Morgan Stanley Emerging Markets Equity; 0.235% for T. Rowe Price Equity Income; 0.422% for T. Rowe Price International Stock; and 0.191% for Warburg Pincus Small Company Value. See "EQ Trust Charges to Portfolios" in Part 5.
(7) Equitable Distributors Inc. (EDI) has agreed to waive the 0.25% 12b-1 fee to the extent necessary to limit annual expenses for the Alliance Small Cap Growth Portfolio to 1.20% of the average daily net assets of that Portfolio as set forth above. This agreement may be modified by EDI and HR Trust at any time, and there can be no assurance that the 12b-1 fee will not be restored to 0.25% in the future. Absent the fee waiver, we estimate that the annual expenses for 1997 for the Alliance Small Cap Growth Portfolio would have been 1.21%.

EXAMPLES

The examples below show the expenses that a hypothetical Certificate Owner would pay under the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A), under the Guaranteed Minimum Death Benefit Only Benefit (Plan B) and under APO Plus in the two situations noted below assuming a $1,000 contribution invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                    COMBINED GUARANTEED MINIMUM DEATH BENEFIT
             AND GUARANTEED MINIMUM INCOME BENEFIT (PLAN A) ELECTION

-------------------------------------------------------------------------------------------------------------------------------

                                IF YOU SURRENDER YOUR CERTIFICATE AT THE       IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT
                                END OF EACH PERIOD SHOWN, THE EXPENSES         THE END OF EACH PERIOD SHOWN, THE EXPENSES
                                WOULD BE:                                      WOULD BE:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
HR TRUST
--------
Alliance Conservative
   Investors                     $89.74    $120.55     $154.64     $275.75      $24.51     $ 75.92     $130.68      $283.83
Alliance Growth Investors         90.14     121.76      156.67      279.80       24.91       77.12      132.69       287.85
Alliance Growth & Income          90.24     122.06      157.17      280.80       25.01       77.42      133.19       288.87
Alliance Common Stock             88.35     116.35      147.61      261.52       23.12       71.71      123.63       269.57

Alliance Global                   91.53     125.95      163.66      293.80       26.30       81.30      139.67       301.85

Alliance International            95.01     136.36      180.97      328.00       29.78       91.73      157.01       336.07
Alliance Aggressive Stock         90.04     121.46      156.17      278.79       24.81       76.82      132.19       286.85
Alliance Small Cap
   Growth                         93.72     132.50          --          --       28.49       87.87          --           --
Alliance Money Market             88.15     115.75      146.59      259.45       22.92       71.11      122.61       267.51
Alliance Intermediate Gov't
   Securities                     90.14     121.76      156.67      279.80       24.91       77.12      132.69       287.85
Alliance High Yield               90.84     123.86      160.17      286.83       25.61       79.22      136.19       294.89

EQ TRUST
--------

BT Equity 500 Index              $87.26    $113.04          --          --      $22.03      $68.40          --           --
BT Small Company Index            87.75     114.55          --          --       22.52       69.90          --           --
BT International Equity
   Index                          89.74     120.55          --          --       24.51       75.92          --           --

MFS Emerging
   Growth Companies               90.24     122.06          --          --       25.01       77.42          --           --
MFS Research                      90.24     122.06          --          --       25.01       77.42          --           --
Merrill Lynch Basic Value
   Equity                         90.24     122.06          --          --       25.01       77.42          --           --
Merrill Lynch World
   Strategy                       93.72     132.50          --          --       28.49       87.87          --           --
Morgan Stanley Emerging
   Markets Equity                 99.19     148.78          --          --       33.96      104.14          --           --

EQ/Putnam Balanced                90.74     123.56          --          --       25.51       78.91          --           --
EQ/Putnam Growth & Income
   Value                          90.24     122.06          --          --       25.01       77.42          --           --

T. Rowe Price Equity
   Income                         90.24     122.06          --          --       25.01       77.42          --           --
T. Rowe Price
   International Stock            93.72     132.50          --          --       28.49       87.87          --           --
Warburg Pincus
   Small Company Value            91.73     126.55          --          --       26.50       81.90          --           --

-------------------
See footnote on next page.

GUARANTEED MINIMUM DEATH BENEFIT ONLY BENEFIT (PLAN B) ELECTION

-------------------------------------------------------------------------------------------------------------------------------

                                IF YOU SURRENDER YOUR CERTIFICATE AT THE       IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT
                                END OF EACH PERIOD SHOWN, THE EXPENSES         THE END OF EACH PERIOD SHOWN, THE EXPENSES
                                WOULD BE:                                      WOULD BE:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
HR TRUST
--------
Alliance Conservative
   Investors                     $89.74    $115.25     $143.62     $248.28      $21.86      $67.64     $116.31      $251.89
Alliance Growth Investors         90.14     116.46      145.64      252.38       22.26       68.84      118.33       255.98
Alliance Growth & Income          90.24     116.76      146.16      253.43       22.36       69.14      118.83       257.01
Alliance Common Stock             88.35     111.05      136.55      233.84       20.47       63.42      109.21       237.42
Alliance Global                   91.53     120.66      152.69      266.60       23.65       73.04      125.36       270.18
Alliance International            95.01     131.11      170.11      301.30       27.13       83.49      142.78       304.87
Alliance Aggressive Stock         90.04     116.16      145.14      251.37       22.16       68.54      117.82       254.95
Alliance Small Cap
   Growth                         93.72     127.24          --          --       25.84       79.62          --           --
Alliance Money Market             88.15     110.44      135.53      231.77       20.27       62.82      108.21       235.35
Alliance Intermediate Gov't
   Securities                     90.14     116.46      145.64      252.38       22.26       68.84      118.33       255.98
Alliance High Yield               90.84     118.56      149.17      259.51       22.96       70.95      121.86       263.11

EQ TRUST
--------

BT Equity 500 Index              $87.26    $107.73          --          --      $19.38      $60.11          --           --
BT Small Company Index            87.75     109.23          --          --       19.87       61.61          --           --
BT International Equity
   Index                          89.74     115.25          --          --       21.86       67.64          --           --

MFS Emerging
   Growth Companies               90.24     116.76          --          --       22.36       69.14          --           --
MFS Research                      90.24     116.76          --          --       22.36       69.14          --           --
Merrill Lynch Basic Value
   Equity                         90.24     116.76          --          --       22.36       69.14          --           --
Merrill Lynch World
   Strategy                       93.72     127.24          --          --       25.84       79.62          --           --
Morgan Stanley Emerging
   Markets Equity                 99.19     143.56          --          --       31.31       95.94          --           --

EQ/Putnam Balanced               $90.74    $118.26          --          --      $22.86      $70.65          --           --
EQ/Putnam Growth &
   Income Value                   90.24     116.76          --          --       22.36       69.14          --           --

T. Rowe Price Equity
   Income                         90.24     116.76          --          --       22.36       69.14          --           --
T. Rowe Price
   International Stock            93.72     127.24          --          --       25.84       79.62          --           --
Warburg Pincus
   Small Company Value            91.73     121.26          --          --       23.85       73.64          --           --

-------------------
See note below.
                                APO PLUS ELECTION

-------------------------------------------------------------------------------------------------------------------------------

                                IF YOU SURRENDER YOUR CERTIFICATE AT THE       IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT
                                END OF EACH PERIOD SHOWN, THE EXPENSES         THE END OF EACH PERIOD SHOWN, THE EXPENSES
                                WOULD BE:                                      WOULD BE:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
HR TRUST
--------
Alliance Common Stock            $88.35    $111.05     $136.55     $233.84      $20.47      $63.42     $109.21      $237.42
Alliance Equity Index             88.05     110.14      135.02      230.74       20.17       62.52      107.69       234.31

-------------------
Note:
(1)The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Annuity Benefits" in Part
   4. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

--------------------------------------------------------------------------------

                  PART 1: EQUITABLE LIFE, THE SEPARATE ACCOUNT
                            AND THE INVESTMENT FUNDS

--------------------------------------------------------------------------------
EQUITABLE LIFE

Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Equitable Life has been selling annuities since the turn of the century. Our home office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.


Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (THE HOLDING COMPANY). The largest shareholder of the Holding Company is AXA-UAP (AXA). As of September 30, 1997, AXA beneficially owned 59.0% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $272.7 billion of assets as of September 30, 1997.


SEPARATE ACCOUNT NO. 45

Separate Account No. 45 is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940, as amended (1940 ACT). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of HR Trust and EQ Trust. Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and the Certificate Owner's
Accumulation Units may be worth more or less than the original cost when redeemed.

Under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income gains or losses. We are the issuer of the Certificates, and the obligations set forth in the Certificates (other than those of Annuitants or Certificate Owners) are our obligations.

In addition to contributions made under the Rollover IRA Certificates, we may allocate to the Separate Account monies received under other contracts, certificates, or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Rollover IRA Certificates or to other contracts, certificates or agreements, or we may transfer the excess to our General Account.

We reserve the right, subject to compliance with applicable law: (1) to add Investment Funds (or sub-funds of Investment Funds) to, or to remove Investment Funds (or sub-funds) from, the Separate Account, or to add other separate accounts; (2) to combine any two or more Investment Funds or sub-funds thereof;
(3) to transfer the assets we determine to be the share of the class of contracts to which the Certificates belong from any Investment Fund to another Investment Fund; (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act, in which case charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account; (5) to deregister the Separate Account under the 1940 Act, provided that such action conforms with the requirements of applicable law; (6) to restrict or eliminate any voting rights as to the Separate Account; and (7) to cause one or more Investment Funds to invest some or all of their assets in one or more other trusts or investment companies. If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, you will be notified as required by law.

HR TRUST

HR Trust is an open-end diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of HR Trust. HR Trust commenced operations in January 1976 with a predecessor of its Alliance Common Stock Portfolio. HR Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to HR Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of HR Trust purchase Class IB shares of a corresponding Portfolio of HR Trust. More detailed information about HR Trust, its investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to Class IB shares, and all other aspects of its operations appears in its prospectus which accompanies this prospectus or in its statement of additional information.

HR TRUST'S MANAGER AND ADVISER


HR Trust is managed and advised by Alliance Capital Management L.P. (ALLIANCE), which is registered with the SEC as an investment adviser under the 1940 Act. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable Life. On September 30, 1997, Alliance was managing approximately $217.3 billion in assets. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.


Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

EQ TRUST


EQ Trust is an open-end management investment company. As a "series type" of mutual fund, EQ Trust issues different series of stock, each of which relates to a different Portfolio of EQ Trust. EQ Trust commenced operations on May 1, 1997. EQ Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to EQ Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of EQ Trust purchase Class IB shares of a corresponding Portfolio of EQ Trust. More detailed information about EQ Trust, its investment objectives, policies and restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in the HR Trust prospectus which accompanies this prospectus and in the HR Trust statement of additional information.


EQ TRUST'S MANAGER AND ADVISERS

EQ Trust is managed by EQ Financial Consultants, Inc. (EQ FINANCIAL) which, subject to supervision and direction of the Trustees of EQ Trust, has overall responsibility for the general management and administration of EQ Trust. EQ Financial is an investment adviser registered under the 1940 Act, and a broker-dealer registered under the Exchange Act. EQ Financial is a Delaware corporation and an indirect, wholly owned subsidiary of Equitable Life.

EQ Financial's main office is located at 1290 Avenue of the Americas, New York, New York 10104.


EQ Financial has entered into investment advisory agreements with Bankers Trust Company, who serves as adviser to the BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios; Massachusetts Financial Services Company, adviser to the MFS Emerging Growth Companies and MFS Research Portfolios; Merrill Lynch Asset Management Inc., adviser to the Merrill Lynch Basic Value Equity and Merrill Lynch World Strategy Portfolios; Putnam Investments, adviser to the EQ/Putnam Balanced and EQ/Putnam Growth & Income Value Portfolios; Morgan Stanley Asset Management Inc., adviser to the Morgan Stanley Emerging Markets Equity Portfolio; T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc., adviser to the T. Rowe Price Equity Income and T. Rowe Price International Stock Portfolios; and Warburg, Pincus Counsellors, Inc., adviser to the Warburg Pincus Small Company Value Portfolio.

INVESTMENT POLICIES AND OBJECTIVES OF HR TRUST'S PORTFOLIOS AND EQ
TRUST'S PORTFOLIOS
--------------------------------------------------------------------------------

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus. Please read the prospectuses for each of the trusts carefully before investing.

-------------------------------------------------------------------------------------------------------------------------------
         HR TRUST PORTFOLIO                          INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative                 Diversified mix of publicly traded equity and       High total return without, in the
   Investors                          debt securities.                                    adviser's opinion, undue risk to
                                                                                          principal
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors             Diversified mix of publicly traded equity and       High total return consistent with
                                      fixed-income securities, including at times         the adviser's determination of
                                      common stocks issued by intermediate and            reasonable risk
                                      small-sized companies and at times
                                      lower-quality fixed-income securities commonly
                                      known as "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income              Primarily income producing common stocks and        High total return through a
                                      securities convertible into common stocks.          combination of current income and
                                                                                          capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                 Primarily common stock and other equity-type        Long-term growth of capital and
                                      instruments.                                        increasing income
-------------------------------------------------------------------------------------------------------------------------------
Alliance Global                       Primarily  equity   securities  of                  Long-term  growth  of  capital
                                      non-United States as well as United States
                                      companies.
-------------------------------------------------------------------------------------------------------------------------------
Alliance International                Primarily equity securities selected                Long-term growth of capital
                                      principally to permit participation in
                                      non-United States companies with prospects for
                                      growth.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock             Primarily common stocks and other equity-type       Long-term growth of capital
                                      securities issued by quality small- and
                                      intermediate-sized companies with strong growth
                                      prospects and in covered options on those
                                      securities.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth             Primarily U.S. common stocks and other              Long-term growth of capital
                                      equity-type securities issued by smaller
                                      companies that, in the opinion of the adviser,
                                      have favorable growth prospects.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                 Primarily high-quality U.S. dollar-denominated      High level of current income
                                      money market instruments.                           while preserving assets and
                                                                                          maintaining liquidity
-------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate                 Primarily debt securities issued or guaranteed      High current income consistent
   Government Securities              as to principal and interest by the U.S.            with relative stability of
                                      government or any of its agencies or                principal
                                      instrumentalities. Each investment will have a
                                      final maturity of not more than 10 years or a
                                      duration not exceeding that of a 10-year
                                      Treasury note.
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                   Primarily a diversified mix of high-yield,          High return by maximizing current
                                      fixed-income securities which generally involve     income and, to the extent
                                      greater volatility of price and risk of             consistent with that objective,
                                      principal and income than higher-quality            capital appreciation
                                      fixed-income securities. Lower-quality debt
                                      securities are commonly known as "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
         HR TRUST PORTFOLIO
      AVAILABLE UNDER APO PLUS                       INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                 Selected  securities  in  the  Standard  &          Total  return  (before trust and  separate
                                      Poor's  500   Index  (the  "Index")  which          account  expenses)  approximates  the  in-
                                      the  adviser that  believes will,  in  the          vestment performance of the Index (includ-
                                      aggregate,  approximate  the   performance          ing  reinvestment  of  dividends)  at risk
                                      results of  the  Index.                             level  consistent with that of the Index
-------------------------------------------------------------------------------------------------------------------------------
         EQ TRUST PORTFOLIO                          INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------

BT Equity 500 Index                   Invest in a specifically selected sample of the     Replicate as closely as possible
                                      500 stock included in the Standard & Poor's 500     (before the deduction of
                                      Composite Stock Price Index ("S&P 500").            Portfolio expenses) the total
                                                                                          return of the S&P 500
-------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                Invest in statistically selected sample of the      Replicate as closely as possible
                                      2,000 stocks included in the Russell 2000 Small     (before the deduction of
                                      Stock Index ("Russell 2000").                       Portfolio expenses) the total
                                                                                          return of the Russell 2000
-------------------------------------------------------------------------------------------------------------------------------
BT International Equity Index         Invest in statistically selected sample of the      Replicate as closely as possible
                                      securities of companies included in the Morgan      (before the deduction of
                                      Stanley Capital International Europe,               Portfolio expenses) the total
                                      Australia,   Far  East   Index   ("EAFE"),          return  of  the  EAFE
                                      although  not  all companies   within  a
                                      country will  be represented  in the Portfolio
                                      at the same time.
-------------------------------------------------------------------------------------------------------------------------------

MFS Emerging Growth                   Primarily (i.e., at least 80% of its assets         Long-term growth of capital
   Companies                          under normal circumstances) in common stocks of
                                      emerging growth companies that the Portfolio
                                      adviser believes are early in their life cycle
                                      but which have the potential to become major
                                      enterprises.
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                          A substantial portion of assets invested in         Long-term growth of capital and
                                      common  stock  or  securities  convertible          future   income
                                      into common stock  of companies   believed
                                      by  the   Portfolio adviser to  possess
                                      better  than  average prospects for long-term
                                      growth.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity      Investment in securities, primarily equities,       Capital appreciation and,
                                      that the Portfolio adviser believes are             secondarily, income
                                      undervalued and therefore represent basic
                                      investment value.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy          Investment primarily in a portfolio of equity       High total investment return
                                      and fixed-income securities, including
                                      convertible securities, of U.S. and foreign
                                      issuers.
-------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Emerging Markets       Primarily equity securities of emerging market      Long-term capital appreciation
   Equity                             country issuers with a focus on those in which
                                      the  Portfolio's   adviser   believes  the
                                      economies are  developing  strongly and in
                                      which  the  markets  are   becoming   more
                                      sophisticated.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                    A well-diversified portfolio of stocks and          Balanced investment
                                      bonds that will produce both capital growth and
                                      current income.
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
   EQ TRUST PORTFOLIO (CONTINUED)                    INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------

EQ/Putnam Growth                      Primarily common stocks that offer potential        Capital growth and, secondarily,
   & Income Value                     for capital growth and may, consistent with the     current income
                                      Portfolio's investment objective, invest in
                                      common stocks that offer potential for current
                                      income.
-------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income           Primarily dividend paying common stocks of          Substantial dividend income and
                                      established companies.                              also capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock     Primarily common stocks of established              Long-term growth of capital
                                      non-United States companies.
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small                  Primarily in a portfolio of equity securities       Long-term capital appreciation
   Company Value                      of small capitalization companies (i.e.,
                                      companies having market capitalizations of
                                      $1  billion or less at the time of initial
                                      purchase)   that  the  Portfolio   adviser
                                      considers to be relatively undervalued.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                      PART 2: THE GUARANTEED PERIOD ACCOUNT


--------------------------------------------------------------------------------

GUARANTEE PERIODS

Each amount allocated to a Guarantee Period and held to the Period's Expiration Date accumulates interest at a Guaranteed Rate. The Guaranteed Rate for each allocation is the annual interest rate applicable to new allocations to that Guarantee Period, which was in effect on the Transaction Date for the allocation. We may establish different Guaranteed Rates under different classes of Certificates. We use the term GUARANTEED PERIOD AMOUNT to refer to the amount allocated to and accumulated in each Guarantee Period. The Guaranteed Period Amount is reduced or increased by any market value adjustment as a result of withdrawals, transfers or charges (see below).

Your Guaranteed Period Account contains the Guarantee Periods to which you have allocated Annuity Account Value. On the Expiration Date of a Guarantee Period, its Guaranteed Period Amount and its value in the Guaranteed Period Account are equal. We call the Guaranteed Period Amount on an Expiration Date the Guarantee Period's Maturity Value. We report the Annuity Account Value in your Guaranteed Period Account to reflect any market value adjustment that would apply if all Guaranteed Period Amounts were withdrawn as of the calculation date. The Annuity Account Value in the Guaranteed Period Account with respect to the Guarantee Periods on any Business Day, therefore, will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date.

Guarantee  Periods and Expiration  Dates


We currently offer Guarantee Periods ending on February 15th for each of the maturity years 1999 through 2008. Not all of these Guarantee Periods will be available for ages 76 and above. See "Allocation of Contributions" in Part 3. Also, the Guarantee Periods may not be available for investment in all states. As Guarantee Periods expire we expect to add maturity years so that generally 10 are available at any time.

Under the Assured Payment Option and APO Plus, in addition to the Guarantee Periods above, Guarantee Periods ending on February 15th for each of the maturity years 2009 through 2012 are also available. The Guarantee Period maturing on February 15, 2013 will become available on January 2, 1998.


Under the Rollover IRA, we will not accept allocations to a Guarantee Period if, on the Transaction Date:

o Such Transaction Date and the Expiration Date for such Guarantee Period fall within the same calendar year.

o  The Guaranteed Rate is 3%.

o The Guarantee Period has an Expiration Date beyond the February 15th immediately following the Annuity Commencement Date.

Guaranteed Rates and Price Per $100 of Maturity Value

Because the Maturity Value of a contribution allocated to a Guarantee Period can be determined at the time it is made, you can determine the amount required to be allocated to a Guarantee Period in order to produce a target Maturity Value (assuming no transfers or withdrawals are made and no charges are allocated to the Guarantee Period). The required amount is the present value of that Maturity Value at the Guaranteed Rate on the Transaction Date for the contribution, which may also be expressed as the price per $100 of Maturity Value on such Transaction Date.


Guaranteed Rates for new allocations as of December 10, 1997 and the related price per $100 of Maturity Value for each currently available Guarantee Period were as follows:

-------------------------------------------------------------
      GUARANTEE
    PERIODS WITH          GUARANTEED
   EXPIRATION DATE        RATE AS OF            PRICE
  FEBRUARY 15TH OF       DECEMBER 10,        PER $100 OF
    MATURITY YEAR            1997          MATURITY VALUE
-------------------------------------------------------------
        1999                4.78%              $94.62
        2000                4.88                90.12
        2001                4.95                85.73
        2002                4.98                81.59
        2003                5.03                77.53
        2004                5.09                73.56
        2005                5.11                69.89
        2006                5.12                66.44
        2007                5.14                63.09
        2008                5.08                60.36
-------------------------------------------------------------


Available under the Assured Payment Option and APO Plus

-------------------------------------------------------------
        2009                5.08%              $57.43
        2010                5.08                54.66
        2011                5.08                52.01
        2012                5.08                49.50
-------------------------------------------------------------

Allocation among Guarantee Periods


The same approach as described above may also be used to determine the amount which you would need to allocate to each Guarantee Period in order to create a series of constant Maturity Values for two or more years.


For example, if you wish to have $100 mature on February 15th of each of years 1999 through 2003, then according to the above table the lump sum contribution you would have to make as of December 10, 1997 would be $429.59 (i.e., the sum of the price per $100 of Maturity Value for each maturity year from 1999 through
2003).


The above example is provided to illustrate the use of present value calculations. It does not take into account the potential for charges to be deducted, withdrawals or transfers to be made from Guarantee Periods or for the market value adjustment that would apply to such transactions. Actual calculations will be based on Guaranteed Rates on each actual Transaction Date, which may differ.

Options at Expiration Date

Under the Rollover IRA, we will notify you on or before December 31st prior to the Expiration Date of each Guarantee Period in which you have any Guaranteed Period Amount. You may elect one of the following options to be effective at the Expiration Date, subject to the restrictions set forth on the prior page and under "Allocation of Contributions" in Part 3:

     (a) to transfer the Maturity Value into any Guarantee Period we are then offering, or into any of our Investment Funds; or

     (b) to withdraw the Maturity Value (subject to any withdrawal charges which may apply).

If we have not received your election as of the Expiration Date, the Maturity Value in the expired Guarantee Period will be transferred into the Guarantee Period with the earliest Expiration Date.

MARKET VALUE ADJUSTMENT FOR TRANSFERS, WITHDRAWALS OR SURRENDER PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, surrender and deductions) from a Guarantee Period prior to its Expiration Date will cause any remaining Guaranteed Period Amount for that Guarantee Period to be increased or decreased by a market value adjustment. The amount of the adjustment will depend on two factors: (a) the difference between the Guaranteed Rate applicable to the amount being withdrawn and the Guaranteed Rate on the Transaction Date for new allocations to a Guarantee Period with the same Expiration Date, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally allocated to a Guarantee Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Annuity Account Value in the Guaranteed Period Account related to longer-term Guarantee Periods.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Guarantee Period will be determined for each contribution allocated to that Period as follows:

     (1) We determine the present value of the Maturity Value on the Transaction Date as follows:

         (a) We determine the Guaranteed Period Amount that would be payable on the Expiration Date, using the applicable Guaranteed Rate.

         (b) We determine the period remaining in your Guarantee Period (based on the Transaction Date) and convert it to fractional years based on a 365-day year. For example three years and 12 days becomes 3.0329.

         (c) We determine the current Guaranteed Rate which applies on the Transaction Date to new allocations to the same Guarantee Period.

         (d) We determine the present value of the Guaranteed Period Amount payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

     (2) We determine the Guaranteed Period Amount as of the current date.

     (3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Guarantee Period, which may be positive or negative.

The market value adjustment (positive or negative) resulting from a withdrawal (including any withdrawal charges) of a portion of the amount in a Guarantee Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Guarantee Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Guarantee Period by (ii) the Annuity Account Value in such Guarantee Period prior to the withdrawal or transfer. See Appendix I for an example.

The Guaranteed Rate for new allocations to a Guarantee Period is the rate we have in effect for this purpose even if new allocations to that Guarantee Period would not be accepted at the time. This rate will not be less than 3%. If we do not have a Guaranteed Rate in effect for a Guarantee Period to which the "current Guaranteed Rate" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Guarantee Periods, the "current Guaranteed Rate" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.25% to the current rate in (1)(c) above.

MODAL PAYMENT PORTION

Under the Assured Payment Option and APO Plus, a portion of your contributions or Annuity Account Value is allocated to the Modal Payment Portion of the Guaranteed Period Account for payments to be made prior to the Expiration Date of the earliest Guarantee Period we then offer. Such amount will accumulate interest beginning on the Transaction Date at an interest rate we set. Interest will be credited daily. Such rate will not be less than 3%.

Upon the expiration of a Guarantee Period, the Guaranteed Period Amount will be held in the Modal Payment Portion of the Guaranteed Period Account. Amounts from an expired Guarantee Period held in the Modal Payment Portion of the Guaranteed Period Account will be credited with interest at a rate equal to the Guaranteed Rate applicable to the expired Guarantee Period, beginning on the Expiration Date of such Guarantee Period.

There is no market value adjustment with respect to amounts held in the Modal Payment Portion of the Guaranteed Period Account.

INVESTMENTS

Amounts allocated to Guarantee Periods or the Modal Payment Portion of the Guaranteed Period Account will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. This separate account provides an additional measure of assurance that full payment of amounts due under the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct.

Investments purchased with amounts allocated to the Guaranteed Period Account are the property of Equitable Life. Any favorable investment performance on the assets held in the separate account accrues solely to Equitable Life's benefit. Certificate Owners do not participate in the performance of the assets held in this separate account. Equitable Life may, subject to applicable state law, transfer all assets allocated to the separate account to its general account. Regardless of whether assets supporting Guaranteed Period Accounts are held in a separate account or our general account, all benefits relating to the Annuity Account Value in the Guaranteed Period Account are guaranteed by Equitable Life.

Equitable Life has no specific formula for establishing the Guaranteed Rates for the Guarantee Periods. Equitable Life expects the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed-income securities to be acquired with amounts that are allocated to the Guarantee Periods at the time that the Guaranteed Rates are established. Our current plans are to invest such amounts in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the Guarantee Periods.

Although the foregoing generally describes Equitable Life's plans for investing the assets supporting Equitable Life's obligations under the fixed portion of the Certificates, Equitable Life is not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Guaranteed Rates Equitable Life establishes be determined by the performance of the nonunitized separate account.

General Account

Our general account supports all of our policy and contract guarantees, including those applicable to the Guaranteed Period Account, as well as our general obligations. Amounts applied under the Life Contingent Annuity become part of the general account. See "Assured Payment Option," "Life Contingent Annuity," in Part 4.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptions and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, as amended (1933 ACT), nor is the general account an investment company under the 1940 Act. Accordingly, neither the general account nor the Life Contingent Annuity is subject to regulation under the 1933 Act or the 1940 Act. However, the market value adjustment interests under the Certificates are registered under the 1933 Act.

We have been advised that the staff of the SEC has not made a review of the disclosure that is included in the prospectus for your information that relates to the general account (other than market value adjustment interests) and the Life Contingent Annuity. The disclosure, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------

               PART 3: PROVISIONS OF THE CERTIFICATES AND SERVICES
                                   WE PROVIDE

--------------------------------------------------------------------------------

THE PROVISIONS DISCUSSED IN THIS PART 3 APPLY WHEN YOUR CERTIFICATE IS OPERATING PRIMARILY TO ACCUMULATE ANNUITY ACCOUNT VALUE. DIFFERENT RULES MAY APPLY WHEN YOU ELECT THE ASSURED PAYMENT OPTION OR APO PLUS IN THE APPLICATION OR AS LATER ELECTED AS A DISTRIBUTION OPTION UNDER YOUR ROLLOVER IRA AS DISCUSSED IN PART 4. THE PROVISIONS OF YOUR CERTIFICATE MAY BE RESTRICTED BY APPLICABLE LAWS OR REGULATIONS.


WHAT IS THE ROLLOVER IRA?

The Rollover IRA is a deferred annuity designed to provide for the accumulation of retirement savings and for income at a future date. Investment Options available are Investment Funds providing variable returns and Guarantee Periods providing guaranteed interest when held to maturity. Rollover IRA Certificates are issued as traditional individual retirement annuities (TRADITIONAL IRAS) and Roth individual retirement annuities (ROTH IRAS).


Earnings generally accumulate on a tax-deferred basis until withdrawn or when distributions become payable. Withdrawals made prior to 59 1/2 may be subject to tax penalty.

AVAILABILITY OF THE CERTIFICATES

The Certificates are available for issue ages 20 through 78. These Certificates may not be available in all states. These Certificates are not available in Puerto Rico.


CONTRIBUTIONS UNDER THE CERTIFICATES

Your initial contribution must be at least $5,000. Under Traditional IRA Certificates we will only accept initial contributions which are either rollover contributions under Sections 402(c), 403(a)(4), 403(b)(8), or 408(d)(3) of the Code, or direct custodian-to-custodian transfers from other traditional individual retirement arrangements. Under Roth IRA Certificates we will only accept rollover contributions from Traditional IRAs, or Roth IRAs, or direct custodian-to-custodian transfers from other ROTH IRAs. See "IRA Tax Information" in Part 7. See "Part 7: Tax Aspects of the Certificates."

Under Traditional IRA Certificates you may make subsequent contributions in an amount of at least $1,000 at any time until you attain age 79. Subsequent Traditional IRA contributions may be "regular" IRA contributions (limited to a maximum of $2,000 a year), or rollover contributions or direct transfers as described above.

"Regular" contributions to Traditional IRAs may no longer be made for the taxable year in which you attain age 70 1/2 or thereafter. Rollover and direct transfer contributions may be made until you attain age 79. However, under the Code any amount contributed after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made. See "Part 7: Tax Aspects of the Certificates." For the consequences of making a "regular" IRA contribution to your Traditional IRA Certificate, also see Part 7.

We will not accept "regular" IRA contributions to Roth IRAs. Rollover and direct custodian-to-custodian transfer contributions can be made any time during your lifetime provided you meet the requirements. See "IRA Tax Information" in Part 7.


We may refuse to accept any contribution if the sum of all contributions under all accumulation Certificates with the same Annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first Contract Year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation certificates/contracts you own would then total more than $2,500,000.

Contributions are credited as of the Transaction Date.

METHODS OF PAYMENT

Except as indicated below, all contributions must be made by check drawn on a bank or credit union in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. Contributions must be sent to Equitable Life at our Processing Office address designated for contributions. Your initial contribution must be accompanied by a completed application which is acceptable to us. In the event the application information or the application is otherwise not acceptable, we may retain your contribution for a period not exceeding five Business Days while an attempt is made to obtain the required information. If the required information cannot be obtained within those five Business Days, the Processing Office will inform the agent, on behalf of the applicant, of the reasons for the delay and return the contribution immediately to the applicant, unless the applicant specifically consents to our retaining the contribution until the required information is received by the Processing Office.


Automatic Investment Program

Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account, or credit union checking account and to be contributed as a subsequent contribution into a Traditional IRA Certificate on a monthly or quarterly basis. The minimum amount that will be deducted is $100 monthly and $300 quarterly (subject to the maximum of $2,000 annually for Traditional IRAs). AIP subsequent contributions may be made to any Investment Option available under your Certificate. You may elect AIP by properly completing the appropriate form, which is available from your agent, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th, or 31st) you wish to have your account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date. AIP is not available for Roth IRA Certificates.

You may cancel AIP at any time by notifying our Processing Office in writing at least two business days prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.


ALLOCATION OF CONTRIBUTIONS

You may choose Self-Directed, Principal Assurance or Dollar Cost Averaging allocations.

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed on the Transaction Date. A contribution allocated to the Guaranteed Period Account will have the Guaranteed Rate for the specified Guarantee Period offered on the Transaction Date.

Self-Directed Allocation

You allocate your contributions to one or up to all of the available Investment Options. Allocations among Investment Options must be in whole percentages. Allocation percentages can be changed at any time by writing to our Processing Office, or by telephone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

At ages 76 and above, allocations to Guarantee Periods must be limited to those with maturities of five years or less and with maturity dates no later than the February 15th immediately following the Annuity Commencement Date.


Principal Assurance Allocation


This option (for issue ages 20 through 75) assures that your Maturity Value in a specified Guarantee Period will equal your initial contribution on the Guarantee Period's Expiration Date, while at the same time allowing you to invest in the Investment Funds. It may be elected only at issue of your Certificate and assumes no withdrawals or transfers from the Guarantee Period. The maturity year generally may not be later than 10 years nor earlier than seven years from the Contract Date. In order to accomplish this strategy, we will allocate a portion of your initial contribution to the selected Guarantee Period. See "Guaranteed Rates and Price Per $100 of Maturity Value" in Part 2. The balance of your initial contribution and all subsequent contributions must be allocated under "Self-Directed Allocation" as described above.


If you are applying for a Traditional IRA Certificate, before you select a year that would extend beyond the year in which you will attain age 70 1/2 you should consider your ability to take minimum distributions from other Traditional IRA funds that you may have or from the Investment Funds to the extent possible. See "Required Minimum Distributions" in Part 7.

Dollar Cost Averaging Allocation

A Special Dollar Cost Averaging program is available for allocation of your initial contribution. Also, a General Dollar Cost Averaging program is available for allocation of your initial contribution, or if elected at a later date, your Annuity Account Value. Both programs are more fully described later in this Part 3 under "Dollar Cost Averaging."


FREE LOOK PERIOD

You have the right to examine the Rollover IRA Certificate for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days.

Your refund will equal the Annuity Account Value reflecting any investment gain or loss, and any positive or negative market value adjustment, through the date we receive your Certificate at our Processing Office. Some states or Federal income tax regulations may require that we calculate the refund differently. If the Assured Payment Option or APO Plus is elected in the application for the Certificate, your refund will include any amount applied under the Life Contingent Annuity. See "Assured Payment Option," "Life Contingent Annuity" in
Part 4. If you cancel your Certificate during the free look period, we may require that you wait six months before you may apply for a Certificate with us again.

We follow these same procedures if you change your mind before you receive your Certificate but after a contribution has been made. See "Part 7: Tax Aspects of the Certificates" for possible consequences of cancelling your Certificate during the free look period.


In the case of a complete conversion of an existing Rollover Traditional IRA Certificate to a Rollover Roth IRA Certificate, you may cancel your Rollover Roth IRA Certificate and return to a Rollover Traditional IRA Certificate by following the instructions in the conversion booklet available from the Processing Office of your registered representative.


ANNUITY ACCOUNT VALUE

Your Annuity Account Value is the sum of the amounts in the Investment Options.

Annuity Account Value in Investment Funds

The Annuity Account Value in an Investment Fund on any Business Day is equal to the number of Accumulation Units in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions and transfers less the sum of Accumulation Units redeemed for withdrawals, transfers or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund equals the dollar amount of the transaction divided by the Accumulation Unit Value for that Investment Fund for the applicable Transaction Date.

The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the corresponding Portfolios of each respective trust, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as each respective trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Certificates. A description of the computation of the Accumulation Unit Value is found in the SAI.

Annuity Account Value in Guaranteed Period Account

The Annuity Account Value in the Guaranteed Period Account on any Business Day will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date. (This is equivalent to the Guaranteed Period Amount increased or decreased by the full market value adjustment.) The Annuity Account Value, therefore, may be higher or lower than the contributions (less withdrawals) accumulated at the Guaranteed Rate. At the Expiration Date the Annuity Account Value in the Guaranteed Period Account will equal the Maturity Value. While the Assured Payment Option or APO Plus is in effect, the Annuity Account Value will include any amount in the Modal Payment Portion of the Guaranteed Period Account. However, amounts held in the Modal Payment Portion of the Guaranteed Period Account are not subject to a market value adjustment. See "Part 2: The Guaranteed Period Account."


TRANSFERS AMONG INVESTMENT OPTIONS


At any time prior to the Annuity Commencement Date, you may transfer all or portions of your Annuity Account Value among the Investment Options, subject to the following restrictions.

o Transfers out of a Guarantee Period other than at the Expiration Date will result in a market value adjustment. See "Part 2: The Guaranteed Period Account."

o At ages 76 and above, transfers to Guarantee Periods must be limited to those with maturities of five years or less and with maturity dates no later than February 15th immediately following the Annuity Commencement Date.

o Transfers may not be made to a Guarantee Period with an Expiration Date in the current calendar year, or if the Guaranteed Rate is 3%.

Transfer requests must be made directly to our Processing Office. Your request for a transfer should specify your Certificate number, the amounts or percentages to be transferred and the Investment Options to and from which the amounts are to be transferred. Your transfer request may be in writing or by telephone.

For telephone transfer requests, procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

We may restrict, in our sole discretion, the use of an agent acting under a power of attorney, such as a market timer, on behalf of more than one Certificate Owner to effect transfers. Any agreements to use market timing services to effect transfers are subject to our rules then in effect and must be on a form satisfactory to us.

A transfer request will be effective on the Transaction Date and the transfer to or from Investment Funds will be made at the Accumulation Unit Value next computed after the Transaction Date. All transfers will be confirmed in writing.

DOLLAR COST AVERAGING


We offer two Dollar Cost Averaging programs as described below. The main objective of Dollar Cost Averaging is to attempt to shield your investment from short-term price fluctuations. Since approximately the same dollar amounts are transferred from the Alliance Money Market Fund to other Investment Funds periodically, more Accumulation Units are purchased in an Investment Fund if the value per Accumulation Unit is low and fewer Accumulation Units are purchased if the value per Accumulation Unit is high. Therefore, a lower average value per Accumulation Unit may be achieved over the long term. This plan of investing allows you to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

Dollar  Cost  Averaging  may  not  be  elected  while  the  rebalancing  program
(described   below)  or  the  Systematic   Withdrawal  option  (described  under
"Withdrawal Options" in Part 4) is in effect.


Special Dollar Cost Averaging

For Certificate Owners who at issue of the Certificate want to dollar cost average their entire initial contribution from the Alliance Money Market Fund into the other Investment Funds monthly over a period of twelve months, we offer a Special Dollar Cost Averaging program under which the mortality and expense risks and administration charges normally deducted from the Alliance Money Market Fund will not be deducted. See "Charges Deducted from the Investment Funds" in Part 5.

General Dollar Cost Averaging

If you have at least $5,000 of Annuity Account Value in the Alliance Money Market Fund, you may choose to have a specified dollar amount or percentage of your Annuity Account Value transferred from the Alliance Money Market Fund to other Investment Funds on a monthly, quarterly or annual basis. This program may be elected at any time.


The minimum amount that may be transferred on each Transaction Date is $250. The maximum amount which may be transferred is equal to the Annuity Account Value in the Alliance Money Market Fund at the time the option is elected, divided by the number of transfers scheduled to be made each Contract Year.


The transfer date will be the same calendar day of the month as the Contract Date. If, on any transfer date, the Annuity Account Value in the Alliance Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the dollar cost averaging option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending us satisfactory notice to our Processing Office at least seven calendar days before the next transfer date.


REBALANCING

We currently offer a rebalancing program under which you authorize us to automatically transfer your Annuity Account Value among the Investment Funds selected by you in order to maintain a particular percentage allocation in such Investment Funds. You select the period of time at the end of which the transfers will take place. The period of time may be quarterly, semi-annually, or annually on a Contract Year basis. The Annuity Account Value allocated to each selected Investment Fund will grow or decline in value at different rates during each time period, and Rebalancing automatically reallocates the Annuity Account Value in the chosen Investment Funds at the end of each period to the specified allocation percentages. Rebalancing is intended to transfer specified portions of the Annuity Account Value from those chosen Investment Funds that have increased in value to those chosen Investment Funds that have declined in value. The transfers to and from each chosen Investment Fund will be made at the Accumulation Unit Value next computed after the Transaction Date. Rebalancing is not available for amounts in the Guaranteed Period Account. Rebalancing does not assure a profit or protect against a loss in declining markets and should be periodically reviewed as your needs may change. You may want to discuss the rebalancing program with your financial adviser before electing such program.

You may elect the rebalancing program at any time by submitting your request in a written form satisfactory to us. Rebalancing will be on the same day of the month as the Contract Date.

You may change your rebalancing allocation percentages or cancel this program at any time by submitting a request in a form satisfactory to us. Such request must be received at our Processing Office at least seven days before the next scheduled rebalancing date. A transfer request from you while the rebalancing program is in effect, will cancel the rebalancing program. You must then submit a new request in a written form satisfactory to us to start the rebalancing program again.

Rebalancing may not be elected if a Dollar Cost Averaging program (discussed above) is in effect.

BASEBUILDER BENEFITS

The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit. The combined benefit (Plan A) for which there is a charge is available for issue ages 20 through 75. You elect Plan A in the application. Once elected, the benefit may not be changed. See "Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge" in Part 5. The baseBUILDER provides a degree of protection while you live (Income Benefit) as well as for your beneficiary should you die. If you do not elect the combined benefit, the Guaranteed Minimum Death Benefit is still provided under the Certificate at a lower charge. The combined benefit (Plan A) is not currently available in New York.

DEATH BENEFIT

Generally, upon receipt of proof satisfactory to us of your death prior to the Annuity Commencement Date, we will pay the death benefit to the beneficiary named in your Certificate. You designate the beneficiary at the time you apply for the Certificate. While the Certificate is in effect, you may change your beneficiary by writing to our Processing Office. The change will be effective on the date the written submission was signed. The death benefit payable will be determined as of the date we receive such proof of death and any required instructions as to the method of payment.

The death benefit applicable to Certificates issued in all states except New York is equal to the sum of:

     (1) the Annuity Account Value in the Investment Funds, or, if greater, the Guaranteed Minimum Death Benefit defined below; and

     (2) the death benefit provided with respect to the Guaranteed Period Account, which is equal to the Annuity Account Value in the Guaranteed Period Account or, if greater, the sum of the Guaranteed Period Amounts in each Guarantee Period, plus any amounts in the Modal Payment Portion of the Guaranteed Period Account. See "Part 2: The Guaranteed Period Account."

GUARANTEED MINIMUM DEATH BENEFIT

Your Guaranteed Minimum Death Benefit is the minimum amount payable with respect to the Investment Funds upon your death.

6% to Age 80 Benefit -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 6% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through age 80 (or at your death, if earlier) and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Death Benefit interest applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program (described on previous page) will be 6%.

Withdrawals and transfers will reduce your Guaranteed Minimum Death Benefit, see "How Withdrawals and Transfers Affect Your Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit" in Part 4.

For the death benefit applicable to Certificates issued in New York, see Appendix II.

See Appendix III for an example of the calculation of the Guaranteed Minimum Death Benefit.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity benefit you have chosen under your Certificate. If no annuity benefit has been chosen at the time of your death, the beneficiary will receive the death benefit in a lump sum. However, subject to any exceptions in the Certificate, Equitable Life's rules then in effect and any other applicable requirements under the Code, the beneficiary may elect to apply the death benefit amount to one or more annuity benefits offered by Equitable Life. See "Annuity Benefits" in Part 4.

Successor Annuitant

If you elect to have your spouse be both the sole primary beneficiary and the successor Annuitant/Certificate Owner, then no death benefit is payable until your surviving spouse's death.

On the Processing Date following your death, if the successor Annuitant/Certificate Owner election was elected at issue of your Certificate and is in effect at your death, the Guaranteed Minimum Death Benefit will be reset at the greater of the then current Guaranteed Minimum Death Benefit and the then current Annuity Account Value in the Investment Funds. In determining whether the Guaranteed Minimum Death Benefit will continue to grow, we will use the age (as of the Processing Date) of the successor Annuitant/ Certificate Owner.

GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit provides a minimum amount of guaranteed lifetime income with respect to the Investment Funds. It operates through application of your Annuity Account Value in the Investment Funds under the Assured Payment Option (discussed in Part 4).


On the Transaction Date that you exercise your Guaranteed Minimum Income Benefit, the annual lifetime income that will be provided under the Assured Payment Option will be the greater of (i) your Guaranteed Minimum Income Benefit, and (ii) the income provided by application of your Annuity Account Value in the Investment Funds at our then current annuity purchase factors. The Guaranteed Minimum Income Benefit does not provide an Annuity Account Value or guarantee performance of your Investment Funds. Because it is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of your Annuity Account Value at current annuity purchase factors. It should therefore be regarded as a safety net.

If you have any Annuity Account Value in the Guaranteed Period Account as of the Transaction Date that you exercise your Guaranteed Minimum Income Benefit, such Annuity Account Value will also be applied (at current annuity purchase factors) toward providing payments under the Assured Payment Option. Such Annuity Account Value will increase the payments provided by the Guaranteed Minimum Income Benefit. A market value adjustment may apply.


Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male age 60 (at issue) on Contract Date anniversaries as indicated below, assuming allocation only to the Investment Funds (excluding the Alliance Money Market and Alliance Intermediate Government Securities Funds), no subsequent contributions, transfers or withdrawals.


-------------------------------------------------------------
                                 GUARANTEED MINIMUM
      CONTRACT DATE            INCOME BENEFIT -- ANNUAL
       ANNIVERSARY          INCOME PAYABLE FOR LIFE WITH
       AT ELECTION              10 YEAR FIXED PERIOD
-------------------------------------------------------------
           7                           $ 8,992
          10                            12,160
          15                            18,358
-------------------------------------------------------------


Withdrawals and transfers will reduce your Guaranteed Minimum Income Benefit, see "How Withdrawals and Transfers Affect Your Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit" in Part 4.

The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the seventh or later Contract Date anniversary. However, it may not be exercised earlier than your age 60, nor later than age 83; except that for issue ages 20 through 44, it may be exercised following the 15th or later Contract Date anniversary.

When you exercise your Guaranteed Minimum Income Benefit, you will receive at least the minimum annual income specified and a fixed period based on your age at the time the benefit is exercised as follows:





-------------------------------------------------------------
                      LEVEL PAYMENTS*
         AGE AT ELECTION            PERIOD CERTAIN YEARS
-------------------------------------------------------------
          60 through 75                       10
               76                              9
               77                              8
          78 through 83                        7


----------------
* Other forms and periods certain may also be available. See "Required Minimum Distributions" in Part 7 to see how this option may be affected if exercised after age 70 1/2.
-------------------------------------------------------------


Payments start one payment mode after the Assured Payment Option goes into effect.

Each year on your Contract Date anniversary, if you are eligible to exercise your Guaranteed Minimum Income Benefit, we will send you an eligibility notice illustrating how much income could be provided on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise your Guaranteed Minimum Income Benefit by submitting the proper form. The amount of income you actually receive will be determined on the Transaction Date that we receive your properly completed exercise notice.

The Guaranteed Minimum Death Benefit, which relates to the Investment Funds, will no longer be in effect if you elect the Assured Payment Option. If you subsequently terminate the Assured Payment Option and have your Certificate operate under the Rollover IRA rules, then the Guaranteed Minimum Death Benefit will go back into effect based on your Annuity Account Value in the Investment Funds as of the Transaction Date that the Rollover IRA goes into effect.

You may always apply your Annuity Account Value to any of our life annuity benefits. The annuity benefits are discussed in Part 4. These benefits differ from the Assured Payment Option and may provide higher or lower income levels, but do not have all the features under the Assured Payment Option. You may request an illustration from your agent.

Successor Annuitant/Certificate Owner

If the successor Annuitant/Certificate Owner election (discussed above) was elected at issue of the Certificate and is in effect at your death, the Guaranteed Minimum Income Benefit will continue to be available on Contract Date anniversaries seven and later based on the Contract Date, provided the Guaranteed Minimum Income Benefit is exercised as specified above based on the age of the successor Annuitant/Certificate Owner.

Alternate Plan A Arrangements

Available for issue ages 20 through 65 -- In addition to a baseBUILDER Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit where the Guaranteed Minimum Death Benefit interest is credited through age 80 (6% to Age 80 Benefit), there is a lower cost benefit where interest is credited through age 70 (6% to Age 70 Benefit) to the Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit. If you wish to elect this alternate benefit, you must do so in the application; otherwise the 6% to Age 80 Benefit will apply. Once elected, the benefit may not be changed.

Available for issue ages 76 through 78 -- If you are age 76 or older and you are interested in the Combined

Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit, ask your agent for a copy of the prospectus supplement describing this benefit.

CASH VALUE

The Cash Value under the Certificate fluctuates daily with the investment performance of the Investment Funds you have selected and reflects any upward or downward market value adjustment. See "Part 2: The Guaranteed Period Account." We do not guarantee any minimum Cash Value except for amounts in a Guarantee Period held to the Expiration Date. On any date before the Annuity Commencement Date while the Certificate is in effect, the Cash Value is equal to the Annuity Account Value less any withdrawal charge. The free corridor amount will not apply when calculating the withdrawal charge applicable upon a surrender. See "Part 5: Deductions and Charges."

SURRENDERING THE CERTIFICATES TO RECEIVE THE CASH VALUE

You may surrender a Certificate to receive the Cash Value at any time while you are living and before the Annuity Commencement Date. For a surrender to be effective, we must receive your written request and the Certificate at our Processing Office. The Cash Value will be determined on the Transaction Date. All benefits under the Certificate will be terminated as of that date, other than any Life Contingent Annuity Benefits, discussed in Part 4.

You may receive the Cash Value in a single sum payment or apply it under one or more of the income annuity options. See "Annuity Benefits" in Part 4. We will usually pay the Cash Value within seven calendar days, but we may delay payment as described in "When Payments Are Made" below.

For the tax consequences of surrenders, see "Part 7: Tax Aspects of the Certificates."

WHEN PAYMENTS ARE MADE

Under applicable law, application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds, payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) from the Investment Funds, and, upon surrender, payment of the Cash Value from the Investment Funds will be made within seven calendar days after the Transaction Date. Payments or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interest in the Investment Funds.

We can defer payment of any portion of the Annuity Account Value in the Guaranteed Period Account for up to six months while you are living. We may also defer payments for any amount attributable to a contribution made in the form of a check for a reasonable amount of time (not to exceed 15 days) to permit the check to clear.

ASSIGNMENT


The Certificates are not assignable or transferable except through surrender to us. They may not be borrowed against or used as collateral for a loan or other obligation.


SERVICES WE PROVIDE
o  REGULAR REPORTS

   o Statement of your Certificate values as of the last day of the calendar year;

   o Three additional reports of your Certificate values each year;

   o Annual and semi-annual statements of each trust; and

   o Written confirmation of financial transactions.

o  TOLL-FREE TELEPHONE SERVICES

   o Call 1-800-789-7771 for a recording of daily Accumulation Unit Values and Guaranteed Rates applicable to the Guarantee Periods. Also call during our regular business hours to speak to one of our customer service representatives.

o  PROCESSING OFFICE

   o FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Equitable Life
     Income Management Group
     Post Office Box 13014
     Newark, NJ 07188-0014

   o FOR CONTRIBUTIONS SENT BY EXPRESS MAIL:
     Equitable Life
     c/o First Chicago National Processing Center
     300 Harmon Meadow Boulevard, 3rd Floor
     Attn: Box 13014
     Secaucus, NJ 07094

   o FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY REGULAR MAIL:
     Equitable Life
     Income Management Group
     P.O. Box 1547 Secaucus, NJ 07096-1547

   o FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY EXPRESS MAIL:

     Equitable Life
     Income Management Group
     200 Plaza Drive, 4th Floor
     Secaucus, NJ 07096

DISTRIBUTION OF THE CERTIFICATES

As the distributor of the Certificates, Equitable Distributors, Inc. (EDI), an indirect, wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Certificates. EDI also serves as the principal underwriter of the Separate Account under the 1940 Act. EDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York 10104. EDI was paid a fee of $1,204,370 for 1996 and $126,914 for 1995 for its services under its "Distribution Agreement" with Equitable Life and the Separate Account.

The Certificates will be sold by registered representatives of EDI and its affiliates, who are also our licensed insurance agents. Broker-dealer sales compensation for EDI and its affiliates will generally not exceed six percent of total contributions made under a Certificate. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion thereof to their registered representatives as commissions related to sales of the Certificates. The offering of the Certificates is intended to be continuous.

--------------------------------------------------------------------------------

               PART 4: DISTRIBUTION METHODS UNDER THE CERTIFICATES

--------------------------------------------------------------------------------


The Rollover IRA Certificates offer several distribution methods specifically designed to provide retirement income. The Assured Payment Option and APO Plus, may be elected in the application or as a distribution option at a later date. In addition, the Traditional IRA and Roth IRA Certificates provide for Lump Sum Withdrawals, Substantially Equal Payment Withdrawals and Systematic Withdrawals. Minimum Distribution Withdrawals are provided for only under Traditional IRA Certificates. Fixed and variable annuity benefit options are also available for amounts to be applied at the Annuity Commencement Date. The Assured Payment Option and APO Plus may not be available in all states.

The Traditional IRA Certificates are subject to the Code's minimum distribution requirements. Generally, distributions from these Certificates must commence by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. Subsequent distributions must be made by December 31st of each calendar year. If you do not commence minimum distributions in the calendar year in which you attain age 70 1/2, and wait until the three-month period (January 1 to April
1) in the next calendar year to commence minimum distributions, then you must take two required minimum distributions in that calendar year. If the required minimum distribution is not made, a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn may apply. See "Part 7: Tax Aspects of the Certificates" for a discussion of various special rules concerning the minimum distribution requirements.

For  Traditional  IRA  retirement  benefits  subject  to  minimum   distribution
requirements, we will send a form outlining the distribution options available before you reach age 70 1/2 (if you have not annuitized before that time).


ASSURED PAYMENT OPTION


The Assured Payment Option is designed to provide you with guaranteed payments for your life (SINGLE LIFE) or for the lifetime of you and a joint Annuitant you designate (JOINT AND SURVIVOR) through a series of distributions from the Annuity Account Value that are followed by Life Contingent Annuity payments. Payments you receive during the fixed period are designed to pay out the entire Annuity Account Value by the end of the fixed period and, for Traditional IRA Certificates, to meet or exceed minimum distribution requirements, if applicable. See "Minimum Distribution Withdrawals" below. The fixed period ends with the distribution of the Maturity Value of the last Guarantee Period, or distribution of the final amount in the Modal Payment Portion of the Guaranteed Period Account. The fixed period may also be referred to as the "liquidity period" as during this period, you have access to the Cash Value through Lump Sum Withdrawals or surrender of the Certificate, with lifetime income continuing in reduced amounts.


After the fixed period, the payments are made under the Life Contingent Annuity described below.


You may elect the Assured Payment Option at any time if your initial contribution or Annuity Account Value is at least $10,000 at the time of election, by submitting a written request satisfactory to us. The Assured Payment Option may be elected at ages 59 1/2 through 83. If you are over age 70 1/2, the availability of this option may be restricted under certain limited circumstances. See "Tax Considerations for the Assured Payment Option and APO Plus" in Part 7. The Assured Payment Option with level payments (described below) may be elected at ages as young as 45. However, there are tax considerations that should be taken into account before electing level payments under the Assured Payment Option if you are under age 59 1/2. See "Penalty Tax on Early Distributions" in Part 7. The Assured Payment Option with increasing payments (described below) at ages as young as 53 1/2 provided payments do not start before you attain age 59 1/2.

Once the Assured Payment Option is elected, all amounts currently held under your Rollover IRA must be allocated to the Guarantee Periods, the Modal Payment Portion of the Guaranteed Period Account, if applicable, and the Life Contingent Annuity. See "Allocation of Contributions or Annuity Account Value" below. Subsequent contributions may be made according to the rules set forth below and in "Tax-Free Transfers and Rollovers" and "Roth Individual Retirement Annuities (Roth IRAs)" in Part 7.

Subsequent Contributions under the Assured Payment Option IRA Certificates

Under Traditional IRA Certificates subsequent "regular" Traditional IRA contributions may no longer be made for the taxable year in which you attain age 70 1/2 and thereafter. Subsequent Traditional IRA rollover and direct transfer contributions may be made at any time until the earlier of (i) when you attain age 84 and (ii) when the Certificate is within seven years of the end of the fixed period while the Assured Payment Option is in effect. However, any amount contributed after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


We will not accept "regular" IRA contributions to Roth IRAs. Rollover and direct custodian-to-custodian transfer contributions can be made any time during your lifetime provided you meet the requirements. See "IRA Tax Information" in Part 7.


Payments

You may elect to receive monthly, quarterly or annual payments. However, all payments are made on the 15th of the month. Payments to be made on an Expiration Date during the fixed period represent distributions of the Maturity Values of serially maturing Guarantee Periods on their Expiration Dates. Payments to be made monthly, quarterly or annually on dates other than an Expiration Date represent distributions from amounts in the Modal Payment Portion of the Guaranteed Period Account. See "Part 2: The Guaranteed Period Account."

You have a choice of receiving level payments during the fixed period and then under the Life Contingent Annuity. Or, you may elect to receive payments that increase. During the fixed period, payments are designed to increase by 10% every three years on each third anniversary of the payment start date. After the end of the fixed period, your first payment under the Life Contingent Annuity will be 10% greater than the final payment made under the fixed period. Thereafter, payments will increase annually on each anniversary of the payment start date under the Life Contingent Annuity based on the annual increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.


Payments will generally start one payment mode from the date the Assured Payment Option goes into effect. Or you may choose to defer the date payments will start generally for a period of up to 72 months. Deferral of the payment start date permits you to lock in rates at a time when you may consider current rates to be high, while permitting you to delay receiving payments if you have no immediate need to receive income under your Certificate. In making this decision, you should consider that the amount of income you purchase is based on the rates applicable on the Transaction Date, so if rates rise during the interim, your payments may be less than they would have been if you had elected the Assured Payment Option at a later date. Deferral of the payment start date is not available above age 80. For Traditional IRA Certificates, before you elect to defer the date your payments will start, you should consider the consequences of this decision on the requirement under the Code that you take minimum distributions each calendar year with respect to the value of your Traditional IRA. See "Required Minimum Distributions" in Part 7. The ability to defer the payment start date may not be available in all states. Also, if amounts are applied to the Assured Payment Option as a result of the Guaranteed Minimum Income Benefit (discussed in Part 3), deferral of the payment start date is not permitted.

For Traditional IRA Certificates, required minimum distributions will be calculated based on the Annuity Account Value in each Guarantee Period and the deemed value of the Life Contingent Annuity for tax purposes. If at any time your payment under the Assured Payment Option would be less than the minimum amount required to be distributed under minimum distribution rules, we will notify you of the difference. You will have the option to have an additional amount withdrawn under your Certificate and such withdrawal will be treated as a Lump Sum Withdrawal; however, no withdrawal charge will apply. An adjustment will be made to future scheduled payments. Or, you may take the amount from other Traditional IRA funds you may have. See "Lump Sum Withdrawals" below and "Required Minimum Distributions" in Part 7.


See Appendix IV for an example of payments purchased under an Assured Payment Option.

Fixed Period

If you elect level payments, you may select a fixed period of not less than seven years nor more than 15 years. The maximum fixed period available based on your age at issue of the Certificate (or age at the time of election if the Assured Payment Option is elected after issue) is as follows:

-------------------------------------------------------------
                                         MAXIMUM
             AGE*                      FIXED PERIOD
-------------------------------------------------------------
        45 through 70                    15 years
        71 through 78                85 less your age
        79 through 83                    7 years
-------------------------------------------------------------

The minimum and maximum fixed period will be reduced by each year you defer the date payments will start.

If you elect increasing payments, you do not have a choice as to the fixed period. Based on your age at issue of the Certificate (or age at the time of election if the Assured Payment Option is elected after issue), your fixed period will be as follows:

-------------------------------------------------------------
             AGE*                      FIXED PERIOD
-------------------------------------------------------------
        59 1/2 through 70                15 years
        71 through 75                    12 years
        76 through 80                     9 years
        81 through 83                     6 years
-------------------------------------------------------------

If you elect increasing payments and defer the date payments will start, your fixed period will be as follows:

-------------------------------------------------------------
                                  FIXED PERIOD
                            BASED ON DEFERRAL PERIOD
                     ----------------------------------------
                         1-36         37-60        61-72
        AGE*            MONTHS       MONTHS       MONTHS
-------------------------------------------------------------
   53 1/2 through 70    12 years     9 years      9 years
    71 through 75        9 years     9 years        N/A
    76 through 80        6 years     6 years        N/A
    81 through 83          N/A         N/A          N/A

-------------------
* For joint and survivor, the fixed period is based on the age of the younger Annuitant.
--------------------------------------------------------------------------------

If amounts are applied to the Assured Payment Option as a result of the Guaranteed Minimum Income Benefit, the fixed periods will be as discussed under "Guaranteed Minimum Income Benefit" in Part 3.

Allocation of Contributions or Annuity Account Value


If the Assured Payment Option is elected in the application, then based on the amount of your initial contribution, your age and sex (and the age and sex of the joint Annuitant, if applicable), the mode of payment, the form of payments and the fixed period you select, your entire contribution will be allocated by us. A portion of the initial contribution will be allocated among the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, to provide fixed period payments and a portion will be applied under the Life Contingent Annuity in order to provide the payments for life. For initial contributions of $500,000 or more, amounts allocated to the Life Contingent Annuity may also be based on your underwriting classification. In general, underwriting classification is based on your medical history and smoker status and may result in a smaller allocation of amounts to the Life Contingent Annuity if your classification is lower than our standard class. If the Assured Payment Option is elected anytime after issue of the Traditional IRA Certificate or if you cancel APO Plus (discussed below) and elect the Assured Payment Option, then based on your Annuity Account Value and the information you provide as described above, your entire Annuity Account Value, including any amounts currently invested in the Investment Funds, will be allocated by us among the Guarantee Periods, the Modal Payment Portion of the Guaranteed Period Account, if applicable, and applied under the Life Contingent Annuity. While the Assured Payment Option is in effect, no amounts may be allocated to the Investment Funds. If amounts in the Guarantee Periods are transferred, a market value adjustment may apply.

If you elect the Assured Payment Option in the application and your initial contribution will come from multiple sources, your application must also indicate that contributions are to be allocated to the Alliance Money Market Fund under the Traditional IRA described in Part 3. Election of the Assured Payment Option must include your instructions to apply your Annuity Account Value, on the date the last such contribution is received, under the Assured Payment Option as described above.

Any subsequent contributions made while the Assured Payment Option is in effect must be allocated to the Guarantee Periods and applied to the Life Contingent Annuity. We will determine the allocation of such contributions, such that your payments will be increased and the fixed period and date that payments are to start under the Life Contingent Annuity will remain the same.


Life Contingent Annuity

The Life Contingent Annuity provides lifetime payments starting after the end of the fixed period. The portion of your contributions or Annuity Account Value applied under the Life Contingent Annuity does not have a Cash Value or an Annuity Account Value and, therefore, does not provide for transfers or withdrawals. Once the fixed period has ended and payments have begun under the Life Contingent Annuity, subsequent amounts may no longer be applied under the Life Contingent Annuity.

THERE IS NO DEATH BENEFIT PROVIDED UNDER THE LIFE CONTINGENT ANNUITY AND ANNUITY INCOME IS PAID ONLY IF YOU (OR A JOINT ANNUITANT) ARE LIVING AT THE DATE ANNUITY BENEFITS BEGIN. BENEFITS ARE ONLY PAID DURING YOUR LIFETIME AND, IF APPLICABLE, THE LIFETIME OF A JOINT ANNUITANT. CONSEQUENTLY, YOU SHOULD CONSIDER THE POSSIBILITY THAT NO AMOUNTS WILL BE PAID UNDER THE LIFE CONTINGENT ANNUITY IF YOU (OR A JOINT ANNUITANT) DO NOT SURVIVE TO THE DATE PAYMENTS ARE TO START UNDER SUCH ANNUITY.

You may elect to have the Life Contingent Annuity provide level or increasing payments on a Single Life or a Joint and 100% to Survivor basis. If you elect increasing payments, the payments will increase annually based on the increase, if any, in the Consumer Price Index, but in no event greater than 3% per year. The Life Contingent Annuity may also provide payments on a Joint and one-half to Survivor or a Joint and two-thirds to Survivor basis.

Payments under the Life Contingent Annuity will be made to you during your lifetime (and the lifetime of the joint Annuitant, if applicable) on the same payment mode and date as the payments that were made during the fixed period.


Election Restrictions under Joint and Survivor


Election of the Assured Payment Option with a Joint and Survivor form of the Life Contingent Annuity is subject to the following restrictions: (i) the joint Annuitant must be your spouse; (ii) neither you nor the joint Annuitant can be over age 83; (iii) under level payments if you elect the Joint and 100% to Survivor form, only the longest fixed period is permitted; and (iv) the fixed period may be limited by the minimum distribution rules. See "Required Minimum Distributions" in Part 7.


Withdrawals under the Assured Payment Option

While the Assured Payment Option is in effect, if you take a Lump Sum Withdrawal as described under "Lump Sum Withdrawals" below (or under Traditional IRA Certificates if a Lump Sum Withdrawal is made to satisfy minimum distribution requirements under the Certificate), such withdrawals will be taken from all remaining Guarantee Periods to which your Annuity Account Value is allocated and the Modal Payment Portion of the Guaranteed Period Account, if applicable, such that the amount of the payments and the length of the fixed period will be reduced, and the date payments are to start under the Life Contingent Annuity will be accelerated. Additional amounts above the amount of the requested withdrawal will be withdrawn from the Guaranteed Period Account and applied to the Life Contingent Annuity to the extent necessary to achieve this result. As a result, the same pattern of payments will continue in reduced amounts for your life, and if applicable, the life of your joint Annuitant. If you have elected increasing payments, the first reduction in your payments will take place no later than the date of the next planned increase.


Substantially Equal Payment Withdrawals, Systematic Withdrawals and, under Traditional IRA Certificates, Minimum Distribution Withdrawals may not be elected while the Assured Payment Option is in effect. See "Substantially Equal Payment Withdrawals," "Systematic Withdrawals" and "Minimum Distribution Withdrawals," below.


Death Benefit

Once you have elected the Assured Payment Option, if a death benefit becomes payable during the fixed period we will pay the death benefit amount, as described under "Death Benefit" in Part 3, to the designated beneficiary. Unless you have elected a Joint and Survivor form under the Life Contingent Annuity, no payment will be made under the Life Contingent Annuity. The death benefit payable relates only to the Guarantee Periods under the Certificate; a death benefit is never payable under the Life Contingent Annuity.

If you have elected a Joint and Survivor form of annuity under the Life Contingent Annuity, payments will be made to you or the joint Annuitant, if living on the date payments are to start. The designated beneficiary and the joint Annuitant must be your spouse.

Termination of the Assured Payment Option

The Assured Payment Option will be terminated if: (i) you cancel such option at any time by sending a written request satisfactory to us; (ii) you submit a subsequent contribution and you do not want it applied under the Assured Payment Option; (iii) you request a transfer of your Annuity Account Value as described under "Transfers Among Investment Options" in Part 3, while the Assured Payment Option is in effect; or (iv) you request a change in the date the payments are to start under the Life Contingent Annuity. Once the Assured Payment Option is terminated, in order to receive distributions from your Annuity Account Value you must utilize the withdrawal options described under "Withdrawal Options" below. Although the Life Contingent Annuity will continue in effect and payments will be made if you or your joint Annuitant, if applicable, are living on the date payments are to start, additional Life Contingent Annuity payments may not be purchased. You may elect to start the Assured Payment Option again by submitting a written request satisfactory to us, but no sooner than three years after the Option was terminated. If you elected the Assured Payment Option at age 70 1/2 or older and subsequently terminate this Option, required minimum distributions must continue to be made with respect to your Certificate.


For Traditional IRA Certificates, before terminating the Assured Payment Option, you should consider the implications this may have under the minimum distribution requirements. See "Tax Considerations for the Assured Payment Option and APO Plus" in Part 7.


Income Annuity Options and Surrendering the Certificates

If you elect an annuity benefit as described under "Income Annuity Options" below, or surrender the Certificate for its Cash Value as described under "Surrendering the Certificates to Receive the Cash Value" in Part 3, once we receive your returned Certificate, your Certificate will be returned to you with a notation that the Life Contingent Annuity is still in effect. Thereafter, no subsequent contributions will be accepted under the Certificate and no amounts may be applied under the Life Contingent Annuity.

Withdrawal Charge


While the Assured Payment Option is in effect, withdrawal charges will not apply to the level or increasing payments made during the fixed period. Except as necessary to meet minimum distribution requirements under the Traditional IRA Certificate, Lump Sum Withdrawals will be subject to a withdrawal charge and will have a 10% free corridor available. Upon termination of the Assured Payment Option, the free corridor will apply as described under "Withdrawal Charge" in
Part 5.


APO PLUS

APO Plus is a variation of the Assured Payment Option. APO Plus is available at ages 59 1/2 through 83. It may also be elected at ages as young as 53 1/2 provided payments under APO Plus do not start before you attain age 59 1/2. Except as indicated below, all provisions of the Assured Payment Option apply to APO Plus. APO Plus enables you to keep a portion of your Annuity Account Value in the Alliance Common Stock Fund or the Alliance Equity Index Fund as you select, while periodically converting such Annuity Account Value to increase the guaranteed lifetime income under the Assured Payment Option. You select either the Alliance Common Stock Fund or Alliance Equity Index Fund in the application and once elected it may not be changed. When you elect APO Plus, a portion of your initial contribution or Annuity Account Value as applicable is allocated by us to the Assured Payment Option to provide a minimum guaranteed lifetime income through allocation of amounts to the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, and application of amounts to the Life Contingent Annuity. The remaining Annuity Account Value remains in the Investment Fund you selected. Periodically during the fixed period (as described below), a portion of the remaining Annuity Account Value in such Investment Fund is applied to increase the guaranteed level payments under the Assured Payment Option.

APO Plus allows you to remain invested in an Investment Fund for longer than would be possible if you applied your entire Annuity Account Value all at once to the Assured Payment Option or to an income annuity option, while utilizing an "exit strategy" to provide retirement income.

The fixed period under APO Plus will be based on your age (or the age of the younger Annuitant if Joint and Survivor is elected) at issue of the Certificate (or age at the time of election if APO Plus is elected after issue) and will be the same as the periods indicated for increasing payments under "Assured Payment Option" above.

You may elect to defer the payment start date as described in "Payments" under "Assured Payment Option," above. The fixed period will also be as indicated for deferral of the payment start date for increasing payments under the Assured Payment Option.

You elect APO Plus in the application or at a later date by submitting the proper form. APO Plus may not be elected if the Assured Payment Option is already in effect.

The amount applied under APO Plus is either the initial contribution if APO Plus is elected at issue of the Certificate, or the Annuity Account Value if APO Plus is elected after issue of the Certificate. Out of a portion of the amount applied, level payments are provided under the Assured Payment Option equal to the initial payment that would have been provided on the Transaction Date by the allocation of the entire amount to increasing payments as described in "Payments" under "Assured Payment Option," above. The difference between the amount required for level payments and the amount required for increasing payments is allocated to the Investment Fund. If you have Annuity Account Value in the Guaranteed Period Account at the time this option is elected, a market value adjustment may apply as a result of such amounts being transferred to effect the Assured Payment Option.

On the third February 15th following the date the first payment is made (if payments are to be made on February 15th, the date of the first payment will be counted as the first February 15th) during the fixed period while you are living, a portion of the Annuity Account Value in the Investment Fund is applied to increase the level payments under the Assured Payment Option. If a deferral period of three years or more is elected, a portion of the Annuity Account Value in the Investment Fund will be applied on the February 15th prior to the date the first payment is made, to increase the initial level payments. If payments are to be made on February 15th, the date of the first payment will be counted as the first February 15th.

The amount applied is the amount which provides for level payments equal to the initial payment that would have been provided by the allocation of the entire Annuity Account Value to increasing payments, as described in the preceding paragraph. This process is repeated each third year during the fixed period. The first increased payment will be reflected in the payment made following three full years of payments and then every three years thereafter. On the Transaction Date immediately following the last payment during the fixed period, the remaining Annuity Account Value in the Investment Fund is first applied to the Life Contingent Annuity to change the level payments previously purchased to increasing payments. If there is any Annuity Account Value remaining after the increasing payments are purchased, this balance is applied to the Life Contingent Annuity to further increase such increasing payments. If the Annuity Account Value in the Investment Fund is insufficient to purchase the increasing payments, then the level payments previously purchased will be increased to the extent possible.

While APO Plus provides a minimum guaranteed lifetime payment under the Assured Payment Option, the total amount of income that can be provided over time will depend on the investment performance of the Investment Fund in which you have Annuity Account Value, as well as the current Guaranteed Rates and the cost of the Life Contingent Annuity, which may vary. Consequently, the aggregate amount of guaranteed lifetime income under APO Plus may be more or less than the amount that could have been purchased by application at the outset of the entire initial contribution or Annuity Account Value to the Assured Payment Option.

See Appendix IV for an example of the payments purchased under Assured Payment Option and APO Plus.


For Traditional IRA Certificates, in calculating your required minimum distributions your Annuity Account Value in the Investment Fund, the Annuity Account Value in each Guarantee Period, any amount in the Modal Payment Portion of the Guaranteed Period Account, and the deemed value of the Life Contingent Annuity for tax purposes will be taken into account as described in "Payments" under "Assured Payment

Option," above. Also see "Required Minimum Distributions" in Part 7.


Allocation of Subsequent Contributions under APO Plus Certificates


Any subsequent contributions you make may only be allocated to the Investment Fund you selected, where it is later applied by us under the Assured Payment Option. Subsequent contributions may no longer be made after the end of the fixed period.


Withdrawals under APO Plus

While APO Plus is in effect, if you take a Lump Sum Withdrawal as described under "Lump Sum Withdrawals" below (or under Traditional IRA Certificates if a Lump Sum Withdrawal is made to satisfy minimum distribution requirements under the Certificate), such withdrawals will be taken from your Annuity Account Value in the Investment Fund unless you specify otherwise. If there is insufficient value in the Investment Fund the excess will be taken from the Guarantee Periods and the Modal Payment Portion of the Guaranteed Period Account, if applicable, as described under "Withdrawals Under the Assured Payment Option" above.

For Traditional IRA Certificates, a Lump Sum Withdrawal taken to satisfy minimum distribution requirements under the Certificate will not be subject to a withdrawal charge.


Death Benefit

Once you have elected APO Plus, if a death benefit becomes payable during the fixed period we will pay the death benefit amount as described under "Death Benefit" in Part 3, to the designated beneficiary. Unless you have elected Joint and Survivor under the Life Contingent Annuity, no payment will be made under the Life Contingent Annuity. The death benefit relates only to the Investment Funds and the Guarantee Periods under the Certificate; a death benefit is never payable under the Life Contingent Annuity.

Termination of APO Plus

You may terminate APO Plus at any time by submitting a request satisfactory to us. In connection with the termination, you may either (i) elect to terminate APO Plus at any time and have your Certificate operate under the Rollover IRA rules (see "Part 3: Provisions of the Certificates and Services We Provide") or
(ii) elect the Assured Payment Option (Guaranteed Minimum Income Benefit, discussed in Part 3 may apply) with level or increasing payments. In the latter case your remaining Annuity Account Value in the Investment Fund will be allocated to the Guaranteed Period Account and applied under the Life Contingent Annuity. A market value adjustment may apply for any amounts allocated from a Guarantee Period. At least 45 days prior to the end of each three-year period, we will send you a quote indicating how much future income could be provided under the Assured Payment Option. The quote would be based on your current Annuity Account Value, current Guaranteed Rates for the Guarantee Periods and current purchase rates under the Life Contingent Annuity as of the date of the quote. The actual amount of future income would depend on the rates in effect on the Transaction Date.

WITHDRAWAL OPTIONS


The Rollover IRA is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. You may take withdrawals from your Certificate before the Annuity Commencement Date and while you are alive. Four withdrawal options are available: Lump Sum Withdrawals, Substantially Equal Payment Withdrawals, Systematic Withdrawals and under Traditional IRA Certificates, Minimum Distribution Withdrawals. Withdrawals may result in withdrawal charges. See "Part 5: Deductions and Charges." Special withdrawal rules may apply under the Assured Payment Option and APO Plus.


Amounts withdrawn from the Guaranteed Period Account, other than at the Expiration Date, will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 2. Withdrawals may be taxable and subject to tax penalty. See "Part 7:
Tax Aspects of the Certificates."


In the case of Traditional IRAs as a deterrent to early withdrawal (generally prior to age 59 1/2), the Code provides certain penalties. We may also be required to withhold income taxes from the amount distributed. These rules are outlined in "Part 7: Tax Aspects of the Certificates."


LUMP SUM WITHDRAWALS

You may take a Lump Sum Withdrawal at any time subject to a minimum withdrawal amount of $1,000.

A request to withdraw more than 90% of the Cash Value as of the Transaction Date will result in the termination of the Certificate and will be treated as a surrender of the Certificate for its Cash Value. See "Surrendering the Certificates to Receive the Cash Value" in Part 3.

To make a Lump Sum Withdrawal, you must submit a request satisfactory to us which specifies the Investment Options from which the Lump Sum Withdrawal will be taken. If we have received the information we require, the requested withdrawal will become effective on the Transaction Date and proceeds will usually be mailed within seven calendar days thereafter, but we may delay payment as described in "When Payments Are Made" in Part 3. If we receive only partially completed information, our Processing Office will contact you for specific instructions before your request can be processed.

Lump Sum Withdrawals in excess of the 15% free corridor amount may be subject to a withdrawal charge. While either the Assured Payment Option or APO Plus is in effect, Lump Sum Withdrawals that exceed the 10% free corridor amount may be subject to a withdrawal charge. See "Withdrawal Charge" in Part 5.

SUBSTANTIALLY EQUAL PAYMENT WITHDRAWALS


Substantially Equal Payment Withdrawals provide distributions from the Annuity Account Value of the amounts necessary so that the 10% penalty tax, normally applicable to distributions under Traditional IRA Certificates made prior to age 59 1/2, does not apply. See "Penalty Tax on Early Distributions," in Part 7. In the case of a Traditional IRA, once distributions begin, they should not be changed or stopped until the later of age 59 1/2 or five years from the date of the first distribution. If you have a Traditional IRA and you change or stop the distributions or take a Lump Sum Withdrawal, you may be liable for the 10% penalty tax that would have otherwise been due on all prior distributions made under this option and for any interest thereon.


Substantially Equal Payment Withdrawals may be elected at any time if you are below age 59 1/2. You can elect this option by submitting the proper form. You select the day and the month when the first withdrawal will be made, but it may not be sooner than 28 days after the issue of the Certificate. In no event may you elect to receive the first payment in the same Contract Year in which a Lump Sum Withdrawal was taken. We will calculate the amount of the distribution under a method we select and payments will be made monthly, quarterly or annually as you select. These payments will continue to be made until we receive written notice from you to cancel this option. Such notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. A Lump Sum Withdrawal taken while Substantially Equal Payment Withdrawals are in effect will cancel such withdrawals. You may elect to start receiving Substantially Equal Payment Withdrawals again, but in no event can the payments start in the same Contract Year in which a Lump Sum Withdrawal was taken. We will calculate a new distribution amount.

Unless you specify otherwise, Substantially Equal Payment Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Substantially Equal Payment Withdrawals are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWALS

This option may be elected if you are age 59 1/2 to 70 1/2. Systematic Withdrawals provide level percentage or level amount payouts. You may choose to receive Systematic Withdrawals on a monthly, quarterly or annual frequency. You select a dollar amount or percentage of the Annuity Account Value to be withdrawn, subject to a maximum of 1.2% monthly, 3.6% quarterly and 15.0% annually, but in no event may any payment be less than $250. If at the time a Systematic Withdrawal is to be made, the withdrawal amount would be less than $250, no payment will be made and your Systematic Withdrawal election will terminate.

You select the date of the month when the withdrawals will be made, but you may not choose a date later than the 28th day of the month. If no date is selected, withdrawals will be made on the same calendar day of the month as the Contract Date. The commencement of payments under the Systematic Withdrawal option may not be elected to start sooner than 28 days after issue of the Certificate.

You may elect Systematic Withdrawals at any time by completing the proper form and sending it to our Processing Office. You may change the payment frequency of your Systematic Withdrawals once each Contract Year or cancel this withdrawal option at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. You may also change the amount or percentage of your Systematic Withdrawals once in each Contract Year. However, you may not change the amount or percentage in any Contract Year where you have previously taken another withdrawal under the Lump Sum Withdrawal option described above.

Unless you specify otherwise, Systematic Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Systematic Withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a Lump Sum Withdrawal previously taken in the same Contract Year, the Systematic Withdrawal exceeds the 15% free corridor amount. See "Withdrawal Charge" in Part 5.


MINIMUM DISTRIBUTION WITHDRAWALS (Available under Traditional IRA Certificates)


Minimum Distribution Withdrawals provide distributions from the Annuity Account Value of the amounts necessary to meet minimum distribution requirements set forth in the Code. This option may be elected in the year in which you attain age 70 1/2. You can elect Minimum Distribution Withdrawals by submitting the proper election form. The minimum amount we will pay out is $250. You may elect Minimum Distribution Withdrawals for each Traditional IRA Certificate you own, subject to our rules then in effect. Currently, Minimum Distribution Withdrawal payments will be made annually.


Unless you specify otherwise, Minimum Distributions Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

Minimum Distribution Withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a Lump Sum Withdrawal previously taken in the same Contract Year, the Minimum Distribution Withdrawal exceeds the 15% free corridor amount. See "Withdrawal Charge" in Part 5.

Example
-------


The chart below illustrates the pattern of payments, under Minimum Distribution Withdrawals for a male who purchases the Traditional IRA at age 70 with a single contribution of $100,000, with payments commencing at the end of the first Contract Year.


    [THE FOLLOWING TABLE WAS REPRESENTED AS AN AREA GRAPH IN THE PROSPECTUS]

                   PATTERN OF MINIMUM DISTRIBUTION WITHDRAWALS
                       $100,000 SINGLE CONTRIBUTION FOR A
                           SINGLE LIFE -- MALE AGE 70

                            Age      Amount Withdrawn
                             70           $6,250
                             75           $7,653
                             80           $8,667
                             85           $8,770
                             90           $6,931
                             95           $3,727
                            100           $1,179

                           Assumes 6.0% Rate of Return

                     [END OF GRAPHICALLY REPRESENTED DATA]


Payments are calculated each year based on the Annuity Account Value at the end of each year, using the recalculation method of determining payments. (See "Part 1 -- Minimum Distribution Withdrawals -- Traditional IRA Certificates" in the SAI.) Payments are made annually, and it is further assumed that no Lump Sum Withdrawals are taken.


This example assumes an annual rate of return of 6.0% compounded annually for both the Investment Funds and the Guaranteed Period Account. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return. Your investment results will vary. In addition, this example does not reflect any charges that may be applicable under the Rollover IRA. Such charges would effectively reduce the actual return.

HOW WITHDRAWALS AND TRANSFERS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT

Except as described in the next sentence, each withdrawal and transfer will cause a reduction in your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base (described below) on a pro rata basis. Your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals and transfers from the Investment Funds in any Contract Year is 6% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once a withdrawal or transfer is made that causes cumulative withdrawals and transfers from the Investment Funds in a Contract Year to exceed 6% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal or transfer and any subsequent withdrawals and transfers in that Contract Year will cause a pro rata reduction to occur.

Reduction on a dollar-for-dollar basis means your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value as of the Transaction Date that is being withdrawn and we reduce your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base by that same percentage. For example, if your Annuity Account Value is $10,000 and you withdraw $4,000 you have withdrawn 40% ($4,000/$10,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $20,000 prior to the withdrawal, it would be reduced by $8,000 ($20,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $12,000 ($20,000-$8,000).

The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your Guaranteed Minimum Death Benefit or Guaranteed Minimum Income Benefit.

GUARANTEED MINIMUM INCOME BENEFIT
BENEFIT BASE

The Guaranteed Minimum Income Benefit benefit base is equal to the portion of the initial contribution allocated to the Investment Funds on the Contract Date. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 6% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through age 80, and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Income Benefit benefit base interest applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program (described in Part 3) will be 6%. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.


Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity purchase factors are based on (i) interest at 2.5% if the Guaranteed Minimum Income Benefit is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.


Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating the Guaranteed Minimum Income Benefit.

ANNUITY BENEFITS

Annuity benefits provide periodic payments over a specified period of time which may be fixed or may be based on your life. Annuity forms of payment are calculated as of the Annuity Commencement Date, which is on file with our Processing Office. You can change the Annuity Commencement Date by writing to our Processing Office anytime before the Annuity Commencement Date. However, you may not choose a date later than the 28th day of any month. Also, no Annuity Commencement Date will be later than the Processing Date which follows your 90th birthday (may be different in some states).

Before the Annuity Commencement Date, we will send you a letter advising that annuity benefits are available. Unless you otherwise elect, we will pay you a fixed annuity benefit on the "normal form" indicated for your Certificate as of your Annuity Commencement Date. The amount applied to provide the annuity benefit will be (1) the Annuity Account Value for any life annuity form or (2) the Cash Value for any period certain only annuity form except that if the period certain is more than five years, the amount applied will be no less than 95% of the Annuity Account Value.

Amounts in the Guarantee Periods that are applied to an annuity benefit prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 2.

ANNUITY FORMS

o Life Annuity: An annuity which guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life income annuity options, so long as you are living.

o Life Annuity -- Period Certain: This annuity form also guarantees payments for the rest of your life. In addition, if you die before a specific period of time (the "certain period") has ended, payments will continue to your beneficiary for the balance of the certain period. Certain periods may be 5, 10, 15 or 20 years. A life annuity with a certain period of 10 years is the normal form of annuity under the Certificates.

o Life Annuity -- Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies.

o Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to the survivor.

The life annuity -- period certain and the life annuity -- refund certain are available on either a single life or joint and survivor life basis.

The annuity forms outlined above are available in both fixed and variable form, unless otherwise indicated. Fixed annuity payments are guaranteed by us and will be based either on the tables of guaranteed annuity payments in your Certificate or on our then current annuity rates, whichever is more favorable for you. Variable income annuities may be funded through the Investment Funds through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the

Investment Funds. That is because the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate. See "Annuity Unit Values" in the SAI. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.

For all Annuitants, the normal form of annuity provides for fixed payments. We may offer other forms not outlined here. Your agent can provide details.

For each annuity benefit, we will issue a separate written agreement putting the benefit into effect. Before we pay any annuity benefit, we require the return of the Certificate.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life annuity form, your age (or your and the joint Annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an annuity form is chosen and payments have commenced, no change can be made.

If, at the time you elect an annuity form, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

--------------------------------------------------------------------------------

                         PART 5: DEDUCTIONS AND CHARGES

--------------------------------------------------------------------------------
CHARGES DEDUCTED FROM THE ANNUITY ACCOUNT VALUE

We allocate the entire amount of each contribution to the Investment Options you select, subject to certain restrictions. We then periodically deduct certain amounts from your Annuity Account Value. Unless otherwise indicated, the charges described below and under "Charges Deducted from the Investment Funds" below will not be increased by us for the life of the Certificates. We may reduce certain charges under sponsored arrangements. See "Sponsored Arrangements" below. Charges are deducted proportionately from all the Investment Funds in which your Annuity Account Value is invested on a pro rata basis, except as noted below.

Withdrawal Charge

A withdrawal charge will be imposed as a percentage of each contribution made to the extent that (i) a Lump Sum Withdrawal or cumulative withdrawals during a Contract Year exceed the free corridor amount, or (ii) if the Certificate is surrendered to receive its Cash Value. We determine the withdrawal charge separately for each contribution in accordance with the table below.

                               CONTRACT YEAR
                 1    2     3     4     5     6     7    8+
--------------------------------------------------------------------------------
Percentage of
Contribution   7.0% 6.0%  5.0%   4.0%  3.0% 2.0%  1.0%  0.0%

If the Assured Payment Option or APO Plus is in effect, the withdrawal charge will be imposed as a percentage of contributions (less withdrawals), less the amount applied under the Life Contingent Annuity.

The applicable withdrawal charge percentage is determined by the Contract Year in which the excess withdrawal is made or the Certificate is surrendered, beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For purposes of the table, for each contribution, the Contract Year in which we receive that contribution is "Contract Year 1."

The withdrawal charge is deducted from the Investment Options from which each such withdrawal is made in proportion to the amount being withdrawn from each Investment Option.

Free Corridor Amount

The free corridor amount is 15% of the Annuity Account Value at the beginning of the Contract Year, minus any amount previously withdrawn during that Contract Year.

While either the Assured Payment Option or APO Plus is in effect, the free corridor amount is 10% of the Annuity Account Value at the beginning of the Contract Year.


There is no withdrawal charge if a Lump Sum Withdrawal is taken to satisfy minimum distribution requirements under a Traditional IRA Certificate. A free corridor amount is not applicable to a surrender.


For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn on a first-in first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions.

The withdrawal charge is to help cover sales expenses.

Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge (Plan A)

We deduct a charge annually on each Processing Date for providing the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A). The charge is equal to a percentage of the Guaranteed Minimum Death Benefit in effect on the Processing Date. The percentage is equal to 0.45% for the 6% to Age 80 Benefit and 0.30% for the 6% to Age 70 Benefit.

Guaranteed Minimum Death Benefit Only Benefit Charge (Plan B)

We deduct a charge annually on each Processing Date for providing the Guaranteed Minimum Death Benefit Only Benefit (Plan B). The charge is equal to a percentage of the Guaranteed Minimum Death Benefit in effect on the Processing Date. The percentage is equal to 0.20%.

Charges for State Premium and Other Applicable Taxes

We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. Generally we deduct this charge from the amount applied to provide an annuity benefit. In certain states, however, we may deduct the charge for taxes from contributions. The current tax charge that might be imposed varies by state and ranges from 0% to 2.25%.

CHARGES DEDUCTED FROM THE INVESTMENT FUNDS

Mortality and Expense Risks Charge

We will deduct a daily charge from the assets in each Investment Fund to compensate us for mortality and expense risks. The daily charge is at the rate of

0.002477%, which is equivalent to an annual rate of 0.90%, on the assets in each Investment Fund.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each Certificate, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed Minimum Death Benefit exceeds the Cash Value of the Certificate. The expense risk assumed is the risk that it will cost us more to issue and administer the Certificates than we expect.

Administration Charge


We will deduct a daily charge from the assets in each Investment Fund, to compensate us for administration expenses under the Certificates. The daily charge is at a rate of 0.000692% (equivalent to an annual rate of 0.25%) on the assets in each Investment Fund. We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.


HR TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against HR Trust's assets, the 12b-1 fee, direct operating expenses of HR Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of HR Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:

-------------------------------------------------------------
                            AVERAGE DAILY ASSETS

                 --------------------------------------------
                  FIRST    NEXT     NEXT     NEXT
                   $750    $750      $1      $2.5     THERE-
                 MILLION  MILLION  BILLION  BILLION   AFTER
-------------------------------------------------------------
Alliance
Conservative
Investors          0.475%  0.425%   0.375%   0.350%   0.325%
Alliance Growth
   Investors       0.550%  0.500%   0.450%   0.425%   0.400%
Alliance Growth
   & Income        0.550%  0.525%   0.500%   0.480%   0.470%
Alliance
   Common
   Stock           0.475%  0.425%   0.375%   0.355%   0.345%*

Alliance Global    0.675%  0.600%   0.550%   0.530%   0.520%
Alliance
   International   0.900%  0.825%   0.800%   0.780%   0.770%
Alliance
   Aggressive
   Stock           0.625%  0.575%   0.525%   0.500%   0.475%
Alliance Small
   Cap Growth      0.900%  0.850%   0.825%   0.800%   0.775%
Alliance Money
   Market          0.350%  0.325%   0.300%   0.280%   0.270%
Alliance
   Intermediate
   Government
   Securities      0.500%  0.475%   0.450%   0.430%   0.420%
Alliance High
   Yield           0.600%  0.575%   0.550%   0.530%   0.520%
Alliance Equity
   Index Fund      0.325%  0.300%   0.275%   0.255%   0.245%

-------------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.
--------------------------------------------------------------------------------

Investment advisory fees are established under HR Trust's investment advisory agreements between HR Trust and its investment adviser, Alliance.


The Rule 12b-1 Plan provides that the HR Trust, on behalf of each Portfolio may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Certificates. EDI is currently waiving a portion of the 12b-1 fee with respect to the Alliance Small Cap Growth Portfolio. Fees and expenses are described more fully in the HR Trust prospectus.


EQ TRUST CHARGES TO PORTFOLIOS
Investment management fees charged daily against EQ Trust's assets, the 12b-1 fee, other direct operating expenses of EQ Trust (such as trustees' fees, expenses of independent auditors and legal counsel, administrative service fees, custodian fees, and liability insurance), and certain investment-related expenses of EQ Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The investment management fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:

--------------------------------------------------------------
                                            AVERAGE DAILY
                                             NET ASSETS
                                        ----------------------

BT Equity 500 Index                             0.25%
BT Small Company Index                          0.25%
BT International Equity Index                   0.35%

MFS Emerging Growth Companies                   0.55%
MFS Research                                    0.55%
Merrill Lynch Basic Value Equity                0.55%
Merrill Lynch World Strategy                    0.70%
Morgan Stanley Emerging Markets
   Equity                                       1.15%

EQ/Putnam Balanced                              0.55%
EQ/Putnam Growth and Income Value               0.55%

T. Rowe Price Equity Income                     0.55%
T. Rowe Price International Stock               0.75%
Warburg Pincus Small Company Value              0.65%
--------------------------------------------------------------


Investment management fees are established under EQ Trust's Investment Management Agreement between EQ Trust and its investment manager, EQ Financial. EQ Financial has entered into expense limitation agreements with EQ Trust, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and to assume other expenses so that the total operating expenses of each Portfolio are limited to: 0.55% of the respective average daily net assets of the BT Equity 500 Index Portfolio; 0.60% for the BT Small Company Index Portfolio; 0.80% for the BT International Equity Index Portfolio; 0.85% for the EQ/Putnam Growth & Income Value, MFS Research, Merrill Lynch Basic Value Equity, T. Rowe Price Equity, and MFS Emerging Growth Companies Portfolios; 0.90% for the EQ/Putnam Balanced Portfolio; 1.00% for Warburg Pincus Small Company Value Portfolio; 1.20% for Merrill Lynch World Strategy and T. Rowe Price International Stock Portfolios; and 1.75% for Morgan Stanley Emerging Markets Equity Portfolio. See the prospectus for EQ Trust for more information.


The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Certificates. Fees and expenses are described more fully in the EQ Trust prospectus.

SPONSORED ARRANGEMENTS


For certain sponsored arrangements, we may reduce the withdrawal charge, or the mortality and expense risks charge, or change the minimum initial contribution requirements. Under the Assured Payment Option and APO Plus, we may increase Guaranteed Rates and reduce purchase rates under the Life Contingent Annuity. We may also change the guaranteed minimum death benefit and the guaranteed minimum income benefit. We may offer Investment Funds investing in Class IA shares of HR Trust and EQ Trust, which are not subject to the 12b-1 fee. Sponsored arrangements include those in which an employer allows us to sell Certificates to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the sponsoring organization among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Sponsored arrangements that have been set up solely to buy Certificates or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when a Certificate is approved for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.

Sponsored arrangements may be governed by the Code, the Employee Retirement Income Security Act of 1974 (ERISA), or both. We make no representations as to the impact of those and other applicable laws on such programs. WE RECOMMEND THAT EMPLOYERS PURCHASING OR MAKING CERTIFICATES AVAILABLE FOR PURCHASE UNDER A SPONSORED ARRANGEMENT SEEK THE ADVICE OF THEIR OWN LEGAL AND BENEFITS ADVISERS.

OTHER DISTRIBUTION ARRANGEMENTS

Charges may be reduced or eliminated when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and receive no commission or reduced commissions in connection with the sale of the Certificates. In no event will a reduction or elimination of charges be permitted where it would be unfairly discriminatory.

--------------------------------------------------------------------------------

                              PART 6: VOTING RIGHTS

--------------------------------------------------------------------------------

HR TRUST AND EQ TRUST VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HR Trust and EQ Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect each trust's Board of Trustees,

o  to ratify the selection of independent auditors for each trust, and

o on any other matters described in each trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HR Trust is a Massachusetts business trust and EQ Trust is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Certificate Owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates. If we do not receive instructions in time from all Certificate Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Certificate Owners vote.

Each share of each trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.


VOTING RIGHTS OF OTHERS

Currently, we control each trust. EQ Trust shares currently are sold only to our separate accounts. HR Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Rollover IRA Certificate Owners, we currently do not foresee any disadvantages arising out of this. HR Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HR Trust's response to any of those events insufficiently protects our Certificate Owners, we will see to it that appropriate action is taken to protect our Certificate Owners.

SEPARATE ACCOUNT VOTING RIGHTS

If actions relating to the Separate Account require Certificate Owner approval, Certificate Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. Each Certificate Owner who has elected a variable annuity payout may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an Investment Fund divided by the Accumulation Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Certificate Owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

--------------------------------------------------------------------------------

                     PART 7: TAX ASPECTS OF THE CERTIFICATES

--------------------------------------------------------------------------------


IRA TAX INFORMATION

The term "IRA" may generally refer to all individual retirement arrangements, including individual retirement accounts and individual retirement annuities. In addition to being available in both trusteed or custodial account form or individual annuity form, there are many varieties of IRAs. There are "Traditional IRAs" which are generally funded on a pretax basis. There are Roth IRAs, newly available in 1998, which must be funded on an after-tax basis. SEP-IRAs (including SARSEP-IRAs) and SIMPLE-IRAs are issued and funded in connection with employer-sponsored retirement plans. There are also Education IRAs, which are not discussed herein because they are not available in individual retirement annuity form. As the Rollover IRA Roth IRA is an individual retirement annuity, the term "Roth IRA" refers to a Roth individual retirement annuity unless the context requires otherwise.

There is no limit to the number of IRAs (including Roth IRAs) you may establish or maintain as long as you meet the requirements for establishing and funding the IRA. However, if you maintain multiple IRAs you may be required to aggregate IRA values or contributions for tax purposes. You should be aware that all types of IRAs are subject to certain restrictions in order to qualify for special treatment under the Federal tax law.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This  prospectus  contains the  information  which the Internal  Revenue Service
(IRS) requires to be disclosed to an individual before he or she purchases a Traditional IRA.

The Rollover IRA  Certificate is designed to qualify as a Traditional  IRA under
Section 408(b) of the Code. Your rights under the Rollover IRA cannot be forfeited.

This Part covers some of the special tax rules that apply to individual retirement arrangements. You should be aware that a Traditional IRA is subject to certain restrictions in order to qualify for its special treatment under the Federal tax law.

This prospectus provides our general understanding of applicable Federal income tax rules, but does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Traditional IRA Certificates.

Further information on Traditional IRA tax matters can be obtained from any IRS district office. Additional information regarding Traditional IRAs, including a discussion of required distributions, can be found in IRS Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually.

The Rollover IRA Certificate has been approved by the IRS as to form for use as a Traditional IRA. This IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment, and may not address certain features under the Rollover IRA Certificates.


Cancellation


You can cancel a Certificate issued as a Traditional IRA by following the directions in Part 3 under "Free Look Period." Since there may be adverse tax consequences if a Certificate is cancelled (and because we are required to report to the IRS certain distributions from cancelled Traditional IRAs), you should consult with a tax adviser before making any such decision. If you cancel this Certificate, you may establish a new individual retirement arrangement if at the time you meet the requirements for establishing an individual retirement arrangement.

Contributions to Traditional IRAs

Individuals may make three different types of contributions to purchase a Traditional IRA, or as later additions to an existing Traditional IRA: "regular" contributions out of earnings, tax-free "rollover" contributions from tax-qualified plans, or direct custodian-to-custodian transfers from other traditional individual retirement arrangements ("direct transfers").

The initial contribution to the Certificate must be either a rollover or a direct custodian-to-custodian transfer. See "Tax-Free Transfers and Rollovers," discussed below. Any subsequent contributions you make may be any of rollovers, direct transfers or "regular" Traditional IRA contributions. See "Contributions under the Certificates" in Part 3. The immediately following discussion relates to "regular" Traditional IRA contributions. For the reasons noted in "Tax-Free Transfers and Rollovers" below, you should consult with your tax adviser before making any subsequent contributions to a Traditional IRA which is intended to serve as a "conduit" IRA.

Generally, $2,000 is the maximum amount of deductible and nondeductible contributions which may be made to all IRAs (including Roth IRAs) by an individual in any taxable year. The above limit may be less when the individual's earnings are below $2,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Traditional IRA.

Where married individuals file joint income tax returns, their compensation effectively can be aggregated for purposes of determining the permissible amount of regular contributions to Traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Traditional IRAs and vice-versa.) The maximum amount may be less if earnings are less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional and Roth individual retirement arrangements. Each spouse owns his or her individual retirement arrangements (Traditional and Roth IRA) even if contributions were fully funded by the other spouse.

The amount of Traditional IRA contributions for a tax year that an individual can deduct depends on whether the individual is covered by an employer-sponsored tax-favored retirement plan. An employer-sponsored tax-favored retirement plan includes a qualified plan, a tax-sheltered account or annuity under Section 403(b) of the Code (TSA) or a simplified employee pension plan. In certain cases, individuals covered by a tax-favored retirement plan include persons eligible to participate in the plan although not actually participating. Whether or not a person is covered by a retirement plan will be reported on an employee's Form W-2.

Regardless of adjusted gross income (AGI), you may make deductible contributions to a Traditional IRA for each tax year up to the lesser of $2,000 or 100% of compensation (MAXIMUM PERMISSIBLE DOLLAR DEDUCTION) if not covered by a retirement plan.

If the individual is single and covered by a retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $30,000 and $40,000. This amount will be indexed every year until 2005. If the individual is married and files a joint return, and the individual is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for Traditional IRA contributions phases out with AGI between $50,000 and $60,000. This amount will be indexed every year until 2007.

Married individuals filing separately and living apart at all times are not treated as being married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible Traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000. To determine the deductible amount of the contribution with the phase out, the individual determines AGI and subtracts $30,000 if the individual is a single person, $50,000 if the individual is married and files a joint return with the spouse. The resulting amount is the individual's Excess AGI. The individual then determines the limit on the deduction for Traditional IRA contributions using the following formula:



   $10,000-Excess AGI           Maximum           Adjusted
   ------------------     x   Permissable   =      Dollar
     $10,000                  Dollar           Deduction
                               Deduction            Limit


Traditional IRA contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). No contributions are allowed for the tax year in which an individual attains age 70 1/2 or any tax year after that. A working spouse age 70 1/2 or over, however, can contribute up to the lesser of $2,000 or 100% of "earned income" to a spousal individual retirement arrangement for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2.

An individual not eligible to deduct part or all of the Traditional IRA contribution may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The deductible and nondeductible contributions to the individual's Traditional IRA (or the nonworking spouse's Traditional IRA) may not, however, together exceed the maximum $2,000 per person limit. See "Excess Contributions" below. Individuals must keep their own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Distributions from Traditional IRA Certificates" below.

An individual making nondeductible contributions in any taxable year, or any individual who has made nondeductible contributions to a Traditional IRA in prior years and is receiving amounts from any Traditional IRA must file the required information with the IRS. Moreover, individuals making nondeductible Traditional IRA contributions must retain all income tax returns and records pertaining to such contributions until interests in all Traditional IRAs are fully distributed.

Excess Contributions


Excess contributions to a Traditional IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" Traditional IRA contributions any contribution in excess of the lesser of $2,000 or 100% of compensation or earned income is an "excess contribution" (without regard to the deductibility or nondeductibility of Traditional IRA contributions under this limit). Also, any "regular" contributions made after you reach age 70 1/2 are excess contributions. In the case of rollover Traditional IRA contributions, excess contributions are amounts which are not eligible to be rolled over (for example, after tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2). An excess contribution (rollover or "regular") which is withdrawn, however, before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and therefore is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Early Distributions"), provided any earnings attributable to the excess contribution are also withdrawn and no tax deduction is taken for the excess contribution. The withdrawn earnings on the excess contribution, however, would be includable in the individual's gross income and would be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the year (including extensions), "regular" contributions may still be withdrawn after that time if the Traditional IRA contribution for the tax year did not exceed $2,000 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax. Lastly, excess "regular" contributions may also be removed by underutilizing the allowable contribution limits for a later year.


If excess rollover contributions are not withdrawn before the time for filing the individual's Federal tax return for the year (including extensions) and the excess contribution occurred as a result of incorrect information provided by the plan, any such excess amount can be withdrawn if no tax deduction was taken for the excess contribution. As above, excess rollover contributions withdrawn under those circumstances would not be includable in gross income and would not be subject to the 10% penalty tax.

Tax-Free Transfers and Rollovers


Tax-free rollover contributions may be made to a Traditional IRA from these sources: (i) qualified plans, (ii) TSAs (including 403(b)(7) custodial accounts) and (iii) other traditional individual retirement arrangements.

The rollover amount must be transferred to the Certificate either as a direct rollover of an "eligible rollover distribution" (described below) or as a rollover by the individual plan participant or owner of the individual retirement arrangement. In the latter cases, the rollover must be made within 60 days of the date the proceeds from another traditional individual retirement arrangement or an eligible rollover distribution from a qualified plan or TSA were received. Generally, the taxable portion of any distribution from a qualified plan or TSA is an eligible rollover distribution and may be rolled over tax free to a Traditional IRA unless the distribution is (i) a required minimum distribution under Section 401(a)(9) of the Code; or (ii) one of a series of substantially equal periodic payments made (not less frequently than annually) (a) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (b) for a specified period of ten years or more. Any amount contributed to a Traditional IRA after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Under some circumstances, amounts from a Certificate may be rolled over on a tax-free basis to a qualified plan. To get this "conduit" Traditional IRA treatment, the source of funds used to establish the Traditional IRA must be a rollover contribution from the qualified plan and the entire amount received from the Traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received. Similar rules apply in the case of a TSA. If you make a contribution to the Certificate which is from an eligible rollover distribution and you commingle such contribution with other contributions, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan (or TSA, as the case may be) at a future date, unless the Code permits.

Under the conditions and limitations of the Code, an individual may elect for each Traditional IRA to make a tax-free rollover once every 12-month period among individual retirement arrangements (including rollovers from retirement bonds purchased before 1983). Custodian-to-custodian transfers are not rollovers and can be made more frequently than once a year.

The same tax-free treatment applies to amounts withdrawn from the Certificate and rolled over into other traditional individual retirement arrangements unless the distribution was received under an inherited Traditional IRA. Tax-free rollovers are also available to the surviving spouse beneficiary of a deceased individual, or a spousal alternate payee of a qualified domestic relations order applicable to a qualified plan. In some cases, Traditional IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

Distributions from Traditional IRA Certificates

Income or gains on contributions under Traditional IRAs are not subject to Federal income tax until benefits are distributed to the individual. Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions. Except as discussed below, the amount of any distribution from a Traditional IRA is fully includable as ordinary income by the individual in gross income.

If the individual has made nondeductible IRA contributions to any Traditional IRA (whether or not this particular arrangement), those contributions are recovered tax free when distributions are received. The individual must keep records of all such nondeductible contributions. At the end of each tax year in which the individual has received a distribution from any traditional individual retirement arrangement, the individual determines a ratio of the total nondeductible Traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all Traditional IRAs held by the individual at the end of the tax year (including rollover Traditional
IRAs) plus all Traditional IRA distributions made during such tax year. The resulting ratio is then multiplied by all distributions from the Traditional IRA during that tax year to determine the nontaxable portion of each distribution.

In addition, a distribution (other than a required minimum distribution received after age 70 1/2) is not taxable if (1) the amount received is a return of excess contributions which are withdrawn, as described under "Excess Contributions" above, (2) the entire amount received is rolled over to another traditional individual retirement arrangement (see "Tax-Free Transfers and Rollovers" above) or (3) in certain limited circumstances, where the Traditional IRA acts as a "conduit," the entire amount is paid into a qualified plan or TSA that permits rollover contributions.

Distributions from a Traditional IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.


Required Minimum Distributions


The minimum distribution rules require Traditional IRA owners to start taking annual distributions from their retirement plans by age 70 1/2. The distribution requirements are designed to provide for distribution of the owner's interest in the IRA over the owner's life expectancy. Whether the correct amount has been distributed is calculated on a year by year basis; there are no provisions in the Code to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.


Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. The individual has the choice to take the first required minimum distribution during the calendar year he or she turns age 70 1/2, or to delay taking it until the three-month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time every year.

There are two approaches to taking minimum distributions -- "account based" or "annuity based" -- and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.

An account-based minimum distribution approach may be a lump sum payment, or periodic withdrawals made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. An annuity-based approach involves application of the Annuity Account Value to an annuity for the life of the individual or the joint lives of the individual and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one tax-favored retirement plan may be able to choose different distribution options for each plan.


Your required minimum distribution for any taxable year is calculated by taking into account the required minimum distribution from each of your traditional individual retirement arrangements. The IRS, however, does not require that you make the required distribution from each traditional individual retirement arrangement that you maintain. As long as the total amount distributed annually satisfies your overall minimum distribution requirement, you may choose to take your annual required distribution from any one or more individual retirement arrangements that you maintain.

An individual may recompute his or her minimum distribution amount each year based on the individual's current life expectancy as well as that of the spouse. No recomputation is permitted, however, for a beneficiary other than a spouse.


An individual who has been computing minimum distributions with respect to Traditional IRA funds on an account-based approach (discussed above) may subsequently apply such funds to a life annuity-based payout, provided that the individual had elected to recalculate life expectancy annually (and the spouse's life expectancy if a spousal joint annuity is selected). For example, if you anticipate exercising your Guaranteed Minimum Income Benefit or selecting any other form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. The penalty tax may be waived by the Secretary of the Treasury in certain limited circumstances. Failure to have distributions made as the Code and Treasury regulations require may result in disqualification of your Traditional IRA. See "Tax Penalty for Insufficient Distributions" below.


Except as described in the next sentence, if the individual dies after distribution in the form of an annuity has begun, or after the Required Beginning Date, payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death. (The IRS has indicated that an exception to the rule that payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death applies if the beneficiary of the IRA is the surviving spouse. In some circumstances, the surviving spouse may elect to "make the IRA his or her own" and halt distributions until he or she reaches age 70 1/2.)

If an individual dies before the Required Beginning Date and before distributions in the form of an annuity begin, distributions of the individual's entire interest under the Certificate must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the individual's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy.


If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained 70 1/2. In the alternative, a surviving spouse may elect to roll over the inherited Traditional IRA into the surviving spouse's own Traditional IRA.


Taxation of Death Benefits

Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

If you elect to have your spouse be the sole primary beneficiary and to be the successor Annuitant and Certificate Owner, then your surviving spouse automatically becomes both the successor Certificate Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

Guaranteed Minimum Death Benefit


The Code provides that no part of an individual retirement account may be invested in life insurance contracts. Treasury Regulations provide that an individual retirement account may be invested in an annuity contract which provides a death benefit of the greater of premiums paid or the contract's cash value. Your Certificate provides a minimum death benefit guarantee that in certain circumstances may be greater than either of contributions made or the Annuity Account Value. Although there is no ruling regarding the type of minimum death benefit guarantee provided by the Certificate, Equitable Life believes that the Certificate's minimum death benefit guarantee should not adversely affect the qualification of the Certificate as a Traditional IRA. Nevertheless, it is possible that the IRS could disagree, or take the position that some portion of the charge in the Certificate for the minimum death benefit guarantee should be treated for Federal income tax purposes as a taxable partial withdrawal from the Certificate. If this were so, such a deemed withdrawal would also be subject to tax penalty for Certificate Owners under age 59 1/2.


Tax Considerations for the Assured Payment Option and APO Plus


Although the Life Contingent Annuity does not have a Cash Value, it will be assigned a value for tax purposes which will generally change each year. This value must be taken into account when determining the amount of required minimum distributions from your Traditional IRA even though the Life Contingent Annuity may not be providing a source of funds to satisfy such required minimum distribution. Accordingly, before you apply any IRA funds under the Assured Payment Option or APO Plus or terminate such Options, you should be aware of the tax considerations discussed below. Consult with your tax adviser to determine the impact of electing the Assured Payment Option and APO Plus in view of your own particular situation.


When funds have been allocated to the Life Contingent Annuity, you will generally be required to determine your required minimum distribution by annually recalculating your life expectancy. The Assured Payment Option and APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity.


If prior to the date payments are to start under the Life Contingent Annuity, you surrender your Certificate, or withdraw any remaining Annuity Account Value, it may be necessary for you to satisfy your required minimum distribution by accelerating the start date of payments for your Life Contingent Annuity, or to the extent available, take distributions from other IRA funds you may have. Alternatively, you may convert your IRA Life Contingent Annuity under the IRA Rollover to a non-qualified Life Contingent Annuity. This would be viewed as a distribution of the value of the Life Contingent Annuity from the IRA, and therefore, would be a taxable event. However, since the Life Contingent Annuity would no longer be part of an IRA, its value would not have to be taken into account in determining future required minimum distributions.


If you have elected a Joint and Survivor form of the Life Contingent Annuity, the joint Annuitant must be your spouse. You must determine your required minimum distribution by annually recalculating both your life expectancy and your spouse's life expectancy. The Assured Payment Option and APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity. The value of such an annuity will change in the event of your death or the death of your spouse. For this reason, it is important that we be informed if you or your spouse dies before the Life Contingent Annuity has started payments so that a lower valuation can be made. Otherwise a higher tax value may result in an overstatement of the amount that would be necessary to satisfy your required minimum distribution amount.


Allocations of funds to the Life Contingent  Annuity may prevent the Certificate
from  later  receiving  "conduit"  Traditional  IRA  treatment.   See  "Tax-Free
Transfers and Rollovers" above.


Prohibited Transaction


A Traditional IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the Traditional IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously withdrawn. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.


PENALTY TAX ON EARLY DISTRIBUTIONS


The taxable portion of Traditional IRA distributions will be subject to a 10% penalty tax unless the distribution is made (1) on or after your death, (2) because you have become disabled, (3) on or after the date when you reach age 59 1/2, or (4) in accordance with the exception outlined below if you are under 59 1/2. Also not subject to penalty tax are IRA distributions used to pay (5) certain extraordinary medical expenses or medical insurance premiums for defined unemployed individuals, (6) qualified first-time home buyer expense payments or
(7) higher educational expense payments, all as defined in the Code.

A payout over your life or life expectancy (or joint and survivor lives or life expectancies), which is part of a series of substantially equal periodic payments made at least annually, is also not subject to penalty tax. To permit you to meet this exception, Equitable Life has two options: Substantially Equal Payment Withdrawals and the Assured Payment Option with level payments, both of which are described in Part 4. If you are a Traditional IRA Certificate Owner who will be under age 59 1/2 as of the date the first payment is expected to be received and you choose either option, Equitable Life will calculate the substantially equal annual payments under a method we will select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although Substantially Equal Payment Withdrawals and Assured Payment Option level payments are not subject to the 10% penalty tax, they are taxable as discussed in "Distributions from Traditional IRA Certificates," above. Once Substantially Equal Payment Withdrawals or Assured Payment Option level payments begin, the distributions should not be stopped or changed until the later of your attaining age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your Certificate as changing your pattern of Substantially Equal Payment Withdrawals or IRA Assured Payment Option payments for purposes of determining whether the penalty applies.

Where a taxpayer under age 59 1/2 purchases a traditional individual retirement annuity contract calling for substantially equal periodic payments during a fixed period, continuing afterwards under a joint life contingent annuity with a reduced payment to the survivor (e.g., a joint and 50% to survivor), the question might be raised whether payments will not be substantially equal for the joint lives of the taxpayer and survivor, as the payments will be reduced at some point. In issuing our information returns, we code the substantially equal periodic payments from such a contract as eligible for an exception from the early distribution penalty. We believe that any change in payments to the survivor would come within the statutory provision covering change of payments on account of death. As there is no direct authority on this point, however, if you are under age 59 1/2, you should discuss this item with your own tax adviser when electing a reduced survivorship option.


TAX PENALTY FOR INSUFFICIENT DISTRIBUTIONS


Failure to make required distributions discussed above in "Required Minimum Distributions" may cause the disqualification of the Traditional IRA. Disqualification may result in current taxation of your entire benefit. In addition a 50% penalty tax may be imposed on the difference between the required distribution amount and the amount actually distributed, if any.

We do not automatically make distributions from a Certificate before the Annuity Commencement Date unless a request has been made. It is your responsibility to comply with the minimum distribution rules. We will notify you when our records show that your age 70 1/2 is approaching. If you do not select a method, we will assume you are taking your minimum distribution from another Traditional IRA that you maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This prospectus contains the information which the IRS requires to be disclosed to you before you purchase a Roth IRA. This section of Part 7 covers some of the special tax rules that apply to Roth IRAs.

The Rollover IRA Roth IRA is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Code. Your interest in the Roth IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the benefits or payments.

Further information regarding individual retirement arrangements generally can be found in Internal Revenue Service Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually, and can be obtained from any IRS district office.

We have received favorable opinion letters from the IRS approving the forms of the individual Contract and group certificates for the Rollover IRA as a Traditional IRA. Such IRS approval is a determination only that the form of the contract or certificate meets the requirements for an individual retirement annuity and does not represent a determination of the merits of the contract or certificate as an investment. The IRS does not yet have a procedure in place for approving the form of Roth IRAs.

Cancellation

You can cancel a Certificate issued as a Roth IRA by following the directions in
Part 3 under "Free Look Period." You can cancel a Roth endorsement issued as a result of a full conversion of a Equitable Traditional IRA by following the instructions in the conversion booklet. Since there may be adverse tax consequences if a Certificate is cancelled (and because we are required to report to the IRS certain distributions from cancelled IRAs), you should consult with a tax adviser before making any such decision.

Contributions to Roth IRAs

The following discussion relates to contributions to Roth IRAs. Contributions to Traditional IRAs are discussed above.

Individuals may make four different types of contributions to purchase a Roth IRA, or as later additions to an existing Roth IRA: (1) "regular" after-tax contributions out of earnings, (2) taxable "rollover" contributions from Traditional IRAs ("conversion" contributions), (3) tax-free rollover contributions from other Roth IRAs, or (4) tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers"). See "Contributions under the Certificates" in Part 3. Since only direct transfer and rollover contributions are permitted under the Certificate, regular after-tax contributions are not discussed here.

ROLLOVERS AND DIRECT TRANSFERS -- WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

Rollover contributions may be made to a Roth IRA from only two sources: (i) another Roth IRA (tax-free contribution), or (ii) another Traditional IRA in a taxable "conversion" rollover ("conversion contribution"). No contribution may be made to a Roth IRA from a qualified plan under Section 401(a) of the Code, or a tax-sheltered arrangement under Section 403(b) of the Code. Currently we also do not accept rollover contributions from SEP-IRAs, SARSEP-IRAs or SIMPLE-IRAs. The rollover contribution must be applied to the new Roth IRA Certificate within 60 days of the date the proceeds from the other Roth IRA or the Traditional IRA was received by you.

Direct transfer contributions may be made to a Roth IRA only from another Roth IRA. The difference between a rollover transaction and a direct transfer transaction is that in a rollover transaction the individual actually takes possession of the funds rolled over, or constructively receives them in the case of a change from one type of plan to another. In a direct transfer transaction, the individual never takes possession of the funds, but directs the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. Direct transfer transactions can only be made between identical plan types (for example, Roth IRA to Roth
IRA); rollover transactions may be made between identical plan types but must be made between different plan types (for example, Traditional IRA to Roth IRA). Although the economic effect of a Roth IRA to Roth IRA rollover transaction and a Roth IRA to Roth IRA direct transfer is the same -- both can be accomplished on a completely tax-free basis -- Roth IRA to Roth IRA rollover transactions are limited to once every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollovers and can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. Also, in some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are deemed to withdraw) all or a portion of funds from a Traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are deemed to receive) the Traditional IRA proceeds. Unlike a rollover from a Traditional IRA to another Traditional IRA, the conversion rollover transaction is not tax exempt; the distribution from the Traditional IRA is generally fully taxable. (If you have ever made nondeductible regular contributions to any Traditional IRA -- whether or not it is the Traditional IRA you are converting -- a pro rata portion of the distribution is tax exempt.)

However, even if you are under age 59 1/2 there is no premature distribution penalty on the Traditional IRA withdrawal that you are converting to a Roth IRA. Also, a special rule applies to Traditional IRA funds converted to a Roth IRA in calendar year 1998 only. For 1998 Roth IRA conversion rollover transactions, you include the gross income from the Traditional IRA conversion ratably over the four-year period 1998-2001. See discussion of the pre-age 59 1/2 withdrawal penalty and the special penalties that may apply to premature withdrawals of converted funds under "Additional Taxes and Penalties -- Penalty Tax on Premature Distributions" below.

YOU CANNOT MAKE CONVERSION CONTRIBUTIONS TO A ROTH IRA FOR ANY TAXABLE YEAR IN WHICH YOUR ADJUSTED GROSS INCOME EXCEEDS $100,000. (For this purpose, your adjusted gross income is computed without the gross income stemming from the Traditional IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your Federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your Traditional IRA are subject to the annual required minimum distribution rule applicable to Traditional IRAs beginning at age 70 1/2. For the potential effects of violating these rules, see discussion of "Additional Taxes and Penalties -- Excess Contributions" below.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement. However, these withdrawals may be subject to a withdrawal charge as stated in your Certificate. See discussion in Part 5. Also, the withdrawal may be taxable to an extent and, even if not taxable, may be subject to tax penalty in certain circumstances. See the discussion below under "Distributions from Roth IRAs" and "Additional Taxes and Penalties -- Penalty Tax on Premature Distributions."

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

(1)  Rollovers from a Roth IRA to another Roth IRA.

(2) Direct transfers from a Roth IRA to another Roth IRA (see "Rollovers and Direct Transfers" under "Contributions to Roth IRAs" above).

(3) "Qualified Distributions" from Roth IRAs (see "Qualified Distributions from Roth IRAs" below).

(4) Return of excess contributions (see "Additional Taxes and Penalties -- Excess Contributions" below).

Qualified Distributions from Roth IRAs

Distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income, provided a specified five-year holding or aging period is met. The qualifying events or reasons are
(1) you attain age 59 1/2, (2) your death, (3) your disability, or (4) a "qualified first-time homebuyer distribution" (as defined in the Code). Qualified first-time homebuyer distributions are limited to $10,000 lifetime in the aggregate from all Roth and Traditional IRAs of the taxpayer.

Five-year holding or aging period

The  applicable  five-year  holding  or  aging  period  depends  on the  type of contribution made to the Roth IRA. For Roth IRAs funded by regular contributions, or rollover or direct transfer contributions which are not directly or indirectly attributable to converted Traditional IRAs, any distribution made after the five-taxable year period beginning with the first taxable year for which you made a regular contribution to any Roth IRA (whether or not the one from which the distribution is being made) meets the five-year holding or aging period. The Rollover Roth IRA does not accept "regular" contributions. However, it does accept Roth IRA to Roth IRA rollovers and direct transfers. If the source of your contribution is indirectly regular contributions made to another Roth IRA and not conversion contributions, the five-year holding or aging period discussed in the prior sentence applies to you.

For Roth IRAs funded directly or indirectly by converted Traditional IRAs, the applicable five-year holding period begins with the year of the conversion rollover transaction to a Roth IRA.

Although there is currently no statutory prohibition against commingling regular contributions and conversion contributions in any Roth IRA, or against commingling conversion contributions made in more than one taxable year to Roth IRAs, the IRS strongly encourages individuals to maintain separate Roth IRAs for regular contributions and conversion contributions. It also strongly encourages individuals to differentiate conversion Roth IRAs by conversion year. Under pending legislation which could be enacted with a retroactive effective date, aggregation of Roth IRAs by conversion year may be required. In the case of a Roth IRA which contains conversion contributions and regular contributions, or conversion contributions from more than one year, the five-year holding period would be reset to begin with the most recent taxable year for which a conversion contribution is made.

Non-qualified Distributions from Roth IRAs

Non-qualified distributions from Roth IRAs are any distributions which do not meet the qualifying event and five-year holding or aging period tests described above and are potentially taxable as ordinary income. In contrast to Traditional IRA distributions, which are assumed to be fully taxable, non-qualified distributions receive return-of-investment-first treatment. That is, the recipient is taxed only on the difference between the amount of the distribution and the amount of Roth IRA contributions (less any distributions previously recovered tax free).

Like Traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Although the IRS has not yet issued complete guidance on all aspects of Roth IRAs, it is highly possible that you will be required to keep your own records of regular and conversion contributions to all Roth IRAs in order to assure appropriate taxation. An individual making contributions to a Roth IRA in any taxable year, or receiving amounts from any Roth IRA may be required to file the information with the IRS and retain all income tax returns and records pertaining to such contributions until interests in Roth IRAs are fully distributed.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

If you die before annuitization or before the entire amount of the Roth IRA has been distributed to you, distributions of your entire interest under the Roth IRA must be completed to your designated beneficiary by December 31 of the fifth year after your death, unless payments to a designated beneficiary begin by December 31 of the year after your death and are made over the beneficiary's life or over a period which does not extend beyond the beneficiary's life expectancy. If your surviving spouse is the designated beneficiary, no distributions to a beneficiary are required until after the surviving spouse's death.

TAXATION OF DEATH BENEFIT

Distributions received by a beneficiary are generally given the same tax treatment you would have received if distribution had been made to you.

ADDITIONAL TAXES AND PENALTIES

You are subject to additional taxation for using your Roth IRA funds in prohibited transactions (as described below). There are also additional taxes for making excess contributions and making certain pre-age 59 1/2 distributions.

Prohibited Transactions

A Roth IRA may not be borrowed against or used as collateral for a loan or other obligation. If the Roth IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, you may be required to include in your Federal gross income for that year an amount equal to the fair market value of your Roth IRA Certificate as of the first day of that tax year. Also, an early distribution penalty tax of 10% could apply if you have not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.

EXCESS CONTRIBUTIONS

Excess contributions to a Roth IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of rollover Roth

IRA contributions, "excess contributions" are amounts which are not eligible to be rolled over (for example, conversion contributions from a Traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

As of the date of this  prospectus,  there  is some  uncertainty  regarding  the adjustment of excess contributions to Roth IRAs. The rules applicable to Traditional IRAs, which may apply, provide that an excess contribution ("regular" or rollover) which is withdrawn before the time for filing your Federal income tax return for the tax year (including extensions) is not includable in income and is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Premature Distributions"), provided any earnings attributable to the excess contribution are also withdrawn. The withdrawn earnings on the excess contribution, however, could be includable in your gross income for the tax year in which the excess contribution from which they arose was made and could be subject to the 10% penalty tax.

As of the date of this prospectus, pending legislation, if enacted, would provide that a taxpayer has up until the due date of the Federal income tax return for a tax year (including extensions) to correct an excess contribution to a Roth IRA by doing a trustee-to-trustee transfer to a Traditional IRA of the excess contribution and the applicable earnings, as long as no deduction is taken for the contribution. There can be no assurance that such pending legislation will be enacted or will not be modified. Please consult your tax adviser for information on the status of any legislation concerning Roth IRAs.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The taxable portion of distributions from a Roth IRA made before you reach age 59 1/2 will be subject to an additional 10% Federal income tax penalty unless one of the following exceptions applies. There are exceptions for:

o  Your death,

o  Your disability,

o  Distributions used to pay certain extraordinary medical expenses,

o Distributions used to pay medical insurance premiums for certain unemployed individuals,

o Substantially equal payments made at least annually over your life (or your life expectancy), or over the lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method,

o  "Qualified first-time homebuyer distributions" as defined in the Code, and

o Distributions used to pay specified higher education expenses as defined in the Code.

Under legislation pending as of the date of this prospectus, if amounts converted from a Traditional IRA to a Roth IRA are withdrawn in the five-year period beginning with the year of conversion, to the extent attributable to amounts that were includable in income due to the conversion transaction, the amount withdrawn from the Roth IRA would be subject to the 10% early withdrawal penalty, EVEN IF THE AMOUNT WITHDRAWN FROM THE ROTH IRA IS NOT INCLUDABLE IN INCOME BECAUSE OF THE RECOVERY-OF-INVESTMENT FIRST RULE. However, if the recipient is eligible for one of the penalty exceptions described above (e.g., being age 59 1/2 or older) no penalty will apply.

Such pending legislation also provides that an additional 10% penalty applies, apparently without exception, to withdrawals allocable to 1998 conversion transactions before the five-year exclusion date, in order to recapture the benefit of the prorated inclusion of Traditional IRA conversion income over the four-year period. See "Contributions to Roth IRAs -Conversion Rollover Contributions to Roth IRAs." It is not known whether this legislation will be enacted in its current form, but it may be retroactive to January 1, 1998.

Because Roth IRAs have only been recently approved, you should consult with your tax adviser as to whether they are an appropriate investment vehicle for you.


FEDERAL AND STATE INCOME TAX WITHHOLDING


Equitable Life is required to withhold Federal income tax from Traditional IRA distributions and the taxable portion of payments from annuity contracts, unless the recipient elects not to be subject to income tax withholding. Withholding may also apply to taxable amounts paid under a free look or cancellation. No withholding is required on distributions which are not taxable (for example, a direct transfer from one Roth IRA to another Roth IRA you own). In the case of distributions from a Roth IRA, we may not be able to calculate the portion of the distribution (if any) subject to tax. We may be required to withhold on the gross amount of the distribution unless you elect out of withholding as described below.

The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. See your tax adviser if you think you may be affected by such rules.

Any income tax withheld is a credit against your income tax liability. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments from the Certificates made to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.


A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than the Certificate Owner, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.


TRANSFERS AMONG INVESTMENT OPTIONS


Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities and individual retirement arrangements. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

--------------------------------------------------------------------------------

                         PART 8: INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in Equitable Life's Annual Report on Form 10-K, incorporated by reference in the prospectus, have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon are incorporated herein by reference. Such consolidated financial statements and consolidated financial statement schedules have been incorporated herein by reference in reliance upon the reports of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------

                         PART 9: INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------


This Part presents performance data for each of the Investment Funds included in the tables below. The performance data were calculated by two methods. The first method presented in the tables under "Adjusted Historical Performance Data," reflects all applicable fees and charges, including the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge, but not the charge for tax such as premium taxes.


The second method presented in the tables under "Rate of Return Data for Investment Funds," also reflects all applicable fees and charges, but does not reflect the withdrawal charge, the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge, or the charge for tax such as premium taxes. These additional charges would effectively reduce the rates of return credited to a particular Certificate.


The Certificates were not offered prior to May 1, 1997. Accordingly, the performance data for the Investment Funds have been adjusted for expenses, as described herein, that would have been incurred had these Certificates been available prior to such date.


HR Trust Portfolios


The performance data shown below for the Investment Funds investing in Class IB shares or HR Trust Portfolios (other than the Alliance Small Cap Growth Portfolio which commenced operations on May 1, 1997) are based on the actual investment results of the Portfolios and have been adjusted for the fees and charges applicable under the Certificates. However, the investment results for the Alliance Growth & Income, Alliance International, Alliance Conservative Investors and Alliance Intermediate Government Securities Portfolios (under which Class IB shares were only recently available) and for the other Portfolios prior to October 1996, when Class IB shares were not available under such Portfolios, do not reflect 12b-1 fees, which would effectively reduce such investment performance.


The performance data for the Alliance Money Market and Alliance Common Stock Investment Funds that invest in corresponding HR Trust Portfolios, for periods prior to March 22, 1985, reflect the investment results of two open-end management separate accounts (the "predecessor separate accounts") which were reorganized in unit investment trust form. The "Since Inception" figures for these Investment Funds are based on the date of inception of the predecessor separate accounts. These performance data have been adjusted to reflect the maximum investment advisory fee payable for the corresponding Portfolio of HR Trust, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Trust Portfolios


The Investment Funds of the Separate Account that invest in Class IB shares of Portfolios of EQ Trust have only recently been established. EQ Trust commenced operations on May 1, 1997. In this connection, see the discussion immediately following the tables below.


See "Part 2: The Guaranteed Period Account" for information on the Guaranteed Period Account.


ADJUSTED HISTORICAL PERFORMANCE DATA

The performance data in the following tables illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and the surrender of the Certificate at the end of each period. These tables (which reflect the first calculation method described above) are prepared for use when we advertise the performance of the Separate Account. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.


Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or subsequent contributions were made and no amounts were allocated to any other Investment Option under the Certificate.

In order to calculate annualized rates of return, we divide the Cash Value of a Certificate which is surrendered on December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding.

                      ADJUSTED HISTORICAL PERFORMANCE DATA
         AVERAGE ANNUAL TOTAL RETURN UNDER A CERTIFICATE SURRENDERED ON
                               DECEMBER 31, 1996*

------------------------------------------------------------------------------------------------------------------------------
                                                                       LENGTH OF INVESTMENT PERIOD
                                           ------------------------------------------------------------------------------------
INVESTMENT                                       ONE              THREE              FIVE            TEN            SINCE
FUND                                             YEAR             YEARS             YEARS           YEARS        INCEPTION**
------------------------------------------ ----------------- ----------------- ----------------- ------------- ----------------
HR TRUST
Alliance Conservative Investors                 (3.01)%            3.61%             5.20%               --          6.60%
Alliance Growth Investors                        4.24              8.24              8.65                --         12.44
Alliance Growth & Income                        11.70             11.01                --                --          8.04
Alliance Common Stock                           15.76             14.24             13.64             14.14%        13.57
Alliance Global                                  6.20              9.72             11.42                --          9.26
Alliance International                           1.54                --                --                --         13.25
Alliance Aggressive Stock                       13.71             12.66              9.70             16.91         18.36
Alliance Money Market                           (2.95)             1.89              2.15              4.23          5.43
Alliance Intermediate Government
   Securities                                   (4.43)             0.85              3.47                --          4.85
Alliance High Yield                             14.39              9.69             12.59                --          9.69
Alliance Equity Index                           13.97                --                --                --         16.23

-------------------
See footnotes below.
--------------------------------------------------------------------------------

The table below illustrates the growth of an assumed investment of $1,000, with fees and charges deducted on the standardized basis described above for the first method of calculation.


                      ADJUSTED HISTORICAL PERFORMANCE DATA
     GROWTH OF $1,000 UNDER A CERTIFICATE SURRENDERED ON DECEMBER 31, 1996*

-------------------------------------------------------------------------------------------------------------------------------
                                                                       LENGTH OF INVESTMENT PERIOD
                                           ------------------------------------------------------------------------------------
INVESTMENT                                       ONE              THREE              FIVE            TEN            SINCE
FUND                                             YEAR             YEARS             YEARS           YEARS        INCEPTION**
------------------------------------------ ----------------- ----------------- ----------------- ------------- ----------------
HR TRUST
Alliance Conservative Investors                $  970            $1,112            $1,288                --       $ 1,668
Alliance Growth Investors                       1,042             1,268             1,514                --         2,555
Alliance Growth & Income                        1,117             1,368                --                --         1,362
Alliance Common Stock                           1,158             1,491             1,895            $3,752        14,485
Alliance Global                                 1,062             1,321             1,717                --         2,424
Alliance International                          1,015                --                --                --         1,132
Alliance Aggressive Stock                       1,137             1,430             1,589             4,770         6,388
Alliance Money Market                             971             1,058             1,112             1,514         2,332
Alliance Intermediate Government
   Securities                                     956             1,026             1,186                --         1,328
Alliance High Yield                             1,144             1,320             1,809                --         2,522
Alliance Equity Index                           1,140                --                --                --         1,570

-------------------
* For all the Investment Funds shown other than the Alliance Equity Index, the tables reflect the withdrawal charge and charges under a Certificate with the 0.45% Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge. The values shown for the Alliance Equity Index Fund reflect the withdrawal charge and charges under a Certificate with the 0.20% Guaranteed Minimum Death Benefit Only Benefit Charge.

** The "Since  Inception"  dates for the  Portfolios of HR Trust are as follows:
   Alliance Conservative Investors (October 2, 1989); Alliance Growth Investors (October 2, 1989); Alliance Growth & Income (October 1, 1993); Alliance Common Stock (January 13, 1976); Alliance Global (August 27, 1987); Alliance International (April 3, 1995); Alliance Aggressive Stock (January 27, 1986); Alliance Money Market (July 13, 1981); Alliance Intermediate Government Securities (April 1, 1991); Alliance High Yield (January 2, 1987); and Alliance Equity Index (March 1, 1994).
--------------------------------------------------------------------------------

Additional investment performance information appears in the attached HR Trust and EQ Trust prospectuses.



The Alliance Small Cap Growth Portfolio of HR Trust commenced operations on May 1, 1997. Historical performance of a composite of six other advisory accounts managed by Alliance is described in the attached HR Trust prospectus. According to that prospectus, these accounts have substantially the same investment objectives and policies, and are managed in accordance with essentially the same investment strategies and techniques, as those of the Alliance Small Cap Growth Portfolio. It should be noted that these accounts are not subject to certain of the require-ments and restrictions to which the Alliance Small Cap Growth Portfolio is subject and that they are managed for tax-exempt clients of Alliance. The investment performance information included in the HR Trust prospectus for all Portfolios other than the Alliance Small Cap Growth Portfolio is based on actual historical performance.


The investment performance data for HR Trust's Alliance Small Cap Growth Portfolio and for each of the Portfolios of EQ Trust, contained in the HR Trust and the EQ Trust prospectuses, are provided by those prospectuses to illustrate the past performance of each respective Portfolio adviser in managing substantially similar investment vehicles as measured against specified market indices and do not represent the past or future performance of any Portfolio. None of the performance data contained in the HR Trust and EQ Trust prospectuses reflects fees and charges imposed under your Certificate, which fees and charges would reduce such performance figures. Therefore, the performance data for each of the Portfolios described in the EQ Trust prospectus and for the Alliance Small Cap Growth Portfolio in the HR Trust prospectus may be of limited use and are not intended to be a substitute for actual performance of the corresponding Portfolios, nor are such results an estimate or guarantee of future performance for these Portfolios.

RATE OF RETURN DATA FOR INVESTMENT FUNDS

The following tables (which reflect the second calculation method described above) provide you with information on rates of return on an annualized, cumulative and year-by-year basis.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

BENCHMARKS

Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Nor do they reflect other charges such as the mortality and expense risks charge and the administration charge or any withdrawal charge under the Certificates. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income.

PORTFOLIO INCEPTION DATES AND COMPARATIVE BENCHMARKS:

ALLIANCE CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.

ALLIANCE GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index.

ALLIANCE GROWTH & INCOME: October 1, 1993; 75% Standard & Poor's 500 Index and 25% Value Line Convertible Index.

ALLIANCE COMMON STOCK: January 13, 1976; Standard & Poor's 500 Index.

ALLIANCE GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index.

ALLIANCE INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index.

ALLIANCE AGGRESSIVE STOCK: January 27, 1986; 50% Standard & Poor's Mid-Cap Total Return Index and 50% Russell 2000 Small Stock Index.

ALLIANCE MONEY MARKET: July 13, 1981; Salomon Brothers Three-Month T-Bill Index.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index.

ALLIANCE HIGH YIELD: January 2, 1987; Merrill Lynch Master High Yield.

ALLIANCE EQUITY INDEX FUND: March 1, 1994; Standard & Poor's 500 Index.

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Rollover IRA performance relative to other variable annuity products.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1996:*

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS    15 YEARS     20 YEARS     INCEPTION
                                      -----------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
   INVESTORS                               3.99%       5.47%       6.08%         --          --           --        7.77%
   Lipper Income                           8.95        8.91        9.55          --          --           --        9.55
   Benchmark                               8.78       10.14        9.64          --          --           --       10.42
ALLIANCE GROWTH
   INVESTORS                              11.24        9.98        9.47          --          --           --       14.22
   Lipper Flexible Portfolio              12.51        9.26        9.30          --          --           --        9.99
   Benchmark                              16.94       15.84       13.02          --          --           --       12.73
ALLIANCE GROWTH &
   INCOME                                 18.70       12.69          --          --          --           --       11.47
   Lipper Growth & Income                 19.96       15.39          --          --          --           --       14.78
   Benchmark                              21.28       17.93          --          --          --           --       17.24
ALLIANCE COMMON STOCK                     22.76       15.85       14.38       14.48%      15.16%       14.16%      13.90
   Lipper Growth                          18.78       14.80       12.39       13.08       14.04        13.60       13.42
   Benchmark                              22.96       19.66       15.20       15.28       16.79        14.55       14.63
ALLIANCE GLOBAL                           13.20       11.42       12.18          --          --           --       10.42
   Lipper Global                          17.89        8.49       10.29          --          --           --        3.65
   Benchmark                              13.48       12.91       10.82          --          --           --        7.44
ALLIANCE INTERNATIONAL                     8.54          --          --          --          --           --       10.90
   Lipper International                   13.36          --          --          --          --           --       14.33
   Benchmark                               6.05          --          --          --          --           --        8.74
ALLIANCE AGGRESSIVE
   STOCK                                  20.71       14.31       10.53       17.23          --           --       18.79
   Lipper Small Company Growth            16.55       12.70       17.53       16.29          --           --       16.47
   Benchmark                              17.85       14.14       14.80       14.29          --           --       13.98
ALLIANCE MONEY MARKET                      4.05        3.80        3.11        4.68        5.87           --        6.07
   Lipper Money Market                     3.82        3.60        2.93        4.52        5.72           --        5.89
   Benchmark                               5.25        5.07        4.37        5.67        6.72           --        6.97
ALLIANCE INTERMEDIATE
   GOVERNMENT SECURITIES                   2.57        2.80        4.38          --          --           --        5.75
   Lipper Gen. U.S. Government             1.57        3.99        5.21          --          --           --        6.76
   Benchmark                               4.06        5.37        6.23          --          --           --        7.43
ALLIANCE HIGH YIELD                       21.39       11.41       13.32          --          --           --       10.13
   Lipper High Yield                      12.46        7.93       11.47          --          --           --        9.13
   Benchmark                              11.06        9.59       12.76          --          --           --       11.24
ALLIANCE EQUITY INDEX                     20.97          --          --          --          --           --       18.92
   Lipper S&P Index                       21.10          --          --          --          --           --       18.87
   Benchmark                              22.96          --          --          --          --           --       20.90
-------------------------------------------------------------------------------------------------------------------------------

CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1996:*

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS    15 YEARS     20 YEARS     INCEPTION
                                      -----------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
   INVESTORS                               3.99%      17.34%      34.32%         --          --             --        72.02%
   Lipper Income                           8.95       29.47       58.37          --          --             --        94.21
   Benchmark                               8.78       33.60       58.40          --          --             --       105.23
ALLIANCE GROWTH
   INVESTORS                              11.24       33.03       57.18          --          --             --       162.01
   Lipper Flexible Portfolio              12.51       30.84       56.65          --          --             --       100.79
   Benchmark                              16.94       55.46       84.42          --          --             --       138.49
ALLIANCE GROWTH &
   INCOME                                 18.70       43.09          --          --          --             --        42.30
   Lipper Growth & Income                 19.96       53.82          --          --          --             --        56.73
   Benchmark                              21.28       63.99          --          --          --             --        67.75
ALLIANCE COMMON STOCK                     22.76       55.49       95.76      286.77%     731.08%      1,313.81%    1,429.67
   Lipper Growth                          18.78       51.65       80.51      243.70      627.03       1,185.21     1,298.19
   Benchmark                              22.96       71.34      102.85      314.34      925.25       1,416.26     1,655.74
ALLIANCE GLOBAL                           13.20       38.31       77.66          --          --             --       152.53
   Lipper Global                          17.89       28.45       63.87          --          --             --        39.73
   Benchmark                              13.48       43.95       67.12          --          --             --        95.62
ALLIANCE INTERNATIONAL                     8.54          --          --          --          --             --        19.76
   Lipper International                   13.36          --          --          --          --             --        26.53
   Benchmark                               6.05          --          --          --          --             --        15.78
ALLIANCE AGGRESSIVE
   STOCK                                  20.71       49.35       64.99      390.16          --             --       556.01
   Lipper Small Company Growth            16.55       43.42      142.70      352.31          --             --       428.32
   Benchmark                              17.85       48.69       99.38      280.32          --             --       318.19
ALLIANCE MONEY MARKET                      4.05       11.83       16.52       57.94      135.33             --       148.77
   Lipper Money Market                     3.82       11.18       15.58       55.73      130.46             --       141.99
   Benchmark                               5.25       15.99       23.86       73.61      165.31             --       184.26
ALLIANCE INTERMEDIATE
   GOVERNMENT SECURITIES                   2.57        8.63       23.89          --          --             --        37.89
   Lipper Gen. U.S. Government             1.57       12.45       28.92          --          --             --        45.71
   Benchmark                               4.06       16.98       35.30          --          --             --        51.07
ALLIANCE HIGH YIELD                       21.39       38.28       86.89          --          --             --       162.22
   Lipper High Yield                      12.46       25.77       72.39          --          --             --       142.30
   Benchmark                              11.06       31.63       82.29          --          --             --       190.43
ALLIANCE EQUITY INDEX                     20.97          --          --          --          --             --        63.39
   Lipper S&P Index                       21.10          --          --          --          --             --        63.19
   Benchmark                              22.96          --          --          --          --             --        71.28
-------------------------------------------------------------------------------------------------------------------------------

                                       56

                          YEAR-BY-YEAR RATES OF RETURN*

----------------------------------------------------------------------------------------------------------------------------------
                    1984     1985    1986     1987    1988     1989    1990     1991    1992     1993     1994    1995     1996
                  ----------------------------------------------------------------------------------------------------------------
ALLIANCE
   CONSERVATIVE
   INVESTORS          --       --      --       --      --     2.79%   5.14%   18.51%   4.50%    9.54%   (5.20)% 19.02%    3.99%
ALLIANCE
   GROWTH
   INVESTORS          --       --      --       --      --     3.53    9.39    47.19    3.69    13.95    (4.27)  24.92    11.24
ALLIANCE
   GROWTH
   & INCOME           --       --      --       --      --       --      --       --      --    (0.55)   (1.72)  22.65    18.70
ALLIANCE
   COMMON
   STOCK**         (3.09)%  31.90%  16.02%    6.21%  21.03%   24.16   (9.17)   36.30    2.03    23.29    (3.26)  30.93    22.76
ALLIANCE
   GLOBAL             --       --      --   (13.62)   9.61    25.29   (7.15)   29.06   (1.65)   30.60     4.02   17.45    13.20
ALLIANCE
   INTERNATIONAL      --       --      --       --      --       --      --       --      --       --       --   10.34     8.54
ALLIANCE
   AGGRESSIVE
   STOCK              --       --   33.83     6.06   (0.03)   41.86    6.92    84.73   (4.28)   15.41    (4.92)  30.13    20.71
ALLIANCE MONEY
   MARKET**         9.59     7.22    5.39     5.41    6.09     7.93    6.99     4.97    2.37     1.78     2.82    4.53     4.05
ALLIANCE
   INTERMEDIATE
   GOVERNMENT
   SECURITIES         --       --      --       --      --       --      --    11.30    4.38     9.27    (5.47)  12.03     2.57
ALLIANCE HIGH
   YIELD              --       --      --     3.49    8.48     3.93   (2.26)   23.03   11.02    21.74    (3.90)  18.54    21.39
ALLIANCE
   EQUITY
   INDEX              --       --      --       --      --       --      --       --      --       --     0.11   34.92    20.97

-------------------
 * Returns do not reflect the withdrawal charge the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge and any charge for tax such as premium taxes.

** Prior to 1984 the  Year-by-Year  Rates of  Return   1976     1977      1978      1979     1980      1981     1982      1983
   were:                                               -----------------------------------------------------------------------
   ALLIANCE COMMON STOCK                              8.20%    (10.28)%  6.99%    28.35%    48.39%   (6.94)%   16.22%   24.67%
   ALLIANCE MONEY MARKET                                --         --      --        --        --     5.71     11.72     7.70

--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and each respective trust and may present the performance of the Investment Funds or compare it with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are shown under "Benchmarks" and "Portfolio Inception Dates and Comparative Benchmarks" in this Part 9, or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors approximately 760 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Certificate Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, and The Wall Street Journal.

ALLIANCE MONEY MARKET FUND AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND YIELD INFORMATION

The current yield and effective yield of the Alliance Money Market Fund and Alliance Intermediate Government Securities Fund may appear in reports and promotional material to current or prospective Certificate Owners.

Alliance Money Market Fund

Current yield for the Alliance Money Market Fund will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly. Alliance Money Market Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge and any charge for tax such as premium tax. The effective yields for the Alliance Money Market Fund when used for the Special Dollar Cost Averaging program assume no Certificate charges are deducted. See "Part 5:
Alliance Money Market Fund and Alliance Intermediate Government Securities Fund Yield Information" in the SAI.

Alliance Intermediate Government Securities Fund

Current yield for the Alliance Intermediate Government Securities Fund will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be higher than the "current yield" because any earnings are compounded monthly.

Alliance Intermediate Government Securities Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge and any charge for tax such as premium tax. See "Part 5: Alliance Money Market Fund and Alliance Intermediate Government Securities Fund Yield Information" in the SAI.

                   APPENDIX I: MARKET VALUE ADJUSTMENT EXAMPLE
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 1999 to a Guarantee Period with an Expiration Date of February 15, 2008 at a Guaranteed Rate of 7.00% resulting in a Maturity Value at the Expiration Date of $183,846, and further assuming that a withdrawal of $50,000 was made on February 15, 2003.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             ASSUMED
                                                                               GUARANTEED RATE ON FEBRUARY 15, 2003
                                                                                5.00%                        9.00%
                                                                    -----------------------------------------------------------
As of February 15, 2003 (Before Withdrawal)
-------------------------------------------

(1)  Present Value of Maturity Value,
     also Annuity Account Value..................................             $144,048                     $119,487
(2)  Guaranteed Period Amount....................................              131,080                      131,080
(3)  Market Value Adjustment: (1)-(2)............................               12,968                      (11,593)


On February 15, 2003 (After Withdrawal)
---------------------------------------

(4)  Portion of (3) Associated
     with Withdrawal: (3) x [$50,000/(1)]........................             $  4,501                     $ (4,851)
(5)  Reduction in Guaranteed
     Period Amount: [$50,000-(4)]................................               45,499                       54,851
(6)  Guaranteed Period Amount: (2)-(5)...........................               85,581                       76,229
(7)  Maturity Value..............................................              120,032                      106,915
(8)  Present Value of (7), also
     Annuity Account Value.......................................               94,048                       69,487
-------------------------------------------------------------------------------------------------------------------------------

You should note that under this example if a withdrawal is made when rates have increased (from 7.00% to 9.00% in the example), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased (from 7.00% to 5.00% in the example), a portion of a positive market value adjustment is realized.

         APPENDIX II: DEATH BENEFIT FOR CERTIFICATES ISSUED IN NEW YORK
--------------------------------------------------------------------------------
The death benefit applicable to Certificates issued in New York is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit.

GUARANTEED MINIMUM DEATH BENEFIT

On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is reset through age 80, to the Annuity Account Value on a Contract Date anniversary if higher than the then current Guaranteed Minimum Death Benefit, and is adjusted for any subsequent contributions and withdrawals. In no event will the Guaranteed Minimum Death Benefit at your death be less than the Annuity Account Value in the Investment Funds, plus the sum of the Guaranteed Period Amounts in each Guarantee Period. See "Guarantee Periods" in Part 2.

Withdrawals will cause a reduction in your current Guaranteed Minimum Death Benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value as of the Transaction Date this is being withdrawn and we reduce your current Guaranteed Minimum Death Benefit by that same percentage. For an example of the calculation, see "How Withdrawals and Transfers Affect Your Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit" in Part 4.

             APPENDIX III: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------

Under the Certificates the death benefit for Certificates issued in all states except New York is equal to the sum of:


     (1) the Annuity Account Value in the Investment  Funds or, if greater,  the
         Guaranteed  Minimum  Death  Benefit  (see  "Guaranteed   Minimum  Death
         Benefit" in Part 3); and


     (2) the death benefit provided with respect to the Guaranteed Period Account (see "Death Benefit" in Part 3).

See Appendix II for the description of the death benefit applicable to Certificates issued in New York.

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market and Alliance Intermediate Government Securities Funds), no subsequent contributions, no transfers and no withdrawals, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

         ----------------------------------------------------------------------------------------------------------------------
                END OF                                                  NON-NEW YORK                      NEW YORK
               CONTRACT                   ANNUITY                    GUARANTEED MINIMUM              GUARANTEED MINIMUM
                 YEAR                  ACCOUNT VALUE                  DEATH BENEFIT(1)                 DEATH BENEFIT
         ----------------------------------------------------------------------------------------------------------------------
                   1                      $105,000                        $106,000                       $105,000(2)
                   2                      $115,500                        $112,360                       $115,500(2)
                   3                      $132,825                        $119,102                       $132,825(2)
                   4                      $106,260                        $126,248                       $132,825(3)
                   5                      $116,886                        $133,823                       $132,825(3)
                   6                      $140,263                        $141,852                       $140,263(2)
                   7                      $140,263                        $150,363                       $140,263(3)
         ----------------------------------------------------------------------------------------------------------------------

The Annuity Account Values for Contract Years 1 through 8 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%,
20.00% and 0.00%, respectively.

6% TO AGE 80  BENEFIT

(1) For Contract Years 1 through 7, the Guaranteed Minimum Death Benefit equals the initial contribution increased by 6%.

NEW  YORK


(2) At the end of Contract Years 1, 2, and 3 and again at the end of Contract Year 6, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.


(3) At the end of Contract Years 4, 5 and 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

                        APPENDIX IV: EXAMPLE OF PAYMENTS
                  UNDER THE ASSURED PAYMENT OPTION AND APO PLUS
--------------------------------------------------------------------------------


The second column in the chart below illustrates the payments for a male age 70 who purchased the Assured Payment Option on February 14, 1997 with a single contribution of $100,000, with increasing annual payments. The payments are to commence on February 15, 1998. It assumes that the fixed period is 15 years and that the Life Contingent Annuity will provide payments on a Single Life basis. Based on Guaranteed Rates for the Guarantee Periods and the current purchase rate for the Life Contingent Annuity, on February 14, 1997, the initial payment would be $6,730.77 and would increase in each three-year period to a final payment of $9,854.53. The first payment under the Life Contingent Annuity would be $10,839.98.

The Guaranteed Rates as of February 14, 1997 for Guarantee Periods maturing on February 15, 1998 through 2012 are: 5.50%, 5.75%, 5.89%, 5.99%, 6.07%, 6.16%,
6.23%, 6.34%, 6.42%, 6.47%, 6.54%, 6.59%, 6.64%, 6.68% and 6.74%, respectively.

Alternatively as shown in the third and fourth columns, this individual could purchase APO Plus with the same $100,000 contribution, with the same fixed period and the Life Contingent Annuity on a Single Life basis. Assuming election of the Alliance Common Stock Fund based on Guaranteed Rates for the Guarantee Periods and the current purchase rate for the Life Contingent Annuity, on February 14, 1997, the same initial payment of $6,730.77 would be purchased under APO Plus. However, unlike the payment under the Assured Payment Option that will increase every three years, this initial payment under APO Plus is not guaranteed to increase. Therefore, only $78,949.12 is needed to purchase the initial payment stream, and the remaining $21,050.87 is invested in the Investment Funds. Any future increase in payments under APO Plus will depend on the investment performance in the Alliance Common Stock Fund.

Assuming hypothetical average annual rates of return of 0% and 8% (after deduction of charges) for the Investment Fund, the Annuity Account Value in the Investment Fund would grow to $20,360.00 and $25,647.73 respectively after three years. A portion of this amount is used to purchase the increase in the payments at the beginning of the fourth year. The remainder will stay in the Investment Fund to be drawn upon for the purchase of increases in payments at the end of each third year thereafter during the fixed period and at the end of the fixed period under the Life Contingent Annuity. Based on Guaranteed Rates for the Guarantee Periods and purchase rates for the Life Contingent Annuity as of February 14, 1997, the third and fourth columns illustrate the increasing payments that would be purchased under APO Plus assuming 0% and 8% rates of return respectively.


Under both options, while the Certificate Owner is living payments increase annually after the 16th year under the Life Contingent Annuity based on the increase, if any, in the Consumer Price Index, but in no event greater than 3% per year.

         ANNUAL PAYMENTS
         ----------------------------------------------------------------------------------------------------------------------

                                   GUARANTEED INCREASING                ILLUSTRATIVE                    ILLUSTRATIVE
                                          PAYMENTS                        PAYMENTS                        PAYMENTS
                                         UNDER THE                         UNDER                           UNDER
                 YEARS             ASSURED PAYMENT OPTION              APO PLUS AT 0%                  APO PLUS AT 8%
         ----------------------------------------------------------------------------------------------------------------------
                  1-3                    $ 6,730.77                       $6,730.77                      $ 6,730.77
                  4-6                      7,403.85                        7,100.57                        7,520.00
                  7-9                      8,144.23                        7,483.79                        8,345.92
                10-12                      8,958.66                        7,868.31                        9,191.42
                13-15                      9,854.53                        8,217.67                       10,010.94
                   16                     10,839.98                        8,475.41                       10,731.67
         ----------------------------------------------------------------------------------------------------------------------

As described above, a portion of the illustrated contribution is applied to the Life Contingent Annuity. This amount will generally be larger under the Assured Payment Option than under APO Plus. Also, a larger portion of the contribution will be allocated to Guarantee Periods under the former than the latter. In this illustration, $80,458.33 is allocated under the Assured Payment Option to the Guarantee Periods and under APO Plus, $68,020.34 is allocated to the Guarantee Periods. In addition, under APO Plus $21,050.87 is allocated to the Investment Fund. The balance of the $100,000 ($19,541.67 and $10,928.78, respectively) is applied to the Life Contingent Annuity.


The rates of return of 0% and 8% are for illustrative purposes only and are not intended to represent an expected or guaranteed rate of return. Your investment results will vary. Payments will also depend on the Guaranteed Rates and Life Contingent Annuity purchase rates in effect as of the Transaction Date. It is assumed that no Lump Sum Withdrawals are taken.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------

Part 1:           Minimum Distribution Withdrawals -- Traditional
                  IRA Certificates                                           2

--------------------------------------------------------------------------------
Part 2:           Accumulation Unit Values                                   2
--------------------------------------------------------------------------------
Part 3:           Annuity Unit Values                                        2
------------------------------------------------------------------------------
Part 4:           Custodian and Independent Accountants                      3
--------------------------------------------------------------------------------
Part 5:           Alliance Money Market Fund and Alliance Intermediate
                  Government Securities Fund Yield Information               3
--------------------------------------------------------------------------------
Part 6:           Long-Term Market Trends                                    4
------------------------------------------------------------------------------
Part 7:           Financial Statements                                       6
-------------------------------------------------------------------------------








          HOW TO OBTAIN AN INCOME MANAGER ROLLOVER IRA STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 45





                  Send this request form to:

                      Equitable Life
                      Income Management Group
                      P.O. Box 1547
                      Secaucus, NJ 07096-1547





       Please  send me an  Income  Manager  Rollover  IRA  SAI  dated
       December 31, 1997:


       -------------------------------------------------------------------------
       Name

       -------------------------------------------------------------------------
       Address

       -------------------------------------------------------------------------
       City                                            State                Zip

       -------------------------------------------------------------------------



(IMIRASAI)

                                  SUPPLEMENT TO
                         INCOME MANAGER(R) ACCUMULATOR(SM)
                       PROSPECTUS DATED DECEMBER 31, 1997


          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

--------------------------------------------------------------------------------


This prospectus supplement describes the baseBUILDER(SM) Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A) offered to Annuitant issue ages 76 or older under the INCOME MANAGER Accumulator Prospectus. Capitalized terms in this supplement have the same meaning as in the prospectus.

A different version of the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A) than the version discussed on page 20 of the prospectus under "baseBUILDER Benefits" is available for Annuitant issue ages 76 or older. The charge for this benefit is still 0.45% of the Guaranteed Minimum Death Benefit in effect on a Processing Date. The version of the baseBUILDER Benefits described in the prospectus is not available at these Annuitant issue ages. The benefit for Annuitant issue ages 76 and older is as discussed below:


The Guaranteed Minimum Death Benefit applicable to the combined benefit is as follows:

     4% to Age 85 Benefit - On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 4% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through the Annuitant's age 85 (or at the Annuitant's death, if earlier), and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Death Benefit interest rate applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program will be 4%.


The Guaranteed Minimum Income Benefit discussed on page 21 of the prospectus may be exercised only within 30 days following the 7th or later Contract Date anniversary, but in no event later than the Annuitant's age 90.


The period certain will be 90 less the Annuitant's age at election.


The Guaranteed Minimum Income Benefit benefit base described on page 23 of the prospectus is as follows:


     The Guaranteed Minimum Income Benefit benefit base is equal to the initial contribution allocated to the Investment Funds on the Contract Date. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 4% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through the Annuitant's age 85, and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Income Benefit benefit base interest rate applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program will be 4%. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.


--------------------------------------------------------------------------------
 Income Manager is a registered service mark and Accumulator and baseBUILDER are service marks of The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED DECEMBER 31, 1997

                                                               DECEMBER 31, 1997




THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


                  PROFILE OF INCOME MANAGER(R) ACCUMULATOR(SM)
          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES



This Profile is a summary of some of the more important points that you should know and consider before purchasing a Certificate. The Certificate is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.



1. THE ANNUITY CERTIFICATE. The Accumulator Certificate is a combination variable and fixed deferred annuity issued by Equitable Life. It is designed to provide for the accumulation of retirement savings and for income through the investment, during an accumulation phase, of after-tax money. You may invest in Investment Funds where your Certificate's value may vary up or down depending upon investment performance. You may also invest in Guarantee Periods (also called GIROS) that when held to maturity provide guaranteed interest rates that we have set and a guarantee of principal. If you make any transfers or withdrawals, the GIROs' investment value may increase or decrease until maturity due to interest rate changes. Earnings accumulate under the Certificate on a tax-deferred basis until amounts are distributed. Amounts distributed under the Certificate may be subject to income tax.


The Investment Funds offer the potential for better returns than the interest rates guaranteed under GIROs, but the Investment Funds involve risk and you can lose money. You may make transfers among the Investment Funds and GIROs. The value of GIROs prior to their maturity fluctuates and you can lose money on premature transfers or withdrawals.

The Certificate provides a number of distribution methods during the accumulation phase and for converting to annuity income. The amount accumulated under your Certificate during the accumulation phase will affect the amount of distribution or annuity benefits you receive.


2. ANNUITY PAYMENTS. When you are ready to start receiving income, annuity income is available by applying your Certificate's value to the Income Manager (Life Annuity with a Period Certain) payout annuity certificate. You can also have your Certificate's value applied to any of the following ANNUITY BENEFITS:
(1) Life Annuity - payments for your life, (2) Life Annuity - Period Certain - payments for your life, but with payments continuing to the beneficiary for the balance of the 5, 10, 15 or 20 years (as you select) if you die before the end of the selected period; (3) Life Annuity - Refund Certain - payments for your life, with payments continuing to the beneficiary after your death until any remaining amount applied to this option runs out; and (4)

                                   ----------
Income Manager is a registered service mark and Accumulator and baseBUILDER are service marks of The Equitable Life Assurance Society of the United States.

Period Certain Annuity - payments for a specified period of time, usually 5, 10, 15 or 20 years, with no life contingencies. Options (2) and (3) are also available as a Joint and Survivor Annuity - payments for your life, and after your death, continuation of payments to the survivor for life. Annuity benefits (other than the Refund Certain available only on a fixed basis) are available as a fixed annuity, or as a variable annuity, where the dollar amount of your payments will depend upon the investment performance of the Investment Funds. Once you begin receiving annuity payments, you cannot change your annuity benefit.


3. PURCHASE. You can purchase an Accumulator Certificate with $5,000 or more. You may add additional amounts of $1,000 or more at any time (subject to certain restrictions). Subject to certain age restrictions, you may purchase the baseBUILDER(SM) guaranteed benefit in the form of a Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A). If you do not elect the combined benefit, the Guaranteed Minimum Death Benefit is provided under the Certificate at a lower charge (Plan B). Both benefits are discussed below. You choose the one that best suits your needs.


4. INVESTMENT OPTIONS. You may invest in any or all of the following Investment Funds, which invest in shares of corresponding portfolios of The Hudson River Trust (HR TRUST) and EQ Advisors Trust (EQ TRUST). The portfolios are described in the prospectuses for HR Trust and EQ Trust.

---------------------------------------------------------------------------------------------------------------------
                                                    EQUITY SERIES
---------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                         INTERNATIONAL EQUITY                   AGGRESSIVE EQUITY
   Alliance Common Stock                   Alliance Global                         Alliance Aggressive Stock
   Alliance Growth & Income                Alliance International                  Alliance Small Cap Growth

   BT Equity 500 Index                     BT International Equity Index           BT Small Company Index

   EQ/Putnam Growth & Income Value         Morgan Stanley Emerging Markets         MFS Emerging Growth Companies
   MFS Research                              Equity                                Warburg Pincus Small Company Value
   Merrill Lynch Basic Value Equity        T. Rowe Price International Stock
   T. Rowe Price Equity Income
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
       ASSET ALLOCATION SERIES                                FIXED INCOME SERIES
---------------------------------------------------------------------------------------------------------------------
   Alliance Conservative Investors      AGGRESSIVE FIXED INCOME                DOMESTIC FIXED INCOME
   Alliance Growth Investors               Alliance High Yield                     Alliance Intermediate
   EQ/Putnam Balanced                                                                Government Securities
   Merrill Lynch World Strategy                                                    Alliance Money Market
---------------------------------------------------------------------------------------------------------------------


You may also invest in one or more GIROs currently maturing in years 1999 through 2008.

5. EXPENSES. The Certificate has expenses as follows: There is an annual charge expressed as a percentage of the Guaranteed Minimum Death Benefit. For Plan A the percentage is equal to 0.45%. For Plan B the percentage is equal to 0.20%. As a percentage of assets in the Investment Funds, a daily charge is deducted for mortality and expense risks at an annual rate of 0.90%; and a daily charge is deducted for administration expenses at an annual rate of 0.25%.


The charges for the portfolios of HR Trust range from 0.64% to 1.33% of the average daily net assets of HR Trust portfolios, depending upon HR Trust portfolios selected. The charges for the portfolios of EQ Trust range from 0.55% to 1.75% of the average daily net assets of EQ Trust portfolios, depending upon the EQ Trust portfolios selected. The amounts for HR Trust are based on restated values during 1996 (as well as an expense cap for the Alliance Small Cap Growth portfolio) and the amounts for EQ Trust are based on a current expense cap. The 12b-1 fees for the portfolios of HR Trust and EQ Trust are 0.25% of the average daily net assets of HR Trust and EQ Trust, respectively. Charges for state premium and other applicable taxes may also apply at the time you elect to start receiving annuity payments.


A withdrawal charge is imposed as a percentage of each contribution withdrawn in excess of a free corridor amount, or if the Certificate is surrendered. The free corridor amount for withdrawals is 15% of the Certificate's value at the beginning of the year. When applicable, the withdrawal charge is determined in accordance with the table below, based on the year a contribution is withdrawn. The year in which we receive your contribution is "Year 1."

                                Year of Contribution Withdrawal

                1       2        3        4        5        6       7        8+
                ---------------------------------------------------------------
Percentage of
Contribution   7.0%    6.0%     5.0%     4.0%     3.0%     2.0%    1.0%     0.0%

The following chart is designed to help you understand the charges in the Certificate. The "Total Annual Charges" column shows the combined total of the Certificate charges deducted as a percentage of assets in the Investment Funds and the portfolio charges, as shown in the first two columns. The last two columns show you two examples of the charges, in dollars, that you would pay under a Certificate, and include the Guaranteed Minimum Death Benefit based charge for the optional Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit. The examples assume that you invested $1,000 in a Certificate which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the withdrawal charge. For year 10, the example shows the aggregate of all the annual charges assessed for the 10 years, but there is no withdrawal charge. No charges for state premium and other applicable taxes are assumed in the examples.

                                                                                    EXAMPLES
                                       TOTAL ANNUAL  TOTAL ANNUAL     TOTAL       Total Annual
                                       CERTIFICATE    PORTFOLIO      ANNUAL     Expenses at End of:
INVESTMENT FUND                          CHARGES       CHARGES       CHARGES     (1)           (2)
                                                                                1 Year      10 Years
Alliance Conservative
   Investors                              1.15%         0.80%         1.95%     $89.74      $275.75
Alliance Growth Investors                 1.15%         0.84%         1.99%     $90.14      $279.80
Alliance Growth & Income                  1.15%         0.85%         2.00%     $90.24      $280.80
Alliance Common Stock                     1.15%         0.66%         1.81%     $88.35      $261.52
Alliance Global                           1.15%         0.98%         2.13%     $91.53      $293.80
Alliance International                    1.15%         1.33%         2.48%     $95.01      $328.00
Alliance Aggressive Stock                 1.15%         0.83%         1.98%     $90.04      $278.79
Alliance Small Cap Growth                 1.15%         1.20%         2.35%     $93.72      $315.43
Alliance Money Market                     1.15%         0.64%         1.79%     $88.15      $259.45
Alliance Intermediate
   Government Securities                  1.15%         0.84%         1.99%     $90.14      $279.80
Alliance High Yield                       1.15%         0.91%         2.06%     $90.84      $286.83

BT Equity 500 Index                       1.15%         0.55%         1.70%     $87.26      $250.17
BT Small Company Index                    1.15%         0.60%         1.75%     $87.75      $255.35
BT International Equity Index             1.15%         0.80%         1.95%     $89.74      $275.75

MFS Emerging Growth
   Companies                              1.15%         0.85%         2.00%     $90.24      $288.87
MFS Research                              1.15%         0.85%         2.00%     $90.24      $288.87
Merrill Lynch Basic Value
   Equity                                 1.15%         0.85%         2.00%     $90.24      $288.87
Merrill Lynch World Strategy              1.15%         1.20%         2.35%     $93.72      $323.50

Morgan Stanley Emerging
   Markets Equity                         1.15%         1.75%         2.90%     $99.19      $375.62

EQ/Putnam Balanced                        1.15%         0.90%         2.05%     $90.74      $293.88
EQ/Putnam Growth & Income
   Value                                  1.15%         0.85%         2.00%     $90.24      $288.87
T. Rowe Price Equity Income               1.15%         0.85%         2.00%     $90.24      $288.87
T. Rowe Price International
   Stock                                  1.15%         1.20%         2.35%     $93.72      $323.50
Warburg Pincus Small
   Company Value                          1.15%         1.00%         2.15%     $91.73      $303.84

Total annual portfolio charges may vary from year to year. For Investment Funds investing in portfolios with less than 10 years of operations, charges have been estimated. The charges reflect any expense waiver or limitation. For more detailed information, see the Fee Table in the prospectus.

6. TAXES. In most cases, your earnings are not taxed until distributions are made from your Certificate. If you are younger than age 59 1/2 when you receive any distributions, in addition to income tax you may be charged a 10% Federal tax penalty on the taxable amount received.


7. ACCESS TO YOUR MONEY. During the accumulation phase, you may receive distributions under a Certificate through the following WITHDRAWAL OPTIONS: (1) Lump Sum Withdrawals of at least $1,000 may be taken at any time, and (2) Systematic Withdrawals, paid monthly, quarterly or annually, subject to certain restrictions, including a maximum percentage of your Certificate's value. You also have access to your Certificate's value by surrendering the Certificate. All or a portion of a withdrawal may be subject to a withdrawal charge to the extent that the withdrawal exceeds the free corridor amount. A free corridor amount does not apply to a surrender. Withdrawals and surrenders may be subject to income tax and a tax penalty. Withdrawals from GIROs prior to their maturity may result in a market value adjustment.


8. PERFORMANCE. During the accumulation phase, your Certificate's value in the Investment Funds may vary up or down depending upon the investment performance of the Investment Funds you have selected. Past performance is not a guarantee of future results.


9. DEATH BENEFIT. If the annuitant dies before amounts are applied under an annuity benefit, the named beneficiary will be paid a death benefit. The death benefit (except in New York ) is equal to (1) your Certificate's value in the Investment Funds, or if greater, the Guaranteed Minimum Death Benefit, and (2) the amount of the death benefit provided with respect to GIROs.

The Guaranteed Minimum Death Benefit is equal to a "6% to Age 80 Benefit" for annuitant ages 20 through 79 at issue of the Certificate. For ages 80 through 83 at issue of the Certificate, the Guaranteed Minimum Death Benefit is a return of the money you invested in the Investment Funds.

         6% to Age 80 Benefit -- We add interest to the initial amount at 6% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds) through the annuitant's age 80 (or at the annuitant's death, if earlier). The 6% interest rate will still apply for amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program discussed below.

The death benefit with respect to the GIROs is equal to the amounts in the GIROs, or if greater, the amounts in the GIROs reflecting guaranteed interest, but not reflecting any increase due to interest rate changes.

The death benefit applicable to Certificates issued in New York is equal to the amounts in the Investment Funds and the GIROs, or if greater, the Guaranteed Minimum Death Benefit.

         For annuitant ages 20 through 79 at issue of the Certificate, the Guaranteed Minimum Death Benefit is reset each year through the annuitant's age 80 to your Certificate's value, if it is higher than the prior year's Guaranteed Minimum Death Benefit. For ages 80 through 83 at issue of the Certificate, the Guaranteed Minimum Death Benefit is a return of the money you have invested in the Investment Funds and the GIROs. The Guaranteed Minimum Death Benefit at the annuitant's death will never be less than the amounts in the Investment Funds, plus the amounts in the GIROs reflecting guaranteed interest, but not reflecting any increase due to interest rate changes.

10. OTHER INFORMATION.

QUALIFIED PLANS. If the Certificates will be purchased by certain types of plans qualified under Section 401(a), or 401(k) of the Internal Revenue Code, please consult your tax adviser first. Any discussion of taxes in this profile does not apply.


BASEBUILDER BENEFIT (PLAN A). The baseBUILDER (available for annuitant ages 20 through 75 at issue of the Certificates) is an optional benefit that combines the Guaranteed Minimum Income Benefit and the Guaranteed Minimum Death Benefit. A baseBUILDER benefit (which is different from the one described below) may be available for annuitant issue ages 76 and older. The baseBUILDER benefit is currently not available in New York.

         Income Benefit - The Guaranteed Minimum Income Benefit, as part of the baseBUILDER, provides a minimum amount of guaranteed lifetime income for your future. When you are ready to convert (at specified future times), your Certificate's value to the Income Manager (Life Annuity with a Period Certain) payout annuity certificate the amount of lifetime income that will be provided will be the greater of (i) your Guaranteed Minimum Income Benefit or (ii) your Certificate's current value applied at current annuity purchase factors. Investment performance is not guaranteed. The Guaranteed Minimum Income Benefit provides a safety net for your future.


         Death Benefit - As part of the baseBUILDER a Guaranteed Minimum Death Benefit is provided which is the 6% to Age 80 Benefit described in "Death Benefit" above.

FREE LOOK. You can examine the Certificate for a period of 10 days after you receive it, and return it to us for a refund. The free look period is longer in some states.

Your refund will equal your Certificate's value, reflecting any investment gain or loss, in the Investment Funds, and any increase or decrease in the value of any amounts held in the GIROs, through the date we receive your Certificate. Some states may require that we calculate the refund differently.

PRINCIPAL ASSURANCE. This option is designed to assure the return of your original amount invested on a GIRO maturity date, by putting a portion of your money in a particular GIRO, and the balance in the Investment Funds in any way you choose. Assuming that you make no transfers or withdrawals of the portion in the GIRO, such amount will grow to your original investment upon maturity.

DOLLAR COST AVERAGING. Special Dollar Cost Averaging - You can elect when you apply for your Certificate to allocate your contribution to the Alliance Money Market Fund and have it transferred from the Alliance Money Market Fund into the other Investment Funds on a monthly basis over the first twelve months, during which time the mortality and expense risks and administration charges will not be deducted from the Alliance Money Market Fund. General Dollar Cost Averaging - You can elect at any time to put money into the Alliance Money Market Fund and have a dollar amount or percentage transferred from the Alliance Money Market Fund into the other Investment Funds on a periodic basis over a longer period of time, and all applicable Certificate charges deducted from the Alliance Money Market Fund will apply. Dollar cost averaging does not assure a profit or protect against a loss should market prices decline.


REBALANCING. You can have your money automatically readjusted among the Investment Funds quarterly, semi-annually or annually in order to retain the investment percentage allocations you select. Rebalancing does not assure a profit or protect against a loss should market prices decline and should be reviewed periodically, as your needs may change.


REPORTS. We will provide you with an annual statement of your Certificate's values as of the last day of each year, and three additional reports of your Certificate's values each year. You also will be provided with written confirmations of each financial transaction, and copies of annual and semi-annual statements of HR Trust and EQ Trust.

You may call toll-free at 1-800-789-7771 for a recording of daily Investment Fund values and guaranteed rates applicable to GIROs.

11. INQUIRIES. If you need more information, please contact your agent. You may also contact us at:

The Equitable Life Assurance Society of the United States
Income Management Group
P.O. Box 1547
Secaucus, NJ  07096-1547
Telephone 1-800-789-7771 and Fax 1-201-583-2224

                         INCOME MANAGER(R) ACCUMULATOR(SM)
                       PROSPECTUS DATED DECEMBER 31, 1997

                               ------------------

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States
--------------------------------------------------------------------------------

This prospectus describes certificates The Equitable Life Assurance Society of the United States (EQUITABLE LIFE, WE, OUR and US) offers under a combination variable and fixed deferred annuity contract (ACCUMULATOR) issued on a group basis or as individual contracts. Enrollment under a group contract will be evidenced by issuance of a certificate. Certificates and individual contracts each will be referred to as "Certificates." Accumulator Certificates are issued as non-qualified annuities for after-tax contributions. A minimum initial contribution of $5,000 is required to put the Certificates into effect.


The Accumulator is designed to provide for the accumulation of retirement savings and for income. Contributions accumulate on a tax-deferred basis and can be later distributed under a number of different methods which are designed to be responsive to the owner's (CERTIFICATE OWNER, YOU and YOUR) objectives.

The Accumulator offers investment options (INVESTMENT OPTIONS) that permit you to create your own strategies. These Investment Options include 24 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.


We invest each Investment Fund in Class IB shares of a corresponding portfolio (PORTFOLIO) of The Hudson River Trust (HR TRUST) or EQ Advisors Trust (EQ TRUST), mutual funds whose shares are purchased by separate accounts of insurance companies. The prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus, describe the investment objectives, policies and risks of the Portfolios.

                                INVESTMENT FUNDS

-------------------------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
-------------------------------------------------------------------------------------------------------------------------------

   DOMESTIC EQUITY                           INTERNATIONAL EQUITY                      AGGRESSIVE EQUITY

     Alliance Common Stock                     Alliance Global                           Alliance Aggressive Stock
     Alliance Growth & Income                  Alliance International                    Alliance Small Cap Growth

     BT Equity 500 Index                       BT International Equity Index             BT Small Company Index
     EQ/Putnam Growth & Income Value           Morgan Stanley Emerging Markets           MFS Emerging Growth Companies
     MFS Research                                Equity                                  Warburg Pincus Small Company Value

     Merrill Lynch Basic Value Equity          T. Rowe Price International Stock
     T. Rowe Price Equity Income
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
         ASSET ALLOCATION SERIES                                          FIXED INCOME SERIES
-------------------------------------------------------------------------------------------------------------------------------

     Alliance Conservative Investors         AGGRESSIVE FIXED INCOME                   DOMESTIC FIXED INCOME
     Alliance Growth Investors                 Alliance High Yield                       Alliance Intermediate Government
     EQ/Putnam Balanced                                                                    Securities
     Merrill Lynch World Strategy                                                        Alliance Money Market
-------------------------------------------------------------------------------------------------------------------------------


Amounts allocated to a Guarantee Period accumulate on a fixed basis and are credited with interest at a rate we set (GUARANTEED RATE) for the entire period. On each business day (BUSINESS DAY) we will determine the Guaranteed Rates available for amounts newly allocated to Guarantee Periods. A market value adjustment (positive or negative) will be made for withdrawals, transfers, surrender and certain other transactions from a Guarantee Period before its expiration date (EXPIRATION DATE). Each Guarantee Period has its own Guaranteed Rates. The Guarantee Periods currently available have Expiration Dates of February 15, in years 1999 through 2008.


You may choose from a variety of payout options, including Income Manager payout annuity options and our other variable annuities and fixed annuities.

This prospectus provides information about the Accumulator that prospective investors should know before investing. You should read it carefully and retain it for future reference. The prospectus is not valid unless accompanied by current prospectuses for HR Trust and EQ Trust, both of which you should also read carefully.


Registration statements relating to Separate Account No. 45 (SEPARATE ACCOUNT) and interests under the Guarantee Periods have been filed with the Securities and Exchange Commission (SEC). The statement of additional information (SAI), dated December 31, 1997, which is part of the registration statement for the Separate Account, is available free of charge upon request by writing to our Processing Office or calling 1-800-789-7771, our toll-free number. The SAI has been incorporated by reference into this prospectus. The Table of Contents for the SAI appears at the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CERTIFICATES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


--------------------------------------------------------------------------------
    Copyright 1997 The Equitable Life Assurance Society of the United States,
       New York, New York 10104. All rights reserved. Income Manager is a registered service mark and Accumulator and baseBUILDER are service marks of
           The Equitable Life Assurance Society of the United States.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


      Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1996, its quarterly reports on Form 10-Q for the quarters ended March 31, June 30, and September 30, 1997, and a current report on Form 8-K dated July 10, 1997 are incorporated herein by reference.


      All documents or reports filed by Equitable Life pursuant to Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (EXCHANGE ACT) after the date hereof and prior to the termination of the offering of the securities offered hereby shall be deemed to be incorporated by reference in this prospectus and to be a part hereof from the date of filing of such documents. Any statement contained in a document incorporated or deemed to be incorporated herein by reference shall be deemed to be modified or superseded for purposes of this prospectus to the extent that a statement contained herein or in any other subsequently filed document which also is or is deemed to be incorporated by reference herein modifies or supersedes such statement. Any such statement so modified or superseded shall not be deemed, except as so modified and superseded, to constitute a part of this prospectus. Equitable Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000727920. The SEC maintains a web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

      Equitable Life will provide without charge to each person to whom this prospectus is delivered, upon the written or oral request of such person, a copy of any or all of the foregoing documents incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents). Requests for such documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).









--------------------------------------------------------------------------------
This prospectus dated December 31, 1997 is a revision of Equitable Life's prospectus dated May 1, 1997 for the Income Manager Accumulator Certificates, and reflects limited changes in the Accumulator Certificates and features described in the May prospectus. These Certificates were first offered on May 1, 1997. For convenience, in lieu of a supplement to the May prospectus, the prospectus has been reprinted in its entirety.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          PROSPECTUS TABLE OF CONTENTS

--------------------------------------------------------------------------------

GENERAL TERMS                                          PAGE 4

FEE TABLE                                              PAGE 5

PART 1:    EQUITABLE LIFE, THE SEPARATE
           ACCOUNT AND THE INVESTMENT
           FUNDS                                       PAGE 9
Equitable Life                                             9
Separate Account No. 45                                    9
HR Trust                                                   9
HR Trust's Manager and Adviser                            10
EQ Trust                                                  10
EQ Trust's Manager and Advisers                           10
Investment Policies and Objectives of HR
   Trust's Portfolios and EQ Trust's
   Portfolios                                             11


PART 2:    THE GUARANTEED PERIOD
           ACCOUNT                                     PAGE 14
Guarantee Periods                                         14
Market Value Adjustment for Transfers,
   Withdrawals or Surrender Prior to
   the Expiration Date                                    15
Investments                                               15

PART 3:    PROVISIONS OF THE CERTIFICATES
           AND SERVICES WE PROVIDE                     PAGE 17
What Is the Accumulator?                                  17
Availability of the Certificates                          17
Contributions under the Certificates                      17
Methods of Payment                                        17
Allocation of Contributions                               17
Free Look Period                                          18
Annuity Account Value                                     18
Transfers among Investment Options                        19
Dollar Cost Averaging                                     19
Rebalancing                                               19
baseBUILDER Benefits                                      20
Death Benefit                                             20
How Death Benefit Payment Is Made                         21
When the Certificate Owner Dies before
   the Annuitant                                          21
Guaranteed Minimum Income Benefit                         21
Withdrawal Options                                        22
How Withdrawals and Transfers Affect Your
   Guaranteed Minimum Death Benefit and
   Guaranteed Minimum Income Benefit                      23
Cash Value                                                24
Surrendering the Certificates to Receive
   the Cash Value                                         24
When Payments Are Made                                    24
Annuity Benefits and Payout Annuity
   Options                                                24
Assignment                                                26
Services We Provide                                       26
Distribution of the Certificates                          26

PART 4:    DEDUCTIONS AND CHARGES                      PAGE 27
Charges Deducted from the Annuity
   Account Value                                          27
Charges Deducted from the Investment
   Funds                                                  28
HR Trust Charges to Portfolios                            28
EQ Trust Charges to Portfolios                            29
Group or Sponsored Arrangements                           29
Other Distribution Arrangements                           29

PART 5:    VOTING RIGHTS                               PAGE 30
HR Trust and EQ Trust Voting Rights                       30
Voting Rights of Others                                   30
Separate Account Voting Rights                            30
Changes in Applicable Law                                 30

PART 6:    TAX ASPECTS OF THE
           CERTIFICATES                                PAGE 31
Tax Changes                                               31
Taxation of Non-Qualified Annuities                       31
Charitable Remainder Trusts                               32
Federal and State Income Tax
   Withholding                                            32
Other Withholding                                         33
Special Rules for Certificates Issued in
   Puerto Rico                                            33
Impact of Taxes to Equitable Life                         33
Transfers among Investment Options                        33

PART 7:    INDEPENDENT ACCOUNTANTS                     PAGE 34

PART 8:    INVESTMENT PERFORMANCE                      PAGE 35
Adjusted Historical Performance Data                      35
Rate of Return Data for Investment
   Funds                                                  37
Communicating Performance Data                            40
Alliance Money Market Fund and
   Alliance Intermediate Government
   Securities Fund Yield Information                      40

APPENDIX I: MARKET VALUE
   ADJUSTMENT EXAMPLE                                  PAGE 42

APPENDIX II: QUALIFIED PLAN
   CERTIFICATES                                        PAGE 43

APPENDIX III: DEATH BENEFIT FOR
   CERTIFICATES ISSUED IN NEW YORK                     PAGE 44

APPENDIX IV: GUARANTEED MINIMUM
   DEATH BENEFIT EXAMPLE                               PAGE 45

STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS                                   PAGE 46

--------------------------------------------------------------------------------

                                  GENERAL TERMS

--------------------------------------------------------------------------------
ACCUMULATION UNIT -- Contributions that are invested in an Investment Fund purchase Accumulation Units in that Investment Fund.

ACCUMULATION UNIT VALUE -- The dollar value of each Accumulation Unit in an Investment Fund on a given date.

ANNUITANT -- The individual who is the measuring life for determining benefits under a Certificate.

ANNUITY ACCOUNT VALUE -- The sum of the amounts in the Investment Options under the Accumulator Certificate. See "Annuity Account Value" in Part 3.

ANNUITY COMMENCEMENT DATE -- The date on which annuity benefit payments are to commence.

BASEBUILDER(SM) -- Optional protection benefit, consisting of the Guaranteed Minimum Death Benefit and the Guaranteed Minimum Income Benefit.

BUSINESS DAY -- Generally, any day on which the New York Stock Exchange is open for trading. For the purpose of determining the Transaction Date, our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.

CASH VALUE -- The Annuity Account Value minus any applicable charges.

CERTIFICATE -- The Certificate issued under the terms of a group annuity contract and any individual contract, including any endorsements.

CERTIFICATE OWNER -- The person who owns an Accumulator Certificate and has the right to exercise all rights under the Certificate.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The effective date of the Certificates. This is usually the Business Day we receive the initial contribution at our Processing Office.

CONTRACT YEAR -- The 12-month period beginning on your Contract Date and each anniversary of that date.

EQ TRUST -- EQ Advisors Trust, a mutual fund in which the assets of separate accounts of insurance companies are invested. EQ Financial Consultants, Inc. (EQ FINANCIAL) is the manager of EQ Trust and has appointed advisers for each of the Portfolios.

EXPIRATION DATE -- The date on which a Guarantee Period ends.

GUARANTEED MINIMUM DEATH BENEFIT -- The minimum amount payable with respect to the Investment Funds (in all states except New York), upon the death of the Annuitant. The Guaranteed Minimum Death Benefit is different in New York.

GUARANTEED MINIMUM INCOME BENEFIT -- The minimum amount of future guaranteed lifetime income provided with respect to the Investment Funds.

GUARANTEE PERIOD -- Any of the periods of time ending on an Expiration Date that are available for investment under the Certificates. Guarantee Periods may also be referred to as Guaranteed Interest Rate Options (GIROS).

GUARANTEED PERIOD ACCOUNT -- The Account that contains the Guarantee Periods.

GUARANTEED RATE -- The annual interest rate established for each allocation to a Guarantee Period.

HR TRUST -- The  Hudson  River  Trust,  a mutual  fund in which  the  assets  of
separate  accounts  of  insurance  companies  are  invested.   Alliance  Capital
Management L.P. (ALLIANCE) is the manager and adviser to HR Trust.

INVESTMENT FUNDS -- The funds of the Separate Account that are available under the Certificates.

INVESTMENT OPTIONS -- The choices for investment: the Investment Funds and each available Guarantee Period.

MATURITY VALUE -- The amount in a Guarantee Period on its Expiration Date.

PORTFOLIOS -- The portfolios of HR Trust and EQ Trust that correspond to the Investment Funds of the Separate Account.

PROCESSING DATE -- The day when we deduct certain charges from the Annuity Account Value. If the Processing Date is not a Business Day, it will be on the next succeeding Business Day. The Processing Date will be once each year on each anniversary of the Contract Date.

PROCESSING OFFICE -- The address to which all contributions, written requests (e.g., transfers, withdrawals, etc.) or other written communications must be sent. See "Services We Provide" in Part 3.

SAI -- The statement of additional information for the Separate Account under the Certificates.

SEPARATE ACCOUNT -- Equitable Life's Separate Account No. 45.

TRANSACTION DATE -- The Business Day we receive a contribution or a transaction request providing all the information we need at our Processing Office. If your contribution or request reaches our Processing Office on a non-Business Day, or after the close of the Business Day, the Transaction Date will be the next following Business Day. Transaction requests must be made in a form acceptable to us.

VALUATION PERIOD -- Each Business Day together with any preceding non-business days.

--------------------------------------------------------------------------------

                                    FEE TABLE

--------------------------------------------------------------------------------
The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them on the same basis with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 4: Deductions and Charges." For a complete description of each Trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 2, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. See "Part 4: Deductions and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 2: The Guaranteed Period Account."


OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------

WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS  (Percentage deducted upon surrender    CONTRACT
   or  for  certain  withdrawals.   The  applicable  withdrawal  charge  percentage  is      YEAR
   determined by the Contract Year in which the  withdrawal is made or the  Certificate      ----
   is surrendered  beginning  with "Contract Year 1" with respect to each  contribution
   withdrawn or  surrendered.  For each  contribution,  the  Contract  Year in which we         1.......................7.00%
   receive that contribution is "Contract Year 1.")(1)                                          2.......................6.00
                                                                                                3.......................5.00
                                                                                                4.......................4.00
                                                                                                5.......................3.00
                                                                                                6.......................2.00
                                                                                                7.......................1.00
                                                                                                8+......................0.00

GUARANTEED BENEFIT EXPENSE (DEDUCTED FROM ANNUITY ACCOUNT VALUE)(2)
-------------------------------------------------------------------

COMBINED GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT
   (PLAN A) (calculated as a percentage of the Guaranteed Minimum Death Benefit)............................       0.45%
GUARANTEED MINIMUM DEATH BENEFIT ONLY (PLAN B) (calculated as a percentage of the
   Guaranteed Minimum Death Benefit)........................................................................       0.20%


SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
------------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISKS.................................................................................       0.90%
ADMINISTRATION(3)...........................................................................................       0.25%
                                                                                                                   =====
   TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...................................................................       1.15%
                                                                                                                   =====

-------------------
See footnotes on next page.

HR TRUST AND EQ TRUST  ANNUAL  EXPENSES (AS A  PERCENTAGE  OF AVERAGE  DAILY NET ASSETS IN EACH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENT PORTFOLIOS
                                            -----------------------------------------------------------------------------------
                                               ALLIANCE      ALLIANCE     ALLIANCE      ALLIANCE
                                             CONSERVATIVE     GROWTH      GROWTH &       COMMON       ALLIANCE     ALLIANCE
HR TRUST                                      INVESTORS     INVESTORS      INCOME        STOCK         GLOBAL    INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------------


Investment Management and Advisory Fee          0.48%         0.53%         0.55%        0.38%         0.65%         0.90%

12b-1 Fee(4)                                    0.25%         0.25%         0.25%        0.25%         0.25%         0.25%
Other Expenses                                  0.07%         0.06%         0.05%        0.03%         0.08%         0.18%
===============================================================================================================================
   TOTAL HR TRUST ANNUAL EXPENSES(5)            0.80%         0.84%         0.85%        0.66%         0.98%         1.33%
===============================================================================================================================


                                                                                                      ALLIANCE
                                                             ALLIANCE     ALLIANCE      ALLIANCE    INTERMEDIATE   ALLIANCE
                                                            AGGRESSIVE    SMALL CAP      MONEY         GOVT.         HIGH
HR TRUST                                                      STOCK        GROWTH        MARKET      SECURITIES      YIELD
-------------------------------------------------------------------------------------------------------------------------------


Investment Management and Advisory Fee                        0.55%         0.90%        0.35%         0.50%         0.60%

12b-1 Fee(4)                                                  0.25%         0.25%(7)     0.25%         0.25%         0.25%
Other Expenses                                                0.03%         0.10%        0.04%         0.09%         0.06%
===============================================================================================================================
   TOTAL HR TRUST ANNUAL EXPENSES(5)                          0.83%         1.20%(7)     0.64%         0.84%         0.91%
===============================================================================================================================



                                                                BT           BT           MFS                       MERRILL
                                                  BT          SMALL     INTERNATIONAL   EMERGING                     LYNCH
                                              EQUITY 500     COMPANY       EQUITY        GROWTH         MFS       BASIC VALUE
EQ TRUST                                        INDEX         INDEX         INDEX      COMPANIES      RESEARCH      EQUITY
-------------------------------------------------------------------------------------------------------------------------------

Investment Management and Advisory Fee          0.25%         0.25%         0.35%        0.55%         0.55%         0.55%
12b-1 Fee(4)                                    0.25%         0.25%         0.25%        0.25%         0.25%         0.25%
Other Expenses                                  0.05%         0.10%         0.20%        0.05%         0.05%         0.05%
===============================================================================================================================
   TOTAL EQ TRUST ANNUAL EXPENSES(6)            0.55%         0.60%         0.80%        0.85%         0.85%         0.85%
===============================================================================================================================




                                                           MORGAN                                                    WARBURG
                                              MERRILL     STANLEY                EQ/PUTNAM   T. ROWE     T. ROWE     PINCUS
                                               LYNCH      EMERGING               GROWTH &     PRICE       PRICE       SMALL
                                               WORLD      MARKETS    EQ/PUTNAM    INCOME     EQUITY    INTERNATIONAL COMPANY
EQ TRUST                                      STRATEGY    EQUITY*     BALANCED     VALUE      INCOME      STOCK       VALUE
-------------------------------------------------------------------------------------------------------------------------------
Investment Management and Advisory Fee          0.70%       1.15%       0.55%       0.55%      0.55%       0.75%       0.65%
12b-1 Fee(4)                                    0.25%       0.25%       0.25%       0.25%      0.25%       0.25%       0.25%
Other Expenses                                  0.25%       0.35%       0.10%       0.05%      0.05%       0.20%       0.10%
===============================================================================================================================
   TOTAL EQ TRUST ANNUAL EXPENSES(6)            1.20%       1.75%       0.90%       0.85%      0.85%       1.20%       1.00%
===============================================================================================================================


Notes:
(1)Deducted upon a withdrawal with respect to amounts in excess of the 15% free corridor amount, and upon surrender of a Certificate. See "Withdrawal Charge" in Part 4.
(2)This charge is deducted annually on each Processing Date. See "Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge (Plan A)" and "Guaranteed Minimum Death Benefit Only Benefit Charge (Plan B)" in Part 4.
(3)We reserve the right to increase this charge to an annual rate of 0.35%, the maximum permitted under the Certificates.
(4)The Class IB shares of HR Trust and EQ Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by HR Trust and EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plans provide that HR Trust and EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Certificates.

(5)The amounts shown for the Portfolios of HR Trust (other than Alliance Small Cap Growth) have been restated to reflect advisory fees which went into effect as of May 1, 1997. "Other Expenses" are based on average daily net assets in each Portfolio during 1996. The amounts shown for the Alliance Small Cap Growth Portfolio are estimated for 1997 as this Portfolio commenced operations on May 1, 1997. The investment management and advisory fees for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in Part 4.
(6)The EQ Trust Portfolios had no operations prior to May 1, 1997. Therefore, the amounts shown as "Other Expenses" for these Portfolios are estimated. The MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios of EQ Trust commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997 (and was offered under this prospectus as of September 2, 1997). The BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios commenced operations on December 31, 1997. The maximum investment management and advisory fees for each EQ Trust Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses, but pursuant to agreement, cannot together with other fees exceed total annual expense limitations (which are the respective amounts shown in "Total Annual
   Expenses"). Absent the expense limitation, we estimate that the other expenses for 1998 for each Portfolio would be 0.285% for BT Equity 500 Index; 0.231% for BT Small Company Index; 0.472% for BT International Equity Index; 0.412% for EQ/Putnam Balanced; 0.262% for EQ/Putnam Growth & Income Value; 0.242% for MFS Emerging Growth Companies; 0.234% for MFS Research; 0.247% for Merrill Lynch Basic Value Equity; 0.497% for Merrill Lynch World Strategy; 0.461% for Morgan Stanley Emerging Markets Equity; 0.235% for T. Rowe Price Equity Income; 0.422% for T. Rowe Price International Stock; and 0.191% for Warburg Pincus Small Company Value. See "EQ Trust Charges to Portfolios" in
   Part 4.
(7)Equitable Distributors Inc. (EDI) has agreed to waive the 0.25% 12b-1 fee to the extent necessary to limit annual expenses for the Alliance Small Cap Growth Portfolio to 1.20% of the average daily net assets of that Portfolio as set forth above. This agreement may be modified by EDI and HR Trust at any time, and there can be no assurance that the 12b-1 fee will not be restored to 0.25% in the future. Absent the fee waiver, we estimate that the annual expenses for 1997 for the Alliance Small Cap Growth Portfolio would have been 1.21%.

EXAMPLES
--------

The examples below show the expenses that a hypothetical Certificate Owner would pay under the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A), under the Guaranteed Minimum Death Benefit Only Benefit (Plan B) in the two situations noted below assuming a $1,000 contribution invested in one of the Investment Funds listed, and a 5% annual return on assets.(1)

These examples should not be considered a representation of past or future expenses for each Investment Fund or Portfolio. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                    COMBINED GUARANTEED MINIMUM DEATH BENEFIT
             AND GUARANTEED MINIMUM INCOME BENEFIT (PLAN A) ELECTION

-------------------------------------------------------------------------------------------------------------------------------
                                IF YOU SURRENDER YOUR CERTIFICATE AT THE       IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT
                                END OF EACH PERIOD SHOWN, THE EXPENSES         THE END OF EACH PERIOD SHOWN, THE EXPENSES
                                WOULD BE:                                      WOULD BE:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------

HR TRUST
Alliance Conservative
   Investors                     $89.74    $120.55     $154.64     $275.75      $24.51     $ 75.92     $130.68      $283.83
Alliance Growth Investors         90.14     121.76      156.67      279.80       24.91       77.12      132.69       287.85
Alliance Growth & Income          90.24     122.06      157.17      280.80       25.01       77.42      133.19       288.87
Alliance Common Stock             88.35     116.35      147.61      261.52       23.12       71.71      123.63       269.57
Alliance Global                   91.53     125.95      163.66      293.80       26.30       81.30      139.67       301.85
Alliance International            95.01     136.36      180.97      328.00       29.78       91.73      157.01       336.07
Alliance Aggressive Stock         90.04     121.46      156.17      278.79       24.81       76.82      132.19       286.85
Alliance Small Cap Growth
                                  93.72     132.50          --          --       28.49       87.87          --           --
Alliance Money Market             88.15     115.75      146.59      259.45       22.92       71.11      122.61       267.51
Alliance Intermediate Gov't
   Securities                     90.14     121.76      156.67      279.80       24.91       77.12      132.69       287.85
Alliance High Yield               90.84     123.86      160.17      286.83       25.61       79.22      136.19       294.89


EQ TRUST
BT Equity 500 Index              $87.26    $113.04          --          --      $22.03     $ 68.40          --           --
BT Small Company Value            87.75     114.55          --          --       22.52       69.90          --           --
BT International Equity Index
                                  89.74     120.55          --          --       24.51       75.92          --           --
MFS Emerging
   Growth Companies               90.24     122.06          --          --       25.01       77.42          --           --
MFS Research                      90.24     122.06          --          --       25.01       77.42          --           --
Merrill Lynch Basic Value
   Equity                         90.24     122.06          --          --       25.01       77.42          --           --
Merrill Lynch World Strategy
                                  93.72     132.50          --          --       28.49       87.87          --           --
Morgan Stanley Emerging
   Markets Equity                 99.19     148.78          --          --       33.96      104.14          --           --
EQ/Putnam Balanced                90.74     123.56          --          --       25.51       78.91          --           --
EQ/Putnam Growth & Income
   Value                          90.24     122.06          --          --       25.01       77.42          --           --
T. Rowe Price Equity Income
                                  90.24     122.06          --          --       25.01       77.42          --           --
T. Rowe Price
   International Stock            93.72     132.50          --          --       28.49       87.87          --           --
Warburg Pincus
   Small Company Value            91.73     126.55          --          --       26.50       81.90          --           --


-------------------
See footnote on next page.

         GUARANTEED MINIMUM DEATH BENEFIT ONLY BENEFIT (PLAN B) ELECTION

-------------------------------------------------------------------------------------------------------------------------------
                                IF YOU SURRENDER YOUR CERTIFICATE AT THE       IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT
                                END OF EACH PERIOD SHOWN, THE EXPENSES         THE END OF EACH PERIOD SHOWN, THE EXPENSES
                                WOULD BE:                                      WOULD BE:
                                1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
HR TRUST
Alliance Conservative
   Investors                     $89.74    $115.25     $143.62     $248.28      $21.86      $67.64     $116.31      $251.89
Alliance Growth Investors         90.14     116.46      145.64      252.38       22.26       68.84      118.33       255.98
Alliance Growth & Income          90.24     116.76      146.16      253.43       22.36       69.14      118.83       257.01
Alliance Common Stock             88.35     111.05      136.55      233.84       20.47       63.42      109.21       237.42
Alliance Global                   91.53     120.66      152.69      266.60       23.65       73.04      125.36       270.18
Alliance International            95.01     131.11      170.11      301.30       27.13       83.49      142.78       304.87
Alliance Aggressive Stock         90.04     116.16      145.14      251.37       22.16       68.54      117.82       254.95
Alliance Small Cap Growth
                                  93.72     127.24          --          --       25.84       79.62          --           --
Alliance Money Market             88.15     110.44      135.53      231.77       20.27       62.82      108.21       235.35
Alliance Intermediate Gov't
   Securities                     90.14     116.46      145.64      252.38       22.26       68.84      118.33       255.98
Alliance High Yield               90.84     118.56      149.17      259.51       22.96       70.95      121.86       263.11



EQ TRUST
BT Equity 500 Index              $87.26    $107.73          --          --      $19.38      $60.11          --           --
BT Small Company Value            87.75     109.23          --          --       19.87       61.61          --           --
BT International Equity Index
                                  89.74     115.25          --          --       21.86       67.64          --           --
MFS Emerging
   Growth Companies              $90.24    $116.76          --          --      $22.36      $69.14          --           --
MFS Research                      90.24     116.76          --          --       22.36       69.14          --           --
Merrill Lynch Basic Value
   Equity                         90.24     116.76          --          --       22.36       69.14          --           --
Merrill Lynch World Strategy
                                  93.72     127.24          --          --       25.84       79.62          --           --
Morgan Stanley Emerging
   Markets Equity                 99.19     143.56          --          --       31.31       95.94          --           --
EQ/Putnam Balanced                90.74     118.26          --          --       22.86       70.65          --           --
EQ/Putnam Growth & Income
   Value                          90.24     116.76          --          --       22.36       69.14          --           --
T. Rowe Price Equity Income
                                  90.24     116.76          --          --       22.36       69.14          --           --
T. Rowe Price
   International Stock            93.72     127.24          --          --       25.84       79.62          --           --
Warburg Pincus
   Small Company Value            91.73     121.26          --          --       23.85       73.64          --           --


-------------------
Note:

(1)The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. If the amount applied to purchase an annuity is less than $2,000, or the initial payment is less than $20 we may pay the amount to the payee in a single sum instead of as payments under an annuity form. See "Annuity Benefits and Payout Annuity Options" in Part 3. The examples do not reflect charges for applicable taxes such as state or local premium taxes that may also be deducted in certain jurisdictions.

--------------------------------------------------------------------------------

                  PART 1: EQUITABLE LIFE, THE SEPARATE ACCOUNT
                            AND THE INVESTMENT FUNDS

--------------------------------------------------------------------------------

EQUITABLE LIFE

Equitable Life is a New York stock life insurance company that has been in business since 1859. For more than 100 years we have been among the largest life insurance companies in the United States. Our home office is located at 1290 Avenue of the Americas, New York, New York 10104. We are authorized to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico and the Virgin Islands. We maintain local offices throughout the United States.


Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (THE HOLDING COMPANY). The largest shareholder of the Holding Company is AXA-UAP (AXA). As of September 30, 1997, AXA beneficially owned 59.0% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance and related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $272.7 billion of assets as of September 30, 1997.


SEPARATE ACCOUNT NO. 45

Separate Account No. 45 is organized as a unit investment trust, a type of investment company, and is registered with the SEC under the Investment Company Act of 1940, as amended (1940 ACT). This registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. The Separate Account has several Investment Funds, each of which invests in shares of a corresponding Portfolio of HR Trust and EQ Trust. Because amounts allocated to the Investment Funds are invested in a mutual fund, investment return and principal will fluctuate and the Certificate Owner's
Accumulation Units may be worth more or less than the original cost when redeemed.

Under the New York Insurance Law, the portion of the Separate Account's assets equal to the reserves and other liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains or losses, whether or not realized, from assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income gains or losses. We are the issuer of the Certificates, and the obligations set forth in the Certificates (other than those of Annuitants or Certificate Owners) are our obligations.

In addition to contributions made under the Accumulator Certificates, we may allocate to the Separate Account monies received under other contracts, certificates, or agreements. Owners of all such contracts, certificates or agreements will participate in the Separate Account in proportion to the amounts they have in the Investment Funds that relate to their contracts, certificates or agreements. We may retain in the Separate Account assets that are in excess of the reserves and other liabilities relating to the Accumulator Certificates or to other contracts, certificates or agreements, or we may transfer the excess to our General Account.

We reserve the right, subject to compliance with applicable law: (1) to add Investment Funds (or sub-funds of Investment Funds) to, or to remove Investment Funds (or sub-funds) from, the Separate Account, or to add other separate accounts; (2) to combine any two or more Investment Funds or sub-funds thereof;
(3) to transfer the assets we determine to be the share of the class of contracts to which the Certificates belong from any Investment Fund to another Investment Fund; (4) to operate the Separate Account or any Investment Fund as a management investment company under the 1940 Act, in which case charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account; (5) to deregister the Separate Account under the 1940 Act, provided that such action conforms with the requirements of applicable law; (6) to restrict or eliminate any voting rights as to the Separate Account; and (7) to cause one or more Investment Funds to invest some or all of their assets in one or more other trusts or investment companies. If any changes are made that result in a material change in the underlying investment policy of an Investment Fund, you will be notified as required by law.

HR TRUST

HR Trust is an open-end diversified management investment company, more commonly called a mutual fund. As a "series" type of mutual fund, it issues several different series of stock, each of which relates to a different Portfolio of HR Trust. HR Trust commenced operations in January 1976 with a predecessor of its Alliance Common Stock Portfolio. HR Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to HR Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of HR Trust purchase Class IB shares of a corresponding Portfolio of HR Trust. More detailed information about HR Trust, its investment objectives, policies, restrictions, risks, expenses, the Rule 12b-1 Plan relating to Class IB shares, and all other aspects of its operations appears in the HR Trust prospectus which accompanies this prospectus or in the HR Trust statement of additional information.


HR TRUST'S MANAGER AND ADVISER

HR Trust is managed and advised by Alliance Capital Management L.P. (Alliance), which is registered with the SEC as an investment adviser under the 1940 Act. Alliance, a publicly traded limited partnership, is indirectly majority-owned by Equitable Life. On September 30, 1997, Alliance was managing approximately $217.3 billion in assets. Alliance acts as an investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides management and consulting services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.

EQ TRUST


EQ Trust is an open-end management investment company. As a "series type" of mutual fund, EQ Trust issues different series of stock, each of which relates to a different Portfolio of EQ Trust. EQ Trust commenced operations on May 1, 1997. EQ Trust does not impose a sales charge or "load" for buying and selling its shares. All dividend distributions to EQ Trust are reinvested in full and fractional shares of the Portfolio to which they relate. Investment Funds that invest in Portfolios of EQ Trust purchase Class IB shares of a corresponding Portfolio of EQ Trust. More detailed information about EQ Trust, its investment objectives, policies and restrictions, risks, expenses, the Rule 12b-1 Plan relating to the Class IB shares, and all other aspects of its operations appears in the EQ Trust prospectus which accompanies this prospectus and in the EQ Trust statement of additional information.


EQ TRUST'S MANAGER AND ADVISERS

EQ Trust is managed by EQ Financial Consultants, Inc. (EQ FINANCIAL) which, subject to supervision and direction of the Trustees of EQ Trust, has overall responsibility for the general management of EQ Trust. EQ Financial is an investment adviser registered under the 1940 Act, and a broker-dealer registered under the Exchange Act. EQ Financial is a Delaware corporation and an indirect, wholly owned subsidiary of Equitable Life.

EQ Financial's main office is located at 1290 Avenue of the Americas, New York, New York 10104.


EQ Financial has entered into investment advisory agreements with Bankers Trust Company, who serves as adviser to the BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios; Massachusetts Financial Services Company, adviser to the MFS Emerging Growth Companies and MFS Research Portfolios; Merrill Lynch Asset Management Inc., adviser to the Merrill Lynch Basic Value Equity and Merrill Lynch World Strategy Portfolios; Putnam Investments, adviser to the EQ/Putnam Balanced and EQ/Putnam Growth & Income Value Portfolios; Morgan Stanley Asset Management Inc., adviser to the Morgan Stanley Emerging Markets Equity Portfolio; T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc., adviser to the T. Rowe Price Equity Income and T. Rowe Price International Stock Portfolios; and Warburg, Pincus Counsellors, Inc., adviser to the Warburg Pincus Small Company Value Portfolio.

INVESTMENT POLICIES AND OBJECTIVES OF HR TRUST'S PORTFOLIOS AND EQ TRUST'S PORTFOLIOS
--------------------------------------------------------------------------------
Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this prospectus. Please read the prospectuses for each of the trusts carefully before investing.

-------------------------------------------------------------------------------------------------------------------------------
         HR TRUST PORTFOLIO                          INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative                 Diversified mix of publicly traded equity and       High total return without, in the
   Investors                          debt securities.                                    adviser's opinion, undue risk to
                                                                                          principal
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors             Diversified mix of publicly traded equity and       High total return consistent with
                                      fixed-income securities, including at times         the adviser's determination of
                                      common stocks issued by intermediate- and           reasonable risk
                                      small-sized companies and at times
                                      lower-quality fixed-income securities commonly
                                      known as "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income              Primarily income producing common stocks and        High total return through a
                                      securities convertible into common stocks.          combination of current income and
                                                                                          capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                 Primarily common stock and other equity-type        Long-term growth of capital and
                                      instruments.                                        increasing income
-------------------------------------------------------------------------------------------------------------------------------
Alliance Global                       Primarily  equity   securities  of non-United       Long-term growth of capital
                                      States as well as United States companies.
-------------------------------------------------------------------------------------------------------------------------------
Alliance International                Primarily equity securities selected                Long-term growth of capital
                                      principally to permit participation in
                                      non-United States companies with prospects for
                                      growth.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock             Primarily common stocks and other equity-type       Long-term growth of capital
                                      securities issued by quality small- and
                                      intermediate-sized companies with strong growth
                                      prospects and in covered options on those
                                      securities.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth             Primarily U.S. common stocks and other              Long-term growth of capital
                                      equity-type securities issued by smaller
                                      companies that, in the opinion of the adviser,
                                      have favorable growth prospects.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                 Primarily high-quality U.S. dollar-denominated      High level of current income
                                      money market instruments.                           while preserving assets and
                                                                                          maintaining liquidity
-------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate                 Primarily debt securities issued or guaranteed      High current income consistent
   Government Securities              as to principal and interest by the U.S.            with relative stability of
                                      government or any of its agencies or                principal
                                      instrumentalities. Each investment will have a
                                      final maturity of not more than 10 years or a
                                      duration not exceeding that of a 10-year
                                      Treasury note.
-------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                   Primarily a diversified mix of high-yield,          High return by maximizing current
                                      fixed-income securities which generally involve     income and, to the extent
                                      greater volatility of price and risk of             consistent with that objective,
                                      principal and income than higher-quality            capital appreciation
                                      fixed-income securities. Lower-quality debt
                                      securities are commonly known as "junk bonds."
-------------------------------------------------------------------------------------------------------------------------------

                                       11

-------------------------------------------------------------------------------------------------------------------------------

         EQ TRUST PORTFOLIO                          INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------

BT Equity 500 Index                   Invest in a specifically selected sample of the     Replicate as closely as possible
                                      500 stocks included in the Standard & Poor's        (before the deduction of
                                      500 Composite Stock Price Index ("S&P 500").        Portfolio expenses) the total
                                                                                          return of the S&P 500
-------------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                Invest in statistically selected sample of the      Replicate as closely as possible
                                      2,000 stocks included in the Russell 2000 Small     (before the deduction of
                                      Stock Index ("Russell 2000").                       Portfolio expenses) the total
                                                                                          return of the Russell 2000
-------------------------------------------------------------------------------------------------------------------------------
BT International Equity Index         Invest in statistically selected sample of the      Replicate as closely as possible
                                      securities of companies included in the Morgan      (before the deduction of
                                      Stanley Capital International Europe,               Portfolio expenses) the total
                                      Australia,   Far  East   Index   ("EAFE"),          return of the EAFE
                                      although not all companies within a country
                                      will  be  represented  in the  Portfolio
                                      at the same time.
-------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                   Primarily (i.e., at least 80% of its assets         Long-term growth of capital
   Companies                          under normal circumstances) in common stocks of
                                      emerging growth companies that the Portfolio
                                      adviser believes are early in their life cycle
                                      but which have the potential to become major
                                      enterprises.
-------------------------------------------------------------------------------------------------------------------------------
MFS Research                          A substantial portion of assets invested in         Long-term growth of capital and
                                      common  stock  or  securities  convertible          future income
                                      into  common  stock  of companies believed
                                      by the Portfolio adviser to possess better
                                      than average prospects for long-term growth.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Equity      Investment in securities, primarily equities,       Capital appreciation and,
                                      that the Portfolio adviser believes are             secondarily, income
                                      undervalued and therefore represent basic
                                      investment value.
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch World Strategy          Investment primarily in a portfolio of equity       High total investment return
                                      and fixed-income securities, including
                                      convertible securities, of U.S. and foreign
                                      issuers.
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets       Primarily equity securities of emerging market      Long-term capital appreciation
   Equity                             country issuers with a focus on those in which
                                      the  Portfolio's   adviser   believes  the
                                      economies are  developing  strongly and in
                                      which  the  markets  are   becoming   more
                                      sophisticated.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                    A well-diversified portfolio of stocks and          Balanced investment
                                      bonds that will produce both capital growth and
                                      current income.
-------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth                      Primarily common stocks that offer potential        Capital growth and, secondarily,
   & Income Value                     for capital growth and may, consistent with the     current income
                                      Portfolio's investment objective, invest in
                                      common stocks that offer potential for current
                                      income.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
   EQ TRUST PORTFOLIO (CONTINUED)                    INVESTMENT POLICY                                OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income           Primarily dividend paying common stocks of          Substantial dividend income and
                                      established companies.                              also capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock     Primarily common stocks of established              Long-term growth of capital
                                      non-United States companies.
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small                  Primarily in a portfolio of equity securities       Long-term capital appreciation
   Company Value                      of small capitalization companies (i.e.,
                                      companies having market capitalizations of
                                      $1  billion or less at the time of initial
                                      purchase)   that  the  Portfolio   adviser
                                      considers to be relatively undervalued.
-------------------------------------------------------------------------------------------------------------------------------

                                       13

--------------------------------------------------------------------------------


                      PART 2: THE GUARANTEED PERIOD ACCOUNT


--------------------------------------------------------------------------------
GUARANTEE PERIODS

Each amount allocated to a Guarantee Period and held to the Period's Expiration Date accumulates interest at a Guaranteed Rate. The Guaranteed Rate for each allocation is the annual interest rate applicable to new allocations to that Guarantee Period, which was in effect on the Transaction Date for the allocation. We may establish different Guaranteed Rates under different classes of Certificates. We use the term GUARANTEED PERIOD AMOUNT to refer to the amount allocated to and accumulated in each Guarantee Period. The Guaranteed Period Amount is reduced or increased by any market value adjustment as a result of withdrawals, transfers or charges (see below).

Your Guaranteed Period Account contains the Guarantee Periods to which you have allocated Annuity Account Value. On the Expiration Date of a Guarantee Period, its Guaranteed Period Amount and its value in the Guaranteed Period Account are equal. We call the Guaranteed Period Amount on an Expiration Date the Guarantee Period's Maturity Value. We report the Annuity Account Value in your Guaranteed Period Account to reflect any market value adjustment that would apply if all Guaranteed Period Amounts were withdrawn as of the calculation date. The Annuity Account Value in the Guaranteed Period Account on any Business Day, therefore, will be the sum of the present value of the Maturity Value in each Guarantee
Period, using the Guaranteed Rate in effect for new allocations to each such Guarantee Period on such date.

Guarantee Periods and Expiration Dates


We currently offer Guarantee Periods ending on February 15th for each of the maturity years 1999 through 2008. Not all Guarantee Periods will be available for Annuitants ages 76 and above. See "Allocation of Contributions" in Part 3. Also, the Guarantee Periods may not be available for investment in all states. As Guarantee Periods expire we expect to add maturity years so that generally 10 are available at any time.


We will not accept  allocations  to a  Guarantee  Period if, on the  Transaction
Date:

o Such Transaction Date and the Expiration Date for such Guarantee Period fall within the same calendar year.

o The Guaranteed Rate is 3%.

o The Guarantee Period has an Expiration Date beyond the February 15th immediately following the Annuity Commencement Date.

Guaranteed Rates and Price Per $100 of Maturity Value

Because the Maturity Value of a contribution allocated to a Guarantee Period can be determined at the time it is made, you can determine the amount required to be allocated to a Guarantee Period in order to produce a target Maturity Value (assuming no transfers or withdrawals are made and no charges are allocated to the Guarantee Period). The required amount is the present value of that Maturity Value at the Guaranteed Rate on the Transaction Date for the contribution, which may also be expressed as the price per $100 of Maturity Value on such Transaction Date.


Guaranteed Rates for new allocations as of December 10, 1997 and the related price per $100 of Maturity Value for each currently available Guarantee Period were as follows:

-------------------------------------------------------------
      GUARANTEE
    PERIODS WITH          GUARANTEED
   EXPIRATION DATE        RATE AS OF            PRICE
  FEBRUARY 15TH OF       DECEMBER 10,        PER $100 OF
    MATURITY YEAR            1997          MATURITY VALUE
-------------------------------------------------------------

        1999                4.78%             $94.62
        2000                4.88               90.12
        2001                4.95               85.73
        2002                4.98               81.59
        2003                5.03               77.53
        2004                5.09               73.56
        2005                5.11               69.89
        2006                5.12               66.44
        2007                5.14               63.09
        2008                5.08               60.36
-------------------------------------------------------------

Allocation among Guarantee Periods


The same approach as described above may also be used to determine the amount which you would need to allocate to each Guarantee Period in order to create a series of constant Maturity Values for two or more years.


For example, if you wish to have $100 mature on February 15th of each of years 1999 through 2003, then according to the above table the lump sum contribution you would have to make as of December 10, 1997 would be $429.59 (i.e., the sum of the price per $100 of Maturity Value for each maturity year from 1999 through
2003).


The above example is provided to illustrate the use of present value calculations. It does not take into account the potential for charges to be deducted, withdrawals or transfers to be made from Guarantee Periods or the market value adjustment that would apply to such transactions. Actual calculations will be based on Guaranteed Rates on each actual Transaction Date, which may differ.

Options at Expiration Date

We will notify you on or before December 31st prior to the Expiration Date of each Guarantee Period in which you have any Guaranteed Period Amount. You may elect one of the following options to be effective at the Expiration Date, subject to the restrictions set forth on the prior page and under "Allocation of Contributions" in Part 3:

     (a) to transfer the Maturity Value into any Guarantee Period we are then offering, or into any of our Investment Funds; or

     (b) to withdraw the Maturity Value (subject to any withdrawal charges which may apply).

If we have not received your election as of the Expiration Date, the Maturity Value in the expired Guarantee Period will be transferred into the Guarantee Period with the earliest Expiration Date.

MARKET VALUE ADJUSTMENT FOR TRANSFERS, WITHDRAWALS OR SURRENDER PRIOR TO THE EXPIRATION DATE

Any withdrawal (including transfers, surrender and deductions) from a Guarantee Period prior to its Expiration Date will cause any remaining Guaranteed Period Amount for that Guarantee Period to be increased or decreased by a market value adjustment. The amount of the adjustment will depend on two factors: (a) the difference between the Guaranteed Rate applicable to the amount being withdrawn and the Guaranteed Rate on the Transaction Date for new allocations to a Guarantee Period with the same Expiration Date, and (b) the length of time remaining until the Expiration Date. In general, if interest rates have risen between the time when an amount was originally allocated to a Guarantee Period and the time it is withdrawn, the market value adjustment will be negative, and vice versa; and the longer the period of time remaining until the Expiration Date, the greater the impact of the interest rate difference. Therefore, it is possible that a significant rise in interest rates could result in a substantial reduction in your Annuity Account Value in the Guaranteed Period Account related to longer-term Guarantee Periods.

The market value adjustment (positive or negative) resulting from a withdrawal of all funds from a Guarantee Period will be determined for each contribution allocated to that Guarantee Period as follows:

(1) We determine the present value of the Maturity Value on the Transaction Date as follows:

     (a) We determine the Guaranteed Period Amount that would be payable on the Expiration Date, using the applicable Guaranteed Rate.

     (b) We determine the period remaining in your Guarantee Period (based on the Transaction Date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We  determine  the  current   Guaranteed  Rate  which  applies  on  the
         Transaction Date to new allocations to the same Guarantee Period.

     (d) We determine the present value of the Guaranteed Period Amount payable at the Expiration Date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the Guaranteed Period Amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such Guarantee Period, which may be positive or negative.

The market value adjustment (positive or negative) resulting from a withdrawal (including any withdrawal charges) of a portion of the amount in a Guarantee Period will be a percentage of the market value adjustment that would be applicable upon a withdrawal of all funds from a Guarantee Period. This percentage is determined by (i) dividing the amount of the withdrawal or transfer from the Guarantee Period by (ii) the Annuity Account Value in such Guarantee Period prior to the withdrawal or transfer. See Appendix I for an example.

The Guaranteed Rate for new allocations to a Guarantee Period is the rate we have in effect for this purpose even if new allocations to that Guarantee Period would not be accepted at the time. This rate will not be less than 3%. If we do not have a Guaranteed Rate in effect for a Guarantee Period to which the "current Guaranteed Rate" in (1)(c) would apply, we will use the rate at the next closest Expiration Date. If we are no longer offering new Guarantee Periods, the "current Guaranteed Rate" will be determined in accordance with our procedures then in effect. For purposes of calculating the market value adjustment only, we reserve the right to add up to 0.25% to the current rate in
(1)(c) above.

INVESTMENTS

Amounts allocated to Guarantee Periods will be held in a "nonunitized" separate account established by Equitable Life under the laws of New York. This separate account provides an additional measure of assurance that full payment of amounts due under the Guarantee Periods will be made. Under the New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the Certificates are not chargeable with liabilities arising out of any other business we may conduct.

Investments purchased with amounts allocated to the Guaranteed Period Account are the property of Equitable Life. Any favorable investment performance on the assets held in the separate account accrues solely to Equitable Life's benefit. Certificate Owners do not participate in the performance of the assets held in this separate account. Equitable Life may, subject to applicable state law, transfer all assets allocated to the separate account to its general account. Regardless of whether assets supporting Guaranteed Period Accounts are held in a separate account or our general account, all benefits relating to the Annuity Account Value in the Guaranteed Period Account are guaranteed by Equitable Life.

Equitable Life has no specific formula for establishing the Guaranteed Rates for the Guarantee Periods. Equitable Life expects the rates to be influenced by, but not necessarily correspond to, among other things, the yields on the fixed-income securities to be acquired with amounts that are allocated to the Guarantee Periods at the time that the Guaranteed Rates are established. Our current plans are to invest such amounts in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the Guarantee Periods.

Although the foregoing generally describes Equitable Life's plans for investing the assets supporting Equitable Life's obligations under the fixed portion of the Certificates, Equitable Life is not obligated to invest those assets according to any particular plan except as may be required by state insurance laws, nor will the Guaranteed Rates Equitable Life establishes be determined by the performance of the nonunitized separate account.

General Account

Our general account supports all of our policy and contract guarantees, including those applicable to the Guaranteed Period Account, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of applicable exemptions and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933, as amended (1933 ACT), nor is the general account an investment company under the 1940 Act. Accordingly, the general account is not subject to regulation under the 1933 Act or the 1940 Act. However, the market value adjustment interests under the Certificates are registered under the 1933 Act.

We have been advised that the staff of the SEC has not made a review of the disclosure that is included in this prospectus for your information that relates to the general account (other than market value adjustment interests). The disclosure, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------

         PART 3: PROVISIONS OF THE CERTIFICATES AND SERVICES WE PROVIDE

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR?

The Accumulator Certificate is a deferred annuity designed to provide for the accumulation of retirement savings, and for income at a future date. Investment Options available are Investment Funds providing variable returns and Guarantee Periods providing guaranteed interest when held to maturity. Accumulator Certificates are issued as non-qualified annuities for after-tax contributions. The provisions of your Certificate may be restricted by applicable laws or regulations. The Certificates may not be available in all states.

Earnings generally accumulate on a tax-deferred basis until withdrawn or when distributions become payable. Withdrawals made prior to age 59 1/2 may be subject to tax penalty.

When issued with the appropriate endorsement, an Accumulator Certificate may be purchased by a plan qualified under Section 401(a) of the Code. Such purchases may not be available in all states. Plan fiduciaries considering purchase of a Certificate should read the important information in Appendix II.

AVAILABILITY OF THE CERTIFICATES

The Certificates are available for Annuitant issue ages 20 through 83.


CONTRIBUTIONS UNDER THE CERTIFICATES


Your initial contribution must be at least $5,000. Subsequent contributions may be made in an amount of at least $1,000 at any time up until the Annuitant attains age 84. We may refuse to accept any contributions if the sum of all contributions under all accumulation Certificates with the same Annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first Contract Year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation certificates/contracts that you own would then total more than $2,500,000.

Contributions are credited as of the Transaction Date.

METHODS OF PAYMENT

Except as indicated below, all contributions must be made by check drawn on a bank or credit union in the U.S., in U.S. dollars and made payable to Equitable Life. All checks are accepted subject to collection. Contributions must be sent to Equitable Life at our Processing Office address designated for contributions. Your initial contribution must be accompanied by a completed application which is acceptable to us. In the event the application information or the application is otherwise not acceptable, we may retain your contribution for a period not exceeding five Business Days while an attempt is made to obtain the required information. If the required information cannot be obtained within those five Business Days, the Processing Office will inform the agent, on behalf of the applicant, of the reasons for the delay and return the contribution immediately to the applicant, unless the applicant specifically consents to our retaining the contribution until the required information is received by the Processing Office.


Section 1035 Exchanges

You may apply the values of an existing non-qualified life insurance or deferred annuity contract to purchase an Accumulator Certificate in a tax-deferred exchange, if you follow certain procedures. For further information, consult your tax adviser. See also "Taxation of Non-Qualified Annuities: Withdrawals" in
Part 6.

Automatic Investment Program

Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account or credit union checking account and to be contributed as a subsequent contribution into an Accumulator Certificate on a monthly or quarterly basis. The minimum amount that will be deducted is $100 monthly and $300 quarterly. AIP subsequent contributions may be made to any Investment Option available under your Certificate. You may elect AIP by properly completing the appropriate form, which is available from your agent, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th, or 31st) you wish to have your account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date.

You may cancel AIP at any time by notifying our Processing Office in writing at least two business days prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.


ALLOCATION OF CONTRIBUTIONS

You may choose Self-Directed, Principal Assurance or Dollar Cost Averaging allocations.

A contribution allocated to an Investment Fund purchases Accumulation Units in that Investment Fund based on the Accumulation Unit Value for that Investment Fund computed on the Transaction Date. A contribution allocated to the Guaranteed Period Account will have the Guaranteed Rate for the specified Guarantee Period offered on the Transaction Date.

Self-Directed Allocation

You allocate your contributions to one or up to all of the available Investment Options. Allocations among the Investment Options must be in whole percentages. Allocation percentages can be changed at any time by writing to our Processing Office, or by telephone. The change will be effective on the Transaction Date and will remain in effect for future contributions unless another change is requested.

At Annuitant ages 76 and above, allocations to Guarantee Periods must be limited to those with maturities of five years or less and with maturity dates no later than the February 15th immediately following the Annuity Commencement Date.


Principal Assurance Allocation


This option (for Annuitant issue ages 20 through 75) assures that your Maturity Value in a specified Guarantee Period will equal your initial contribution on the Guarantee Period's Expiration Date, while at the same time allowing you to invest in the Investment Funds. It may be elected only at issue of your Certificate and assumes no withdrawals or transfers from the Guarantee Period. The maturity year generally may not be later than 10 years nor earlier than seven years from the Contract Date. In order to accomplish this strategy, we will allocate a portion of your initial contribution to the selected Guarantee Period. See "Guaranteed Rates and Price Per $100 of Maturity Value" in Part 2. The balance of your initial contribution and all subsequent contributions must be allocated under "Self-Directed Allocation" as described above.


Dollar Cost Averaging Allocation

A Special Dollar Cost Averaging program is available for allocation of your initial contribution. Also, a General Dollar Cost Averaging program is available for allocation of your initial contribution, or if elected at a later date, your Annuity Account Value. Both programs are more fully described later in this Part 3 under "Dollar Cost Averaging."


FREE LOOK PERIOD

You have the right to examine the Accumulator Certificate for a period of 10 days after you receive it, and to return it to us for a refund. You cancel it by sending it to our Processing Office. The free look is extended if your state requires a refund period of longer than 10 days.

Your refund will equal the Annuity Account Value reflecting any investment gain or loss, and any positive or negative market value adjustment, through the date we receive your Certificate at our Processing Office. Some states may require that we calculate the refund differently. If you cancel your Certificate during the free look period, we may require that you wait six months before you may apply for a Certificate with us again.

We follow these same procedures if you change your mind before you receive your Certificate, but after a contribution has been made. See "Part 6: Tax Aspects of the Certificates" for possible consequences of canceling your Certificate during the free look period.

ANNUITY ACCOUNT VALUE

Your Annuity Account Value is the sum of the amounts in the Investment Options.

Annuity Account Value in Investment Funds

The Annuity Account Value in an Investment Fund on any Business Day is equal to the number of Accumulation Units in that Investment Fund times the Accumulation Unit Value for the Investment Fund for that date. The number of Accumulation Units in an Investment Fund at any time is equal to the sum of Accumulation Units purchased by contributions and transfers less the sum of Accumulation Units redeemed for withdrawals, transfers or deductions for charges.

The number of Accumulation Units purchased or sold in any Investment Fund equals the dollar amount of the transaction divided by the Accumulation Unit Value for that Investment Fund for the applicable Transaction Date.

The number of Accumulation Units will not vary because of any later change in the Accumulation Unit Value. The Accumulation Unit Value varies with the investment performance of the corresponding Portfolios of each respective trust, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as each trust's fees and expenses. The Accumulation Unit Value is also stated after deduction of the Separate Account asset charges relating to the Certificates. A description of the computation of the Accumulation Unit Value is found in the SAI.

Annuity Account Value in Guaranteed Period Account

The Annuity Account Value in the Guaranteed Period Account on any Business Day will be the sum of the present value of the Maturity Value in each Guarantee Period, using the Guaranteed Rate in effect for new allocations to such Guarantee Period on such date. (This is equivalent to the Guaranteed Period Amount increased or decreased by the full market value adjustment.) The Annuity Account Value, therefore, may be higher or lower than the contributions (less withdrawals) accumulated at the Guaranteed Rate. At the Expiration Date the Annuity Account Value in the Guaranteed Period Account will equal the Maturity Value. See "Part 2: The Guaranteed Period Account."

TRANSFERS AMONG INVESTMENT OPTIONS


At any time prior to the Annuity Commencement Date, you may transfer all or portions of your Annuity Account Value among the Investment Options, subject to the following restrictions.

   o Transfers out of a Guarantee Period other than at the Expiration Date will result in a market value adjustment. See "Part 2: The Guaranteed Period Account."

   o At Annuitant ages 76 and above, transfers to Guarantee Periods must be limited to those with maturities of five years or less and with maturity dates no later than the February 15th immediately following the Annuity Commencement Date.

   o Transfers may not be made to a Guarantee Period with an Expiration Date in the current calendar year, or if the Guaranteed Rate is 3%.

Transfer requests must be made directly to our Processing Office. Your request for a transfer should specify your Certificate number, the amounts or percentages to be transferred and the Investment Options to and from which the amounts are to be transferred. Your transfer request may be in writing or by telephone.

For telephone transfer requests, procedures have been established by Equitable Life that are considered to be reasonable and are designed to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting on telephone instructions and providing written confirmation. In light of the procedures established, Equitable Life will not be liable for following telephone instructions that it reasonably believes to be genuine.

We may restrict, in our sole discretion, the use of an agent acting under a power of attorney, such as a market timer, on behalf of more than one Certificate Owner to effect transfers. Any agreements to use market timing services to effect transfers are subject to our rules then in effect and must be on a form satisfactory to us.

A transfer request will be effective on the Transaction Date and the transfer to or from Investment Funds will be made at the Accumulation Unit Value next computed after the Transaction Date. All transfers will be confirmed in writing.

DOLLAR COST AVERAGING


We offer two Dollar Cost Averaging programs as described below. The main objective of Dollar Cost Averaging is to attempt to shield your investment from short-term price fluctuations. Since approximately the same dollar amounts are transferred from the Alliance Money Market Fund to other Investment Funds periodically, more Accumulation Units are purchased in an Investment Fund if the value per Accumulation Unit is low and fewer Accumulation Units are purchased if the value per Accumulation Unit is high. Therefore, a lower average value per Accumulation Unit may be achieved over the long term. This plan of investing allows you to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

Dollar  Cost  Averaging  may  not  be  elected  while  the  rebalancing  program
(discussed   below)  or  the  Systematic   Withdrawal  option  (described  under
"Withdrawal Options" below) is in effect.


Special Dollar Cost Averaging

For Certificate Owners who at issue of the Certificate want to dollar cost average their entire initial contribution from the Alliance Money Market Fund into the other Investment Funds monthly over a period of twelve months, we offer a Special Dollar Cost Averaging program under which the mortality and expense risks and administration charges normally deducted from the Alliance Money Market Fund will not be deducted. See "Charges Deducted from the Investment Funds" in Part 4.

General Dollar Cost Averaging

If you have at least $5,000 of Annuity Account Value in the Alliance Money Market Fund, you may choose to have a specified dollar amount or percentage of your Annuity Account Value transferred from the Alliance Money Market Fund to other Investment Funds on a monthly, quarterly or annual basis. This program may be elected at any time.

The minimum amount that may be transferred on each Transaction Date is $250. The maximum amount which may be transferred is equal to the Annuity Account Value in the Alliance Money Market Fund at the time the option is elected, divided by the number of transfers scheduled to be made each Contract Year.

The transfer date will be the same calendar day of the month as the Contract Date. If, on any transfer date, the Annuity Account Value in the Alliance Money Market Fund is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the dollar cost averaging option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending us satisfactory notice to our Processing Office at least seven calendar days before the next transfer date.


REBALANCING

We currently offer a rebalancing program under which you authorize us to automatically transfer your Annuity Account Value among the Investment Funds selected by you in order to maintain a particular percentage allocation in such Investment Funds. You select the period of time at the end of which the transfers will take place. The period of time may be quarterly, semi-annually, or annually on a Contract Year basis. The Annuity Account Value allocated to each selected Investment Fund will grow or decline in value at different rates during each time period, and Rebalancing automatically reallocates the Annuity Account Value in the chosen Investment Funds at the end of each period to the specified allocation percentages. Rebalancing is intended to transfer specified portions of the Annuity Account Value from those chosen Investment Funds that have increased in value to those chosen Investment Funds that have declined in value. The transfers to and from each chosen Investment Fund will be made at the Accumulation Unit Value next computed after the Transaction Date. Rebalancing is not available for amounts in the Guaranteed Period

Account. Rebalancing does not assure a profit or protect against a loss in declining markets and should be periodically reviewed as your needs may change. You may want to discuss the rebalancing program with your financial adviser before electing such program.

You may elect the rebalancing program at any time by submitting your request in a written form satisfactory to us. Rebalancing will be on the same day of the month as the Contract Date.

You may change your rebalancing allocation percentages or cancel this program at any time by submitting a request in a form satisfactory to us. Such request must be received at our Processing Office at least seven days before the next scheduled rebalancing date. A transfer request from you while the rebalancing program is in effect, will cancel the rebalancing program. You must then submit a new request in a written form satisfactory to us to start the rebalancing program again.

Rebalancing may not be elected if a Dollar Cost Averaging program (discussed above) is in effect.


BASEBUILDER BENEFITS


The baseBUILDER option provides guaranteed benefits in the form of a Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit. The combined benefit (Plan A) for which there is a charge is available for Annuitant issue ages 20 through 75. You elect Plan A in the application. Once elected, the benefit may not be changed. See "Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge" in Part 4. The baseBUILDER provides a degree of protection while you live (Income Benefit) as well as for your beneficiary should you die. If you do not elect the combined benefit, the Guaranteed Minimum Death Benefit is still provided under the Certificate at a lower charge. The combined benefit (Plan A) is not currently available in New York.


If the Annuitant is age 76 or older and you are interested in the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit, ask your agent for a copy of the prospectus supplement describing this benefit.

DEATH BENEFIT

When the Annuitant Dies

Generally, upon receipt of proof satisfactory to us of the Annuitant's death prior to the Annuity Commencement Date, we will pay the death benefit to the beneficiary named in your Certificate. You designate the beneficiary at the time you apply for the Certificate. While the Certificate is in effect, you may change your beneficiary by writing to our Processing Office. The change will be effective on the date the written submission was signed. The death benefit payable will be determined as of the date we receive such proof of death and any required instructions as to the method of payment.

The death benefit applicable to Certificates issued in all states except New York is equal to the sum of:

     (1) the Annuity Account Value in the Investment Funds, or, if greater, the Guaranteed Minimum Death Benefit defined below; and

     (2) the death benefit provided with respect to the Guaranteed Period Account, which is equal to the Annuity Account Value in the Guaranteed Period Account or, if greater, the sum of the Guaranteed Period Amounts in each Guarantee Period. See "Part 2: The Guaranteed Period Account."

GUARANTEED MINIMUM DEATH BENEFIT

Your Guaranteed Minimum Death Benefit is the minimum amount payable with respect to the Investment Funds upon the death of the Annuitant.

Applicable for Annuitant issue ages 20 through 79

6% to Age 80 Benefit -- On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the Guaranteed Minimum Death Benefit is credited with interest at 6% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through the Annuitant's age 80 (or at the Annuitant's death, if earlier), and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Death Benefit interest applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program (described above) will be 6%.

Applicable for Annuitant issue ages 80 through 83

On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the portion of the initial contribution allocated to the Investment Funds. Thereafter, the Guaranteed Minimum Death Benefit is equal to such portion of the initial contribution plus (a) any subsequent contributions and transfers into the Investment Funds, less (b) any transfers and withdrawals from such Funds.


Withdrawals will reduce your Guaranteed Minimum Death Benefit, see "How Withdrawals and Transfers Affect Your Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit" below.

For the death benefit applicable to Certificates issued in New York, see Appendix III.

See Appendix IV for an example of the calculation of the Guaranteed Minimum Death Benefit.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity benefit you have chosen under your Certificate. If no annuity benefit has been chosen at the time of the Annuitant's death, the beneficiary will receive the death benefit in a lump sum. However, subject to any exceptions in the Certificate, Equitable Life's rules then in effect and any other applicable requirements under the Code, the beneficiary may elect to apply the death benefit to one or more annuity benefits offered by Equitable Life. See "Annuity Benefits and Payout Annuity Options" below. Note that if you are both the Certificate Owner and the Annuitant, only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary may be elected.

Successor Annuitant

If you are both the Certificate Owner and the Annuitant and you elect your spouse to be both the sole primary beneficiary and the successor Annuitant/Certificate Owner, then no death benefit is payable until your surviving spouse's death.

On the Processing Date following your death, if the successor Annuitant/Certificate Owner election was elected at issue of your Certificate and is in effect at your death, the Guaranteed Minimum Death Benefit will be reset at the greater of the then current Guaranteed Minimum Death Benefit and the then current Annuity Account Value in the Investment Funds. In determining whether the Guaranteed Minimum Death Benefit will continue to grow, we will use the age (as of the Processing Date) of the successor Annuitant/Certificate Owner.


WHEN THE CERTIFICATE OWNER DIES BEFORE THE ANNUITANT


When you are not the Annuitant and you die before the Annuity Commencement Date, the beneficiary named to receive the death benefit upon the Annuitant's death will automatically succeed as Certificate Owner (unless you name a different person as a successor Owner in a written form acceptable to us and send it to our Processing Office). The Certificate provides that the original Certificate Owner's entire interest in the Certificate be completely distributed to the named beneficiary by the fifth anniversary of such Owner's death (unless an annuity benefit is elected and payments begin within one year after the Certificate Owner's death and are made over the beneficiary's life or over a period not to exceed the beneficiary's life expectancy). If an annuity benefit has not been elected, as described above, on the fifth anniversary of your death, we will pay any Annuity Account Value remaining on such date, less any applicable withdrawal charge. If the successor Certificate Owner is your surviving spouse, no distributions are required as long as both the surviving spouse and the Annuitant are living.

GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed Minimum Income Benefit provides a minimum amount of guaranteed lifetime income with respect to the Investment Funds when you apply your Annuity Account Value in the Investment Funds under your Accumulator Certificate to an Income Manager (Life Annuity with a Period Certain) payout annuity certificate. This Income Manager payout annuity certificate provides payments during a period certain with payments continuing for life thereafter. This means that payments will be made for the rest of the Annuitant's life. In addition, if the Annuitant dies before a specified period of time (period certain) has ended, payments will continue to the beneficiary for the balance of the period certain.

On the Transaction Date that you exercise your Guaranteed Minimum Income Benefit, the annual lifetime income that will be provided under the Income Manager (Life Annuity with a Period Certain) payout annuity certificate will be the greater of (i) your Guaranteed Minimum Income Benefit, and (ii) the income provided by application of your Annuity Account Value in the Investment Funds at our then current annuity purchase factors. The Guaranteed Minimum Income Benefit does not provide an Annuity Account Value or guarantee performance of your Investment Funds. Because it is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of your Annuity Account Value at current annuity purchase factors. It should therefore be regarded as a safety net.

If you have any Annuity Account Value in the Guaranteed Period Account under your Accumulator Certificate as of the Transaction Date that you exercise your Guaranteed Minimum Income Benefit, such Annuity Account Value will also be applied (at current annuity purchase factors) toward the purchase of payments under the Income Manager (Life Annuity with a Period Certain) payout annuity certificate. Such Annuity Account Value will increase the payments provided by the Guaranteed Minimum Income Benefit. A market value adjustment may apply.


Illustrated below are Guaranteed Minimum Income Benefit amounts per $100,000 of initial contribution, for a male Annuitant age 60 (at issue) on Contract Date anniversaries as indicated below, assuming allocation only to the Investment Funds (excluding the Alliance Money Market and Alliance Intermediate Government Securities Funds), no subsequent contributions, transfers or withdrawals.

-------------------------------------------------------------
                          GUARANTEED MINIMUM INCOME BENEFIT
      CONTRACT DATE       -- ANNUAL INCOME PAYABLE FOR LIFE
 ANNIVERSARY AT ELECTION     WITH 10 YEAR PERIOD CERTAIN
-------------------------------------------------------------
             7                        $ 8,992
            10                         12,160
            15                         18,358
-------------------------------------------------------------


Withdrawals and transfers will reduce your Guaranteed Minimum Income Benefit, see "How Withdrawals and Transfers Affect Your Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit" below.

The Guaranteed Minimum Income Benefit may be exercised only within 30 days following the seventh or later Contract Date anniversary under your Accumulator Certificate. However, it may not be exercised earlier than the Annuitant's age 60, nor later than the Annuitant's age 83; except that for Annuitant's issue ages 20 through 44, it may be exercised following the 15th or later Contract Date anniversary.

When you exercise your Guaranteed Minimum Income Benefit, you will receive an Income Manager (Life Annuity with a Period Certain) payout annuity certificate in exchange for your Accumulator Certificate with at least the minimum annual income specified and a period certain based on the Annuitant's age at the time the benefit is exercised as follows:

-------------------------------------------------------------

                      LEVEL PAYMENTS*

   ANNUITANT'S AGE AT ELECTION      PERIOD CERTAIN YEARS
-------------------------------------------------------------
          60 through 80                       10
               81                              9
               82                              8
               83                              7

-------------------
* Other forms and period certains may also be available.
-------------------------------------------------------------


Payments will start one payment mode from the Contract Date of the Income Manager payout annuity certificate.


Each year on your Contract Date anniversary, if you are eligible to exercise your Guaranteed Minimum Income Benefit, we will send you an eligibility notice illustrating how much income could be provided on the Contract Date anniversary. You may then notify us within 30 days following the Contract Date anniversary if you want to exercise your Guaranteed Minimum Income Benefit by submitting the proper form and returning your Accumulator Certificate. The amount of income you actually receive will be determined on the Transaction Date that we receive your properly completed exercise notice.


You may also apply your Cash Value at any time to an Income Manager (Life Annuity with a Period Certain) payout annuity certificate, and you may always apply your Annuity Account Value to any of our other life annuity benefits. The annuity benefits are discussed below. These benefits differ from the Income Manager payout annuity certificates and may provide higher or lower income levels, but do not have all the features of Income Manager payout annuity certificates. You may request an illustration from your agent.

The Income Manager (Life Annuity with a Period Certain) payout annuity certificates are offered through our prospectus for the Income Manager payout annuities. A copy of the most current version may be obtained from your agent. You should read it carefully before you decide to exercise your Guaranteed Minimum Income Benefit.


Successor Annuitant/Certificate Owner


If the successor Annuitant/Certificate Owner election (discussed above) was elected at issue of the Certificate and is in effect at your death, the Guaranteed Minimum Income Benefit will continue to be available on the Contract Date anniversaries specified above based on the Contract Date of the Accumulator Certificate, provided the Guaranteed Minimum Income Benefit is exercised as specified above based on the age of the successor Annuitant/Certificate Owner.


WITHDRAWAL OPTIONS

The Accumulator is an annuity contract, even though you may elect to receive your benefits in a non-annuity form. You may take withdrawals from your Certificate before the Annuity Commencement Date and while the Annuitant is alive. Two withdrawal options are available: Lump Sum Withdrawals and Systematic Withdrawals. Withdrawals in excess of the 15% free corridor amount may result in withdrawal charges. See "Part 4: Deductions and Charges." Withdrawals may also be taxable and subject to tax penalty. See "Part 6: Tax Aspects of the Certificates."

Amounts withdrawn from the Guaranteed Period Account, other than at the Expiration Date, will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 2.

As a deterrent to early withdrawal (generally prior to age 59 1/2) the Code provides certain penalties. We may also be required to withhold income taxes from the amount distributed. These rules are outlined in "Part 6: Tax Aspects of the Certificates."

LUMP SUM WITHDRAWALS


You may take Lump Sum Withdrawals at any time subject to a minimum withdrawal amount of $1,000. A request to withdraw more than 90% of the Cash Value as of the Transaction Date will result in the termination of the Certificate and will be treated as a surrender of the Certificate for its Cash Value. See "Surrendering the Certificates to Receive the Cash Value" below.


To make a Lump Sum Withdrawal, you must submit a request satisfactory to us which specifies the Investment Options from which the Lump Sum Withdrawal will be taken. If we have received the information we require, the requested withdrawal will become
                                       22
effective on the Transaction Date and proceeds will usually be mailed within seven calendar days thereafter, but we may delay payment as described in "When Payments Are Made" below. If we receive only partially completed information, our Processing Office will contact you for specific instructions before your request can be processed.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals provide level percentage or level amount payouts. You may choose to receive Systematic Withdrawals on a monthly, quarterly or annual basis. You select a dollar amount or percentage of the Annuity Account Value to be withdrawn, subject to a maximum of 1.2% monthly, 3.6% quarterly and 15.0% annually, but in no event may any payment be less than $250. If at the time a Systematic Withdrawal is to be made, the withdrawal amount would be less than $250, no payment will be made and your Systematic Withdrawal election will terminate.

You select the date of the month when the withdrawals will be made, but you may not choose a date later than the 28th day of the month. If no date is selected, withdrawals will be made on the same calendar day of the month as the Contract Date. The commencement of payments under the Systematic Withdrawal option may not be elected to start sooner than 28 days after issue of the Certificate.

You may elect Systematic Withdrawals at any time by completing the proper form and sending it to our Processing Office. You may change the payment frequency of your Systematic Withdrawals once each Contract Year or cancel this withdrawal option at any time by sending notice in a form satisfactory to us. The notice must be received at our Processing Office at least seven calendar days prior to the next scheduled withdrawal date. You may also change the amount or percentage of your Systematic Withdrawals once in each Contract Year. However, you may not change the amount or percentage in any Contract Year where you have previously taken another withdrawal under the Lump Sum Withdrawals option described above.

Unless you specify otherwise, Systematic Withdrawals will be withdrawn on a pro rata basis from your Annuity Account Value in the Investment Funds. If there is insufficient value or no value in the Investment Funds, any additional amount of the withdrawal required or the total amount of the withdrawal, as applicable, will be withdrawn from the Guarantee Periods in order of the earliest Expiration Date(s) first.

HOW WITHDRAWALS AND TRANSFERS AFFECT YOUR GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT

Except as described in the next sentence, each withdrawal and transfer will cause a reduction in your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base (described below) on a pro rata basis. Your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals and transfers from the Investment Funds in any Contract Year is 6% or less of the beginning of Contract Year Guaranteed Minimum Death Benefit. Once a withdrawal or transfer is made that causes cumulative withdrawals and transfers from the Investment Funds in a Contract Year to exceed 6% of the beginning of Contract Year Guaranteed Minimum Death Benefit, that withdrawal or transfer and any subsequent withdrawals and transfers in that Contract Year will cause a pro rata reduction to occur.


Reduction on a dollar-for-dollar basis means your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value as of the Transaction Date that is being withdrawn and we reduce your current Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit benefit base by that same percentage. For example, if your Annuity Account Value is $10,000 and you withdraw $4,000, you have withdrawn 40% ($4,000/$10,000) of your Annuity Account Value. If your Guaranteed Minimum Death Benefit was $20,000 prior to the withdrawal, it would be reduced by $8,000 ($20,000 x .40) and your new Guaranteed Minimum Death Benefit after the withdrawal would be $12,000 ($20,000
- $8,000).


The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your Guaranteed Minimum Death Benefit or Guaranteed Minimum Income Benefit.

GUARANTEED MINIMUM INCOME BENEFIT
BENEFIT BASE

The Guaranteed Minimum Income Benefit benefit base is equal to the portion of the initial contribution allocated to the Investment Funds on the Contract Date. Thereafter, the Guaranteed Minimum Income Benefit benefit base is credited with interest at 6% (3% for amounts in the Alliance Money Market and Alliance Intermediate Government Securities Funds, except as indicated below) on each Contract Date anniversary through the Annuitant's age 80, and 0% thereafter, and is adjusted for any subsequent contributions and transfers into the Investment Funds and transfers and withdrawals from such Funds. The Guaranteed Minimum Income Benefit benefit base interest applicable to amounts in the Alliance Money Market Fund under the Special Dollar Cost Averaging program (described above) will be 6%. The Guaranteed Minimum Income Benefit benefit base will also be reduced by any withdrawal charge remaining on the Transaction Date that you exercise your Guaranteed Minimum Income Benefit.


Your Guaranteed Minimum Income Benefit benefit base is applied to guaranteed minimum annuity purchase factors to determine the Guaranteed Minimum Income Benefit. The guaranteed minimum annuity factors are based on (i) interest at 2.5% if the Guaranteed Minimum Income Benefit is exercised within 30 days following a Contract Date anniversary in years 7 through 9 and at 3% if exercised within 30 days following the 10th or later Contract Date anniversary, and (ii) mortality tables that assume increasing longevity. These interest and mortality factors are generally more conservative than the basis underlying current annuity purchase factors, which means that they would produce less periodic income for an equal amount applied.


Your Guaranteed Minimum Income Benefit benefit base does not create an Annuity Account Value or a Cash Value and is used solely for purposes of calculating your Guaranteed Minimum Income Benefit.

CASH VALUE

The Cash Value under the Certificate fluctuates daily with the investment performance of the Investment Funds you have selected and reflects any upward or downward market value adjustment. See "Part 2: The Guaranteed Period Account." We do not guarantee any minimum Cash Value except for amounts in a Guarantee Period held to the Expiration Date. On any date before the Annuity Commencement Date while the Certificate is in effect, the Cash Value is equal to the Annuity Account Value less any withdrawal charge. The free corridor amount will not apply when calculating the withdrawal charge applicable upon a surrender. See "Part 4: Deductions and Charges."

SURRENDERING THE CERTIFICATES TO RECEIVE THE CASH VALUE

You may surrender a Certificate to receive the Cash Value at any time while the Annuitant is living and before the Annuity Commencement Date. For a surrender to be effective, we must receive your written request and the Certificate at our Processing Office. The Cash Value will be determined on the Transaction Date. All benefits under the Certificate will be terminated as of that date.

You may receive the Cash Value in a single sum payment or apply it under one or more of the annuity benefits described below. We will usually pay the Cash Value within seven calendar days, but we may delay payment as described in "When Payments Are Made" below.

For the tax consequences of surrenders, see "Part 6: Tax Aspects of the Certificates."

WHEN PAYMENTS ARE MADE

Under applicable law, application of proceeds from the Investment Funds to a variable annuity, payment of a death benefit from the Investment Funds, payment of any portion of the Annuity Account Value (less any applicable withdrawal charge) from the Investment Funds, and, upon surrender, payment of the Cash Value from the Investment Funds will be made within seven calendar days after the Transaction Date. Payments or application of proceeds from the Investment Funds can be deferred for any period during which (1) the New York Stock Exchange is closed or trading on it is restricted, (2) sales of securities or determination of the fair value of an Investment Fund's assets is not reasonably practicable because of an emergency, or (3) the SEC, by order, permits us to defer payment in order to protect persons with interest in the Investment Funds.

We can defer payment of any portion of the Annuity Account Value in the Guaranteed Period Account (other than for death benefits) for up to six months while you are living. We may also defer payments for any amount attributable to a contribution made in the form of a check for a reasonable amount of time (not to exceed 15 days) to permit the check to clear.

ANNUITY BENEFITS AND PAYOUT ANNUITY OPTIONS

The Accumulator Certificates offer annuity benefits and Income Manager payout annuity options, described below, for providing retirement income.

ANNUITY BENEFITS

Annuity benefits under the Accumulator provide periodic payments over a specified period of time which may be fixed or may be based on the Annuitant's life. Annuity forms of payment are calculated as of the Annuity Commencement Date, which is on file with our Processing Office. You can change the Annuity Commencement Date by writing to our Processing Office anytime before the Annuity Commencement Date. However, you may not choose a date later than the 28th day of any month. Also, based on the issue age of the Annuitant, the Annuity Commencement Date may not be later than the Processing Date which follows the Annuitant's 90th birthday (may be different in some states).

Before the Annuity Commencement Date, we will send a letter advising that annuity benefits are available. Unless you otherwise elect, we will pay fixed annuity benefits on the "normal form" indicated for your Certificate as of the Annuity Commencement Date. The amount applied to provide the annuity benefit will be (1) the Annuity Account Value for any life annuity form or (2) the Cash Value for any period certain-only annuity form except that if the period certain is more than five years, the amount applied will be no less than 95% of the Annuity Account Value.

Amounts in the Guarantee Periods that are applied to an annuity benefit prior to an Expiration Date will result in a market value adjustment. See "Market Value Adjustment for Transfers, Withdrawals or Surrender Prior to the Expiration Date" in Part 2.

Annuity Forms

o Life Annuity: An annuity which guarantees payments for the rest of the Annuitant's life. Payments end with the last monthly payment before the Annuitant's death. Because there is no death benefit associated with this annuity form, it provides the highest monthly payment of any of the life income annuity options, so long as the Annuitant is living.

o Life Annuity -- Period Certain: This annuity form also guarantees payments for the rest of the Annuitant's life. In addition, if the Annuitant dies before a specified period of time (the "certain period") has ended, payments will continue to the beneficiary for the balance of the certain period. Certain periods may be 5, 10, 15 or 20 years. A life annuity with a certain period of 10 years is the normal form of annuity under the Certificates.

o Life Annuity -- Refund Certain: This annuity form guarantees payments to you for the rest of your life. In addition, if you die before the amount applied to purchase this annuity option has been recovered, payments will continue to your beneficiary until that amount has been recovered. This option is available only as a fixed annuity.

o Period Certain Annuity: This annuity form guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years, and does not involve life contingencies.

o Joint and Survivor Life Annuity: This annuity form guarantees life income to you and, after your death, continuation of income to the survivor.

The life annuity -- period certain and the life annuity -- refund certain are available on either a single life or joint and survivor life basis.

The annuity forms outlined above are available in both fixed and variable form, unless otherwise indicated. Fixed annuity payments are guaranteed by us and will be based either on the tables of guaranteed annuity payments in your Certificate or on our then current annuity rates, whichever is more favorable for the Annuitant. Variable income annuities may be funded through the Investment Funds through the purchase of annuity units. The amount of each variable annuity payment may fluctuate, depending upon the performance of the Investment Funds. That is because the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate. See "Annuity Unit Values" in the SAI. Variable income annuities may also be available by separate prospectus through Investment Funds of other separate accounts we offer.

For all Annuitants, the normal form of annuity provides for fixed payments. We may offer other forms not outlined here. Your agent can provide details.

For each annuity benefit, we will issue a separate written agreement putting the benefit into effect. Before we pay any annuity benefit, we require the return of the Certificate.

The amount of the annuity payments will depend on the amount applied to purchase the annuity, the type of annuity chosen and, in the case of a life annuity form, the Annuitant's age (or the Annuitant's and joint Annuitant's ages) and in certain instances, the sex of the Annuitant(s). Once an annuity form is chosen and payments have commenced, no change can be made.

If, at the time you elect an annuity form, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the Annuity Account Value in a single sum rather than as payments under the annuity form chosen.

INCOME MANAGER PAYOUT ANNUITY OPTIONS


Under Accumulator Certificates, you may apply your Annuity Account Value to an Income Manager (Life Annuity with a Period Certain) payout annuity certificate or an Income Manager (Period Certain) payout annuity certificate. The Income Manager (Life Annuity with a Period Certain) payout annuity certificates provide guaranteed level or increasing payments for the Annuitant's life or for the Annuitant's life and the life of a joint Annuitant. The Income Manager (Period Certain) payout annuity certificate provides level payments for a specified period. The Certificate Owner and Annuitant must meet the issue age and payment requirements.


If you apply a part of the Annuity Account Value under an Income Manager payout annuity certificate, it will be considered a withdrawal and may be subject to withdrawal charges. See "Withdrawal Options" above. If 100% of the Annuity Account Value is applied from an Accumulator Certificate at a time when the dollar amount of the withdrawal charge is greater than 2% of remaining contributions (after withdrawals), such withdrawal charge will not be deducted. However, a new withdrawal charge schedule will apply under the new certificate. For purposes of the new certificate withdrawal charge schedule, the year in which your Annuity Account Value is applied under the new certificate will be "Contract Year 1." If 100% of the Annuity Account Value is applied from the Accumulator when the dollar amount of the withdrawal charge is 2% or less, such withdrawal charge will not be deducted and there will be no withdrawal charge schedule under the new certificate. You should consider the timing of your purchase as it relates to the potential for withdrawal charges under the new certificate. No subsequent contributions will be permitted under the Income Manager payout annuity certificate.


You may also apply your Annuity Account Value to purchase the Income Manager (Period Certain) payout annuity certificate once withdrawal charges are no longer in effect under the Accumulator Certificate. No withdrawal charges will apply under this Income Manager (Period Certain) payout annuity certificate.

The Income Manager payout annuities are described in our prospectus for the Income Manager. Copies of the most current version are available from your agent. To purchase an Income Manager payout annuity certificate, we also require the return of your Accumulator Certificate. An Income Manager payout annuity certificate will be issued to put one of the payout annuity options into effect. Depending upon your circumstances, this may be accomplished on a tax-free basis. Consult your tax adviser.


ASSIGNMENT

The Certificates may be assigned at any time before the Annuity Commencement Date and for any purpose other than as collateral or security for a loan. Equitable Life will not be bound by an assignment unless it is in writing and we have received it at our Processing Office. In some cases, an assignment may have adverse tax consequences. See "Part 6: Tax Aspects of the Certificates."

SERVICES WE PROVIDE

o  REGULAR REPORTS

   o Statement of your Certificate values as of the last day of the calendar year;

   o Three additional reports of your Certificate values each year;

   o Annual and semi-annual statements of each trust; and

   o Written confirmation of financial transactions.

o  TOLL-FREE TELEPHONE SERVICES

   o Call 1-800-789-7771 for a recording of daily Accumulation Unit Values and Guaranteed Rates applicable to the Guarantee Periods. Also call during our regular business hours to speak to one of our customer service representatives.

o  PROCESSING OFFICE

   o FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
     Equitable Life Income Management Group
     Post Office Box 13014
     Newark, NJ 07188-0014

   o FOR CONTRIBUTIONS SENT BY EXPRESS MAIL:
     Equitable Life
     c/o First Chicago National Processing Center
     300 Harmon Meadow Boulevard, 3rd Floor
     Attn: Box 13014
     Secaucus, NJ 07094

   o FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY REGULAR MAIL:
     Equitable Life
     Income Management Group
     P.O. Box 1547
     Secaucus, NJ 07096-1547

   o FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS) SENT BY EXPRESS MAIL:
     Equitable Life
     Income Management Group
     200 Plaza Drive, 4th Floor
     Secaucus, NJ 07096

DISTRIBUTION OF THE CERTIFICATES

As the distributor of the Certificates, Equitable Distributors, Inc. (EDI), an indirect, wholly owned subsidiary of Equitable Life, has responsibility for sales and marketing functions for the Certificates. EDI also serves as the principal underwriter of the Separate Account under the 1940 Act. EDI is registered with the SEC as a broker-dealer under the Exchange Act and is a member of the National Association of Securities Dealers, Inc. EDI's principal business address is 1290 Avenue of the Americas, New York, New York 10104. EDI was paid a fee of $1,204,370 for 1996 and $126,914 for 1995 for its services under its "Distribution Agreement" with Equitable Life and the Separate Account.

The Certificates will be sold by registered representatives of EDI and its affiliates, who are also our licensed insurance agents. Broker-dealer sales compensation for EDI and its affiliates will generally not exceed six percent of total contributions made under a Certificate. EDI may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. Broker-dealers receiving sales compensation will generally pay a portion thereof to their registered representatives as commission related to sales of the Certificates. The offering of the Certificates is intended to be continuous.

--------------------------------------------------------------------------------

                         PART 4: DEDUCTIONS AND CHARGES

--------------------------------------------------------------------------------
CHARGES DEDUCTED FROM THE ANNUITY ACCOUNT VALUE

We allocate the entire amount of each contribution to the Investment Options you select, subject to certain restrictions. We then periodically deduct certain amounts from your Annuity Account Value. Unless otherwise indicated, the charges described below and under "Charges Deducted from the Investment Funds" below will not be increased by us for the life of the Certificates. We may reduce certain charges under group or sponsored arrangements. See "Group or Sponsored Arrangements" below. Charges are deducted proportionately from all the Investment Funds in which your Annuity Account Value is invested on a pro rata basis, except as noted below.

Withdrawal Charge

A withdrawal charge will be imposed as a percentage of each contribution made to the extent that a withdrawal exceeds the free corridor amount, or if the Certificate is surrendered to receive its Cash Value. We determine the withdrawal charge separately for each contribution in accordance with the table below.

                               CONTRACT YEAR
                 1    2     3     4     5     6     7    8+
--------------------------------------------------------------------------------
Percentage of
Contribution   7.0% 6.0%  5.0%   4.0%  3.0% 2.0%  1.0%  0.0%

The applicable withdrawal charge percentage is determined by the Contract Year in which the withdrawal is made or the Certificate is surrendered, beginning with "Contract Year 1" with respect to each contribution withdrawn or surrendered. For each contribution, the Contract Year in which we receive that contribution is "Contract Year 1."

The withdrawal charge is deducted from the Investment Options from which each such withdrawal is made in proportion to the amount being withdrawn from each Investment Option.

Free Corridor Amount

The free corridor amount is 15% of the Annuity Account Value at the beginning of the Contract Year minus any amount previously withdrawn during that Contract Year.

Any withdrawal requested that exceeds the free corridor amount will be subject to the withdrawal charge. The 15% free corridor amount is not applicable to a surrender.


For purposes of calculating the withdrawal charge, (1) we treat contributions as being withdrawn on a first-in first-out basis, and (2) amounts withdrawn up to the free corridor amount are not considered a withdrawal of any contributions. Although we treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge, the Federal income tax law treats earnings as withdrawn first. See "Part 6: Tax Aspects of the Certificates."

The withdrawal charge is to help cover sales expenses.

For Certificates issued to a charitable remainder trust (CRT), the free corridor amount will be changed to be the greater of (1) the current Annuity Account
Value, less contributions that have not been withdrawn (earnings in the Certificate) and (2) the free corridor amount defined above. If you are considering an annuity for use in a CRT, see "Charitable Remainder Trusts" in
Part 6 concerning recent IRS announcements on the use of annuities in CRTs.

Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge (Plan A)

We deduct a charge annually on each Processing Date for providing the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit (Plan A). The charge is equal to a percentage of the Guaranteed Minimum Death Benefit in effect on the Processing Date. The percentage is equal to 0.45%.

Guaranteed Minimum Death Benefit Only Benefit Charge (Plan B)

We deduct a charge annually on each Processing Date for providing the Guaranteed Minimum Death Benefit Only Benefit (Plan B). The charge is equal to a percentage of the Guaranteed Minimum Death Benefit in effect on the Processing Date. The percentage is equal to 0.20%.

Charges for State Premium and Other Applicable Taxes

We deduct a charge for applicable taxes, such as state or local premium taxes, that might be imposed in your state. Generally we deduct this charge from the amount applied to provide an annuity benefit. In certain states, however, we may deduct the charge for taxes from contributions. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (the rate is 1% in Puerto Rico and 5% in the Virgin Islands).

CHARGES DEDUCTED FROM THE INVESTMENT FUNDS

Mortality and Expense Risks Charge

We will deduct a daily charge from the assets in each Investment Fund to compensate us for mortality and expense risks. The daily charge is at the rate of 0.002477%, which is equivalent to an annual rate of 0.90%, on the assets in each Investment Fund.

The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each Certificate, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed Minimum Death Benefit exceeds the Cash Value of the Certificate. The expense risk assumed is the risk that it will cost us more to issue and administer the Certificates than we expect.

Administration Charge

We will  deduct a daily  charge  from the  assets in each  Investment  Fund,  to compensate us for a portion of the administration expenses under the Certificates. The daily charge is at a rate of 0.000692% (equivalent to an annual rate of 0.25%) on the assets in each Investment Fund. We reserve the right to increase the charge to an annual rate of 0.35% the maximum permitted under the Certificates.

HR TRUST CHARGES TO PORTFOLIOS

Investment advisory fees charged daily against HR Trust's assets, the 12b-1 fee, direct operating expenses of HR Trust (such as trustees' fees, expenses of independent auditors and legal counsel, bank and custodian charges and liability insurance), and certain investment-related expenses of HR Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The maximum investment advisory fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:

-------------------------------------------------------------

                            AVERAGE DAILY ASSETS

                 --------------------------------------------

                     FIRST       NEXT        NEXT        NEXT
                     $750        $750         $1         $2.5         THERE-
                    MILLION     MILLION     BILLION     BILLION       AFTER
----------------------------------------------------------------------------

Alliance
   Conservative
   Investors          0.475%     0.425%      0.375%      0.350%      0.325%
Alliance Growth
   Investors          0.550%     0.500%      0.450%      0.425%      0.400%
Alliance Growth
   & Income           0.550%     0.525%      0.500%      0.480%      0.470%
Alliance Common
   Stock              0.475%     0.425%      0.375%      0.355%      0.345%*
Alliance Global       0.675%     0.600%      0.550%      0.530%      0.520%
Alliance
   International      0.900%     0.825%      0.800%      0.780%      0.770%
Alliance
   Aggressive
   Stock              0.625%     0.575%      0.525%      0.500%      0.475%
Alliance Small
   Cap Growth         0.900%     0.850%      0.825%      0.800%      0.775%
Alliance Money
   Market             0.350%     0.325%      0.300%      0.280%      0.270%
Alliance
   Intermediate
   Government
   Securities         0.500%     0.475%      0.450%      0.430%      0.420%
Alliance High
   Yield              0.600%     0.575%      0.550%      0.530%      0.520%

-------------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.
--------------------------------------------------------------------------------

Investment advisory fees are established under HR Trust's investment advisory agreements between HR Trust and its investment adviser, Alliance.

The Rule 12b-1 Plan provides that the HR Trust, on behalf of each Portfolio may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Certificates. EDI is currently waiving a portion of the 12b-1 fee with respect to the Alliance Small Cap Growth Portfolio. Fees and expenses are described more fully in the HR Trust prospectus.

EQ TRUST CHARGES TO PORTFOLIOS


Investment management fees charged daily against EQ Trust's assets, the 12b-1 fee, other direct operating expenses of EQ Trust (such as trustees' fees, expenses of independent auditors and legal counsel, administrative service fees, custodian fees, and liability insurance), and certain investment-related expenses of EQ Trust (such as brokerage commissions and other expenses related to the purchase and sale of securities), are reflected in each Portfolio's daily share price. The investment management fees paid annually by the Portfolios cannot be changed without a vote by shareholders. They are as follows:

--------------------------------------------------------------


                                            AVERAGE DAILY
                                             NET ASSETS
                                        ----------------------
BT Equity 500 Index                             0.25%
BT Small Company Index                          0.25%
BT International Equity Index                   0.35%
MFS Emerging Growth Companies                   0.55%
MFS Research                                    0.55%
Merrill Lynch Basic Value Equity                0.55%
Merrill Lynch World Strategy                    0.70%
Morgan Stanley Emerging Markets Equity          1.15%
EQ/Putnam Balanced                              0.55%
EQ/Putnam Growth and Income Value               0.55%
T. Rowe Price Equity Income                     0.55%
T. Rowe Price International Stock               0.75%
Warburg Pincus Small Company Value              0.65%
--------------------------------------------------------------

Investment management fees are established under EQ Trust's Investment Management Agreement between EQ Trust and its investment manager, EQ Financial. EQ Financial has entered into expense limitation agreements with EQ Trust, with respect to each Portfolio, pursuant to which EQ Financial has agreed to waive or limit its fees and to assume other expenses so that the total operating expenses of each Portfolio are limited to: 0.55% of the respective average daily net assets of the BT Equity 500 Index Portfolio; 0.60% for the BT Small Company Index Portfolio; 0.80% for the BT International Equity Index Portfolio; 0.85% for the MFS Research, MFS Emerging Growth Companies, Merrill Lynch Basic Value Equity, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income Portfolios; 0.90% for the EQ/Putnam Balanced Portfolio; 1.00% for Warburg Pincus Small Company Value Portfolio; 1.20% for the Merrill Lynch World Strategy and T. Rowe Price International Stock Portfolios; and 1.75% for the Morgan Stanley Emerging Markets Equity Portfolio. See the prospectus for EQ Trust for more information.


The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Certificates. Fees and expenses are described more fully in the EQ Trust prospectus.

GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge, or the mortality and expense risks charge, or change the minimum initial contribution requirements. We may also change the guaranteed minimum death benefit and the guaranteed minimum income benefit. We may offer Investment Funds investing in Class IA shares of HR Trust and EQ Trust, which are not subject to 12b-1 fees. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Certificates to its employees or retirees on an individual basis.


Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Certificates or that have been in existence less than six months will not qualify for reduced charges.

We may also establish different Guaranteed Rates for the Guarantee Periods under different classes of Certificates for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when a Certificate is approved for issue. We may change these rules from time to time. Any variation in the withdrawal charge will reflect differences in costs or services and will not be unfairly discriminatory.

Group and  sponsored  arrangements  may be  governed by the Code,  the  Employee
Retirement Income Security Act of 1974 (ERISA), or both. We make no representations as to the impact of those and other applicable laws on such programs. WE RECOMMEND THAT EMPLOYERS, TRUSTEES, AND OTHERS PURCHASING OR MAKING CERTIFICATES AVAILABLE FOR PURCHASE UNDER SUCH PROGRAMS SEEK THE ADVICE OF THEIR OWN LEGAL AND BENEFITS ADVISERS.

OTHER DISTRIBUTION ARRANGEMENTS

Charges may be reduced or eliminated when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and receive no commission or reduced commissions in connection with the sale of the Certificates. In no event will a reduction or elimination of charges be permitted where it would be unfairly discriminatory.

--------------------------------------------------------------------------------

                              PART 5: VOTING RIGHTS

--------------------------------------------------------------------------------
HR TRUST AND EQ TRUST VOTING RIGHTS

As explained previously, contributions allocated to the Investment Funds are invested in shares of the corresponding Portfolios of HR Trust and EQ Trust. Since we own the assets of the Separate Account, we are the legal owner of the shares and, as such, have the right to vote on certain matters. Among other things, we may vote:

o  to elect each trust's Board of Trustees,

o  to ratify the selection of independent auditors for each trust, and

o on any other matters described in each trust's current prospectus or requiring a vote by shareholders under the 1940 Act.

Because HR Trust is a Massachusetts business trust and EQ Trust is a Delaware business trust, annual meetings are not required. Whenever a shareholder vote is taken, we will give Certificate Owners the opportunity to instruct us how to vote the number of shares attributable to their Certificates. If we do not receive instructions in time from all Certificate Owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in an Investment Fund in the same proportions that Certificate Owners vote.

Each share of each trust is entitled to one vote. Fractional shares will be counted. Voting generally is on a Portfolio-by-Portfolio basis except that shares will be voted on an aggregate basis when universal matters, such as election of Trustees and ratification of independent auditors, are voted upon. However, if the Trustees determine that shareholders in a Portfolio are not affected by a particular matter, then such shareholders generally would not be entitled to vote on that matter.


VOTING RIGHTS OF OTHERS

Currently, we control each trust. EQ Trust shares currently are sold only to our separate accounts. HR Trust shares are held by other separate accounts of ours and by separate accounts of insurance companies affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the Accumulator Certificate Owners, we currently do not foresee any disadvantages arising out of this. HR Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that HR Trust's response to any of those events insufficiently protects our Certificate Owners, we will see to it that appropriate action is taken to protect our Certificate Owners.

SEPARATE ACCOUNT VOTING RIGHTS

If actions relating to the Separate Account require Certificate Owner approval, Certificate Owners will be entitled to one vote for each Accumulation Unit they have in the Investment Funds. Each Certificate Owner who has elected a variable annuity payout may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in an Investment Fund divided by the Accumulation Unit Value for that Investment Fund. We will cast votes attributable to any amounts we have in the Investment Funds in the same proportion as votes cast by Certificate Owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable Federal securities laws. To the extent that those laws or the regulations promulgated under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

--------------------------------------------------------------------------------

                     PART 6: TAX ASPECTS OF THE CERTIFICATES

--------------------------------------------------------------------------------
This prospectus generally covers our understanding of the current Federal income tax rules that apply to a non-qualified annuity purchased with only after-tax dollars. This part does not apply to Qualified Plan Certificates discussed in Appendix II.

This prospectus does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Accumulator Certificates.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

TAXATION OF NON-QUALIFIED ANNUITIES

Equitable Life has designed the Accumulator Certificate to qualify as an "annuity" for purposes of Federal income tax law. Gains in the Annuity Account Value of the Certificate generally will not be taxable to an individual until a distribution occurs, either by a withdrawal of part or all of its value or as a series of periodic payments. However, there are some exceptions to this rule:
(1) if a Certificate fails the investment diversification requirements; (2) if an individual transfers a Certificate as a gift to someone other than a spouse (or divorced spouse), any gain in its Annuity Account Value will be taxed at the time of transfer; (3) the assignment or pledge of any portion of the value of a Certificate will be treated as a distribution of that portion of the Certificate; and (4) when an insurance company (or its affiliate) issues more than one non-qualified deferred annuity certificate or contract during any calendar year to the same taxpayer, the certificates or contracts are required to be aggregated in computing the taxable amount of any distribution.

Corporations, partnerships, trusts and other non-natural persons generally cannot defer the taxation of current income credited to the Certificate unless an exception under the Code applies.

Withdrawals


Prior to the Annuity Commencement Date, any withdrawals which do not terminate your total interest in the Certificate are taxable to you as ordinary income to the extent there has been a gain in the Annuity Account Value and is subject to income tax withholding. See "Federal and State Income Tax Withholding" below. The balance of the distribution is treated as a return of the "investment" or "basis" in the Certificate and is not taxable. Generally, the investment or basis in the Certificate equals the contributions made, less any amounts previously withdrawn which were not taxable. Generally, the investment or basis in the Certificate equals the contributions made, less any amounts previously withdrawn which were not taxable. If your Accumulator Certificate was issued as a result of a tax-free exchange of another non-qualified life insurance or deferred annuity contract as described in "Methods of Payment: Section 1035 Exchanges" in Part 3, your investment in that original contract generally is treated as the basis in the Accumulator Certificate regardless of the value of that original contract at the time of the exchange. Special rules may apply if contributions made to another annuity certificate or contract prior to August 14, 1982 are transferred to a Certificate in a tax-free exchange. To take advantage of these rules, you must notify us prior to such an exchange.


If you surrender or cancel the Certificate, the distribution is taxable to the extent it exceeds the investment in the Certificate.

Annuity Payments

Once annuity payments begin, a portion of each payment is considered to be a tax-free recovery of investment based on the ratio of the investment to the expected return under the Certificate. The remainder of each payment will be taxable. In the case of a variable annuity, special rules apply if the payments received in a year are less than the amount permitted to be recovered tax free. In the case of a life annuity, after the total investment has been recovered, future payments are fully taxable. If payments cease as a result of death, a deduction for any unrecovered investment will be allowed.

Early Distribution Penalty Tax

In addition to income tax, a penalty tax of 10% applies to the taxable portion of a distribution unless the distribution is (1) made on or after the date the taxpayer attains age 59 1/2, (2) made on or after the taxpayer's death, (3) attributable to the disability of the taxpayer, (4) part of a series of substantially equal installments as an annuity for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a beneficiary, or (5) with respect to income allocable to amounts contributed to an annuity certificate or contract prior to August 14, 1982 which are transferred to the Certificate in a tax-free exchange.

Payments as a Result of Death

If, as a result of the Annuitant's death, the beneficiary is entitled to receive the death benefit described in Part 3, the beneficiary is generally subject to the same tax treatment as would apply to you, had you surrendered the Certificate (discussed above).

If the beneficiary elects to take the death benefit in the form of a life income or installment option, the election should be made within 60 days after the day on which a lump sum death benefit first becomes payable and before any benefit is actually paid. The tax computation will reflect your investment in the Certificate.

The Certificate provides a minimum guaranteed death benefit that in certain circumstances may be greater than either the contributions made or the Annuity Account Value. This provision provides investment protection against an untimely termination of a Certificate on the death of an Annuitant at a time when the Certificate's Annuity Account Value might otherwise have provided a lower benefit. Although we do not believe that the provision of this benefit should have any adverse tax effect, it is possible that the IRS could take a contrary position and could assert that some portion of the charges for the minimum guaranteed death benefit should be treated for Federal income tax purposes as a partial withdrawal from the Certificate. If this were so, such a deemed withdrawal could be taxable, and for Certificate Owners under age 59 1/2, also subject to tax penalty.

Special distribution requirements apply upon the death of the owner of a non-qualified annuity. That is, in the case of a contract where the owner and annuitant are different, even though the annuity contract could continue because the annuitant has not died, Federal tax law requires that the person who succeeds as owner of the contract take distribution of the contract within a specified period of time.

CHARITABLE REMAINDER TRUSTS

On April 17, 1997, the IRS issued proposed regulations concerning CRTs. The preamble to the proposed regulation indicates that the IRS is studying whether the use of deferred annuities or other assets offering similar tax benefits causes a CRT to fail to qualify as a CRT under the tax law. The IRS also issued a Revenue Procedure which indicates that effective such date it will no longer issue rulings that a trust qualifies as a CRT in situations where the timing of trust income can be controlled to take advantage of the difference between trust income and taxable income for the benefit of the unitrust recipient.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Equitable Life is required to withhold Federal income tax on the taxable portion of annuity payments, unless the recipient elects not to be subject to income tax withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments from the Certificates made to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.

A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than you, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

SPECIAL RULES FOR CERTIFICATES ISSUED IN PUERTO RICO

Under current law Equitable Life treats income from Accumulator Certificates as U.S.-source. A Puerto Rico resident is subject to U.S. taxation on such U.S.-source income. Only Puerto Rico-source income of Puerto Rico residents is excludable from U.S. taxation. Income from Accumulator Certificates is also subject to Puerto Rico tax. The computation of the taxable portion of amounts distributed from a Certificate may differ in the two jurisdictions. Therefore, an individual might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on an individual's personal situation and the timing of the different tax liabilities, an individual may not be able to take full advantage of this credit.

Please consult your tax adviser to determine the applicability of these rules to your own tax situation.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.


TRANSFERS AMONG INVESTMENT OPTIONS


Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

--------------------------------------------------------------------------------

                         PART 7: INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
The consolidated financial statements and consolidated financial statement schedules of Equitable Life at December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 included in Equitable Life's Annual Report on Form 10-K, incorporated by reference in the prospectus, have been examined by Price Waterhouse LLP, independent accountants, whose reports thereon are incorporated herein by reference. Such consolidated financial statements and consolidated financial statement schedules have been incorporated herein by reference in reliance upon the reports of Price Waterhouse LLP given upon their authority as experts in accounting and auditing.

--------------------------------------------------------------------------------

                         PART 8: INVESTMENT PERFORMANCE

--------------------------------------------------------------------------------


This Part presents performance data for each of the Investment Funds included in the tables below. The performance data are calculated by two methods. The first method presented in the tables under "Adjusted Historical Performance Data," reflects all applicable fees and charges, including the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge, but not the charge for tax such as premium taxes.


The second method, presented in the tables under "Rate of Return Data for Investment Funds," also reflects all applicable fees and charges, but does not reflect the withdrawal charge, the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge, or the charge for tax such as premium taxes. These additional charges would effectively reduce the rates of return credited to a particular Certificate.


The Certificates were not offered prior to May 1, 1997. Accordingly, the performance data for the Investment Funds have been adjusted for expenses, as described herein, that would have been incurred had these Certificates been available prior to such date.


HR Trust Portfolios


The performance data shown for the Investment Funds investing in Class IB shares of HR Trust Portfolios (other than the Alliance Small Cap Growth Portfolio which commenced operations on May 1, 1997) are based on the actual investment results of the Portfolios and have been adjusted for the fees and charges applicable under the Certificates. However, the investment results for the Alliance Growth & Income, Alliance International, Alliance Conservative Investors and Alliance Intermediate Government Securities Portfolios (under which Class IB shares were only recently available) and for the other Portfolios prior to October 1996, when Class IB shares were not available under such Portfolios, do not reflect 12b-1 fees, which would effectively reduce such investment performance.


The performance data for the Alliance Money Market and Alliance Common Stock Investment Funds that invest in corresponding HR Trust Portfolios, for periods prior to March 22, 1985, reflect the investment results of two open-end management separate accounts (the "predecessor separate accounts") which were reorganized in unit investment trust form. The "Since Inception" figures for these Investment Funds are based on the date of inception of the predecessor separate accounts. These performance data have been adjusted to reflect the maximum investment advisory fee payable for the corresponding Portfolio of HR Trust, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Trust Portfolios


The Investment Funds of the Separate Account that invest in Class IB shares of Portfolios of EQ Trust have only recently been established. EQ Trust commenced operations on May 1, 1997. In this connection, see the discussion immediately following the tables below.


See "Part 2: The Guaranteed Period Account" for information on the Guaranteed Period Account.


ADJUSTED HISTORICAL PERFORMANCE DATA

The performance data in the following tables illustrate the average annual total return of the Investment Funds over the periods shown, assuming a single initial contribution of $1,000 and the surrender of the Certificate at the end of each period. These tables (which reflect the first calculation method described above) are prepared for use when we advertise the performance of the Separate Account. An Investment Fund's average annual total return is the annual rate of growth of the Investment Fund that would be necessary to achieve the ending value of a contribution kept in the Investment Fund for the period specified.


Each calculation assumes that the $1,000 contribution was allocated to only one Investment Fund, no transfers or subsequent contributions were made and no amounts were allocated to any other Investment Option under the Certificate.

In order to calculate annualized rates of return, we divide the Cash Value of a Certificate which is surrendered on December 31, 1996 by the $1,000 contribution made at the beginning of each period illustrated. The result of that calculation is the total growth rate for the period. Then we annualize that growth rate to obtain the average annual percentage increase (decrease) during the period shown. When we "annualize," we assume that a single rate of return applied each year during the period will produce the ending value, taking into account the effect of compounding.

                      ADJUSTED HISTORICAL PERFORMANCE DATA
         AVERAGE ANNUAL TOTAL RETURN UNDER A CERTIFICATE SURRENDERED ON
                               DECEMBER 31, 1996*

------------------------------------------------------------------------------------------------------------------------------
                                                                       LENGTH OF INVESTMENT PERIOD
                                           ------------------------------------------------------------------------------------

INVESTMENT                                       ONE              THREE              FIVE            TEN            SINCE
FUND                                             YEAR             YEARS             YEARS           YEARS        INCEPTION**
------------------------------------------ ----------------- ----------------- ----------------- ------------- ----------------
HR TRUST
Alliance Conservative Investors                 (3.01)%            3.61%             5.20%               --          6.60%
Alliance Growth Investors                        4.24              8.24              8.65                --         12.44
Alliance Growth & Income                        11.70             11.01                --                --          8.04
Alliance Common Stock                           15.76             14.24             13.64             14.14%        13.57
Alliance Global                                  6.20              9.72             11.42                --          9.26
Alliance International                           1.54                --                --                --         13.25
Alliance Aggressive Stock                       13.71             12.66              9.70             16.91         18.36
Alliance Money Market                           (2.95)             1.89              2.15              4.23          5.43
Alliance Intermediate Government
   Securities                                   (4.43)             0.85              3.47                --          4.85
Alliance High Yield                             14.39              9.69             12.59                --          9.69

-------------------
See footnotes below.
--------------------------------------------------------------------------------

The table below illustrates the growth of an assumed investment of $1,000, with fees and charges deducted on the standardized basis described above for the first method of calculation.


                      ADJUSTED HISTORICAL PERFORMANCE DATA
     GROWTH OF $1,000 UNDER A CERTIFICATE SURRENDERED ON DECEMBER 31, 1996*


-------------------------------------------------------------------------------------------------------------------------------
                                                                       LENGTH OF INVESTMENT PERIOD
                                           ------------------------------------------------------------------------------------

INVESTMENT                                       ONE              THREE              FIVE            TEN            SINCE
FUND                                             YEAR             YEARS             YEARS           YEARS        INCEPTION**
------------------------------------------ ----------------- ----------------- ----------------- ------------- ----------------
HR TRUST
Alliance Conservative Investors                $  970            $1,112            $1,288                --       $ 1,668
Alliance Growth Investors                       1,042             1,268             1,514                --         2,555
Alliance Growth & Income                        1,117             1,368                --                --         1,362
Alliance Common Stock                           1,158             1,491             1,895            $3,752        14,485
Alliance Global                                 1,062             1,321             1,717                --         2,424
Alliance International                          1,015                --                --                --         1,132
Alliance Aggressive Stock                       1,137             1,430             1,589             4,770         6,388
Alliance Money Market                             971             1,058             1,112             1,514         2,332
Alliance Intermediate Government
   Securities                                     956             1,026             1,186                --         1,328
Alliance High Yield                             1,144             1,320             1,809                --         2,522

-------------------
 * The tables reflect the withdrawal charge and charges under a Certificate with the 0.45% Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge.

** The "Since  Inception"  dates for the  Portfolios of HR Trust are as follows:
   Alliance Conservative Investors (October 2, 1989); Alliance Growth Investors (October 2, 1989); Alliance Growth & Income (October 1, 1993); Alliance Common Stock (January 13, 1976); Alliance Global (August 27, 1987); Alliance International (April 3, 1995); Alliance Aggressive Stock (January 27, 1986); Alliance Money Market (July 13, 1981); Alliance Intermediate Government Securities (April 1, 1991); and Alliance High Yield (January 2, 1987).
   -----------------------------------------------------------------------------

Additional investment performance information appears in the attached HR Trust and EQ Trust prospectuses.


The Alliance Small Cap Growth Portfolio of HR Trust commenced operations on May 1, 1997. Historical performance of a composite of six other advisory accounts managed by Alliance is described in the attached HR Trust prospectus. According to that prospectus, these accounts have substantially the same investment objectives and policies, and are managed in accordance with essentially the same investment strategies and techniques, as those of the Alliance Small Cap Growth Portfolio. It should be noted that these accounts are not subject to certain of the requirements and restrictions to which the Alliance Small Cap Growth
Portfolio is subject and that they are managed for tax-exempt clients of Alliance. The investment performance information included in the HR Trust prospectus for all Portfolios other than the Alliance Small Cap Growth Portfolio is based on actual historical performance.

The investment performance data for HR Trust's Alliance Small Cap Growth Portfolio and for each of the Portfolios of EQ Trust, contained in the HR Trust and the EQ Trust prospectuses, are provided by those prospectuses to illustrate the past performance of each respective Portfolio adviser in managing substantially similar investment vehicles as measured against specified market indices and do not represent the past or future performance of any Portfolio. None of the performance data contained in the HR Trust and EQ Trust prospectuses reflects fees and charges imposed under your Certificate, which fees and charges would reduce such performance figures. Therefore, the performance data for each of the Portfolios described in the EQ Trust prospectus and for the Alliance Small Cap Growth Portfolio in the HR Trust prospectus may be of limited use and are not intended to be a substitute for actual performance of the corresponding Portfolios, nor are such results an estimate or guarantee of future performance for these Portfolios.

RATE OF RETURN DATA FOR INVESTMENT FUNDS

The following tables (which reflect the second calculation method described above) provide you with information on rates of return on an annualized, cumulative and year-by-year basis.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

BENCHMARKS

Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Nor do they reflect other charges such as the mortality and expense risks charge and the administration charge, or any withdrawal charge under the Certificates. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income.

PORTFOLIO INCEPTION DATES AND COMPARATIVE BENCHMARKS:

ALLIANCE CONSERVATIVE INVESTORS: October 2, 1989; 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500 Index.

ALLIANCE GROWTH INVESTORS: October 2, 1989; 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500 Index.

ALLIANCE GROWTH & INCOME: October 1, 1993; 75% Standard & Poor's 500 Index and 25% Value Line Convertible Index.

ALLIANCE COMMON STOCK: January 13, 1976; Standard & Poor's 500 Index.

ALLIANCE GLOBAL: August 27, 1987; Morgan Stanley Capital International World Index.

ALLIANCE INTERNATIONAL: April 3, 1995; Morgan Stanley Capital International Europe, Australia, Far East Index.

ALLIANCE AGGRESSIVE STOCK: January 27, 1986; 50% Standard & Poor's Mid-Cap Total Return Index and 50% Russell 2000 Small Stock Index.

ALLIANCE MONEY MARKET: July 13, 1981; Salomon Brothers Three-Month T-Bill Index.

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: April 1, 1991; Lehman Intermediate Government Bond Index.

ALLIANCE HIGH YIELD: January 2, 1987; Merrill Lynch Master High Yield.

The Lipper Variable Insurance Products Performance Analysis Survey (Lipper) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Accumulator performance relative to other variable annuity products.

                               ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1996:*
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS    15 YEARS     20 YEARS     INCEPTION
                                      -----------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE  INVESTORS           3.99%       5.47%       6.08%         --          --           --        7.77%
   Lipper Income                           8.95        8.91        9.55          --          --           --        9.55
   Benchmark                               8.78       10.14        9.64          --          --           --       10.42

ALLIANCE GROWTH INVESTORS                 11.24        9.98        9.47          --          --           --       14.22
   Lipper Flexible Portfolio              12.51        9.26        9.30          --          --           --        9.99
   Benchmark                              16.94       15.84       13.02          --          --           --       12.73

ALLIANCE GROWTH & INCOME                  18.70       12.69          --          --          --           --       11.47
   Lipper Growth & Income                 19.96       15.39          --          --          --           --       14.78
   Benchmark                              21.28       17.93          --          --          --           --       17.24

ALLIANCE COMMON STOCK                     22.76       15.85       14.38       14.48%      15.16%       14.16%      13.90
   Lipper Growth                          18.78       14.80       12.39       13.08       14.04        13.60       13.42
   Benchmark                              22.96       19.66       15.20       15.28       16.79        14.55       14.63

ALLIANCE GLOBAL                           13.20       11.42       12.18          --          --           --       10.42
   Lipper Global                          17.89        8.49       10.29          --          --           --        3.65
   Benchmark                              13.48       12.91       10.82          --          --           --        7.44

ALLIANCE INTERNATIONAL                     8.54          --          --          --          --           --       10.90
   Lipper International                   13.36          --          --          --          --           --       14.33
   Benchmark                               6.05          --          --          --          --           --        8.74

ALLIANCE AGGRESSIVE STOCK                 20.71       14.31       10.53       17.23          --           --       18.79
   Lipper Small Company Growth            16.55       12.70       17.53       16.29          --           --       16.47
   Benchmark                              17.85       14.14       14.80       14.29          --           --       13.98

ALLIANCE MONEY MARKET                      4.05        3.80        3.11        4.68        5.87           --        6.07
   Lipper Money Market                     3.82        3.60        2.93        4.52        5.72           --        5.89
   Benchmark                               5.25        5.07        4.37        5.67        6.72           --        6.97

ALLIANCE INTERMEDIATE  GOVERNMENT
   SECURITIES                              2.57        2.80        4.38          --          --           --        5.75
   Lipper Gen. U.S. Government             1.57        3.99        5.21          --          --           --        6.76
   Benchmark                               4.06        5.37        6.23          --          --           --        7.43

ALLIANCE HIGH YIELD                       21.39       11.41       13.32          --          --           --       10.13
   Lipper High Yield                      12.46        7.93       11.47          --          --           --        9.13
   Benchmark                              11.06        9.59       12.76          --          --           --       11.24
-------------------------------------------------------------------------------------------------------------------------------

                                       38

                               CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1996:*
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    SINCE
                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS    15 YEARS     20 YEARS     INCEPTION
                                      -----------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS            3.99%      17.34%      34.32%         --          --             --        72.02%
   Lipper Income                           8.95       29.47       58.37          --          --             --        94.21
   Benchmark                               8.78       33.60       58.40          --          --             --       105.23

ALLIANCE GROWTH INVESTORS                 11.24       33.03       57.18          --          --             --       162.01
   Lipper Flexible Portfolio              12.51       30.84       56.65          --          --             --       100.79
   Benchmark                              16.94       55.46       84.42          --          --             --       138.49

ALLIANCE GROWTH & INCOME                  18.70       43.09          --          --          --             --        42.30
   Lipper Growth & Income                 19.96       53.82          --          --          --             --        56.73
   Benchmark                              21.28       63.99          --          --          --             --        67.75

ALLIANCE COMMON STOCK                     22.76       55.49       95.76      286.77%     731.08%      1,313.81%    1,429.67
   Lipper Growth                          18.78       51.65       80.51      243.70      627.03       1,185.21     1,298.19
   Benchmark                              22.96       71.34      102.85      314.34      925.25       1,416.26     1,655.74

ALLIANCE GLOBAL                           13.20       38.31       77.66          --          --             --       152.53
   Lipper Global                          17.89       28.45       63.87          --          --             --        39.73
   Benchmark                              13.48       43.95       67.12          --          --             --        95.62

ALLIANCE INTERNATIONAL                     8.54          --          --          --          --             --        19.76
   Lipper International                   13.36          --          --          --          --             --        26.53
   Benchmark                               6.05          --          --          --          --             --        15.78

ALLIANCE AGGRESSIVE STOCK                 20.71       49.35       64.99      390.16          --             --       556.01
   Lipper Small Company Growth            16.55       43.42      142.70      352.31          --             --       428.32
   Benchmark                              17.85       48.69       99.38      280.32          --             --       318.19

ALLIANCE MONEY MARKET                      4.05       11.83       16.52       57.94      135.33             --       148.77
   Lipper Money Market                     3.82       11.18       15.58       55.73      130.46             --       141.99
   Benchmark                               5.25       15.99       23.86       73.61      165.31             --       184.26

ALLIANCE INTERMEDIATE  GOVERNMENT
   SECURITIES                              2.57        8.63       23.89          --          --             --        37.89
   Lipper Gen. U.S. Government             1.57       12.45       28.92          --          --             --        45.71
   Benchmark                               4.06       16.98       35.30          --          --             --        51.07

ALLIANCE HIGH YIELD                       21.39       38.28       86.89          --          --             --       162.22
   Lipper High Yield                      12.46       25.77       72.39          --          --             --       142.30
   Benchmark                              11.06       31.63       82.29          --          --             --       190.43
-------------------------------------------------------------------------------------------------------------------------------

                          YEAR-BY-YEAR RATES OF RETURN*

----------------------------------------------------------------------------------------------------------------------------------
                    1984     1985    1986     1987    1988     1989    1990     1991    1992     1993     1994    1995     1996
                  ----------------------------------------------------------------------------------------------------------------
ALLIANCE
   CONSERVATIVE
   INVESTORS          --       --      --       --      --     2.79%   5.14%   18.51%   4.50%    9.54%   (5.20)% 19.02%    3.99%
ALLIANCE GROWTH
   INVESTORS          --       --      --       --      --     3.53    9.39    47.19    3.69    13.95    (4.27)  24.92    11.24
ALLIANCE GROWTH &
   INCOME             --       --      --       --      --       --      --       --      --    (0.55)   (1.72)  22.65    18.70
ALLIANCE COMMON
   STOCK**         (3.09)%  31.90%  16.02%    6.21%  21.03%   24.16   (9.17)   36.30    2.03    23.29    (3.26)  30.93    22.76
ALLIANCE GLOBAL       --       --      --   (13.62)   9.61    25.29   (7.15)   29.06   (1.65)   30.60     4.02   17.45    13.20
ALLIANCE
   INTERNATIONAL      --       --      --       --      --       --      --       --      --       --       --   10.34     8.54
ALLIANCE
   AGGRESSIVE
   STOCK              --       --   33.83     6.06   (0.03)   41.86    6.92    84.73   (4.28)   15.41    (4.92)  30.13    20.71
ALLIANCE MONEY
   MARKET**         9.59     7.22    5.39     5.41    6.09     7.93    6.99     4.97    2.37     1.78     2.82    4.53     4.05
ALLIANCE
   INTERMEDIATE
   GOVERNMENT
   SECURITIES         --       --      --       --      --       --      --    11.30    4.38     9.27    (5.47)  12.03     2.57
ALLIANCE HIGH
   YIELD              --       --      --     3.49    8.48     3.93   (2.26)   23.03   11.02    21.74    (3.90)  18.54    21.39

-------------------
 * Returns do not reflect the withdrawal charge the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge and any charge for tax such as premium taxes.

** Prior to 1984 the  Year-by-Year  Rates of  Return
   were:                                               1976     1977      1978      1979     1980      1981     1982      1983
                                                      ------------------------------------------------------------------------
   ALLIANCE COMMON STOCK                              8.20%    (10.28)%  6.99%    28.35%    48.39%   (6.94)%   16.22%   24.67%
   ALLIANCE MONEY MARKET                                --         --      --        --        --     5.71     11.72     7.70
----------------------------------------------------------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA
--------------------------------------------------------------------------------

In reports or other communications or in advertising material, we may describe general economic and market conditions affecting the Separate Account and, each respective trust and may present the performance of the Investment Funds or compare it with (1) that of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) other appropriate indices of investment securities and averages for peer universes of funds which are shown under "Benchmarks" and "Portfolio Inception Dates and Comparative Benchmarks" in this Part 8 or (3) data developed by us derived from such indices or averages. The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account charges. VARDS is a monthly reporting service that monitors approximately 760 variable life and variable annuity funds on performance and account information. Advertisements or other communications furnished to present or prospective Certificate Owners may also include evaluations of an Investment Fund or Portfolio by financial publications that are nationally recognized such as Barron's, Morningstar's Variable Annuity Sourcebook, Business Week, Chicago Tribune, Forbes, Fortune, Institutional Investor, Investment Adviser, Investment Dealer's Digest, Investment Management Weekly, Los Angeles Times, Money, Money Management Letter, Kiplinger's Personal Finance, Financial Planning, National Underwriter, Pension & Investments, USA Today, Investor's Daily, The New York Times, and The Wall Street Journal.

ALLIANCE MONEY MARKET FUND AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND YIELD INFORMATION

The current yield and effective yield of the Alliance Money Market Fund and Alliance Intermediate Government Securities Fund may appear in reports and promotional material to current or prospective Certificate Owners.

Alliance Money Market Fund

Current yield for the Alliance Money Market Fund will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly. Alliance Money Market Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge and any charge for tax such as premium tax. The yields and effective yields for the Alliance Money Market Fund when used for the Special Dollar Cost Averaging program assume no Certificate charges are deducted. See "Part 4: Alliance Money Market Fund and Alliance Intermediate Government Securities Fund Yield Information" in the SAI.

Alliance Intermediate Government Securities Fund

Current yield for the Alliance Intermediate Government Securities Fund will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months). "Effective yield" is calculated in a manner similar to that used to calculate current yield, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded monthly.

Alliance Intermediate Government Securities Fund yields and effective yields assume the deduction of all Certificate charges and expenses other than the withdrawal charge, Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge and any charge for tax such as premium tax. See "Part 4: Alliance Money Market Fund and Alliance Intermediate Government Securities Fund Yield Information" in the SAI.

                   APPENDIX I: MARKET VALUE ADJUSTMENT EXAMPLE
--------------------------------------------------------------------------------

The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 1999 to a Guarantee Period with an Expiration Date of February 15, 2008 at a Guaranteed Rate of 7.00% resulting in a Maturity Value at the Expiration Date of $183,846, and further assuming that a withdrawal of $50,000 was made on February 15, 2003.



-------------------------------------------------------------------------------------------------------------------------------
                                                                                             ASSUMED
                                                                               GUARANTEED RATE ON FEBRUARY 15, 2003
                                                                                5.00%                        9.00%
                                                                    -----------------------------------------------------------
As of February 15, 2003 (Before Withdrawal)
-------------------------------------------
(1)  Present Value of Maturity Value,
     also Annuity Account Value..................................           $144,048                     $119,487
(2)  Guaranteed Period Amount....................................            131,080                      131,080
(3)  Market Value Adjustment: (1)-(2)............................             12,968                      (11,593)

On February 15, 2003 (After Withdrawal)
---------------------------------------
(4)  Portion of (3) Associated
     with Withdrawal: (3) x [$50,000/(1)]........................           $  4,501                     $ (4,851)
(5)  Reduction in Guaranteed
     Period Amount: [$50,000-(4)]................................             45,499                       54,851
(6)  Guaranteed Period Amount: (2)-(5)...........................             85,581                       76,229
(7)  Maturity Value..............................................            120,032                      106,915
(8)  Present Value of (7), also
     Annuity Account Value.......................................             94,048                       69,487
-------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------
You should note that under this example if a withdrawal is made when rates have increased (from 7.00% to 9.00% in the example), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased (from 7.00% to 5.00% in the example), a portion of a positive market value adjustment is realized.

                    APPENDIX II: QUALIFIED PLAN CERTIFICATES
--------------------------------------------------------------------------------


AVAILABILITY OF THE CERTIFICATES


When issued in connection with a qualified plan, the Certificates are available for Annuitant issue ages 20 through 70.


CONTRIBUTIONS UNDER THE CERTIFICATES


When issued with the appropriate endorsement, Accumulator Certificates may be used as an investment vehicle for a defined contribution plan maintained by an employer and which is a tax-qualified plan within the meaning of Section 401(a) for the Code.

When issued in connection with such a qualified plan, we will only accept employer contributions from a trust under a plan qualified under Section 401(a) of the Code. If the plan contains a cash or deferred arrangement within the meaning of Section 401(k) of the Code, contributions may include employee pre-tax and employer matching or other employer contributions, but not employee after-tax contributions to the plan.


The minimum initial contribution is $5,000. Subsequent Contributions of at least $1,000 may be made at any time until the Annuitant attains age 71.

METHODS OF PAYMENT

Automatic Investment Program

AIP, discussed in Part 3 of the prospectus, is not available for subsequent contributions under Certificates issued to qualified plans.


CERTIFICATE OWNER, ANNUITANT AND BENEFICIARY

The Certificate Owner must be the trustee of a trust for a qualified plan maintained by the employer. The Annuitant must be the participant/employee and the beneficiary under the Certificate must be the Certificate Owner.

PURCHASE CONSIDERATIONS

Any trustee considering a purchase of the Accumulator should discuss with its tax adviser whether this is an appropriate investment vehicle for the employer's plan. The form of Certificate and this prospectus should be reviewed in full, and the following factors, among others, should be noted. This Certificate accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans, no employee after-tax contributions are accepted. Further, Equitable will not perform or provide any plan recordkeeping services with respect to this Certificate. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the Certificates, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Finally, because the method of purchasing the Certificates and the features of the Certificates may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the Certificates are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the Certificates would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


BASEBUILDER BENEFITS

If the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit described in Part 3 of the prospectus is elected, the Guaranteed Minimum Income Benefit may be exercised only after the trustee of the qualified plan changes ownership of the Certificate to the Annuitant and the Annuitant, as the new Owner, converts such Certificate to an Individual Retirement Annuity (IRA) certificate according to our rules at the time of the change. The change of ownership and conversion to an IRA certificate may only occur when the Annuitant will no longer be a participant in the qualified plan.

ANNUITY BENEFITS AND PAYOUT ANNUITY OPTIONS

The only annuity benefits available under a Certificate issued in connection with a qualified plan are a Life Annuity 10 Year Period Certain, or a Joint and Survivor Life Annuity 10 Year Period Certain. Income Manager payout annuity options are available only after the Certificate is converted to an IRA Certificate. See "Annuity Benefits and Payout Annuity Options" in Part 3 of the prospectus.

         APPENDIX III: DEATH BENEFIT FOR CERTIFICATES ISSUED IN NEW YORK
--------------------------------------------------------------------------------
The death benefit applicable to Certificates issued in New York is equal to the Annuity Account Value or, if greater, the Guaranteed Minimum Death Benefit.

GUARANTEED MINIMUM DEATH BENEFIT

Applicable for Annuitant issue ages 20 through 79

On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the Guaranteed Minimum Death Benefit is reset through the Annuitant's age 80, to the Annuity Account Value on a Contract Date anniversary if higher than the then current Guaranteed Minimum Death Benefit, and is adjusted for any subsequent contributions and withdrawals. In no event will the Guaranteed Minimum Death Benefit at the Annuitant's death be less than the Annuity Account Value in the Investment Funds, plus the sum of the Guaranteed Period Amounts in each Guarantee Period. See "Guarantee Periods" in
Part 2.

Applicable for Annuitant issue ages 80 through 83

On the Contract Date, the Guaranteed Minimum Death Benefit is equal to the initial contribution. Thereafter, the initial contribution is adjusted for any subsequent contributions, and any withdrawals. In no event will the Guaranteed Minimum Death Benefit at the Annuitant's death be less than the Annuity Account Value in the Investment Funds, plus the sum of the Guaranteed Period Amounts in each Guarantee Period. See "Guarantee Periods" in Part 2.

Withdrawals will cause a reduction in your current Guaranteed Minimum Death Benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the Annuity Account Value as of the Transaction Date that is being withdrawn and we reduce your current Guaranteed Minimum Death Benefit by that same percentage. For an example of the calculation, see "How Withdrawals and Transfers Affect Your Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit" in Part 3.

              APPENDIX IV: GUARANTEED MINIMUM DEATH BENEFIT EXAMPLE
--------------------------------------------------------------------------------
Under the Certificates the death benefit for Certificates issued in all states except New York is equal to the sum of:


     (1) the Annuity Account Value in the Investment  Funds or, if greater,  the
         Guaranteed  Minimum  Death  Benefit  (see  "Guaranteed   Minimum  Death
         Benefit" in Part 3); and


     (2) the death benefit provided with respect to the Guaranteed Period Account (see "Death Benefit" in Part 3).

See Appendix III for the description of the death benefit applicable to Certificates issued in New York.

The following is an example illustrating the calculation of the Guaranteed Minimum Death Benefit. Assuming $100,000 is allocated to the Investment Funds (with no allocation to the Alliance Money Market and Alliance Intermediate Government Securities Funds), no subsequent contributions, no transfers and no withdrawals, the Guaranteed Minimum Death Benefit for an Annuitant age 45 would be calculated as follows:

         ----------------------------------------------------------------------------------------------------------------------

                END OF                                                  NON-NEW YORK                      NEW YORK
               CONTRACT                   ANNUITY                    GUARANTEED MINIMUM              GUARANTEED MINIMUM
                 YEAR                  ACCOUNT VALUE                  DEATH BENEFIT(1)                 DEATH BENEFIT
         ----------------------------------------------------------------------------------------------------------------------

                   1                       $105,000                        $106,000                        $105,000(2)
                   2                       $115,500                        $112,360                        $115,500(2)
                   3                       $132,825                        $119,102                        $132,825(2)
                   4                       $106,260                        $126,248                        $132,825(3)
                   5                       $116,886                        $133,823                        $132,825(3)
                   6                       $140,263                        $141,852                        $140,263(2)
                   7                       $140,263                        $150,363                        $140,263(3)
         ----------------------------------------------------------------------------------------------------------------------


The Annuity Account Values for Contract Years 1 through 7 are determined based on hypothetical rates of return of 5.00%, 10.00%, 15.00%, (20.00)%, 10.00%,
20.00% and 0.00%, respectively.


6% TO AGE 80 BENEFIT

(1) For Contract Years 1 through 7, the Guaranteed Minimum Death Benefit equals the initial contribution increased by 6%.

NEW YORK

(2) At the end of Contract Years 1, 2, and 3 and again at the end of Contract Year 6, the Guaranteed Minimum Death Benefit is equal to the current Annuity Account Value.

(3) At the end of Contract Years 4, 5 and 7, the Guaranteed Minimum Death Benefit is equal to the Guaranteed Minimum Death Benefit at the end of the prior year since it is equal to or higher than the current Annuity Account Value.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
                                                                          PAGE
--------------------------------------------------------------------------------

Part 1:           Accumulation Unit Values                                  2
--------------------------------------------------------------------------------
Part 2:           Annuity Unit Values                                       2
--------------------------------------------------------------------------------
Part 3:           Custodian and Independent Accountants                     3
--------------------------------------------------------------------------------
Part 4:           Alliance Money Market Fund and Alliance Intermediate
                  Government Securities Fund Yield Information              3
--------------------------------------------------------------------------------
Part 5:           Long-Term Market Trends                                   4
--------------------------------------------------------------------------------
Part 6:           Key Factors in Retirement Planning                        6
--------------------------------------------------------------------------------
Part 7:           Financial Statements                                      9
--------------------------------------------------------------------------------








                  HOW TO OBTAIN AN INCOME MANAGER ACCUMULATOR STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 45






                  Send this request form to:


                      Equitable Life
                      Income Management Group
                      P.O. Box 1547
                      Secaucus, NJ 07096-1547






                  Please send me an Income Manager Accumulator SAI dated December 31, 1997:



                  --------------------------------------------------------------
                  Name

                  --------------------------------------------------------------
                  Address

                  --------------------------------------------------------------
                  City                               State                Zip

                  --------------------------------------------------------------




(IMASAI)

                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
        INCOME MANAGER(R) ROLLOVER IRA AND CHOICE INCOME PLAN PROSPECTUS
       DATED OCTOBER 17, 1996, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1997

This supplement dated December 31, 1997, updates certain information in the Rollover IRA prospectus dated October 17, 1996, as previously supplemented on May 1, 1997, of The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). You should read this supplement in conjunction with the prospectus and May 1, 1997 supplement. You should keep the supplements and the prospectus for future reference. We have filed with the Securities and Exchange Commission (SEC) a supplement dated December 31, 1997 to our statement of additional information (SAI) dated May 1, 1997. If you do not presently have a copy of the prospectus and May 1, 1997 supplement, you may obtain additional copies, as well as copies of the SAI and SAI supplement, from us, free of charge, if you write to Equitable Life, Income Management Group, P.O. Box 1547, Secaucus, NJ 07096-1547, call (800) 789-7771 or if you only need a copy of the SAI or SAI supplement, you may mail in the SAI request form located at the end of this supplement. The SAI and SAI supplement have been incorporated by reference into this supplement.

In this supplement, each section of the prospectus and/or May 1, 1997 supplement in which a change has been made is identified and the number of each page on which a change occurs is also noted. Special terms used in the prospectus have the same meaning in the supplements unless otherwise noted.

ON THE FIRST PAGE OF THE MAY 1, 1997 SUPPLEMENT WHERE PROSPECTUS COVER PAGE REVISIONS ARE NOTED:

THE SECOND SENTENCE IN THE FIRST PARAGRAPH IS REPLACED BY THE FOLLOWING
SENTENCE:

These Investment Options include 24 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

THE INVESTMENT FUNDS CHART IS REPLACED BY THE FOLLOWING CHART:

--------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth
 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index
 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------

FOLLOWING THE INVESTMENT FUNDS CHART, THE SENTENCE ADDED TO THE END OF THE FIFTH PARAGRAPH IS REPLACED BY THE FOLLOWING SENTENCE:

The Guarantee Periods currently available have Expiration Dates of February 15 in years 1999 through 2008 under the Rollover IRA and 1999 through 2012 under the Choice Income Plan. The Guarantee Period maturing on February 15, 2013 will become available under the IRA Assured Payment Option and IRA APO Plus on January 2, 1998.

THROUGHOUT THE PROSPECTUS AND SUPPLEMENTS ANY REFERENCE TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS REFER TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS SET FORTH ABOVE.

--------------------------------------------------------------------------------
 Copyright 1997 The Equitable Life Assurance Society of the United States, New
   York, New York 10104. All rights reserved. Income Manager is a registered service mark of The Equitable Life Assurance Society of the United States.

IM-98-4 IRA

ON PAGES 4 AND 5 OF THE PROSPECTUS UNDER "GENERAL TERMS"

REPLACE THE DEFINITION FOR "IRA" WITH THE FOLLOWING DEFINITION:

IRA - An individual retirement annuity, as defined in Section 408(b) of the Code. There are two types of IRAs, a traditional IRA, and a Roth IRA which must also meet the requirements of Section 408A of the Code.

INSERT THE FOLLOWING DEFINITIONS AT THE END OF THE SECTION:

ROTH IRA - An IRA which must be funded on an after-tax basis, the distributions from which may be tax free under specified circumstances.

TRADITIONAL IRA - An IRA which is generally purchased with pre-tax contributions, the distributions from which are treated as taxable.

PAGES  3 AND 4 OF THE MAY 1,  1997  SUPPLEMENT  ARE  REPLACED  BY THE  FOLLOWING
INFORMATION:

                                    FEE TABLE

The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 7: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 4, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. However, if there is insufficient value in the Investment Funds, all or portion of the distribution fee and the annual contract fee, if any, will be deducted from your Annuity Account Value in the Guaranteed Period Account rather than from the Investment Funds. See "Part 7: Deduction and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 4: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------

DISTRIBUTION FEE (SALES LOAD) AS A PERCENTAGE OF EACH CONTRIBUTION RECEIVED DURING THE FIRST
  CONTRACT YEAR (deducted annually on each of the first seven Processing Dates)(1) .......................0.20%

                                                                                           CONTRACT
                                                                                             YEAR
                                                                                             ----
WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (percentage deducted upon                   1..........7.00%
  surrender or for certain withdrawals.  The applicable withdrawal charge percentage           2..........6.00
  determined by the Contract Year in which the withdrawal is made or the Certificate           3..........5.00
  is surrendered beginning with "Contract Year 1" with respect to each contribution            4..........4.00
  is withdrawn or surrendered.  For each contribution, the Contract Year in which              5..........3.00
  we receive that contribution is "Contract Year 1")(2)                                        6..........2.00
                                                                                               7..........1.00
                                                                                               8+.........0.00

                                                                                           COMBINED       GMDB
                                                                                           GMDB/GMIB      ONLY
                                                                                            BENEFIT      BENEFIT
                                                                                           (PLAN A)     (PLAN B)
                                                                                           --------     --------
GMDB/GMIB CHARGES (percentage deducted annually on each Processing
  Date as a percentage of the guaranteed minimum death benefit then in effect)(3).............0.45%       0.20%
ANNUAL CONTRACT FEE (DEDUCTED FROM ANNUITY ACCOUNT VALUE ON EACH PROCESSING DATE)(4)
------------------------------------------------------------------------------------
  If the initial contribution is less than $25,000......................................................$30
  If the initial contribution is $25,000 or more.........................................................$0
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
------------------------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK CHARGE.......................................................................0.90%
  TOTAL ASSET BASED ADMINISTRATIVE CHARGE.................................................................0.25%
                                                                                                         -----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...............................................................1.15%
                                                                                                         =====

----------
Notes:

(1) The amount deducted is based on contributions that have not been withdrawn. The distribution fee will not apply while the IRA Assured Payment Option or IRA APO Plus is in effect. See "Part 7: Deductions and Charges," "Distribution Fee."

(2) Deducted upon a withdrawal with respect to amounts in excess of the 15% (10% under the IRA Assured Payment Option and IRA APO Plus) free corridor amount, and upon a surrender. See "Part 7: Deductions and Charges," "Withdrawal Charge." We reserve the right to impose an administrative charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. See "Withdrawal Processing Charge" also in Part 7.

(3) The guaranteed minimum death benefit (GMDB) is described under "Death Benefit," "GMDB" and the guaranteed minimum income benefit (GMIB) is described under "GMIB" both of which are in Part 5. The 0.45% charge covers a 6% to Age 80 Benefit or, if a combined 6% to Age 70 Benefit is elected, the charge is 0.30%. See "Part 7: Deductions and Charges," "Charges for Combined GMDB/GMIB Benefit (Plan A) and Charges for GMDB Only Benefit (Plan
    B)."

(4) This charge is incurred at the beginning of the Contract Year and deducted on the Processing Date. See "Part 7: Deductions and Charges," "Annual Contract Fee."

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

                                                                     INVESTMENT PORTFOLIOS
                                            -----------------------------------------------------------------------
                                            ALLIANCE           ALLIANCE      ALLIANCE        ALLIANCE
                                          CONSERVATIVE          GROWTH       GROWTH &         COMMON        ALLIANCE
HR TRUST                                    INVESTORS          INVESTORS      INCOME           STOCK         GLOBAL
--------                                    ---------          ---------      ------           -----         ------
Investment Management and Advisory Fee        0.48%              0.53%         0.55%           0.38%          0.65%
Other Expenses                                0.07%              0.06%         0.05%           0.03%          0.08%
                                              ----               ----          ----            ----           ----
   TOTAL HR TRUST ANNUAL EXPENSES(5)          0.55%              0.59%         0.60%           0.41%          0.73%
                                              ====               ====          ====            ====           ====

                                                                                                   ALLIANCE
                                                        ALLIANCE      ALLIANCE       ALLIANCE    INTERMEDIATE   ALLIANCE
                                          ALLIANCE     AGGRESSIVE       SMALL          MONEY      GOVERNMENT      HIGH
HR TRUST                                INTERNATIONAL     STOCK      CAP GROWTH       MARKET      SECURITIES      YIELD
--------                                -------------     -----      ----------       ------      ----------      -----
Investment Management and Advisory Fee      0.90%          0.55%        0.90%         0.35%          0.50%        0.60%
Other Expenses                              0.18%          0.03%        0.10%         0.04%          0.09%        0.06%
                                            ----           ----         ----          ----           ----         ----
   TOTAL HR TRUST ANNUAL EXPENSES(5)        1.08%          0.58%        1.00%         0.39%          0.59%        0.66%
                                            ====           ====         ====          ====           ====         ====

                                                                         BT             MFS                      MERRILL
                                                        BT SMALL    INTERNATIONAL    EMERGING                     LYNCH
                                        BT EQUITY 500    COMPANY       EQUITY         GROWTH          MFS      BASIC VALUE
EQ TRUST                                    INDEX         INDEX         INDEX        COMPANIES     RESEARCH      EQUITY
--------                                    -----         -----         -----        ---------     --------      ------
Investment Management and Advisory Fee      0.25%          0.25%        0.35%         0.55%          0.55%        0.55%
12b-1 Fee(6)                                0.25%          0.25%        0.25%         0.25%          0.25%        0.25%
Other Expenses                              0.05%          0.10%        0.20%         0.05%          0.05%        0.05%
                                            ----           ----         ----          ----           ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(7)        0.55%          0.60%        0.80%         0.85%          0.85%        0.85%
                                            ====           ====         ====          ====           ====         ====

                                                     MORGAN                                                       WARBURG
                                         MERRILL     STANLEY                             T. ROWE     T. ROWE      PINCUS
                                          LYNCH     EMERGING                EQ/PUTNAM     PRICE       PRICE        SMALL
                                          WORLD      MARKETS    EQ/PUTNAM   GROWTH &     EQUITY   INTERNATIONAL   COMPANY
EQ TRUST                                STRATEGY     EQUITY     BALANCED     INCOME      INCOME       STOCK        VALUE
--------                                --------     ------     --------     ------      ------       -----        -----
Investment Management and Advisory Fee   0.70%        1.15%       0.55%       0.55%       0.55%       0.75%        0.65%
12b-1 Fee(6)                             0.25%        0.25%       0.25%       0.25%       0.25%       0.25%        0.25%
Other Expenses                           0.25%        0.35%       0.10%       0.05%       0.05%       0.20%        0.10%
                                         ----         ----        ----        ----        ----        ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(7)     1.20%        1.75%       0.90%       0.85%       0.85%       1.20%        1.00%
                                         ====         ====        ====        ====        ====        ====         ====

----------
Notes:

(5) The amounts shown for the Portfolios of HR Trust (other than Alliance Small Cap Growth) have been restated to reflect advisory fees which went into effect as of May 1, 1997. "Other Expenses" are based on average daily net assets in each Portfolio during 1996. The amounts shown for the Alliance Small Cap Growth Portfolio are estimated for 1997 as this Portfolio commenced operations on May 1, 1997. The investment management and advisory fees for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in Part 7.

(6) The Class IB shares of EQ Trust are subject to fees imposed under a distribution plan (herein, the "Rule 12b-1 Plan") adopted by EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Certificates.

(7) The EQ Trust Portfolios had no operations prior to May 1, 1997. Therefore, the amounts shown for "Other Expenses" for these Portfolios are estimated. The MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios of EQ Trust commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997 (and was offered under this prospectus as of September 2, 1997). The BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios commenced operations on December 31, 1997. The maximum investment management and advisory fees for each EQ Trust Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses but, pursuant to agreement, cannot together with other fees exceed total annual expense limitations (which are the respective amounts shown in "Total Annual Expenses"). Absent the expense limitation, we estimate that the other expenses for 1998 for each Portfolio would be 0.285% for BT Equity 500 Index; 0.231% for BT Small Company Index; 0.472% for BT International Equity Index; 0.412% for EQ/Putnam Balanced; 0.262% for EQ/Putnam Growth & Income Value; 0.242% for MFS Emerging Growth Companies; 0.234% for MFS Research; 0.247% for Merrill Lynch Basic Value Equity; 0.497% for Merrill Lynch World Strategy; 0.461% for Morgan Stanley Emerging Markets Equity; 0.235% for T. Rowe Price Equity Income; 0.422% for T. Rowe Priced International Stock; and 0.191% for Warburg Pincus Small Company Value. See "EQ Trust Charges to Portfolios" in Part 7.

ON PAGE 5 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EXAMPLES" ADD THE FOLLOWING INFORMATION UNDER EQ TRUST:

IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS      1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                  ------     -------    -------   --------      ------     -------    -------   --------
BT Equity 500 Index               $90.26    $125.78       --         --         $27.03     $83.14       --         --
BT Small Company Index             90.75     127.28       --         --          27.52      84.63       --         --
BT International Equity Index      92.74     133.25       --         --          29.51      90.62       --         --

ON PAGE 6 OF THE MAY 1, 1997 SUPPLEMENT ADD THE FOLLOWING  INFORMATION  UNDER EQ
TRUST:

                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS      1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                  ------     -------    -------   --------      ------     -------    -------   --------
BT Equity 500 Index               $90.26    $120.46       --         --         $24.38     $74.85       --         --
BT Small Company Index             90.75     121.96       --         --          24.87      76.34       --         --
BT International Equity Index      92.74     127.95       --         --          26.86      82.34       --         --

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT REPLACE THE INFORMATION UNDER "CONDENSED FINANCIAL INFORMATION" WITH THE FOLLOWING INFORMATION:

ACCUMULATION UNIT VALUES

Equitable Life commenced the offering of the Certificates on May 1, 1995. The following table shows the Accumulation Unit Values, as of May 1, 1995 and the last Business Day of the periods shown. No Accumulation Unit Values are shown for the Alliance Small Cap Growth and Alliance High Yield Funds, and the Investment Funds investing in Class IB shares of EQ Trust Portfolios as such Funds were first offered in 1997.

                                                                LAST BUSINESS DAY OF
                                 -----------------------------------------------------------------------------------
HR TRUST                         MAY 1, 1995           DECEMBER 1995           DECEMBER 1996           NOVEMBER 1997
--------                         -----------           -------------           -------------           -------------
Alliance Conservative
  Investors                     $ 14.647383           $ 16.549050              $ 17.209382             $ 19.050075
Alliance Growth Investors         20.073331             23.593613                26.260729               29.994648
Alliance Growth &
  Income                          10.376155             11.989601                14.231408               17.506722
Alliance Common Stock            102.335691            124.519251               152.955877              188.510944
Alliance Global                   19.478146             22.293921                25.253538               27.481079
Alliance International            10.125278             11.033925                11.976127               11.606472
Alliance Aggressive Stock         44.025496             54.591448                65.938687               72.992152
Alliance Money Market             23.150932             23.830754                24.810781               25.757675
Alliance Intermediate
  Government Securities           12.498213             13.424767                11.976127               14.506815

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT UNDER REVISIONS FOR "EQUITABLE LIFE" REPLACE THE SECOND AND THIRD PARAGRAPHS WITH THE FOLLOWING PARAGRAPHS:

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (THE HOLDING COMPANY). The largest shareholder the Holding Company is AXA-UAP (AXA). As of September 30, 1997, AXA beneficially owned 59.0% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $272.7 billion of assets as of September 30, 1997.

ON PAGE 8 OF THE MAY 1, 1997 SUPPLEMENT

UNDER REVISIONS FOR "THE TRUST'S INVESTMENT ADVISOR" REPLACE THE SENTENCE WITH THE FOLLOWING SENTENCE:

On September 30, 1997, Alliance was managing approximately $217.3 billion in assets.

UNDER "EQ TRUST'S MANAGER AND ADVISERS" INSERT THE FOLLOWING SENTENCE AT THE END OF THE THIRD PARAGRAPH:

EQ Financial has also entered into an investment advisory agreement with Bankers Trust Company, who serves as adviser to the BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios.

ON PAGES 8 TO 10 OF THE MAY 1, 1997 SUPPLEMENT, AND ON PAGE 14 OF THE PROSPECTUS UNDER "INVESTMENT POLICIES AND OBJECTIVES OF TRUST'S PORTFOLIOS" REPLACE THE SECTION WITH THE FOLLOWING INFORMATION:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this supplement. Please read the prospectuses for each of the trust carefully before investing.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Conservative         Diversified mix of publicly traded                High total return without, in the
Investors                     equity and debt securities.                       adviser's opinion, undue risk to
                                                                                principal

Alliance Growth Investors     Diversified mix of publicly traded                High total return consistent with
                              equity and fixed-income securities,               the adviser's determination of
                              including at times common stocks                  reasonable risk
                              issued by intermediate- and
                              small-sized companies and at times
                              lower-quality fixed-income securities
                              commonly known as "junk bonds."

Alliance Growth & Income      Primarily income producing common                 High total return through a
                              stocks and securities convertible                 combination of current income and
                              into common stocks.                               capital appreciation

Alliance Common Stock         Primarily common stock and                        Long-term growth of capital and
                              equity-type instruments.                          increasing income

Alliance Global               Primarily equity securities of                    Long-term growth of capital
                              non-United States as well as United
                              States companies.

Alliance International        Primarily equity  securities                      Long-term growth of capital
                              principally to permit  participation
                              in non-United  States companies with
                              prospects for growth.

Alliance Aggressive  Stock    Primarily  common stocks and  other               Long-term growth of capital
                              equity-type securities issued by quality
                              small- and intermediate-sized companies with
                              strong growth prospects and in covered
                              options on those securities.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Small Cap Growth     Primarily U.S. common stocks and                  Long-term growth of capital
                              other equity-type securities issued
                              by smaller companies that, in the
                              opinion of the adviser, have
                              favorable growth prospects.

Alliance Money Market         Primarily high-quality U.S.                       High level of current income while
                              dollar-denominated money market                   preserving assets and maintaining
                              instruments.                                      liquidity

Alliance Intermediate         Primarily debt securities issued or               High current income consistent
Government Securities         guaranteed as to principal and                    with relative stability of
                              interest by the U.S. government or                principal
                              any of its agencies or
                              instrumentalities. Each investment
                              will have a final maturity of not
                              more than 10 years or a duration not
                              exceeding that of a 10-year Treasury
                              note.

Alliance High Yield           Primarily a diversified mix of                    High return by maximizing current
                              high-yield, fixed-income securities               income and, to the extent
                              which generally involve greater                   consistent with that objective,
                              volatility of price and risk of                   capital appreciation
                              principal and income than
                              higher-quality fixed-income
                              securities.  Lower-quality debt
                              securities are commonly known as
                              "junk bonds."

EQ TRUST PORTFOLIO
------------------
BT Equity 500 Index           Invest in a specifically selected                 Replicate as closely as possible
                              sample of the 500 stocks included in              (before the deduction of Portfolio
                              the Standard & Poor's 500 Composite               expenses) the total return of the
                              Stock Price Index ("S&P 500").                    S&P 500

BT Small Company Index        Invest in a statistically selected                Replicate as closely as  possible
                              sample of the 2,000 stocks included               (before the deduction of Portfolio
                              in the Russell 2000 Small Stock Index             expenses) the total return of the
                              ("Russell 2000").                                 Russell 2000

BT International Equity       Invest in a statistically selected                Replicate as closely as possible
Index                         sample of the securities of companies             (before the deduction of Portfolio
                              included in the Morgan Stanley                    expenses) the total return of the
                              Capital International Europe,                     EAFE
                              Australia, Far East Index ("EAFE"),
                              although not all companies within a country
                              will be represented in the Portfolio at the
                              same time.

MFS Emerging Growth           Primarily (i.e., at least 80% of its              Long-term growth of capital
Companies                     assets under normal circumstances) in
                              common stocks of emerging growth companies
                              that the Portfolio adviser believes are
                              early in their life cycle but which have
                              the potential to become major enterprises.

EQ TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
MFS Research                  A Substantial portion of assets                   Long-term growth of capital and
                              invested in common stock or                       future income
                              securities convertible into common
                              stock of companies believed by the
                              Portfolio adviser to possess better
                              than average prospects for long-term
                              growth.

Merrill Lynch Basic Value     Investment in securities, primarily               Capital appreciation and
Equity                        equities, that the Portfolio adviser              secondarily, income
                              believes are undervalued and
                              therefore represent basic investment
                              value.

Merrill Lynch World           Investment primarily in a portfolio               High total investment return
Strategy                      of equity and fixed-income
                              securities, including convertible
                              securities, of U.S. and foreign
                              issuers.

Morgan Stanley Emerging       Primarily equity securities of                    Long-term capital appreciation
Markets Equity                emerging market country issuers with
                              a focus on those in which  the  Portfolio's
                              adviser believes the economies are
                              developing strongly and in which the
                              markets are becoming more sophisticated.

EQ/Putnam Balanced            A well-diversified portfolio of                   Balanced  investment
                              stocks and bonds that will  produce
                              both capital growth and current income.

EQ/Putnam Growth & Income     Primarily common stocks that offer                Capital growth and, secondarily,
Value                         potential for capital growth and may,             current income
                              consistent with the Portfolio's investment
                              objective, invest in common stocks that
                              offer potential for current income.

T. Rowe Price Equity Income   Primarily dividend paying common                  Substantial dividend income and
                              stocks of established companies.                  also capital appreciation

T. Rowe Price International   Primarily common stocks of                        Long-term growth of capital
Stock                         established non-United States
                              companies.

Warburg Pincus Small          Primarily in portfolio of equity                  Long-term capital appreciation
Company Value                 securities of small capitalization
                              companies (i.e., companies having market
                              capitalizations of $1 billion or less at
                              the time of initial purchase that the
                              Portfolio adviser considers to be
                              relatively undervalued.

ON PAGES 25 TO 26 OF THE PROSPECTUS UNDER "METHODS OF PAYMENTS" INSERT THE FOLLOWING AT THE END OF THE SECTION:

Automatic Investment Program

Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account, or credit union checking account and to be contributed as a subsequent contribution into a Traditional IRA Certificate on a monthly or quarterly basis. The minimum amount that will be deducted is $100 monthly and $300 quarterly (subject to the maximum $2,000 annually for Traditional IRAs). AIP subsequent contributions may be made to any Investment Option available under your Certificate. You may elect AIP by properly completing the appropriate form, which is available from your agent, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th or 31st) you wish to have your bank account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date. AIP is not available for Roth IRA Certificates.

You may cancel AIP at any time by notifying our Processing Office in writing at least two business day prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.

ON PAGE 28 OF THE PROSPECTUS BEFORE THE "DEATH BENEFIT" SECTION INSERT THE
FOLLOWING:

REBALANCING

We currently offer a rebalancing program under which you authorize us to automatically transfer your Annuity Account Value among the Investment Funds selected by you in order to maintain a particular percentage allocation in such Investment Funds. You select the period of time at the end of which the transfers will take place. The period of time may be quarterly, semi-annually, or annually on a Contract Year basis. The Annuity Account Value allocated to each selected Investment Fund will grow or decline in value at different rates during each time period, and Rebalancing automatically reallocates the Annuity Account Value in the chosen Investment Funds at the end of each period to the specified allocation percentages. Rebalancing is intended to transfer specified portions of the Annuity Account Value from those chosen Investment Funds that have increased in value to those chosen Investment Funds that have declined in value. The transfers to and from each chosen Investment Fund will be made at the Accumulation Unit Value next computed after the Transaction Date. Rebalancing is not available for amounts in the Guaranteed Period Account. Rebalancing does not assure a profit or protect against a loss in declining markets and should be periodically reviewed as your needs may change. You may want to discuss the rebalancing program with your financial adviser before electing such program.

You may elect the rebalancing program at any time by submitting your request in a written form satisfactory to us. Rebalancing will be on the same day of the month as the Contract Date.

You may change your rebalancing allocation percentages or cancel this program at any time by submitting a request in a form satisfactory to us. Such request must be received at our Processing Office at least seven days before the next scheduled rebalancing date. A transfer request from you while the rebalancing program is in effect, will cancel the rebalancing program. You must then submit a new request in a written form satisfactory to us to start the rebalancing program again.

Rebalancing may not be elected if a Dollar Cost Averaging program (discussed above) is in effect.

ON  PAGE  39  OF  THE  PROSPECTUS  UNDER  THE  HEADING   "MINIMUM   DISTRIBUTION
WITHDRAWALS" ADD THE FOLLOWING INFORMATION:

References to IRA Certificates in Part I will mean Traditional IRA Certificates.

ON PAGE 17 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EQ TRUST CHARGES TO PORTFOLIOS"

ADD THE FOLLOWING INFORMATION TO THE TABLE:

                                     AVERAGE DAILY NET ASSETS
                                     ------------------------
BT Equity 500 Index                           0.25%
BT Small Company Index                        0.25%
BT International Equity Index                 0.35%

ADD THE FOLLOWING SENTENCE TO THE END OF THE PARAGRAPH WHICH FOLLOWS THE ABOVE
TABLE:

EQ Financial has also agreed to waive or limit its fees and to assume other expenses so that the total operating expenses of each Bankers Trust Portfolio are limited to: 0.55% of the respective average daily net assets of the BT Equity 500 Index Portfolio; 0.60% for the BT Small Company Index Portfolio; and 0.80% for the BT International Equity Index Portfolio.

ON PAGES 17 AND 18 OF THE MAY 1, 1997 SUPPLEMENT, AND ON PAGES 45 TO 51 OF THE PROSPECTUS, REPLACE "PART 9: TAX ASPECTS OF THE CERTIFICATES" WITH THE FOLLOWING
INFORMATION:

IRA TAX INFORMATION

The term "IRA" may generally refer to all individual retirement arrangements, including individual retirement accounts and individual retirement annuities. In addition to being available in both trusteed or custodial account form or individual annuity form, there are many varieties of IRAs. There are "Traditional IRAs" which are generally funded on a pretax basis. There are Roth IRAs, newly available in 1998, which must be funded on an after-tax basis. SEP-IRAs (including SARSEP-IRAs) and SIMPLE-IRAs are issued and funded in connection with employer-sponsored retirement plans. There are also Education IRAs, which are not discussed herein because they are not available in individual retirement annuity form. As the Rollover IRA Roth IRA is an individual retirement annuity, the term "Roth IRA" refers to a Roth individual retirement annuity unless the context requires otherwise.

There is no limit to the number of IRAs (including Roth IRAs) you may establish or maintain as long as you meet the requirements for establishing and funding the IRA. However, if you maintain multiple IRAs you may be required to aggregate IRA values or contributions for tax purposes. You should be aware that all types of IRAs are subject to certain restrictions in order to qualify for special treatment under the Federal tax law.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This prospectus contains the information which the Internal Revenue Service
(IRS) requires to be disclosed to an individual before he or she purchases a Traditional IRA.

The Rollover IRA Certificate is designed to qualify as a Traditional IRA under
Section 408(b) of the Code. Your rights under the Rollover IRA cannot be forfeited.

This Part covers some of the special tax rules that apply to individual retirement arrangements. You should be aware that a Traditional IRA is subject to certain restrictions in order to qualify for its special treatment under the Federal tax law.

This prospectus provides our general understanding of applicable Federal income tax rules, but does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Traditional IRA Certificates.

Further information on Traditional IRA tax matters can be obtained from any IRS district office. Additional information regarding Traditional IRAs, including a discussion of required distributions, can be found in IRS Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually.

The Rollover IRA Certificate has been approved by the IRS as to form for use as a Traditional IRA. This IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment, and may not address certain features under the Rollover IRA Certificates.

Cancellation

You can cancel a Certificate issued as a Traditional IRA by following the directions in Part 5 under "Free Look Period." Since there may be adverse tax consequences if a Certificate is cancelled (and because we are required to report to the IRS certain distributions from cancelled Traditional IRAs), you should consult with a tax adviser before making any such decision. If you cancel this Certificate, you may establish a new individual retirement arrangement if at the time you meet the requirements for establishing an individual retirement arrangement.

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Contributions to Traditional IRAs

Individuals may make three different types of contributions to purchase a Traditional IRA, or as later additions to an existing Traditional IRA: "regular" contributions out of earnings, tax-free "rollover" contributions from tax-qualified plans, or direct custodian-to-custodian transfers from other traditional individual retirement arrangements ("direct transfers").

The initial contribution to the Certificate must be either a rollover or a direct custodian-to-custodian transfer. See "Tax-Free Transfers and Rollovers," discussed below. Any subsequent contributions you make may be any of rollovers, direct transfers or "regular" Traditional IRA contributions. See "Contributions under the Certificates" in Part 5. The immediately following discussion relates to "regular" Traditional IRA contributions. For the reasons noted in "Tax-Free Transfers and Rollovers" below, you should consult with your tax adviser before making any subsequent contributions to a Traditional IRA which is intended to serve as a "conduit" IRA.

Generally, $2,000 is the maximum amount of deductible and nondeductible contributions which may be made to all IRAs (including Roth IRAs) by an individual in any taxable year. The above limit may be less when the individual's earnings are below $2,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Traditional IRA.

Where married individuals file joint income tax returns, their compensation effectively can be aggregated for purposes of determining the permissible amount of regular contributions to Traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Traditional IRAs and vice-versa.) The maximum amount may be less if earnings are less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional and Roth individual retirement arrangements. Each spouse owns his or her individual retirement arrangements (Traditional and Roth IRA) even if contributions were fully funded by the other spouse.

The amount of Traditional IRA contributions for a tax year that an individual can deduct depends on whether the individual is covered by an employer-sponsored tax-favored retirement plan. An employer-sponsored tax-favored retirement plan includes a qualified plan, a tax-sheltered account or annuity under Section 403(b) of the Code (TSA) or a simplified employee pension plan. In certain cases, individuals covered by a tax-favored retirement plan include persons eligible to participate in the plan although not actually participating. Whether or not a person is covered by a retirement plan will be reported on an employee's Form W-2.

Regardless of adjusted gross income (AGI), you may make deductible contributions to a Traditional IRA for each tax year up to the lesser of $2,000 or 100% of compensation (MAXIMUM PERMISSIBLE DOLLAR DEDUCTION) if not covered by a retirement plan.

If the individual is single and covered by a retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $30,000 and $40,000. This amount will be indexed every year until 2005. If the individual is married and files a joint return, and the individual is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for Traditional IRA contributions phases out with AGI between $50,000 and $60,000. This amount will be indexed every year until 2007.

Married individuals filing separately and living apart at all times are not treated as being married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible Traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000. To determine the deductible amount of the contributions with the phase out, the individual determines AGI and subtracts $30,000 if the individual is a single person, $50,000 if the individual is married and files a joint return with the spouse. The resulting amount is the individual's Excess AGI. The individual then determines the limit on the deduction for Traditional IRA contributions using the following formula:

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                                          Maximum                  Adjusted
      $10,000-Excess AGI           x      Permissable       =      Dollar
      ------------------                  Dollar                   Deduction
      $10,000                             Deduction                Limit

IRA contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). No contributions are allowed for the tax year in which an individual attains age
70 1/2 or any tax year after that. A working spouse age 70 1/2 or over, however, can contribute up to the lesser of $2,000 or 100% of "earned income" to a spousal individual retirement arrangement for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2.

An individual not eligible to deduct part or all of the Traditional IRA contribution may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The deductible and nondeductible contributions to the individual's Traditional IRA (or the nonworking spouse's Traditional IRA) may not, however, together exceed the maximum $2,000 per person limit. See "Excess Contributions" below. Individuals must keep their own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Distributions from Traditional IRA Certificates" below.

An individual making nondeductible contributions in any taxable year, or any individual who has made nondeductible contributions to a Traditional IRA in prior years and is receiving amounts from any Traditional IRA must file the required information with the IRS. Moreover, individuals making nondeductible Traditional IRA contributions must retain all income tax returns and records pertaining to such contributions until interests in all Traditional IRAs are fully distributed.

Excess Contributions

Excess contributions to a Traditional IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" Traditional IRA contributions any contribution in excess of the lesser of $2,000 or 100% of compensation or earned income is an "excess contribution" (without regard to the deductibility or nondeductibility of Traditional IRA contributions under this limit). Also, any "regular" contributions made after you reach age 70 1/2 are excess contributions. In the case of rollover Traditional IRA contributions, excess contributions are amounts which are not eligible to be rolled over (for example, after tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2). An excess contribution (rollover or "regular") which is withdrawn, however, before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and therefore is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Early Distributions"), provided any earnings attributable to the excess contribution are also withdrawn and no tax deduction is taken for the excess contribution. The withdrawn earnings on the excess contribution, however, would be includable in the individual's gross income and would be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the year (including extensions), "regular" contributions may still be withdrawn after that time if the Traditional IRA contribution for the tax year did not exceed $2,000 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax. Lastly, excess "regular" contributions may also be removed by underutilizing the allowable contribution limits for a later year.

If excess rollover contributions are not withdrawn before the time for filing the individual's Federal tax return for the year (including extensions) and the excess contribution occurred as a result of incorrect information provided by the plan, any such excess amount can be withdrawn if no tax deduction was taken for the excess contribution. As above, excess rollover contributions withdrawn under those circumstances would not be includable in gross income and would not be subject to the 10% penalty tax.

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Tax-Free Transfers and Rollovers

Tax-free Rollover contributions may be made to a Traditional IRA from these sources: (i) qualified plans, (ii) TSAs (including 403(b)(7) custodial accounts) and (iii) other traditional individual retirement arrangements.

The rollover amount must be transferred to the Certificate either as a direct rollover of an "eligible rollover distribution" (described below) or as a rollover by the individual plan participant or owner of the individual retirement arrangement. In the latter cases, the rollover must be made within 60 days of the date the proceeds from another traditional individual retirement arrangement or an eligible rollover distribution from a qualified plan or TSA were received. Generally, the taxable portion of any distribution from a qualified plan or TSA is an eligible rollover distribution and may be rolled over tax free to a Traditional IRA unless the distribution is (i) a required minimum distribution under Section 401(a)(9) of the Code; or (ii) one of a series of substantially equal periodic payments made (not less frequently than annually) (a) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (b) for a specified period of ten years or more. Any amount contributed to a Traditional IRA after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Under some circumstances, amounts from a Certificate may be rolled over on a tax-free basis to a qualified plan. To get this "conduit" Traditional IRA treatment, the source of funds used to establish the Traditional IRA must be a rollover contribution from the qualified plan and the entire amount received from the Traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received. Similar rules apply in the case of a TSA. If you make a contribution to the Certificate which is from an eligible rollover distribution and you commingle such contribution with other contributions, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan (or TSA, as the case may be) at a future date, unless the Code permits.

Under the conditions and limitations of the Code, an individual may elect for each Traditional IRA to make a tax-free rollover once every 12-month period among individual retirement arrangements (including rollovers from retirement bonds purchased before 1983). Custodian-to-custodian transfers are not rollovers and can be made more frequently than once a year.

The same tax-free treatment applies to amounts withdrawn from the Certificate and rolled over into other traditional individual retirement arrangements unless the distribution was received under an inherited Traditional IRA. Tax-free rollovers are also available to the surviving spouse beneficiary of a deceased individual, or a spousal alternate payee of a qualified domestic relations order applicable to a qualified plan. In some cases, Traditional IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

Distributions from Traditional IRA Certificates

Income or gains on contributions under Traditional IRAs are not subject to Federal income tax until benefits are distributed to the individual. Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions. Except as discussed below, the amount of any distribution from a Traditional IRA is fully includable as ordinary income by the individual in gross income.

If the individual has made nondeductible IRA contributions to any Traditional IRA (whether or not this particular arrangement), those contributions are recovered tax free when distributions are received. The individual must keep records of all such nondeductible contributions. At the end of each tax year in which the individual has received a distribution from any Traditional individual retirement arrangement, the individual determines a ratio of the total nondeductible Traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all Traditional IRAs held by the individual at the end of the tax year (including rollover Traditional
IRAs) plus all Traditional IRA distributions made during such tax year. The resulting ratio is then multiplied by all distributions from the Traditional IRA during that tax year to determine the nontaxable portion of each distribution.

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

In addition, a distribution (other than a required minimum distribution received after age 70 1/2) is not taxable if (1) the amount received is a return of excess contributions which are withdrawn, as described under "Excess Contributions" above, (2) the entire amount received is rolled over to another Traditional individual retirement arrangement (see "Tax-Free Transfers and Rollovers" above) or (3) in certain limited circumstances, where the Traditional IRA acts as a "conduit," the entire amount is paid into a qualified plan or TSA that permits rollover contributions.

Distributions from a Traditional IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Required Minimum Distributions

The minimum distribution rules require Traditional IRA owners to start taking annual distributions from their retirement plans by age 70 1/2. The distribution requirements are designed to provide for distribution of the owner's interest in the IRA over the owner's life expectancy. Whether the correct amount has been distributed is calculated on a year by year basis; there are no provisions in the Code to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.

Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. The individual has the choice to take the first required minimum distribution during the calendar year he or she turns age 70 1/2, or to delay taking it until the three-month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time every year.

There are two approaches to taking minimum distributions -- "account based" or "annuity based" -- and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.

An account-based minimum distribution approach may be a lump sum payment, or periodic withdrawals made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. An annuity-based approach involves application of the Annuity Account Value to an annuity for the life of the individual or the joint lives of the individual and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one tax-favored retirement plan may be able to choose different distribution options for each plan.

Your required minimum distribution for any taxable year is calculated by taking into account the required minimum distribution from each of your Traditional individual retirement arrangements. The IRS, however, does not require that you make the required distribution from each Traditional individual retirement arrangement that you maintain. As long as the total amount distributed annually satisfies your overall minimum distribution requirement, you may choose to take your annual required distribution from any one or more Traditional individual retirement arrangements that you maintain.

An individual may recompute his or her minimum distribution amount each year based on the individual's current life expectancy as well as that of the spouse. No recomputation is permitted, however, for a beneficiary other than a spouse.

An individual who has been computing minimum distributions with respect to Traditional IRA funds on an account-based approach (discussed above) may subsequently apply such funds to a life annuity-based payout, provided that the individual had elected to recalculate life expectancy annually (and the spouse's life expectancy if a spousal joint annuity is selected). For example, if you anticipate exercising your Guaranteed Minimum Income Benefit or selecting any other form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

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

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. The penalty tax may be waived by the Secretary of the Treasury in certain limited circumstances. Failure to have distributions made as the Code and Treasury regulations require may result in disqualification of your Traditional IRA. See "Tax Penalty for Insufficient Distributions" below.

Except as described in the next sentence, if the individual dies after distribution in the form of an annuity has begun, or after the Required Beginning Date, payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death. (The IRS has indicated that an exception to the rule that payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death applies if the beneficiary of the IRA is the surviving spouse. In some circumstances, the surviving spouse may elect to "make the IRA his or her own" and halt distributions until he or she reaches age 70 1/2.)

If an individual dies before the Required Beginning Date and before distributions in the form of an annuity begin, distributions of the individual's entire interest under the Certificate must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the individual's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy.

If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained
70 1/2. In the alternative, a surviving spouse may elect to roll over the inherited Traditional IRA into the surviving spouse's own Traditional IRA.

Taxation of Death Benefits

Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

If you elect to have your spouse be the sole primary beneficiary and to be the successor Annuitant and Certificate Owner, then your surviving spouse automatically becomes both the successor Certificate Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

Guaranteed Minimum Death Benefit

The Code provides that no part of an individual retirement account may be invested in life insurance contracts. Treasury Regulations provide that an individual retirement account may be invested in an annuity contract which provides a death benefit of the greater of premiums paid or the contract's cash value. Your Certificate provides a minimum death benefit guarantee that in certain circumstances may be greater than either of contributions made or the Annuity Account Value. Although there is no ruling regarding the type of minimum death benefit guarantee provided by the Certificate, Equitable Life believes that the Certificate's minimum death benefit guarantee should not adversely affect the qualification of the Certificate as a Traditional IRA. Nevertheless, it is possible that the IRS could disagree, or take the position that some portion of the charge in the Certificate for the minimum death benefit guarantee should be treated for Federal income tax purposes as a taxable partial withdrawal from the Certificate. If this were so, such a deemed withdrawal would also be subject to tax penalty for Certificate Owners under age 59 1/2.

Tax Considerations for the Assured Payment Option and APO Plus

Although the Life Contingent Annuity does not have a Cash Value, it will be assigned a value for tax purposes which will generally change each year. This value must be taken into account when determining the amount of required minimum distributions from your Traditional IRA even though the Life Contingent Annuity may not be providing a source of funds to satisfy such required minimum distribution. Accordingly, before you apply any IRA funds under the Assured Payment Option or APO Plus or terminate such Options, you should be aware of the tax considerations discussed below. Consult with your tax adviser to determine the impact of electing the Assured Payment Option and APO Plus in view of your own particular situation.

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When funds have been allocated to the Life Contingent Annuity, you will generally be required to determine your required minimum distribution by annually recalculating your life expectancy. The Assured Payment Option and APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity.

If prior to the date payments are to start under the Life Contingent Annuity, you surrender your Certificate, or withdraw any remaining Annuity Account Value, it may be necessary for you to satisfy your required minimum distribution by accelerating the start date of payments for your Life Contingent Annuity, or to the extent available, take distributions from other IRA funds you may have. Alternatively, you may convert your IRA Life Contingent Annuity under the IRA Rollover to a non-qualified Life Contingent Annuity. This would be viewed as a distribution of the value of the Life Contingent Annuity from the IRA, and therefore, would be a taxable event. However, since the Life Contingent Annuity would no longer be part of an IRA, its value would not have to be taken into account in determining future required minimum distributions.

If you have elected a Joint and Survivor form of the Life Contingent Annuity, the joint Annuitant must be your spouse. You must determine your required minimum distribution by annually recalculating both your life expectancy and your spouse's life expectancy. The Assured Payment Option and APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity. The value of such an annuity will change in the event of your death or the death of your spouse. For this reason, it is important that we be informed if you or your spouse dies before the Life Contingent Annuity has started payments so that a lower valuation can be made. Otherwise a higher tax value may result in an overstatement of the amount that would be necessary to satisfy your required minimum distribution amount.

Allocations of funds to the Life Contingent Annuity may prevent the Certificate from later receiving "conduit" Traditional IRA treatment. See "Tax-Free Transfers and Rollovers" above.

Prohibited Transaction

A Traditional IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the Traditional IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously withdrawn. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.

PENALTY TAX ON EARLY DISTRIBUTIONS

The taxable portion of Traditional IRA distributions will be subject to a 10% penalty tax unless the distribution is made (1) on or after your death, (2) because you have become disabled, (3) on or after the date when you reach age
59 1/2, or (4) in accordance with the exception outlined below if you are under 59 1/2. Also not subject to penalty tax are IRA distributions used to pay (5) certain extraordinary medical expenses or medical insurance premiums for defined unemployed individuals, (6) qualified first-time home buyer expense payments, or
(7) higher educational expense payments, all as defined in the Code.

A payout over your life or life expectancy (or joint and survivor lives or life expectancies), which is part of a series of substantially equal periodic payments made at least annually, is also not subject to penalty tax. To permit you to meet this exception, Equitable Life has two options: Substantially Equal Payment Withdrawals and the Assured Payment Option with level payments, both of which are described in Part 6. If you are a Rollover IRA Certificate Owner who will be under age 59 1/2 as of the date the first payment is expected to be received and you choose either option, Equitable Life will calculate the substantially equal annual payments under a method we will select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although Substantially Equal Payment Withdrawals and Assured Payment Option level payments are not subject to the 10% penalty tax, they are taxable as discussed in "Distributions from IRA Certificates," above. Once Substantially Equal Payment Withdrawals or Assured Payment Option level payments begin, the distributions should not be stopped or changed until the later of your attaining age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your Certificate as changing your pattern of Substantially Equal Payment Withdrawals or IRA Assured Payment Option payments for purposes of determining whether the penalty applies.

Where a taxpayer under age 59 1/2 purchases a Traditional individual retirement annuity contract calling for substantially equal periodic payments during a fixed period, continuing afterwards under a joint life contingent annuity with a reduced payment to the survivor (e.g., a joint and 50% to survivor), the question might be raised whether payments will not be substantially equal for the joint lives of the taxpayer and survivor, as the payments will be reduced at some point. In issuing our information returns, we code the substantially equal periodic payments from such a contract as eligible for an exception from the early distribution penalty. We believe that any change in payments to the survivor would come within the statutory provision covering change of payments on account of death. As there is no direct authority on this point, however, if you are under age 59 1/2, you should discuss this item with your own tax adviser when electing a reduced survivorship option.

TAX PENALTY FOR INSUFFICIENT DISTRIBUTIONS

Failure to make required distributions discussed above in "Required Minimum Distributions" may cause the disqualification of the Traditional IRA. Disqualification may result in current taxation of your entire benefit. In addition a 50% penalty tax may be imposed on the difference between the required distribution amount and the amount actually distributed, if any.

We do not automatically make distributions from a Certificate before the Annuity Commencement Date unless a request has been made. It is your responsibility to comply with the minimum distribution rules. We will notify you when our records show that your age 70 1/2 is approaching. If you do not select a method, we will assume you are taking your minimum distribution from another Traditional IRA that you maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This prospectus contains the information which the IRS requires to be disclosed to you before you purchase a Roth IRA. This section of Part 9 covers some of the special tax rules that apply to Roth IRAs.

The Rollover IRA Roth IRA is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Code. Your interest in the Roth IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the benefits or payments.

Further information regarding individual retirement arrangements generally can be found in Internal Revenue Service Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually, and can be obtained from any IRS district office.

We have received favorable opinion letters from the IRS approving the forms of the individual Contract and group certificates for the Rollover IRA as a Traditional IRA. Such IRS approval is a determination only that the form of the contract or certificate meets the requirements for an individual retirement annuity and does not represent a determination of the merits of the contract or certificate as an investment. The IRS does not yet have a procedure in place for approving the form of Roth IRAs.

Cancellation

You can cancel a Certificate issued as a Roth IRA by following the directions in
Part 5 under "Free Look Period." You can cancel a Roth endorsement issued as a result of a full conversion of a Equitable Traditional IRA by following the instructions in the conversion booklet. Since there may be adverse tax consequences if a Certificate is cancelled (and because we are required to report to the IRS certain distributions from cancelled IRAs), you should consult with a tax adviser before making any such decision.

Contributions to Roth IRAs

The following discussion relates to contributions to Roth IRAs. Contributions to Traditional IRAs are discussed above.

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Individuals may make four different types of contributions to purchase a Roth
IRA, or as later additions to an existing Roth IRA: (1) "regular" after-tax contributions out of earnings, (2) taxable "rollover" contributions from Traditional IRAs ("conversion" contributions), (3) tax-free rollover contributions from other Roth IRAs, or (4) tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers"). See "Contributions under the Certificates" in Part 5. Since only direct transfer and rollover contributions are permitted under the Certificate, regular after-tax contributions are not discussed here.

ROLLOVERS AND DIRECT TRANSFERS -- WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

Rollover contributions may be made to a Roth IRA from only two sources: (i) another Roth IRA (tax-free contribution), or (ii) another Traditional IRA in a taxable "conversion" rollover ("conversion contribution"). No contribution may be made to a Roth IRA from a qualified plan under Section 401(a) of the Code, or a tax-sheltered arrangement under Section 403(b) of the Code. Currently we also do not accept rollover contributions from SEP-IRAs, SARSEP-IRAs or SIMPLE-IRAs. The rollover contribution must be applied to the new Roth IRA Certificate within 60 days of the date the proceeds from the other Roth IRA or the Traditional IRA was received by you.

Direct transfer contributions may be made to a Roth IRA only from another Roth IRA. The difference between a rollover transaction and a direct transfer transaction is that in a rollover transaction the individual actually takes possession of the funds rolled over, or constructively receives them in the case of a change from one type of plan to another. In a direct transfer transaction, the individual never takes possession of the funds, but directs the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. Direct transfer transactions can only be made between identical plan types (for example, Roth IRA to Roth IRA); rollover transactions may be made between identical plan types but must be made between different plan types (for example, Traditional IRA to Roth IRA). Although the economic effect of a Roth IRA to Roth IRA rollover transaction and a Roth IRA to Roth IRA direct transfer is the same -- both can be accomplished on a completely tax-free basis -- Roth IRA to Roth IRA rollover transactions are limited to once every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollovers and can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. Also, in some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are deemed to withdraw) all or a portion of funds from a Traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are deemed to receive) the Traditional IRA proceeds. Unlike a rollover from a Traditional IRA to another Traditional IRA, the conversion rollover transaction is not tax exempt; the distribution from the Traditional IRA is generally fully taxable. (If you have ever made nondeductible regular contributions to any Traditional IRA -- whether or not it is the Traditional IRA you are converting -- a pro rata portion of the distribution is tax exempt.)

However, even if you are under age 59 1/2 there is no premature distribution penalty on the Traditional IRA withdrawal that you are converting to a Roth IRA. Also, a special rule applies to Traditional IRA funds converted to a Roth IRA in calendar year 1998 only. For 1998 Roth IRA conversion rollover transactions, you include the gross income from the Traditional IRA conversion ratably over the four-year period 1998-2001. See discussion of the pre-age 59 1/2 withdrawal penalty and the special penalties that may apply to premature withdrawals of converted funds under "Additional Taxes and Penalties -- Penalty Tax on Premature Distributions" below.

YOU CANNOT MAKE CONVERSION CONTRIBUTIONS TO A ROTH IRA FOR ANY TAXABLE YEAR IN WHICH YOUR ADJUSTED GROSS INCOME EXCEEDS $100,000. (For this purpose, your adjusted gross income is computed without the gross income stemming from the Traditional IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your Federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your Traditional IRA are subject to the annual required minimum distribution rule applicable to Traditional IRAs beginning at age
70 1/2. For the potential effects of violating these rules, see discussion of "Additional Taxes and Penalties -- Excess Contributions" below.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement. However, these withdrawals may be subject to a withdrawal charge as stated in your Certificate. See discussion in Part 6. Also, the withdrawal may be taxable to an extent and, even if not taxable, may be subject to tax penalty in certain circumstances. See the discussion below under "Distributions from Roth IRAs" and "Additional Taxes and Penalties -- Penalty Tax on Premature Distributions."

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

(1) Rollovers from a Roth IRA to another Roth IRA.

(2) Direct transfers from a Roth IRA to another Roth IRA (see "Rollovers and Direct Transfers" under "Contributions to Roth IRAs" above).

(3) "Qualified Distributions" from Roth IRAs (see "Qualified Distributions from Roth IRAs" below).

(4) Return of excess contributions (see "Additional Taxes and Penalties -- Excess Contributions" below).

Qualified Distributions from Roth IRAs

Distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income, provided a specified five-year holding or aging period is met. The qualifying events or reasons are
(1) you attain age 59 1/2, (2) your death, (3) your disability, or (4) a "qualified first-time homebuyer distribution" (as defined in the Code). Qualified first-time homebuyer distributions are limited to $10,000 lifetime in the aggregate from all Roth and Traditional IRAs of the taxpayer.

Five-year holding or aging period

The applicable five-year holding or aging period depends on the type of contribution made to the Roth IRA. For Roth IRAs funded by regular contributions, or rollover or direct transfer contributions which are not directly or indirectly attributable to converted Traditional IRAs, any distribution made after the five-taxable year period beginning with the first taxable year for which you made a regular contribution to any Roth IRA (whether or not the one from which the distribution is being made) meets the five-year holding or aging period. The Rollover IRA Roth IRA does not accept "regular" contributions. However, it does accept Roth IRA to Roth IRA rollovers and direct transfers. If the source of your contribution is (indirectly) regular contributions made to another Roth IRA and not conversion contributions, the five-year holding or aging period discussed in the prior sentence applies to you.

For Roth IRAs funded directly or indirectly by converted Traditional IRAs, the applicable five-year holding period begins with the year of the conversion rollover transaction to a Roth IRA.

Although there is currently no statutory prohibition against commingling regular contributions and conversion contributions in any Roth IRA, or against commingling conversion contributions made in more than one taxable year to Roth IRAs, the IRS strongly encourages individuals to maintain separate Roth IRAs for regular contributions and conversion contributions. It also strongly encourages individuals to differentiate conversion Roth IRAs by conversion year. Under pending legislation which could be enacted with a retroactive effective date, aggregation of Roth IRAs by conversion year may be required. In the case of a Roth IRA which contains conversion contributions and regular contributions, or conversion contributions from more than one year, the five-year holding period would be reset to begin with the most recent taxable year for which a conversion contribution is made.

Non-qualified Distributions from Roth IRAs

Non-qualified distributions from Roth IRAs are any distributions which do not meet the qualifying event and five-year holding or aging period tests described above and are potentially taxable as ordinary income. In contrast to Traditional IRA distributions, which are assumed to be fully taxable, non-qualified distributions receive return-of-investment-first treatment. That is, the recipient is taxed only on the difference between the amount of the distribution and the amount of Roth IRA contributions (less any distributions previously recovered tax free).

Like Traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Although the IRS has not yet issued complete guidance on all aspects of Roth IRAs, it is highly possible that you will be required to keep your own records of regular and conversion contributions to all Roth IRAs in order to assure appropriate taxation. An individual making contributions to a Roth IRA in any taxable year, or receiving amounts from any Roth IRA may be required to file the information with the IRS and retain all income tax returns and records pertaining to such contributions until interests in Roth IRAs are fully distributed.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

If you die before annuitization or before the entire amount of the Roth IRA has been distributed to you, distributions of your entire interest under the Roth IRA must be completed to your designated beneficiary by December 31 of the fifth year after your death, unless payments to a designated beneficiary begin by December 31 of the year after your death and are made over the beneficiary's life or over a period which does not extend beyond the beneficiary's life expectancy. If your surviving spouse is the designated beneficiary, no distributions to a beneficiary are required until after the surviving spouse's death.

TAXATION OF DEATH BENEFIT

Distributions received by a beneficiary are generally given the same tax treatment you would have received if distribution had been made to you.

ADDITIONAL TAXES AND PENALTIES

You are subject to additional taxation for using your Roth IRA funds in prohibited transactions (as described below). There are also additional taxes for making excess contributions and making certain pre-age 59 1/2 distributions.

Prohibited Transactions

A Roth IRA may not be borrowed against or used as collateral for a loan or other obligation. If the Roth IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, you may be required to include in your Federal gross income for that year an amount equal to the fair market value of your Roth IRA Certificate as of the first day of that tax year. Also, an early distribution penalty tax of 10% could apply if you have not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.

EXCESS CONTRIBUTIONS

Excess contributions to a Roth IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of rollover Roth IRA contributions, "excess contributions" are amounts which are not eligible to be rolled over (for example, conversion contributions from a Traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

As of the date of this prospectus, there is some uncertainty regarding the adjustment of excess contributions to Roth IRAs. The rules applicable to Traditional IRAs, which may apply, provide that an excess contribution ("regular" or rollover) which is withdrawn before the time for filing your Federal income tax return for the tax year (including extensions) is not includable in income and is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Premature Distributions"), provided any earnings attributable to the excess contribution are also withdrawn. The withdrawn earnings on the excess contribution, however, could be includable in your gross income for the tax year in which the excess contribution from which they arose was made and could be subject to the 10% penalty tax.

As of the date of this prospectus, pending legislation, if enacted, would provide that a taxpayer has up until the due date of the Federal income tax return for a tax year (including extensions) to correct an excess contribution to a Roth IRA by doing a trustee-to-trustee transfer to a Traditional IRA of the excess contribution and the applicable earnings, as long as no deduction is taken for the contribution. There can be no assurance that such pending legislation will be enacted or will not be modified. Please consult your tax adviser for information on the status of any legislation concerning Roth IRAs.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The taxable portion of distributions from a Roth IRA made before you reach age 59 1/2 will be subject to an additional 10% Federal income tax penalty unless one of the following exceptions applies. There are exceptions for:

o Your death,

o Your disability,

o Distributions used to pay certain extraordinary medical expenses,

o Distributions used to pay medical insurance premiums for certain unemployed individuals,

o Substantially equal payments made at least annually over your life (or your life expectancy), or over the lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method,

o "Qualified first-time homebuyer distributions" as defined in the Code, and

o Distributions used to pay specified higher education expenses as defined in the Code.

Under legislation pending as of the date of this prospectus, if amounts converted from a Traditional IRA to a Roth IRA are withdrawn in the five-year period beginning with the year of conversion, to the extent attributable to amounts that were includable in income due to the conversion transaction, the amount withdrawn from the Roth IRA would be subject to the 10% early withdrawal penalty, EVEN IF THE AMOUNT WITHDRAWN FROM THE ROTH IRA IS NOT INCLUDABLE IN INCOME BECAUSE OF THE RECOVERY-OF-INVESTMENT FIRST RULE. However, if the recipient is eligible for one of the penalty exceptions described above (e.g., being age 59 1/2 or older) no penalty will apply.

Such pending legislation also provides that an additional 10% penalty applies, apparently without exception, to withdrawals allocable to 1998 conversion transactions before the five-year exclusion date, in order to recapture the benefit of the prorated inclusion of Traditional IRA conversion income over the four-year period. See "Contributions to Roth IRAs -- Conversion Rollover Contributions to Roth IRAs." It is not known whether this legislation will be enacted in its current form, but it could be retroactive to January 1, 1998.

Because Roth IRAs have only been recently approved, you should consult with your tax adviser as to whether they are an appropriate investment vehicle for you.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Equitable Life is required to withhold Federal income tax from Traditional IRA distributions and the taxable portion of payments from annuity contracts, unless the recipient elects not to be subject to income tax withholding. Withholding may also apply to taxable amounts paid under a free look or cancellation. No withholding is required on distributions which are not taxable (for example, a direct transfer from one Roth IRA to another Roth IRA you own). In the case of distributions from a Roth IRA, we may not be able to calculate the portion of the distribution (if any) subject to tax. We may be required to withhold on the gross amount of the distribution unless you elect out of withholding as described below.

The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. See your tax adviser if you think you may be affected by such rules.

Any income tax withheld is a credit against your income tax liability. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments from the Certificates made to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.

A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than the Certificate Owner, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities and individual retirement arrangements. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----

Part 1: Minimum Distribution Withdrawals - Traditional IRA Certificates       2

Part 2: Accumulation Unit Values                                              2

Part 3: Annuity Unit Values                                                   2

Part 4: Custodian and Independent Accountants                                 3

Part 5: Alliance Money Market and Alliance Intermediate
        Government Securities Fund Yield Information                          3

Part 6: Long-Term Market Trends                                               5

Part 7: Financial Statements                                                  7


        HOW TO OBTAIN A ROLLOVER IRA STATEMENT OF ADDITIONAL INFORMATION
                          FOR SEPARATE ACCOUNT NO. 45

                           Send this request form to:
                                 Equitable Life
                                 Income Management Group
                                 P.O. Box 1547
                                 Secaucus, NJ 07096-1547

Please send me a Rollover IRA SAI dated May 1, 1997 as supplemented on December 31, 1997 for the Rollover IRA and Choice Income Plan Prospectus dated October 17, 1996, as supplemented on May 1, 1997 and December 31, 1997.

         |_| SAI and Supplement             |_| Supplement only

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                        State                    Zip

                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
                  INCOME MANAGER(R) ACCUMULATOR(SM) PROSPECTUS
       DATED OCTOBER 17, 1996, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1997

This supplement dated December 31, 1997, updates certain information in the Accumulator prospectus dated October 17, 1996, as previously supplemented on May 1, 1997, of The Equitable Life Assurance Society of the United States (EQUITABLE
LIFE). You should read this supplement in conjunction with the prospectus and May 1, 1997 supplement. You should keep the supplements and the prospectus for future reference. We have filed with the Securities and Exchange Commission
(SEC) a supplement dated December 31, 1997 to our statement of additional information (SAI) dated May 1, 1997. If you do not presently have a copy of the prospectus and May 1, 1997 supplement, you may obtain additional copies, as well as copies of the SAI and SAI supplement, from us, free of charge, if you write to Equitable Life, Income Management Group, P.O. Box 1547, Secaucus, NJ 07096-1547, call (800) 789-7771 or if you only need a copy of the SAI or SAI supplement, you may mail in the SAI request form located at the end of this supplement. The SAI and SAI supplement have been incorporated by reference into this supplement.

In this supplement, each section of the prospectus and/or May 1, 1997 supplement in which a change has been made is identified and the number of each page on which a change occurs is also noted. Special terms used in the prospectus have the same meaning in the supplements unless otherwise noted.

ON THE FIRST PAGE OF THE MAY 1, 1997 SUPPLEMENT WHERE PROSPECTUS COVER PAGE REVISIONS ARE NOTED:

THE SECOND SENTENCE IN THE FIRST PARAGRAPH IS REPLACED BY THE FOLLOWING
SENTENCE:

These Investment Options include 24 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

THE INVESTMENT FUNDS CHART IS REPLACED BY THE FOLLOWING CHART:

--------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth
 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index
 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------

FOLLOWING THE INVESTMENT FUNDS CHART, THE SENTENCE ADDED TO THE END OF THE FIFTH PARAGRAPH IS REPLACED BY THE FOLLOWING SENTENCE:

The Guarantee Periods currently available have Expiration Dates of February 15 in years 1999 through 2008.

THROUGHOUT THE PROSPECTUS AND SUPPLEMENTS ANY REFERENCE TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS REFER TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS SET FORTH ABOVE.

--------------------------------------------------------------------------------
 Copyright 1997 The Equitable Life Assurance Society of the United States, New
   York, New York 10104. All rights reserved. Income Manager is a registered service mark and Accumulator is a service mark of The Equitable Life Assurance
                         Society of the United States.

IM-98-2 ACC

PAGES 3 AND 4 OF THE MAY 1, 1997 SUPPLEMENT ARE REPLACED BY THE FOLLOWING
INFORMATION:

                                    FEE TABLE

The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 6: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 4, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. However, if there is insufficient value in the Investment Funds, all or portion of the distribution fee and the annual contract fee, if any, will be deducted from your Annuity Account Value in the Guaranteed Period Account rather than from the Investment Funds. See "Part 6: Deduction and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 4: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------
DISTRIBUTION FEE (SALES LOAD) AS A PERCENTAGE OF EACH CONTRIBUTION RECEIVED DURING THE FIRST
  CONTRACT YEAR (deducted annually on each of the first seven Processing Dates)(1) .......................0.20%

                                                                                           CONTRACT
                                                                                             YEAR
                                                                                             ----
WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (percentage deducted upon                   1..........7.00%
  surrender or for certain withdrawals.  The applicable withdrawal charge percentage           2..........6.00
  determined by the Contract Year in which the withdrawal is made or the Certificate           3..........5.00
  is surrendered beginning with "Contract Year 1" with respect to each contribution            4..........4.00
  is withdrawn or surrendered.  For each contribution, the Contract Year in which              5..........3.00
  we receive that contribution is "Contract Year 1")(2)                                        6..........2.00
                                                                                               7..........1.00
                                                                                               8+.........0.00

                                                                                           COMBINED       GMDB
                                                                                           GMDB/GMIB      ONLY
                                                                                            BENEFIT      BENEFIT
                                                                                           (PLAN A)     (PLAN B)
                                                                                           --------     --------
GMDB/GMIB CHARGES (percentage deducted annually on each Processing
  Date as a percentage of the guaranteed minimum death benefit then in effect)(3)............0.45%        0.20%

ANNUAL CONTRACT FEE (DEDUCTED FROM ANNUITY ACCOUNT VALUE ON EACH PROCESSING DATE(4)
-----------------------------------------------------------------------------------
  If the initial contribution is less than $25,000......................................................$30
  If the initial contribution is $25,000 or more.........................................................$0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
------------------------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK CHARGE.......................................................................0.90%
  TOTAL ASSET BASED ADMINISTRATIVE CHARGE.................................................................0.25%
                                                                                                         -----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...............................................................1.15%
                                                                                                         =====

----------
See footnotes on next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

                                                                     INVESTMENT PORTFOLIOS
                                            -----------------------------------------------------------------------
                                            ALLIANCE           ALLIANCE      ALLIANCE        ALLIANCE
                                          CONSERVATIVE          GROWTH       GROWTH &         COMMON        ALLIANCE
HR TRUST                                    INVESTORS          INVESTORS      INCOME           STOCK         GLOBAL
--------                                    ---------          ---------      ------           -----         ------
Investment Management and Advisory Fee        0.48%              0.53%         0.55%           0.38%          0.65%
Other Expenses                                0.07%              0.06%         0.05%           0.03%          0.08%
                                              ----               ----          ----            ----           ----
   TOTAL HR TRUST ANNUAL EXPENSES(5)          0.55%              0.59%         0.60%           0.41%          0.73%
                                              ====               ====          ====            ====           ====

                                                                                                   ALLIANCE
                                                        ALLIANCE      ALLIANCE       ALLIANCE    INTERMEDIATE   ALLIANCE
                                          ALLIANCE     AGGRESSIVE       SMALL          MONEY      GOVERNMENT      HIGH
HR TRUST                                INTERNATIONAL     STOCK      CAP GROWTH       MARKET      SECURITIES      YIELD
--------                                -------------     -----      ----------       ------      ----------      -----
Investment Management and Advisory Fee      0.90%          0.55%        0.90%         0.35%          0.50%        0.60%
Other Expenses                              0.18%          0.03%        0.10%         0.04%          0.09%        0.06%
                                            ----           ----         ----          ----           ----         ----
   TOTAL HR TRUST ANNUAL EXPENSES(5)        1.08%          0.58%        1.00%         0.39%          0.59%        0.66%
                                            ====           ====         ====          ====           ====         ====

                                                                         BT             MFS                      MERRILL
                                                        BT SMALL    INTERNATIONAL    EMERGING                     LYNCH
                                        BT EQUITY 500    COMPANY       EQUITY         GROWTH          MFS      BASIC VALUE
EQ TRUST                                    INDEX         INDEX         INDEX        COMPANIES     RESEARCH      EQUITY
--------                                    -----         -----         -----        ---------     --------      ------
Investment Management and Advisory Fee      0.25%          0.25%        0.35%         0.55%          0.55%        0.55%
12b-1 Fee(6)                                0.25%          0.25%        0.25%         0.25%          0.25%        0.25%
Other Expenses                              0.05%          0.10%        0.20%         0.05%          0.05%        0.05%
                                            ----           ----         ----          ----           ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(7)        0.55%          0.60%        0.80%         0.85%          0.85%        0.85%
                                            ====           ====         ====          ====           ====         ====

                                                     MORGAN                                                       WARBURG
                                         MERRILL     STANLEY                             T. ROWE     T. ROWE      PINCUS
                                          LYNCH     EMERGING                EQ/PUTNAM     PRICE       PRICE        SMALL
                                          WORLD      MARKETS    EQ/PUTNAM   GROWTH &     EQUITY   INTERNATIONAL   COMPANY
EQ TRUST                                STRATEGY     EQUITY     BALANCED     INCOME      INCOME       STOCK        VALUE
--------                                --------     ------     --------     ------      ------       -----        -----
Investment Management and Advisory Fee   0.70%        1.15%       0.55%       0.55%       0.55%       0.75%        0.65%
12b-1 Fee(6)                             0.25%        0.25%       0.25%       0.25%       0.25%       0.25%        0.25%
Other Expenses                           0.25%        0.35%       0.10%       0.05%       0.05%       0.20%        0.10%
                                         ----         ----        ----        ----        ----        ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(7)     1.20%        1.75%       0.90%       0.85%       0.85%       1.20%        1.00%
                                         ====         ====        ====        ====        ====        ====         ====

----------
Notes:

(1) The amount deducted is based on contributions that have not been withdrawn. See "Part 6: Deductions and Charges," "Distribution Fee."

(2) Deducted upon a withdrawal with respect to amounts in excess of the 15% free corridor amount, and upon a surrender. See "Part 6: Deductions and Charges," "Withdrawal Charge." We reserve the right to impose an administrative charge of the lesser of $25 and 2.0% of the amount withdrawn for each Lump Sum Withdrawal after the fifth in a Contract Year. See "Withdrawal Processing Charge" also in Part 6.

(3) The guaranteed minimum death benefit (GMDB) is described under "Death Benefit," "GMDB" and the guaranteed minimum income benefit (GMIB) is described under "GMIB" both of which are in Part 5. See "Part 6: Deductions and Charges," "Charges for Combined GMDB/GMIB Benefit (Plan A) and Charges for GMDB Only Benefit (Plan B)."

(4) This charge is incurred at the beginning of the Contract Year and deducted on the Processing Date. See "Part 6: Deductions and Charges," "Annual Contract Fee."

(5) The amounts shown for the Portfolios of HR Trust (other than Alliance Small Cap Growth) have been restated to reflect advisory fees which went into effect as of May 1, 1997. "Other Expenses" are based on average daily net assets in each Portfolio during 1996. The amounts shown for the Alliance Small Cap Growth Portfolio are estimated for 1997 as this Portfolio commenced operations on May 1, 1997. The investment management and advisory fees for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in Part 6.

(6) The Class IB shares of EQ Trust are subject to fees imposed under a distribution plan (herein, the "Rule 12b-1 Plan") adopted by EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Certificates.

(7) The EQ Trust Portfolios had no operations prior to May 1, 1997. Therefore, the amounts shown for "Other Expenses" for these Portfolios are estimated. The MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios of EQ Trust commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997 (and was offered under this prospectus as of September 2, 1997). The BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios commenced operations on December 31, 1997. The maximum investment management and advisory fees for each EQ Trust Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses but, pursuant to agreement, cannot together with other fees exceed total annual expense limitations (which are the respective amounts shown in "Total Annual Expenses"). Absent the expense limitation, we estimate that the other expenses for 1998 for each Portfolio would be 0.285% for BT Equity 500 Index; 0.231% for BT Small Company Index; 0.472% for BT International Equity Index; 0.412% for EQ/Putnam Balanced; 0.262% for EQ/Putnam Growth & Income Value; 0.242% for MFS Emerging Growth Companies; 0.234% for MFS Research; 0.247% for Merrill Lynch Basic Value Equity; 0.497% for Merrill Lynch World Strategy; 0.461% for Morgan Stanley Emerging Markets Equity; 0.235% for T. Rowe Price Equity Income; 0.422% for T. Rowe Priced International Stock; and 0.191% for Warburg Pincus Small Company Value. See "EQ Trust Charges to Portfolios" in Part 6.

ON PAGE 5 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EXAMPLES" ADD THE FOLLOWING INFORMATION UNDER EQ TRUST:

IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS      1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                  ------     -------    -------   --------      ------     -------    -------   --------
BT Equity 500 Index               $90.26    $125.78       --         --         $27.03     $83.14       --         --
BT Small Company Index             90.75     127.28       --         --          27.52      84.63       --         --
BT International Equity Index      92.74     133.25       --         --          29.51      90.62       --         --

ON PAGE 6 OF THE MAY 1, 1997 SUPPLEMENT ADD THE FOLLOWING INFORMATION UNDER EQ
TRUST:

                                  1 YEAR     3 YEARS    5 YEARS   10 YEARS      1 YEAR     3 YEARS    5 YEARS   10 YEARS
                                  ------     -------    -------   --------      ------     -------    -------   --------
BT Equity 500 Index               $90.26    $120.46       --         --         $24.38     $74.85       --         --
BT Small Company Index             90.75     121.96       --         --          24.87      76.34       --         --
BT International Equity Index      92.74     127.95       --         --          26.86      82.34       --         --

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT REPLACE THE INFORMATION UNDER "CONDENSED FINANCIAL INFORMATION" WITH THE FOLLOWING INFORMATION:

ACCUMULATION UNIT VALUES

Equitable Life commenced the offering of the Certificates on May 1, 1995. The following table shows the Accumulation Unit Values, as of May 1, 1995 and the last Business Day of the periods shown. No Accumulation Unit Values are shown for the Alliance Small Cap Growth and Alliance High Yield Funds, and the Investment Funds investing in Class IB shares of EQ Trust Portfolios as such Funds were first offered in 1997.

                                                                LAST BUSINESS DAY OF
                                 -----------------------------------------------------------------------------------
HR TRUST                         MAY 1, 1995           DECEMBER 1995           DECEMBER 1996           NOVEMBER 1997
--------                         -----------           -------------           -------------           -------------
Alliance Conservative
  Investors                     $ 14.647383           $ 16.549050              $ 17.209382             $ 19.050075
Alliance Growth Investors         20.073331             23.593613                26.260729               29.994648
Alliance Growth &
  Income                          10.376155             11.989601                14.231408               17.506722
Alliance Common Stock            102.335691            124.519251               152.955877              188.510944
Alliance Global                   19.478146             22.293921                25.253538               27.481079
Alliance International            10.125278             11.033925                11.976127               11.606472
Alliance Aggressive Stock         44.025496             54.591448                65.938687               72.992152
Alliance Money Market             23.150932             23.830754                24.810781               25.757675
Alliance Intermediate
  Government Securities           12.498213             13.424767                11.976127               14.506815

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT UNDER REVISIONS FOR "EQUITABLE LIFE" REPLACE THE SECOND AND THIRD PARAGRAPHS WITH THE FOLLOWING PARAGRAPHS:

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (THE HOLDING COMPANY). The largest shareholder the Holding Company is AXA-UAP (AXA). As of September 30, 1997, AXA beneficially owned 59.0% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $272.7 billion of assets as of September 30, 1997.

ON PAGE 8 OF THE MAY 1, 1997 SUPPLEMENT:

UNDER REVISIONS FOR "THE TRUST'S INVESTMENT ADVISOR" REPLACE THE SENTENCE WITH THE FOLLOWING SENTENCE:

On September 30, 1997, Alliance was managing approximately $217.3 billion in assets.

UNDER "EQ TRUST'S MANAGER AND ADVISERS" INSERT THE FOLLOWING SENTENCE AT THE END OF THE THIRD PARAGRAPH:

EQ Financial has also entered into an investment advisory agreement with Bankers Trust Company, who serves as adviser to the BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios.

ON PAGES 8 TO 10 OF THE MAY 1, 1997 SUPPLEMENT, AND ON PAGE 13 OF THE PROSPECTUS UNDER "INVESTMENT POLICIES AND OBJECTIVES OF TRUST'S PORTFOLIOS" REPLACE THE SECTION WITH THE FOLLOWING INFORMATION:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this supplement. Please read the prospectuses for each of the trust carefully before investing.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Conservative         Diversified mix of publicly traded                High total return without, in the
Investors                     equity and debt securities.                       adviser's opinion, undue risk to
                                                                                principal

Alliance Growth Investors     Diversified mix of publicly traded                High total return consistent with
                              equity and fixed-income securities,               the adviser's determination of
                              including at times common stocks                  reasonable risk
                              issued by intermediate- and
                              small-sized companies and at times
                              lower-quality fixed-income securities
                              commonly known as "junk bonds."

Alliance Growth & Income      Primarily income producing common                 High total return through a
                              stocks and securities convertible                 combination of current income and
                              into common stocks.                               capital appreciation

Alliance Common Stock         Primarily common stock and                        Long-term growth of capital and
                              equity-type instruments.                          increasing income

Alliance Global               Primarily equity securities of                    Long-term growth of capital
                              non-United States as well as United
                              States companies.

Alliance International        Primarily equity  securities                      Long-term growth of capital
                              principally to permit  participation
                              in non-United  States companies with
                              prospects for growth.

Alliance Aggressive  Stock    Primarily  common stocks and  other               Long-term   growth  of  capital
                              equity-type securities issued by quality
                              small- and intermediate-sized companies with
                              strong growth prospects and in covered
                              options on those securities.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Small Cap Growth     Primarily U.S. common stocks and                  Long-term growth of capital
                              other equity-type securities issued
                              by smaller companies that, in the
                              opinion of the adviser, have
                              favorable growth prospects.

Alliance Money Market         Primarily high-quality U.S.                       High level of current income while
                              dollar-denominated money market                   preserving assets and maintaining
                              instruments.                                      liquidity

Alliance Intermediate         Primarily debt securities issued or               High current income consistent
Government Securities         guaranteed as to principal and                    with relative stability of
                              interest by the U.S. government or                principal
                              any of its agencies or
                              instrumentalities. Each investment
                              will have a final maturity of not
                              more than 10 years or a duration not
                              exceeding that of a 10-year Treasury
                              note.

Alliance High Yield           Primarily a diversified mix of                    High return by maximizing current
                              high-yield, fixed-income securities               income and, to the extent
                              which generally involve greater                   consistent with that objective,
                              volatility of price and risk of                   capital appreciation
                              principal and income than
                              higher-quality fixed-income
                              securities.  Lower-quality debt
                              securities are commonly known as
                              "junk bonds."

EQ TRUST PORTFOLIO
------------------
BT Equity 500 Index           Invest in a specifically selected                 Replicate as closely as possible
                              sample of the 500 stocks included in              (before the deduction of Portfolio
                              the Standard & Poor's 500 Composite               expenses) the total return of the
                              Stock Price Index ("S&P 500").                    S&P 500

BT Small Company Index        Invest in a statistically selected                Replicate as closely as  possible
                              sample of the 2,000 stocks included               (before the deduction of Portfolio
                              in the Russell 2000 Small Stock Index             expenses) the total return of the
                              ("Russell 2000").                                 Russell 2000

BT International Equity       Invest in a statistically selected                Replicate as closely as possible
Index                         sample of the securities of companies             (before the deduction of Portfolio
                              included in the Morgan Stanley                    expenses) the total return of the
                              Capital International Europe,                     EAFE
                              Australia, Far East Index ("EAFE"),
                              although not all companies within a country
                              will be represented in the Portfolio at the
                              same time.

MFS Emerging Growth           Primarily (i.e., at least 80% of its              Long-term growth of capital
Companies                     assets under normal circumstances) in
                              common stocks of emerging growth companies
                              that the Portfolio adviser believes are
                              early in their life cycle but which have
                              the potential to become major enterprises.

EQ TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
MFS Research                  A Substantial portion of assets                   Long-term growth of capital and
                              invested in common stock or                       future income
                              securities convertible into common
                              stock of companies believed by the
                              Portfolio adviser to possess better
                              than average prospects for long-term
                              growth.

Merrill Lynch Basic Value     Investment in securities, primarily               Capital appreciation and
Equity                        equities, that the Portfolio adviser              secondarily, income
                              believes are undervalued and
                              therefore represent basic investment
                              value.

Merrill Lynch World           Investment primarily in a portfolio               High total investment return
Strategy                      of equity and fixed-income
                              securities, including convertible
                              securities, of U.S. and foreign
                              issuers.

Morgan Stanley Emerging       Primarily equity securities of                    Long-term capital appreciation
Markets Equity                emerging market country issuers with
                              a focus on those in which  the  Portfolio's
                              adviser believes the economies are
                              developing strongly and in which the
                              markets are becoming more sophisticated.

EQ/Putnam Balanced            A well-diversified portfolio of                   Balanced  investment
                              stocks and bonds that will  produce
                              both capital growth and current income.

EQ/Putnam Growth & Income     Primarily common stocks that offer                Capital growth and, secondarily,
Value                         potential for capital growth and may,             current income
                              consistent with the Portfolio's investment
                              objective, invest in common stocks that
                              offer potential for current income.

T. Rowe Price Equity Income   Primarily dividend paying common                  Substantial dividend income and
                              stocks of established companies.                  also capital appreciation

T. Rowe Price International   Primarily common stocks of                        Long-term growth of capital
Stock                         established non-United States
                              companies.

Warburg Pincus Small          Primarily in portfolio of equity                  Long-term capital appreciation
Company Value                 securities of small capitalization
                              companies (i.e., companies having market
                              capitalizations of $1 billion or less at
                              the time of initial purchase that the
                              Portfolio adviser considers to be
                              relatively undervalued.

ON PAGE 23 OF THE PROSPECTUS UNDER "METHODS OF PAYMENT" INSERT THE FOLLOWING AT THE END OF THE SECTION:

Automatic Investment Program

Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account, or credit union checking account and to be contributed as a subsequent contribution into an Accumulator Certificate on a monthly or quarterly basis. The minimum amount that will be deducted is $100 monthly and $300 quarterly. AIP subsequent contributions may be made to any Investment Option available under your Certificate. You may elect AIP by properly completing the appropriate form, which is available from your agent, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th or 31st) you wish to have your bank account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date.

You may cancel AIP at any time by notifying our Processing Office in writing at least two business day prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.

ON PAGE 26 OF THE PROSPECTUS BEFORE THE "WITHDRAWAL OPTIONS" SECTION INSERT THE
FOLLOWING:

REBALANCING

We currently offer a rebalancing program under which you authorize us to automatically transfer your Annuity Account Value among the Investment Funds selected by you in order to maintain a particular percentage allocation in such Investment Funds. You select the period of time at the end of which the transfers will take place. The period of time may be quarterly, semi-annually, or annually on a Contract Year basis. The Annuity Account Value allocated to each selected Investment Fund will grow or decline in value at different rates during each time period, and Rebalancing automatically reallocates the Annuity Account Value in the chosen Investment Funds at the end of each period to the specified allocation percentages. Rebalancing is intended to transfer specified portions of the Annuity Account Value from those chosen Investment Funds that have increased in value to those chosen Investment Funds that have declined in value. The transfers to and from each chosen Investment Fund will be made at the Accumulation Unit Value next computed after the Transaction Date. Rebalancing is not available for amounts in the Guaranteed Period Account. Rebalancing does not assure a profit or protect against a loss in declining markets and should be periodically reviewed as your needs may change. You may want to discuss the rebalancing program with your financial adviser before electing such program.

You may elect the rebalancing program at any time by submitting your request in a written form satisfactory to us. Rebalancing will be on the same day of the month as the Contract Date.

You may change your rebalancing allocation percentages or cancel this program at any time by submitting a request in a form satisfactory to us. Such request must be received at our Processing Office at least seven days before the next scheduled rebalancing date. A transfer request from you while the rebalancing program is in effect, will cancel the rebalancing program. You must then submit a new request in a written form satisfactory to us to start the rebalancing program again.

Rebalancing may not be elected if a Dollar Cost Averaging program (discussed above) is in effect.

ON PAGE 15 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EQ TRUST CHARGES TO PORTFOLIOS"

ADD THE FOLLOWING INFORMATION TO THE TABLE:

                                      AVERAGE DAILY NET ASSETS
                                      ------------------------
BT Equity 500 Index                            0.25%
BT Small Company Index                         0.25%
BT International Equity Index                  0.35%

ADD THE FOLLOWING SENTENCE TO THE END OF THE PARAGRAPH WHICH FOLLOWS THE ABOVE
TABLE:

EQ Financial has also agreed to waive or limit its fees and to assume other expenses so that the total operating expenses of each Bankers Trust Portfolio are limited to: 0.55% of the respective average daily net assets of the BT Equity 500 Index Portfolio; 0.60% for the BT Small Company Index Portfolio; and 0.80% for the BT International Equity Index Portfolio.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----

Part 1:  Accumulation Unit Values                                            2

Part 2:  Annuity Unit Values                                                 2

Part 3:  Custodian and Independent Accountants                               3

Part 4:  Alliance Money Market and Alliance Intermediate
         Government Securities Fund Yield Information                        3

Part 5:  Long-Term Market Trends                                             5

Part 6:  Financial Statements                                                7


        HOW TO OBTAIN AN ACCUMULATOR STATEMENT OF ADDITIONAL INFORMATION
                          FOR SEPARATE ACCOUNT NO. 45

                           Send this request form to:
                                 Equitable Life
                                 Income Management Group
                                 P.O. Box 1547
                                 Secaucus, NJ 07096-1547


Please send me an Accumulator SAI dated May 1, 1997 as supplemented December 31, 1997 for the Accumulator Prospectus dated October 17, 1996 as supplemented on May 1, 1997 and December 31, 1997:

         |_| SAI and Supplement             |_| Supplement only


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                        State                     Zip

                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
        INCOME MANAGER(R) ROLLOVER IRA AND CHOICE INCOME PLAN PROSPECTUS
          DATED MAY 1, 1996, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1997

This supplement dated December 31, 1997, updates certain information in the Rollover IRA prospectus dated May 1, 1996, as previously supplemented on May 1, 1997, of The Equitable Life Assurance Society of the United States (EQUITABLE
LIFE). You should read this supplement in conjunction with the prospectus and May 1, 1997 supplement. You should keep the supplements and the prospectus for future reference. We have filed with the Securities and Exchange Commission
(SEC) a supplement dated December 31, 1997 to our statement of additional information (SAI) dated May 1, 1997. If you do not presently have a copy of the prospectus and May 1, 1997 supplement, you may obtain additional copies, as well as copies of the SAI and SAI supplement, from us, free of charge, if you write to Equitable Life, Income Management Group, P.O. Box 1547, Secaucus, NJ 07096-1547, call (800) 789-7771 or if you only need a copy of the SAI or SAI supplement, you may mail in the SAI request form located at the end of this supplement. The SAI and SAI supplement have been incorporated by reference into this supplement.

In this supplement, each section of the prospectus and/or May 1, 1997 supplement in which a change has been made is identified and the number of each page on which a change occurs is also noted. Special terms used in the prospectus have the same meaning in the supplements unless otherwise noted.

ON THE FIRST PAGE OF THE MAY 1, 1997 SUPPLEMENT WHERE PROSPECTUS COVER PAGE REVISIONS ARE NOTED:

THE SECOND SENTENCE IN THE FIRST PARAGRAPH IS REPLACED BY THE FOLLOWING
SENTENCE:

These Investment Options include 24 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

THE INVESTMENT FUNDS CHART IS REPLACED BY THE FOLLOWING CHART:

--------------------------------------------------------------------------------------------------------------
                           EQUITY SERIES
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth
 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index
 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------

FOLLOWING THE INVESTMENT FUNDS CHART, THE SENTENCE ADDED TO THE END OF THE FIFTH PARAGRAPH IS REPLACED BY THE FOLLOWING SENTENCE:

The Guarantee Periods currently available have Expiration Dates of February 15 in years 1999 through 2008 under the Rollover IRA and 1999 through 2012 under the Choice Income Plan. The Guarantee Period maturing on February 15, 2013 will become available under the IRA Assured Payment Option and IRA APO Plus on January 2, 1998.

THROUGHOUT THE PROSPECTUS AND SUPPLEMENTS ANY REFERENCE TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS REFER TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS SET FORTH ABOVE.

--------------------------------------------------------------------------------
 Copyright 1997 The Equitable Life Assurance Society of the United States, New
   York, New York 10104. All rights reserved. Income Manager is a registered service mark of The Equitable Life Assurance Society of the United States.

IM-98-3 IRA

ON PAGES 4 AND 5 OF THE PROSPECTUS UNDER "GENERAL TERMS"

REPLACE THE DEFINITION FOR "IRA" WITH THE FOLLOWING DEFINITION:

IRA - An individual retirement annuity, as defined in Section 408(b) of the Code. There are two types of IRAs, a traditional IRA, and a Roth IRA which must also meet the requirements of Section 408A of the Code.

INSERT THE FOLLOWING DEFINITIONS AT THE END OF THE SECTION:

ROTH IRA - An IRA which must be funded on an after-tax basis, the distributions from which may be tax free under specified circumstances.

TRADITIONAL IRA - An IRA which is generally purchased with pre-tax contributions, the distributions from which are treated as taxable.

PAGES 3 AND 4 OF THE MAY 1, 1997 SUPPLEMENT ARE REPLACED BY THE FOLLOWING
INFORMATION:

                                    FEE TABLE

The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 7: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 4, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. However, if there is insufficient value in the Investment Funds, all or portion of the distribution fee and the annual contract fee, if any, will be deducted from your Annuity Account Value in the Guaranteed Period Account rather than from the Investment Funds. See "Part 7: Deduction and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 4: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------
DISTRIBUTION FEE (SALES LOAD) AS A PERCENTAGE OF EACH CONTRIBUTION RECEIVED DURING THE FIRST
  CONTRACT YEAR (deducted annually on each of the first seven Processing Dates)(1) ...................0.20%

                                                                                        CONTRACT
                                                                                          YEAR
                                                                                          ----
WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (percentage deducted upon               1..........7.00%
  surrender or for certain withdrawals.  The applicable withdrawal charge percentage       2..........6.00
  determined by the Contract Year in which the withdrawal is made or the Certificate       3..........5.00
  is surrendered beginning with "Contract Year 1" with respect to each contribution        4..........4.00
  is withdrawn or surrendered.  For each contribution, the Contract Year in which          5..........3.00
  we receive that contribution is "Contract Year 1")(2)                                    6..........2.00
                                                                                           7..........1.00
                                                                                           8+.........0.00

TRANSFER CHARGE(3)...................................................................................$0.00

GUARANTEED MINIMUM DEATH BENEFIT CHARGE (percentage deducted annually on each
  Processing Date as a percentage of the guaranteed minimum death benefit then in effect)(4) .................................................................................0.20%

ANNUAL CONTRACT FEE (DEDUCTED FROM ANNUITY ACCOUNT VALUE ON EACH PROCESSING DATE)(5)
------------------------------------------------------------------------------------
  If the initial contribution is less than $25,000..................................................$30
  If the initial contribution is $25,000 or more.....................................................$0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
------------------------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK CHARGE...................................................................0.90%
  TOTAL ASSET BASED ADMINISTRATIVE CHARGE.............................................................0.25%
                                                                                                     -----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...........................................................1.15%
                                                                                                     =====

----------
Notes:

(1) The amount deducted is based on contributions that have not been withdrawn. The distribution fee will not apply while the IRA Assured Payment Option of IRA APO Plus is in effect. See "Part 7: Deductions and Charges," "Distribution Fee." Under Certificates issued prior to May 1, 1996, the distribution fee is 0%.

(2) Deducted upon a withdrawal with respect to amounts in excess of the 15% (10% under the IRA Assured Payment Option and IRA APO Plus) free corridor amount, and upon a surrender. See "Part 7: Deductions and Charges," "Withdrawal Charge."

(3) We reserve the right to impose a charge in the future at a maximum of $25 for each transfers among the Investment Options in excess of five per Contract Year.

(4) See "Part 7: Deductions and Charges," "Guaranteed Minimum Death Benefit Charge."

(5) This charge is incurred at the beginning of the Contract Year and deducted on the Processing Date. See "Part 7: Deductions and Charges," "Annual Contract Fee."

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

                                                                     INVESTMENT PORTFOLIOS
                                            -----------------------------------------------------------------------
                                            ALLIANCE           ALLIANCE      ALLIANCE        ALLIANCE
                                          CONSERVATIVE          GROWTH       GROWTH &         COMMON        ALLIANCE
HR TRUST                                    INVESTORS          INVESTORS      INCOME           STOCK         GLOBAL
--------                                  ------------          ------       --------         ------        --------
Investment Management and Advisory Fee        0.48%              0.53%         0.55%           0.38%          0.65%
Other Expenses                                0.07%              0.06%         0.05%           0.03%          0.08%
                                              ----               ----          ----            ----           ----
   TOTAL HR TRUST ANNUAL EXPENSES(6)          0.55%              0.59%         0.60%           0.41%          0.73%
                                              ====               ====          ====            ====           ====

                                                                                                   ALLIANCE
                                                        ALLIANCE      ALLIANCE       ALLIANCE    INTERMEDIATE   ALLIANCE
                                          ALLIANCE     AGGRESSIVE       SMALL          MONEY      GOVERNMENT      HIGH
HR TRUST                                INTERNATIONAL     STOCK      CAP GROWTH       MARKET      SECURITIES      YIELD
--------                                -------------     -----      ----------       ------      ----------      -----
Investment Management and Advisory Fee      0.90%          0.55%        0.90%         0.35%          0.50%        0.60%
Other Expenses                              0.18%          0.03%        0.10%         0.04%          0.09%        0.06%
                                            ----           ----         ----          ----           ----         ----
   TOTAL HR TRUST ANNUAL EXPENSES(6)        1.08%          0.58%        1.00%         0.39%          0.59%        0.66%
                                            ====           ====         ====          ====           ====         ====

                                                                         BT             MFS                      MERRILL
                                                        BT SMALL    INTERNATIONAL    EMERGING                     LYNCH
                                        BT EQUITY 500    COMPANY       EQUITY         GROWTH          MFS      BASIC VALUE
EQ TRUST                                    INDEX         INDEX         INDEX        COMPANIES     RESEARCH      EQUITY
--------                                    -----         -----         -----        ---------     --------      ------
Investment Management and Advisory Fee      0.25%          0.25%        0.35%         0.55%          0.55%        0.55%
12b-1 Fee(7)                                0.25%          0.25%        0.25%         0.25%          0.25%        0.25%
Other Expenses                              0.05%          0.10%        0.20%         0.05%          0.05%        0.05%
                                            ----           ----         ----          ----           ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(8)        0.55%          0.60%        0.80%         0.85%          0.85%        0.85%
                                            ====           ====         ====          ====           ====         ====

                                                     MORGAN                                                       WARBURG
                                         MERRILL     STANLEY                             T. ROWE     T. ROWE      PINCUS
                                          LYNCH     EMERGING                EQ/PUTNAM     PRICE       PRICE        SMALL
                                          WORLD      MARKETS    EQ/PUTNAM   GROWTH &     EQUITY   INTERNATIONAL   COMPANY
EQ TRUST                                STRATEGY     EQUITY     BALANCED     INCOME      INCOME       STOCK        VALUE
--------                                --------     ------     --------     ------      ------       -----        -----
Investment Management and Advisory Fee   0.70%        1.15%       0.55%       0.55%       0.55%       0.75%       0.65
12b-1 Fee(7)                             0.25%        0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
Other Expenses                           0.25%        0.35%       0.10%       0.05%       0.05%       0.20%       0.10%
                                         ----         ----        ----        ----        ----        ----        ----
   TOTAL EQ TRUST ANNUAL EXPENSES(8)     1.20%        1.75%       0.90%       0.85%       0.85%       1.20%       1.00%
                                         ====         ====        ====        ====        ====        ====        ====

----------
Notes:

(6) The amounts shown for the Portfolios of HR Trust (other than Alliance Small Cap Growth) have been restated to reflect advisory fees which went into effect as of May 1, 1997. "Other Expenses" are based on average daily net assets in each Portfolio during 1996. The amounts shown for the Alliance Small Cap Growth Portfolio are estimated for 1997 as this Portfolio commenced operations on May 1, 1997. The investment management and advisory fees for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in Part 7.

(7) The Class IB shares of EQ Trust are subject to fees imposed under a distribution plan (herein, the "Rule 12b-1 Plan") adopted by EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Certificates.

(8) The EQ Trust Portfolios had no operations prior to May 1, 1997. Therefore, the amounts shown for "Other Expenses" for these Portfolios are estimated. The MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios of EQ Trust commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997 (and was offered under this prospectus as of September 2, 1997). The BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios commenced operations on December 31, 1997. The maximum investment management and advisory fees for each EQ Trust Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses but, pursuant to agreement, cannot together with other fees exceed total annual expense limitations (which are the respective amounts shown in "Total Annual Expenses"). Absent the expense limitation, we estimate that the other expenses for 1998 for each Portfolio would be 0.285% for BT Equity 500 Index; 0.231% for BT Small Company Index; 0.472% for BT International Equity Index; 0.412% for EQ/Putnam Balanced; 0.262% for EQ/Putnam Growth & Income Value; 0.242% for MFS Emerging Growth Companies; 0.234% for MFS Research; 0.247% for Merrill Lynch Basic Value Equity; 0.497% for Merrill Lynch World Strategy; 0.461% for Morgan Stanley Emerging Markets Equity; 0.235% for T. Rowe Price Equity Income; 0.422% for T. Rowe Priced International Stock; and 0.191% for Warburg Pincus Small Company Value. See "EQ Trust Charges to Portfolios" in Part 7.

ON PAGE 5 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EXAMPLES" ADD THE FOLLOWING INFORMATION UNDER EQ TRUST:

IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

EQ TRUST                                       1 YEAR              3 YEARS         5 YEARS           10 YEARS
--------                                       ------              -------         -------           --------
BT Equity 500 Index                            $90.26             $120.46            --                 --
BT Small Company Index                          90.75              121.96            --                 --
BT International Equity Index                   92.74              127.95            --                 --

ON PAGE 6 OF THE MAY 1, 1997 SUPPLEMENT ADD THE FOLLOWING INFORMATION UNDER EQ
TRUST:

IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

EQ TRUST                                       1 YEAR              3 YEARS         5 YEARS           10 YEARS
--------                                       ------              -------         -------           --------
BT Equity 500 Index                            $24.38              $74.85            --                 --
BT Small Company Index                          24.87               76.34            --                 --
BT International Equity Index                   26.86               82.34            --                 --

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT REPLACE THE INFORMATION UNDER "CONDENSED FINANCIAL INFORMATION" WITH THE FOLLOWING INFORMATION:

ACCUMULATION UNIT VALUES

Equitable Life commenced the offering of the Certificates on May 1, 1995. The following table shows the Accumulation Unit Values, as of May 1, 1995 and the last Business Day of the periods shown. No Accumulation Unit Values are shown for the Alliance Small Cap Growth and Alliance High Yield Funds, and the Investment Funds investing in Class IB shares of EQ Trust Portfolios as such Funds were first offered in 1997.

                                                                LAST BUSINESS DAY OF
                                 -----------------------------------------------------------------------------------
HR TRUST                         MAY 1, 1995           DECEMBER 1995           DECEMBER 1996           NOVEMBER 1997
--------                         -----------           -------------           -------------           -------------
Alliance Conservative
  Investors                     $ 14.647383           $ 16.549050              $ 17.209382             $ 19.050075
Alliance Growth Investors         20.073331             23.593613                26.260729               29.994648
Alliance Growth &
  Income                          10.376155             11.989601                14.231408               17.506722
Alliance Common Stock            102.335691            124.519251               152.955877              188.510944
Alliance Global                   19.478146             22.293921                25.253538               27.481079
Alliance International            10.125278             11.033925                11.976127               11.606472
Alliance Aggressive Stock         44.025496             54.591448                65.938687               72.992152
Alliance Money Market             23.150932             23.830754                24.810781               25.757675
Alliance Intermediate
  Government Securities           12.498213             13.424767                11.976127               14.506815

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT UNDER REVISIONS FOR "EQUITABLE LIFE" REPLACE THE SECOND AND THIRD PARAGRAPHS WITH THE FOLLOWING PARAGRAPHS:

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (THE HOLDING COMPANY). The largest shareholder the Holding Company is AXA-UAP (AXA). As of September 30, 1997, AXA beneficially owned 59.0% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $272.7 billion of assets as of September 30, 1997.

ON PAGE 8 OF THE MAY 1, 1997 SUPPLEMENT

UNDER REVISIONS FOR "THE TRUST'S INVESTMENT ADVISOR" REPLACE THE SENTENCE WITH THE FOLLOWING SENTENCE:

On September 30, 1997, Alliance was managing approximately $217.3 billion in assets.

UNDER "EQ TRUST'S MANAGER AND ADVISERS" INSERT THE FOLLOWING SENTENCE AT THE END OF THE THIRD PARAGRAPH:

EQ Financial has also entered into an investment advisory agreement with Bankers Trust Company, who serves as adviser to the BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios.

ON PAGE 8 OF THE MAY 1, 1997 SUPPLEMENT, AND ON PAGE 14 OF THE PROSPECTUS UNDER "INVESTMENT POLICIES AND OBJECTIVES OF TRUST'S PORTFOLIOS" REPLACE THE SECTION WITH THE FOLLOWING INFORMATION:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this supplement. Please read the prospectuses for each of the trust carefully before investing.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Conservative         Diversified mix of publicly traded                High total return without, in the
Investors                     equity and debt securities.                       adviser's opinion, undue risk to
                                                                                principal

Alliance Growth Investors     Diversified mix of publicly traded                High total return consistent with
                              equity and fixed-income securities,               the adviser's determination of
                              including at times common stocks                  reasonable risk
                              issued by intermediate- and
                              small-sized companies and at times
                              lower-quality fixed-income securities
                              commonly known as "junk bonds."

Alliance Growth & Income      Primarily income producing common                 High total return through a
                              stocks and securities convertible                 combination of current income and
                              into common stocks.                               capital appreciation

Alliance Common Stock         Primarily common stock and                        Long-term growth of capital and
                              equity-type instruments.                          increasing income

Alliance Global               Primarily equity securities of                    Long-term growth of capital
                              non-United States as well as United
                              States companies.

Alliance International        Primarily equity  securities                      Long-term growth of capital
                              principally to permit  participation
                              in non-United  States companies with
                              prospects for growth.

Alliance Aggressive  Stock    Primarily  common stocks and  other               Long-term   growth  of  capital
                              equity-type securities issued by quality-
                              small- and intermediate-sized companies with
                              strong growth prospects and in covered
                              options on those securities.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Small Cap Growth     Primarily U.S. common stocks and                  Long-term growth of capital
                              other equity-type securities issued
                              by smaller companies that, in the
                              opinion of the adviser, have
                              favorable growth prospects.

Alliance Money Market         Primarily high-quality U.S.                       High level of current income while
                              dollar-denominated money market                   preserving assets and maintaining
                              instruments.                                      liquidity

Alliance Intermediate         Primarily debt securities issued or               High current income consistent
Government Securities         guaranteed as to principal and                    with relative stability of
                              interest by the U.S. government or                principal
                              any of its agencies or
                              instrumentalities. Each investment
                              will have a final maturity of not
                              more than 10 years or a duration not
                              exceeding that of a 10-year Treasury
                              note.

Alliance High Yield           Primarily a diversified mix of                    High return by maximizing current
                              high-yield, fixed-income securities               income and, to the extent
                              which generally involve greater                   consistent with that objective,
                              volatility of price and risk of                   capital appreciation
                              principal and income than
                              higher-quality fixed-income
                              securities.  Lower-quality debt
                              securities are commonly known as
                              "junk bonds."

EQ TRUST PORTFOLIO
------------------
BT Equity 500 Index           Invest in a specifically selected                 Replicate as closely as possible
                              sample of the 500 stocks included in              (before the deduction of Portfolio
                              the Standard & Poor's 500 Composite               expenses) the total return of the
                              Stock Price Index ("S&P 500").                    S&P 500

BT Small Company Index        Invest in a statistically selected                Replicate as closely as  possible
                              sample of the 2,000 stocks included               (before the deduction of Portfolio
                              in the Russell 2000 Small Stock Index             expenses) the total return of the
                              ("Russell 2000").                                 Russell 2000

BT International Equity       Invest in a statistically selected                Replicate as closely as possible
Index                         sample of the securities of companies             (before the deduction of Portfolio
                              included in the Morgan Stanley                    expenses) the total return of the
                              Capital International Europe,                     EAFE
                              Australia, Far East Index ("EAFE"),
                              although not all companies within a country
                              will be represented in the Portfolio at the
                              same time.

MFS Emerging Growth           Primarily (i.e., at least 80% of its              Long-term growth of capital
Companies                     assets under normal circumstances) in
                              common stocks of emerging growth companies
                              that the Portfolio adviser believes are
                              early in their life cycle but which have
                              the potential to become major enterprises.

EQ TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
MFS Research                  A Substantial portion of assets                   Long-term growth of capital and
                              invested in common stock or                       future income
                              securities convertible into common
                              stock of companies believed by the
                              Portfolio adviser to possess better
                              than average prospects for long-term
                              growth.

Merrill Lynch Basic Value     Investment in securities, primarily               Capital appreciation and
Equity                        equities, that the Portfolio adviser              secondarily, income
                              believes are undervalued and
                              therefore represent basic investment
                              value.

Merrill Lynch World           Investment primarily in a portfolio               High total investment return
Strategy                      of equity and fixed-income
                              securities, including convertible
                              securities, of U.S. and foreign
                              issuers.

Morgan Stanley Emerging       Primarily equity securities of                    Long-term capital appreciation
Markets Equity                emerging market country issuers with
                              a focus on those in which  the  Portfolio's
                              adviser believes the economies are
                              developing strongly and in which the
                              markets are becoming more sophisticated.

EQ/Putnam Balanced            A well-diversified portfolio of                   Balanced  investment
                              stocks and bonds that will  produce
                              both capital growth and current income.

EQ/Putnam Growth & Income     Primarily common stocks that offer                Capital growth and, secondarily,
Value                         potential for capital growth and may,             current income
                              consistent with the Portfolio's investment
                              objective, invest in common stocks that
                              offer potential for current income.

T. Rowe Price Equity Income   Primarily dividend paying common                  Substantial dividend income and
                              stocks of established companies.                  also capital appreciation

T. Rowe Price International   Primarily common stocks of                        Long-term growth of capital
Stock                         established non-United States
                              companies.

Warburg Pincus Small          Primarily in portfolio of equity                  Long-term capital appreciation
Company Value                 securities of small capitalization
                              companies (i.e., companies having market
                              capitalizations of $1 billion or less at
                              the time of initial purchase that the
                              Portfolio adviser considers to be
                              relatively undervalued.

ON PAGES 25 AND 26 OF THE PROSPECTUS UNDER "METHODS OF PAYMENT" INSERT THE FOLLOWING AT THE END OF THE SECTION:

Automatic Investment Program

Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account, or credit union checking account and to be contributed as a subsequent contribution into a Traditional IRA Certificate on a monthly or quarterly basis (subject to the maximum $2,000 annually for Traditional IRAs). The minimum amount that will be deducted is $100 monthly and $300 quarterly. AIP subsequent contributions may be made to any Investment Option available under your Certificate. You may elect AIP by properly completing the appropriate form, which is available from your agent, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th or 31st) you wish to have your bank account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date.

You may cancel AIP at any time by notifying our Processing Office in writing at least two business day prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.

ON PAGE 28 OF THE  PROSPECTUS  BEFORE THE  "DEATH  BENEFIT"  SECTION  INSERT THE
FOLLOWING:

REBALANCING

We currently offer a rebalancing program under which you authorize us to automatically transfer your Annuity Account Value among the Investment Funds selected by you in order to maintain a particular percentage allocation in such Investment Funds. You select the period of time at the end of which the transfers will take place. The period of time may be quarterly, semi-annually, or annually on a Contract Year basis. The Annuity Account Value allocated to each selected Investment Fund will grow or decline in value at different rates during each time period, and Rebalancing automatically reallocates the Annuity Account Value in the chosen Investment Funds at the end of each period to the specified allocation percentages. Rebalancing is intended to transfer specified portions of the Annuity Account Value from those chosen Investment Funds that have increased in value to those chosen Investment Funds that have declined in value. The transfers to and from each chosen Investment Fund will be made at the Accumulation Unit Value next computed after the Transaction Date. Rebalancing is not available for amounts in the Guaranteed Period Account. Rebalancing does not assure a profit or protect against a loss in declining markets and should be periodically reviewed as your needs may change. You may want to discuss the rebalancing program with your financial adviser before electing such program.

You may elect the rebalancing program at any time by submitting your request in a written form satisfactory to us. Rebalancing will be on the same day of the month as the Contract Date.

You may change your rebalancing allocation percentages or cancel this program at any time by submitting a request in a form satisfactory to us. Such request must be received at our Processing Office at least seven days before the next scheduled rebalancing date. A transfer request from you while the rebalancing program is in effect, will cancel the rebalancing program. You must then submit a new request in a written form satisfactory to us to start the rebalancing program again.

Rebalancing may not be elected if a Dollar Cost Averaging program (discussed above) is in effect.

ON  PAGE  38  OF  THE  PROSPECTUS  UNDER  THE  HEADING   "MINIMUM   DISTRIBUTION
WITHDRAWALS" ADD THE FOLLOWING INFORMATION:

(Available under Traditional IRA Certificates)

ON PAGE 17 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EQ TRUST CHARGES TO PORTFOLIOS"

ADD THE FOLLOWING INFORMATION TO THE TABLE:

                                      AVERAGE DAILY NET ASSETS
                                      ------------------------
BT Equity 500 Index                            0.25%
BT Small Company Index                         0.25%
BT International Equity Index                  0.35%

ADD THE FOLLOWING SENTENCE TO THE END OF THE PARAGRAPH WHICH FOLLOWS THE ABOVE
TABLE:

EQ Financial has also agreed to waive or limit its fees and to assume other expenses so that the total operating expenses of each Bankers Trust Portfolio are limited to: 0.55% of the respective average daily net assets of the BT Equity 500 Index Portfolio; 0.60% for the BT Small Company Index Portfolio; and 0.80% for the BT International Equity Index Portfolio.

ON PAGES 17 AND 18 OF THE MAY 1, 1997 SUPPLEMENT, AND ON PAGES 44 TO 50 OF THE PROSPECTUS, REPLACE THE INFORMATION IN "PART 9: TAX ASPECTS OF THE CERTIFICATES" WITH THE FOLLOWING INFORMATION:

IRA TAX INFORMATION

The term "IRA" may generally refer to all individual retirement arrangements, including individual retirement accounts and individual retirement annuities. In addition to being available in both trusteed or custodial account form or individual annuity form, there are many varieties of IRAs. There are "Traditional IRAs" which are generally funded on a pretax basis. There are Roth IRAs, newly available in 1998, which must be funded on an after-tax basis. SEP-IRAs (including SARSEP-IRAs) and SIMPLE-IRAs are issued and funded in connection with employer-sponsored retirement plans. There are also Education IRAs, which are not discussed herein because they are not available in individual retirement annuity form. As the Rollover IRA Roth IRA is an individual retirement annuity, the term "Roth IRA" refers to a Roth individual retirement annuity unless the context requires otherwise.

There is no limit to the number of IRAs (including Roth IRAs) you may establish or maintain as long as you meet the requirements for establishing and funding the IRA. However, if you maintain multiple IRAs you may be required to aggregate IRA values or contributions for tax purposes. You should be aware that all types of IRAs are subject to certain restrictions in order to qualify for special treatment under the Federal tax law.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

This prospectus contains the information which the Internal Revenue Service
(IRS) requires to be disclosed to an individual before he or she purchases a Traditional IRA.

The Rollover IRA Certificate is designed to qualify as a Traditional IRA under
Section 408(b) of the Code. Your rights under the Rollover IRA cannot be forfeited.

This Part covers some of the special tax rules that apply to individual retirement arrangements. You should be aware that a Traditional IRA is subject to certain restrictions in order to qualify for its special treatment under the Federal tax law.

This prospectus provides our general understanding of applicable Federal income tax rules, but does not provide detailed tax information and does not address issues such as state income and other taxes or Federal gift and estate taxes. Please consult a tax adviser when considering the tax aspects of the Traditional IRA Certificates.

Further information on Traditional IRA tax matters can be obtained from any IRS district office. Additional information regarding Traditional IRAs, including a discussion of required distributions, can be found in IRS Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually.

The Rollover IRA Certificate has been approved by the IRS as to form for use as a Traditional IRA. This IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment, and may not address certain features under the Rollover IRA Certificates.

Cancellation

You can cancel a Certificate issued as a Traditional IRA by following the directions in Part 5 under "Free Look Period." Since there may be adverse tax consequences if a Certificate is cancelled (and because we are required to report to the IRS certain distributions from cancelled Traditional IRAs), you should consult with a tax adviser before making any such decision. If you cancel this Certificate, you may establish a new individual retirement arrangement if at the time you meet the requirements for establishing an individual retirement arrangement.

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Contributions to Traditional IRAs

Individuals may make three different types of contributions to purchase a Traditional IRA, or as later additions to an existing Traditional IRA: "regular" contributions out of earnings, tax-free "rollover" contributions from tax-qualified plans, or direct custodian-to-custodian transfers from other traditional individual retirement arrangements ("direct transfers").

The initial contribution to the Certificate must be either a rollover or a direct custodian-to-custodian transfer. See "Tax-Free Transfers and Rollovers," discussed below. Any subsequent contributions you make may be any of rollovers, direct transfers or "regular" Traditional IRA contributions. See "Contributions under the Certificates" in Part 5. The immediately following discussion relates to "regular" Traditional IRA contributions. For the reasons noted in "Tax-Free Transfers and Rollovers" below, you should consult with your tax adviser before making any subsequent contributions to a Traditional IRA which is intended to serve as a "conduit" IRA.

Generally, $2,000 is the maximum amount of deductible and nondeductible contributions which may be made to all IRAs (including Roth IRAs) by an individual in any taxable year. The above limit may be less when the individual's earnings are below $2,000. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Traditional IRA.

Where married individuals file joint income tax returns, their compensation effectively can be aggregated for purposes of determining the permissible amount of regular contributions to Traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to Traditional IRAs and vice-versa.) The maximum amount may be less if earnings are less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional and Roth individual retirement arrangements. Each spouse owns his or her individual retirement arrangements (Traditional and Roth IRA) even if contributions were fully funded by the other spouse.

The amount of Traditional IRA contributions for a tax year that an individual can deduct depends on whether the individual is covered by an employer-sponsored tax-favored retirement plan. An employer-sponsored tax-favored retirement plan includes a qualified plan, a tax-sheltered account or annuity under Section 403(b) of the Code (TSA) or a simplified employee pension plan. In certain cases, individuals covered by a tax-favored retirement plan include persons eligible to participate in the plan although not actually participating. Whether or not a person is covered by a retirement plan will be reported on an employee's Form W-2.

Regardless of adjusted gross income (AGI), you may make deductible contributions to a Traditional IRA for each tax year up to the lesser of $2,000 or 100% of compensation (MAXIMUM PERMISSIBLE DOLLAR DEDUCTION) if not covered by a retirement plan.

If the individual is single and covered by a retirement plan during any part of the taxable year, the deduction for IRA contributions phases out with AGI between $30,000 and $40,000. This amount will be indexed every year until 2005. If the individual is married and files a joint return, and the individual is covered by a tax-favored retirement plan during any part of the taxable year, the deduction for Traditional IRA contributions phases out with AGI between $50,000 and $60,000. This amount will be indexed every year until 2007.

Married individuals filing separately and living apart at all times are not treated as being married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible Traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000. To determine the deductible amount of the contributions with the phase out, the individual determines AGI and subtracts $30,000 if the individual is a single person, $50,000 if the individual is married and files a joint return with the spouse. The resulting amount is the individual's Excess AGI. The individual then determines the limit on the deduction for Traditional IRA contributions using the following formula:

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

                                          Maximum                  Adjusted
      $10,000-Excess AGI           x      Permissable       =      Dollar
      ------------------                  Dollar                   Deduction
      $10,000                             Deduction                Limit

IRA contributions may be made for a tax year until the deadline for filing a Federal income tax return for that tax year (without extensions). No contributions are allowed for the tax year in which an individual attains age
70 1/2 or any tax year after that. A working spouse age 70 1/2 or over, however, can contribute up to the lesser of $2,000 or 100% of "earned income" to a spousal individual retirement arrangement for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2.

An individual not eligible to deduct part or all of the Traditional IRA contribution may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The deductible and nondeductible contributions to the individual's Traditional IRA (or the nonworking spouse's Traditional IRA) may not, however, together exceed the maximum $2,000 per person limit. See "Excess Contributions" below. Individuals must keep their own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Distributions from Traditional IRA Certificates" below.

An individual making nondeductible contributions in any taxable year, or any individual who has made nondeductible contributions to a Traditional IRA in prior years and is receiving amounts from any Traditional IRA must file the required information with the IRS. Moreover, individuals making nondeductible Traditional IRA contributions must retain all income tax returns and records pertaining to such contributions until interests in all Traditional IRAs are fully distributed.

Excess Contributions

Excess contributions to a Traditional IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of "regular" Traditional IRA contributions any contribution in excess of the lesser of $2,000 or 100% of compensation or earned income is an "excess contribution" (without regard to the deductibility or nondeductibility of Traditional IRA contributions under this limit). Also, any "regular" contributions made after you reach age 70 1/2 are excess contributions. In the case of rollover Traditional IRA contributions, excess contributions are amounts which are not eligible to be rolled over (for example, after tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2). An excess contribution (rollover or "regular") which is withdrawn, however, before the time for filing the individual's Federal income tax return for the tax year (including extensions) is not includable in income and therefore is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Early Distributions"), provided any earnings attributable to the excess contribution are also withdrawn and no tax deduction is taken for the excess contribution. The withdrawn earnings on the excess contribution, however, would be includable in the individual's gross income and would be subject to the 10% penalty tax. If excess contributions are not withdrawn before the time for filing the individual's Federal income tax return for the year (including extensions), "regular" contributions may still be withdrawn after that time if the Traditional IRA contribution for the tax year did not exceed $2,000 and no tax deduction was taken for the excess contribution; in that event, the excess contribution would not be includable in gross income and would not be subject to the 10% penalty tax. Lastly, excess "regular" contributions may also be removed by underutilizing the allowable contribution limits for a later year.

If excess rollover contributions are not withdrawn before the time for filing the individual's Federal tax return for the year (including extensions) and the excess contribution occurred as a result of incorrect information provided by the plan, any such excess amount can be withdrawn if no tax deduction was taken for the excess contribution. As above, excess rollover contributions withdrawn under those circumstances would not be includable in gross income and would not be subject to the 10% penalty tax.

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

Tax-Free Transfers and Rollovers

Tax-free Rollover contributions may be made to a Traditional IRA from these sources: (i) qualified plans, (ii) TSAs (including 403(b)(7) custodial accounts) and (iii) other traditional individual retirement arrangements.

The rollover amount must be transferred to the Certificate either as a direct rollover of an "eligible rollover distribution" (described below) or as a rollover by the individual plan participant or owner of the individual retirement arrangement. In the latter cases, the rollover must be made within 60 days of the date the proceeds from another traditional individual retirement arrangement or an eligible rollover distribution from a qualified plan or TSA were received. Generally, the taxable portion of any distribution from a qualified plan or TSA is an eligible rollover distribution and may be rolled over tax free to a Traditional IRA unless the distribution is (i) a required minimum distribution under Section 401(a)(9) of the Code; or (ii) one of a series of substantially equal periodic payments made (not less frequently than annually) (a) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or (b) for a specified period of ten years or more. Any amount contributed to a Traditional IRA after you attain age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Under some circumstances, amounts from a Certificate may be rolled over on a tax-free basis to a qualified plan. To get this "conduit" Traditional IRA treatment, the source of funds used to establish the Traditional IRA must be a rollover contribution from the qualified plan and the entire amount received from the Traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received. Similar rules apply in the case of a TSA. If you make a contribution to the Certificate which is from an eligible rollover distribution and you commingle such contribution with other contributions, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan (or TSA, as the case may be) at a future date, unless the Code permits.

Under the conditions and limitations of the Code, an individual may elect for each Traditional IRA to make a tax-free rollover once every 12-month period among individual retirement arrangements (including rollovers from retirement bonds purchased before 1983). Custodian-to-custodian transfers are not rollovers and can be made more frequently than once a year.

The same tax-free treatment applies to amounts withdrawn from the Certificate and rolled over into other traditional individual retirement arrangements unless the distribution was received under an inherited Traditional IRA. Tax-free rollovers are also available to the surviving spouse beneficiary of a deceased individual, or a spousal alternate payee of a qualified domestic relations order applicable to a qualified plan. In some cases, Traditional IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

Distributions from Traditional IRA Certificates

Income or gains on contributions under Traditional IRAs are not subject to Federal income tax until benefits are distributed to the individual. Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions. Except as discussed below, the amount of any distribution from a Traditional IRA is fully includable as ordinary income by the individual in gross income.

If the individual has made nondeductible IRA contributions to any Traditional IRA (whether or not this particular arrangement), those contributions are recovered tax free when distributions are received. The individual must keep records of all such nondeductible contributions. At the end of each tax year in which the individual has received a distribution from any Traditional individual retirement arrangement, the individual determines a ratio of the total nondeductible Traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all Traditional IRAs held by the individual at the end of the tax year (including rollover Traditional
IRAs) plus all Traditional IRA distributions made during such tax year. The resulting ratio is then multiplied by all distributions from the Traditional IRA during that tax year to determine the nontaxable portion of each distribution.

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

In addition, a distribution (other than a required minimum distribution received after age 70 1/2) is not taxable if (1) the amount received is a return of excess contributions which are withdrawn, as described under "Excess Contributions" above, (2) the entire amount received is rolled over to another Traditional individual retirement arrangement (see "Tax-Free Transfers and Rollovers" above) or (3) in certain limited circumstances, where the Traditional IRA acts as a "conduit," the entire amount is paid into a qualified plan or TSA that permits rollover contributions.

Distributions from a Traditional IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Required Minimum Distributions

The minimum distribution rules require Traditional IRA owners to start taking annual distributions from their retirement plans by age 70 1/2. The distribution requirements are designed to provide for distribution of the owner's interest in the IRA over the owner's life expectancy. Whether the correct amount has been distributed is calculated on a year by year basis; there are no provisions in the Code to allow amounts taken in excess of the required amount to be carried over or carried back and credited to other years.

Generally, an individual must take the first required minimum distribution with respect to the calendar year in which the individual turns age 70 1/2. The individual has the choice to take the first required minimum distribution during the calendar year he or she turns age 70 1/2, or to delay taking it until the three-month (January 1-April 1) period in the next calendar year. (Distributions must commence no later than the "Required Beginning Date," which is the April 1st of the calendar year following the calendar year in which the individual turns age 70 1/2.) If the individual chooses to delay taking the first annual minimum distribution, then the individual will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time every year.

There are two approaches to taking minimum distributions -- "account based" or "annuity based" -- and there are a number of distribution options in both of these categories. These choices are intended to give individuals a great deal of flexibility to provide for themselves and their families.

An account-based minimum distribution approach may be a lump sum payment, or periodic withdrawals made over a period which does not extend beyond the individual's life expectancy or the joint life expectancies of the individual and a designated beneficiary. An annuity-based approach involves application of the Annuity Account Value to an annuity for the life of the individual or the joint lives of the individual and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

You should discuss with your tax adviser which minimum distribution options are best for your own personal situation. Individuals who are participants in more than one tax-favored retirement plan may be able to choose different distribution options for each plan.

Your required minimum distribution for any taxable year is calculated by taking into account the required minimum distribution from each of your Traditional individual retirement arrangements. The IRS, however, does not require that you make the required distribution from each Traditional individual retirement arrangement that you maintain. As long as the total amount distributed annually satisfies your overall minimum distribution requirement, you may choose to take your annual required distribution from any one or more Traditional individual retirement arrangements that you maintain.

An individual may recompute his or her minimum distribution amount each year based on the individual's current life expectancy as well as that of the spouse. No recomputation is permitted, however, for a beneficiary other than a spouse.

An individual who has been computing minimum distributions with respect to Traditional IRA funds on an account-based approach (discussed above) may subsequently apply such funds to a life annuity-based payout, provided that the individual had elected to recalculate life expectancy annually (and the spouse's life expectancy if a spousal joint annuity is selected). For example, if you anticipate exercising your Guaranteed Minimum Income Benefit or selecting any other form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

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

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. The penalty tax may be waived by the Secretary of the Treasury in certain limited circumstances. Failure to have distributions made as the Code and Treasury regulations require may result in disqualification of your Traditional IRA. See "Tax Penalty for Insufficient Distributions" below.

Except as described in the next sentence, if the individual dies after distribution in the form of an annuity has begun, or after the Required Beginning Date, payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death. (The IRS has indicated that an exception to the rule that payment of the remaining interest must be made at least as rapidly as under the method used prior to the individual's death applies if the beneficiary of the IRA is the surviving spouse. In some circumstances, the surviving spouse may elect to "make the IRA his or her own" and halt distributions until he or she reaches age 70 1/2.)

If an individual dies before the Required Beginning Date and before distributions in the form of an annuity begin, distributions of the individual's entire interest under the Certificate must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the individual's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy.

If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the individual would have attained
70 1/2. In the alternative, a surviving spouse may elect to roll over the inherited Traditional IRA into the surviving spouse's own Traditional IRA.

Taxation of Death Benefits

Distributions received by a beneficiary are generally given the same tax treatment the individual would have received if distribution had been made to the individual.

If you elect to have your spouse be the sole primary beneficiary and to be the successor Annuitant and Certificate Owner, then your surviving spouse automatically becomes both the successor Certificate Owner and Annuitant, and no death benefit is payable until the surviving spouse's death.

Guaranteed Minimum Death Benefit

The Code provides that no part of an individual retirement account may be invested in life insurance contracts. Treasury Regulations provide that an individual retirement account may be invested in an annuity contract which provides a death benefit of the greater of premiums paid or the contract's cash value. Your Certificate provides a minimum death benefit guarantee that in certain circumstances may be greater than either of contributions made or the Annuity Account Value. Although there is no ruling regarding the type of minimum death benefit guarantee provided by the Certificate, Equitable Life believes that the Certificate's minimum death benefit guarantee should not adversely affect the qualification of the Certificate as a Traditional IRA. Nevertheless, it is possible that the IRS could disagree, or take the position that some portion of the charge in the Certificate for the minimum death benefit guarantee should be treated for Federal income tax purposes as a taxable partial withdrawal from the Certificate. If this were so, such a deemed withdrawal would also be subject to tax penalty for Certificate Owners under age 59 1/2.

Tax Considerations for the Assured Payment Option and APO Plus

Although the Life Contingent Annuity does not have a Cash Value, it will be assigned a value for tax purposes which will generally change each year. This value must be taken into account when determining the amount of required minimum distributions from your Traditional IRA even though the Life Contingent Annuity may not be providing a source of funds to satisfy such required minimum distribution. Accordingly, before you apply any IRA funds under the Assured Payment Option or APO Plus or terminate such Options, you should be aware of the tax considerations discussed below. Consult with your tax adviser to determine the impact of electing the Assured Payment Option and APO Plus in view of your own particular situation.

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When funds have been allocated to the Life Contingent Annuity, you will generally be required to determine your required minimum distribution by annually recalculating your life expectancy. The Assured Payment Option and APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity.

If prior to the date payments are to start under the Life Contingent Annuity, you surrender your Certificate, or withdraw any remaining Annuity Account Value, it may be necessary for you to satisfy your required minimum distribution by accelerating the start date of payments for your Life Contingent Annuity, or to the extent available, take distributions from other IRA funds you may have. Alternatively, you may convert your IRA Life Contingent Annuity under the IRA Rollover to a non-qualified Life Contingent Annuity. This would be viewed as a distribution of the value of the Life Contingent Annuity from the IRA, and therefore, would be a taxable event. However, since the Life Contingent Annuity would no longer be part of an IRA, its value would not have to be taken into account in determining future required minimum distributions.

If you have elected a Joint and Survivor form of the Life Contingent Annuity, the joint Annuitant must be your spouse. You must determine your required minimum distribution by annually recalculating both your life expectancy and your spouse's life expectancy. The Assured Payment Option and APO Plus will not be available if you have previously made a different election. Recalculation is no longer required once the only payments you or your spouse receive are under the Life Contingent Annuity. The value of such an annuity will change in the event of your death or the death of your spouse. For this reason, it is important that we be informed if you or your spouse dies before the Life Contingent Annuity has started payments so that a lower valuation can be made. Otherwise a higher tax value may result in an overstatement of the amount that would be necessary to satisfy your required minimum distribution amount.

Allocations of funds to the Life Contingent Annuity may prevent the Certificate from later receiving "conduit" Traditional IRA treatment. See "Tax-Free Transfers and Rollovers" above.

Prohibited Transaction

A Traditional IRA may not be borrowed against or used as collateral for a loan or other obligation. If the IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, the individual must include in Federal gross income for that year an amount equal to the fair market value of the Traditional IRA Certificate as of the first day of that tax year, less the amount of any nondeductible contributions not previously withdrawn. Also, the early distribution penalty tax of 10% will apply if the individual has not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.

PENALTY TAX ON EARLY DISTRIBUTIONS

The taxable portion of Traditional IRA distributions will be subject to a 10% penalty tax unless the distribution is made (1) on or after your death, (2) because you have become disabled, (3) on or after the date when you reach age
59 1/2, or (4) in accordance with the exception outlined below if you are under 59 1/2. Also not subject to penalty tax are IRA distributions used to pay (5) certain extraordinary medical expenses or medical insurance premiums for defined unemployed individuals, (6) qualified first-time home buyer expense payments, or
(7) higher educational expense payments, all as defined in the Code.

A payout over your life or life expectancy (or joint and survivor lives or life expectancies), which is part of a series of substantially equal periodic payments made at least annually, is also not subject to penalty tax. To permit you to meet this exception, Equitable Life has two options: Substantially Equal Payment Withdrawals and the Assured Payment Option with level payments, both of which are described in Part 6. If you are a Rollover IRA Certificate Owner who will be under age 59 1/2 as of the date the first payment is expected to be received and you choose either option, Equitable Life will calculate the substantially equal annual payments under a method we will select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although Substantially Equal Payment Withdrawals and Assured Payment Option level payments are not subject to the 10% penalty tax, they are taxable as discussed in "Distributions from IRA Certificates," above. Once Substantially Equal Payment Withdrawals or Assured Payment Option level payments begin, the distributions should not be stopped or changed until the later of your attaining age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your Certificate as changing your pattern of Substantially Equal Payment Withdrawals or IRA Assured Payment Option payments for purposes of determining whether the penalty applies.

Where a taxpayer under age 59 1/2 purchases a Traditional individual retirement annuity contract calling for substantially equal periodic payments during a fixed period, continuing afterwards under a joint life contingent annuity with a reduced payment to the survivor (e.g., a joint and 50% to survivor), the question might be raised whether payments will not be substantially equal for the joint lives of the taxpayer and survivor, as the payments will be reduced at some point. In issuing our information returns, we code the substantially equal periodic payments from such a contract as eligible for an exception from the early distribution penalty. We believe that any change in payments to the survivor would come within the statutory provision covering change of payments on account of death. As there is no direct authority on this point, however, if you are under age 59 1/2, you should discuss this item with your own tax adviser when electing a reduced survivorship option.

TAX PENALTY FOR INSUFFICIENT DISTRIBUTIONS

Failure to make required distributions discussed above in "Required Minimum Distributions" may cause the disqualification of the Traditional IRA. Disqualification may result in current taxation of your entire benefit. In addition a 50% penalty tax may be imposed on the difference between the required distribution amount and the amount actually distributed, if any.

We do not automatically make distributions from a Certificate before the Annuity Commencement Date unless a request has been made. It is your responsibility to comply with the minimum distribution rules. We will notify you when our records show that your age 70 1/2 is approaching. If you do not select a method, we will assume you are taking your minimum distribution from another Traditional IRA that you maintain. You should consult with your tax adviser concerning these rules and their proper application to your situation.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This prospectus contains the information which the IRS requires to be disclosed to you before you purchase a Roth IRA. This section of Part 9 covers some of the special tax rules that apply to Roth IRAs.

The Rollover IRA Roth IRA is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Code. Your interest in the Roth IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the benefits or payments.

Further information regarding individual retirement arrangements generally can be found in Internal Revenue Service Publication 590, entitled "Individual Retirement Arrangements (IRAs)," which is generally updated annually, and can be obtained from any IRS district office.

We have received favorable opinion letters from the IRS approving the forms of the individual Contract and group certificates for the Rollover IRA as a Traditional IRA. Such IRS approval is a determination only that the form of the contract or certificate meets the requirements for an individual retirement annuity and does not represent a determination of the merits of the contract or certificate as an investment. The IRS does not yet have a procedure in place for approving the form of Roth IRAs.

Cancellation

You can cancel a Certificate issued as a Roth IRA by following the directions in
Part 5 under "Free Look Period." You can cancel a Roth Certificate issued as a result of a full conversion of a Traditional IRA by following the instructions in the conversion booklet. Since there may be adverse tax consequences if a Certificate is cancelled (and because we are required to report to the IRS certain distributions from cancelled IRAs), you should consult with a tax adviser before making any such decision.

Contributions to Roth IRAs

The following discussion relates to contributions to Roth IRAs. Contributions to Traditional IRAs are discussed above.

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Individuals may make four different types of contributions to purchase a Roth
IRA, or as later additions to an existing Roth IRA: (1) "regular" after-tax contributions out of earnings, (2) taxable "rollover" contributions from Traditional IRAs ("conversion" contributions), (3) tax-free rollover contributions from other Roth IRAs, or (4) tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers"). See "Contributions under the Certificates" in Part 5. Since only direct transfer and rollover contributions are permitted under the Certificate, regular after-tax contributions are not discussed here.

ROLLOVERS AND DIRECT TRANSFERS -- WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

Rollover contributions may be made to a Roth IRA from only two sources: (i) another Roth IRA (tax-free contribution), or (ii) another Traditional IRA in a taxable "conversion" rollover ("conversion contribution"). No contribution may be made to a Roth IRA from a qualified plan under Section 401(a) of the Code, or a tax-sheltered arrangement under Section 403(b) of the Code. Currently we also do not accept rollover contributions from SEP-IRAs, SARSEP-IRAs or SIMPLE-IRAs. The rollover contribution must be applied to the new Roth IRA Certificate within 60 days of the date the proceeds from the other Roth IRA or the Traditional IRA was received by you.

Direct transfer contributions may be made to a Roth IRA only from another Roth IRA. The difference between a rollover transaction and a direct transfer transaction is that in a rollover transaction the individual actually takes possession of the funds rolled over, or constructively receives them in the case of a change from one type of plan to another. In a direct transfer transaction, the individual never takes possession of the funds, but directs the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. Direct transfer transactions can only be made between identical plan types (for example, Roth IRA to Roth IRA); rollover transactions may be made between identical plan types but must be made between different plan types (for example, Traditional IRA to Roth IRA). Although the economic effect of a Roth IRA to Roth IRA rollover transaction and a Roth IRA to Roth IRA direct transfer is the same -- both can be accomplished on a completely tax-free basis -- Roth IRA to Roth IRA rollover transactions are limited to once every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollovers and can be made more frequently than once a year.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. Also, in some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses incidental to a judicial decree of divorce or separation.

CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are deemed to withdraw) all or a portion of funds from a Traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are deemed to receive) the Traditional IRA proceeds. Unlike a rollover from a Traditional IRA to another Traditional IRA, the conversion rollover transaction is not tax exempt; the distribution from the Traditional IRA is generally fully taxable. (If you have ever made nondeductible regular contributions to any Traditional IRA -- whether or not it is the Traditional IRA you are converting -- a pro rata portion of the distribution is tax exempt.)

However, even if you are under age 59 1/2 there is no premature distribution penalty on the Traditional IRA withdrawal that you are converting to a Roth IRA. Also, a special rule applies to Traditional IRA funds converted to a Roth IRA in calendar year 1998 only. For 1998 Roth IRA conversion rollover transactions, you include the gross income from the Traditional IRA conversion ratably over the four-year period 1998-2001. See discussion of the pre-age 59 1/2 withdrawal penalty and the special penalties that may apply to premature withdrawals of converted funds under "Additional Taxes and Penalties -- Penalty Tax on Premature Distributions" below.

YOU CANNOT MAKE CONVERSION CONTRIBUTIONS TO A ROTH IRA FOR ANY TAXABLE YEAR IN WHICH YOUR ADJUSTED GROSS INCOME EXCEEDS $100,000. (For this purpose, your adjusted gross income is computed without the gross income stemming from the Traditional IRA conversion.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your Federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your Traditional IRA are subject to the annual required minimum distribution rule applicable to Traditional IRAs beginning at age
70 1/2. For the potential effects of violating these rules, see discussion of "Additional Taxes and Penalties -- Excess Contributions" below.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement. However, these withdrawals may be subject to a withdrawal charge as stated in your Certificate. See discussion in Part 6. Also, the withdrawal may be taxable to an extent and, even if not taxable, may be subject to tax penalty in certain circumstances. See the discussion below under "Distributions from Roth IRAs" and "Additional Taxes and Penalties -- Penalty Tax on Premature Distributions."

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your Certificate, surrender of your Certificate and annuity payments from your Certificate. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

(1) Rollovers from a Roth IRA to another Roth IRA.

(2) Direct transfers from a Roth IRA to another Roth IRA (see "Rollovers and Direct Transfers" under "Contributions to Roth IRAs" above).

(3) "Qualified Distributions" from Roth IRAs (see "Qualified Distributions from Roth IRAs" below).

(4) Return of excess contributions (see "Additional Taxes and Penalties -- Excess Contributions" below).

Qualified Distributions from Roth IRAs

Distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income, provided a specified five-year holding or aging period is met. The qualifying events or reasons are
(1) you attain age 59 1/2, (2) your death, (3) your disability, or (4) a "qualified first-time homebuyer distribution" (as defined in the Code). Qualified first-time homebuyer distributions are limited to $10,000 lifetime in the aggregate from all Roth and Traditional IRAs of the taxpayer.

Five-year holding or aging period

The applicable five-year holding or aging period depends on the type of contribution made to the Roth IRA. For Roth IRAs funded by regular contributions, or rollover or direct transfer contributions which are not directly or indirectly attributable to converted Traditional IRAs, any distribution made after the five-taxable year period beginning with the first taxable year for which you made a regular contribution to any Roth IRA (whether or not the one from which the distribution is being made) meets the five-year holding or aging period. The Rollover IRA Roth IRA does not accept "regular" contributions. However, it does accept Roth IRA to Roth IRA rollovers and direct transfers. If the source of your contribution is (indirectly) regular contributions made to another Roth IRA and not conversion contributions, the five-year holding or aging period discussed in the prior sentence applies to you.

For Roth IRAs funded directly or indirectly by converted Traditional IRAs, the applicable five-year holding period begins with the year of the conversion rollover transaction to a Roth IRA.

Although there is currently no statutory prohibition against commingling regular contributions and conversion contributions in any Roth IRA, or against commingling conversion contributions made in more than one taxable year to Roth IRAs, the IRS strongly encourages individuals to maintain separate Roth IRAs for regular contributions and conversion contributions. It also strongly encourages individuals to differentiate conversion Roth IRAs by conversion year. Under pending legislation which could be enacted with a retroactive effective date, aggregation of Roth IRAs by conversion year may be required. In the case of a Roth IRA which contains conversion contributions and regular contributions, or conversion contributions from more than one year, the five-year holding period would be reset to begin with the most recent taxable year for which a conversion contribution is made.

Non-qualified Distributions from Roth IRAs

Non-qualified distributions from Roth IRAs are any distributions which do not meet the qualifying event and five-year holding or aging period tests described above and are potentially taxable as ordinary income. In contrast to Traditional IRA distributions, which are assumed to be fully taxable, non-qualified distributions receive return-of-investment-first treatment. That is, the recipient is taxed only on the difference between the amount of the distribution and the amount of Roth IRA contributions (less any distributions previously recovered tax free).

Like Traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

Although the IRS has not yet issued complete guidance on all aspects of Roth IRAs, it is highly possible that you will be required to keep your own records of regular and conversion contributions to all Roth IRAs in order to assure appropriate taxation. An individual making contributions to a Roth IRA in any taxable year, or receiving amounts from any Roth IRA may be required to file the information with the IRS and retain all income tax returns and records pertaining to such contributions until interests in Roth IRAs are fully distributed.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

If you die before annuitization or before the entire amount of the Roth IRA has been distributed to you, distributions of your entire interest under the Roth IRA must be completed to your designated beneficiary by December 31 of the fifth year after your death, unless payments to a designated beneficiary begin by December 31 of the year after your death and are made over the beneficiary's life or over a period which does not extend beyond the beneficiary's life expectancy. If your surviving spouse is the designated beneficiary, no distributions to a beneficiary are required until after the surviving spouse's death.

TAXATION OF DEATH BENEFIT

Distributions received by a beneficiary are generally given the same tax treatment you would have received if distribution had been made to you.

ADDITIONAL TAXES AND PENALTIES

You are subject to additional taxation for using your Roth IRA funds in prohibited transactions (as described below). There are also additional taxes for making excess contributions and making certain pre-age 59 1/2 distributions.

Prohibited Transactions

A Roth IRA may not be borrowed against or used as collateral for a loan or other obligation. If the Roth IRA is borrowed against or used as collateral, its tax-favored status will be lost as of the first day of the tax year in which the event occurred. If this happens, you may be required to include in your Federal gross income for that year an amount equal to the fair market value of your Roth IRA Certificate as of the first day of that tax year. Also, an early distribution penalty tax of 10% could apply if you have not reached age 59 1/2 before the first day of that tax year. See "Penalty Tax on Early Distributions" below.

EXCESS CONTRIBUTIONS

Excess contributions to a Roth IRA are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn. In the case of rollover Roth IRA contributions, "excess contributions" are amounts which are not eligible to be rolled over (for example, conversion contributions from a Traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

As of the date of this prospectus, there is some uncertainty regarding the adjustment of excess contributions to Roth IRAs. The rules applicable to Traditional IRAs, which may apply, provide that an excess contribution ("regular" or rollover) which is withdrawn before the time for filing your Federal income tax return for the tax year (including extensions) is not includable in income and is not subject to the 10% penalty tax on early distributions (discussed below under "Penalty Tax on Premature Distributions"), provided any earnings attributable to the excess contribution are also withdrawn. The withdrawn earnings on the excess contribution, however, could be includable in your gross income for the tax year in which the excess contribution from which they arose was made and could be subject to the 10% penalty tax.

As of the date of this prospectus, pending legislation, if enacted, would provide that a taxpayer has up until the due date of the Federal income tax return for a tax year (including extensions) to correct an excess contribution to a Roth IRA by doing a trustee-to-trustee transfer to a Traditional IRA of the excess contribution and the applicable earnings, as long as no deduction is taken for the contribution. There can be no assurance that such pending legislation will be enacted or will not be modified. Please consult your tax adviser for information on the status of any legislation concerning Roth IRAs.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The taxable portion of distributions from a Roth IRA made before you reach age 59 1/2 will be subject to an additional 10% Federal income tax penalty unless one of the following exceptions applies. There are exceptions for:

o Your death,

o Your disability,

o Distributions used to pay certain extraordinary medical expenses,

o Distributions used to pay medical insurance premiums for certain unemployed individuals,

o Substantially equal payments made at least annually over your life (or your life expectancy), or over the lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method,

o "Qualified first-time homebuyer distributions" as defined in the Code, and

o Distributions used to pay specified higher education expenses as defined in the Code.

Under legislation pending as of the date of this prospectus, if amounts converted from a Traditional IRA to a Roth IRA are withdrawn in the five-year period beginning with the year of conversion, to the extent attributable to amounts that were includable in income due to the conversion transaction, the amount withdrawn from the Roth IRA would be subject to the 10% early withdrawal penalty, EVEN IF THE AMOUNT WITHDRAWN FROM THE ROTH IRA IS NOT INCLUDABLE IN INCOME BECAUSE OF THE RECOVERY-OF-INVESTMENT FIRST RULE. However, if the recipient is eligible for one of the penalty exceptions described above (e.g., being age 59 1/2 or older) no penalty will apply.

Such pending legislation also provides that an additional 10% penalty applies, apparently without exception, to withdrawals allocable to 1998 conversion transactions before the five-year exclusion date, in order to recapture the benefit of the prorated inclusion of Traditional IRA conversion income over the four-year period. See "Contributions to Roth IRAs -- Conversion Rollover Contributions to Roth IRAs." It is not known whether this legislation will be enacted in its current form, but it could be retroactive to January 1, 1998.

Because Roth IRAs have only been recently approved, you should consult with your tax adviser as to whether they are an appropriate investment vehicle for you.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Equitable Life is required to withhold Federal income tax from Traditional IRA distributions and the taxable portion of payments from annuity contracts, unless the recipient elects not to be subject to income tax withholding. Withholding may also apply to taxable amounts paid under a free look or cancellation. No withholding is required on distributions which are not taxable (for example, a direct transfer from one Roth IRA to another Roth IRA you own). In the case of distributions from a Roth IRA, we may not be able to calculate the portion of the distribution (if any) subject to tax. We may be required to withhold on the gross amount of the distribution unless you elect out of withholding as described below.

The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. See your tax adviser if you think you may be affected by such rules.

Any income tax withheld is a credit against your income tax liability. If a recipient does not have sufficient income tax withheld or does not make sufficient estimated income tax payments, however, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding. Requests not to withhold Federal income tax must be made in writing prior to receiving benefits under the Certificate. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless the recipient provides us with the correct taxpayer identification number and a United States residence address.

Certain states have indicated that income tax withholding will apply to payments from the Certificates made to residents. In some states, a recipient may elect out of state withholding. Generally, an election out of Federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number and consult your tax adviser.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the recipient elects no withholding. If a recipient does not elect out of withholding or does not specify the number of withholding exemptions, withholding will generally be made as if the recipient is married and claiming three withholding exemptions. There is an annual threshold of taxable income from periodic annuity payments which is exempt from withholding based on this assumption. For 1997, a recipient of periodic payments (e.g., monthly or annual payments) which total less than a $14,400 taxable amount will generally be exempt from Federal income tax withholding, unless the recipient specifies a different choice of withholding exemption. A withholding election may be revoked at any time and remains effective until revoked. If a recipient fails to provide a correct taxpayer identification number, withholding is made as if the recipient is single with no exemptions.

A recipient of a non-periodic distribution (total or partial) will generally be subject to withholding at a flat 10% rate. A recipient who provides a United States residence address and a correct taxpayer identification number will generally be permitted to elect not to have tax withheld.

All recipients receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections.

OTHER WITHHOLDING

As a general rule, if death benefits are payable to a person two or more generations younger than the Certificate Owner, a Federal generation skipping tax may be payable with respect to the benefit at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to transfers which would also be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with your tax adviser for specific information, especially where benefits are passing to younger generations, as opposed to a spouse or child.

If we believe a benefit may be subject to generation skipping tax we may be required to withhold for such tax unless we receive acceptable written confirmation that no such tax is payable.

IMPACT OF TAXES TO EQUITABLE LIFE

The Certificates provide that Equitable Life may charge the Separate Account for taxes. Equitable Life can set up reserves for such taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers among the Investment Funds or between the Guaranteed Period Account and one or more Investment Funds are not taxable.

TAX CHANGES

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of annuities and individual retirement arrangements. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may be altered. There is no way of predicting whether, when or in what form any such change would be adopted.

Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax adviser.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----

Part 1:  Minimum Distribution Withdrawals - Traditional IRA Certificates     2

Part 2:  Accumulation Unit Values                                            2

Part 3:  Annuity Unit Values                                                 2

Part 4:  Custodian and Independent Accountants                               3

Part 5:  Alliance Money Market and Alliance Intermediate
         Government Securities Fund Yield Information                        3

Part 6:  Long-Term Market Trends                                             4

Part 7:  Financial Statements                                                6


        HOW TO OBTAIN A ROLLOVER IRA STATEMENT OF ADDITIONAL INFORMATION
                          FOR SEPARATE ACCOUNT NO. 45

                           Send this request form to:
                                 Equitable Life
                                 Income Management Group
                                 P.O. Box 1547
                                 Secaucus, NJ 07096-1547


Please send me a Rollover IRA SAI dated May 1, 1997 as supplemented on December 31, 1997 for the Rollover IRA and Choice Income Plan Prospectus dated May 1, 1996, as supplemented on May 1, 1997 and December 31, 1997.

         |_| SAI and Supplement             |_| Supplement only


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                        State                    Zip

                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
                   INCOME MANAGER(R) ACCUMULATOR(SM) PROSPECTUS
          DATED MAY 1, 1996, AS PREVIOUSLY SUPPLEMENTED ON MAY 1, 1997

This supplement dated December 31, 1997, updates certain information in the Accumulator prospectus dated May 1, 1996, as previously supplemented on May 1, 1997, of The Equitable Life Assurance Society of the United States (EQUITABLE
LIFE). You should read this supplement in conjunction with the prospectus and May 1, 1997 supplement. You should keep the supplements and the prospectus for future reference. We have filed with the Securities and Exchange Commission
(SEC) a supplement dated December 31, 1997 to our statement of additional information (SAI) dated May 1, 1997. If you do not presently have a copy of the prospectus and May 1, 1997 supplement, you may obtain additional copies, as well as copies of the SAI and SAI supplement, from us, free of charge, if you write to Equitable Life, Income Management Group, P.O. Box 1547, Secaucus, NJ 07096-1547, call (800) 789-7771 or if you only need a copy of the SAI or SAI supplement, you may mail in the SAI request form located at the end of this supplement. The SAI and SAI supplement have been incorporated by reference into this supplement.

In this supplement, each section of the prospectus and/or May 1, 1997 supplement in which a change has been made is identified and the number of each page on which a change occurs is also noted. Special terms used in the prospectus have the same meaning in the supplements unless otherwise noted.

ON THE FIRST PAGE OF THE MAY 1, 1997 SUPPLEMENT WHERE PROSPECTUS COVER PAGE REVISIONS ARE NOTED:

THE SECOND SENTENCE IN THE FIRST PARAGRAPH IS REPLACED BY THE FOLLOWING
SENTENCE:

These Investment Options include 24 variable investment funds (INVESTMENT FUNDS) and each GUARANTEE PERIOD in the GUARANTEED PERIOD ACCOUNT.

THE INVESTMENT FUNDS CHART IS REPLACED BY THE FOLLOWING CHART:

--------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth
 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index
 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------

FOLLOWING THE INVESTMENT FUNDS CHART, THE SENTENCE ADDED TO THE END OF THE FIFTH PARAGRAPH IS REPLACED BY THE FOLLOWING SENTENCE:

The Guarantee Periods currently available have Expiration Dates of February 15 in years 1999 through 2008.

THROUGHOUT THE PROSPECTUS AND SUPPLEMENTS ANY REFERENCE TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS REFER TO THE INVESTMENT FUNDS AND GUARANTEE PERIODS SET FORTH ABOVE.

--------------------------------------------------------------------------------
 Copyright 1997 The Equitable Life Assurance Society of the United States, New
   York, New York 10104. All rights reserved. Income Manager is a registered service mark and Accumulator is a service mark of The Equitable Life Assurance
                         Society of the United States.

IM-98-1 ACC

PAGES 3 AND 4 OF THE MAY 1, 1997 SUPPLEMENT ARE REPLACED BY THE FOLLOWING
INFORMATION:

                                    FEE TABLE

The purpose of this fee table is to assist you in understanding the various costs and expenses you may bear directly or indirectly under the Certificate so that you may compare them with other similar products. The table reflects both the charges of the Separate Account and the expenses of HR Trust and EQ Trust. Charges for applicable taxes such as state or local premium taxes may also apply. For a complete description of the charges under the Certificate, see "Part 6: Deductions and Charges." For a complete description of each trust's charges and expenses, see the prospectuses for HR Trust and EQ Trust.

As explained in Part 4, the Guarantee Periods are not a part of the Separate Account and are not covered by the fee table and examples. The only charge shown in the Table which will be deducted from amounts allocated to the Guarantee Periods is the withdrawal charge. However, if there is insufficient value in the Investment Funds, all or portion of the distribution fee and the annual contract fee, if any, will be deducted from your Annuity Account Value in the Guaranteed Period Account rather than from the Investment Funds. See "Part 6: Deduction and Charges." A market value adjustment (either positive or negative) also may be applicable as a result of a withdrawal, transfer or surrender of amounts from a Guarantee Period. See "Part 4: The Guaranteed Period Account."

OWNER TRANSACTION EXPENSES (DEDUCTED FROM ANNUITY ACCOUNT VALUE)
----------------------------------------------------------------
DISTRIBUTION FEE (SALES LOAD) AS A PERCENTAGE OF EACH CONTRIBUTION RECEIVED DURING THE FIRST
   CONTRACT YEAR (deducted annually on each of the first seven Processing Dates)(1) ..................0.20%

                                                                                        CONTRACT
                                                                                          YEAR
                                                                                          ----
WITHDRAWAL CHARGE AS A PERCENTAGE OF CONTRIBUTIONS (percentage deducted upon               1..........7.00%
   surrender or for certain withdrawals.  The applicable withdrawal charge percentage      2..........6.00
   determined by the Contract Year in which the withdrawal is made or the Certificate      3..........5.00
   is surrendered beginning with "Contract Year 1" with respect to each contribution       4..........4.00
   is withdrawn or surrendered.  For each contribution, the Contract Year in which         5..........3.00
   we receive that contribution is "Contract Year 1")(2)                                   6..........2.00
                                                                                           7..........1.00
                                                                                           8+.........0.00

TRANSFER CHARGE(3)...................................................................................$0.00

GUARANTEED MINIMUM DEATH BENEFIT CHARGE (percentage deducted annually on each
   Processing Date as a percentage of the guaranteed minimum death benefit then in effect)(4) ................................................................................0.35%

ANNUAL CONTRACT FEE (DEDUCTED FROM ANNUITY ACCOUNT VALUE ON EACH PROCESSING DATE)(5)
------------------------------------------------------------------------------------
   If the initial contribution is less than $25,000.................................................$30
   If the initial contribution is $25,000 or more....................................................$0

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ASSETS IN EACH INVESTMENT FUND)
------------------------------------------------------------------------------------
   MORTALITY AND EXPENSE RISK CHARGE..................................................................0.90%
   TOTAL ASSET BASED ADMINISTRATIVE CHARGE............................................................0.25%
                                                                                                     -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..........................................................1.15%
                                                                                                     =====

----------
See footnotes on next page.

HR TRUST AND EQ TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)

                                                                     INVESTMENT PORTFOLIOS
                                            -----------------------------------------------------------------------
                                            ALLIANCE           ALLIANCE      ALLIANCE        ALLIANCE
                                          CONSERVATIVE          GROWTH       GROWTH &         COMMON        ALLIANCE
HR TRUST                                    INVESTORS          INVESTORS      INCOME           STOCK         GLOBAL
--------                                    ---------          ---------      ------           -----         ------
Investment Management and Advisory Fee        0.48%              0.53%         0.55%           0.38%          0.65%
Other Expenses                                0.07%              0.06%         0.05%           0.03%          0.08%
                                              ----               ----          ----            ----           ----
   TOTAL HR TRUST ANNUAL EXPENSES(6)          0.55%              0.59%         0.60%           0.41%          0.73%
                                              ====               ====          ====            ====           ====

                                                                                                   ALLIANCE
                                                        ALLIANCE      ALLIANCE       ALLIANCE    INTERMEDIATE   ALLIANCE
                                          ALLIANCE     AGGRESSIVE       SMALL          MONEY      GOVERNMENT      HIGH
HR TRUST                                INTERNATIONAL     STOCK      CAP GROWTH       MARKET      SECURITIES      YIELD
--------                                -------------     -----      ----------       ------      ----------      -----
Investment Management and Advisory Fee      0.90%          0.55%        0.90%         0.35%          0.50%        0.60%
Other Expenses                              0.18%          0.03%        0.10%         0.04%          0.09%        0.06%
                                            ----           ----         ----          ----           ----         ----
   TOTAL HR TRUST ANNUAL EXPENSES(6)        1.08%          0.58%        1.00%         0.39%          0.59%        0.66%
                                            ====           ====         ====          ====           ====         ====

                                                                         BT             MFS                      MERRILL
                                                        BT SMALL    INTERNATIONAL    EMERGING                     LYNCH
                                        BT EQUITY 500    COMPANY       EQUITY         GROWTH          MFS      BASIC VALUE
EQ TRUST                                    INDEX         INDEX         INDEX        COMPANIES     RESEARCH      EQUITY
--------                                    -----         -----         -----        ---------     --------      ------
Investment Management and Advisory Fee      0.25%          0.25%        0.35%         0.55%          0.55%        0.55%
12b-1 Fee(7)                                0.25%          0.25%        0.25%         0.25%          0.25%        0.25%
Other Expenses                              0.05%          0.10%        0.20%         0.05%          0.05%        0.05%
                                            ----           ----         ----          ----           ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(8)        0.55%          0.60%        0.80%         0.85%          0.85%        0.85%
                                            ====           ====         ====          ====           ====         ====

                                                     MORGAN                                                       WARBURG
                                         MERRILL     STANLEY                             T. ROWE     T. ROWE      PINCUS
                                          LYNCH     EMERGING                EQ/PUTNAM     PRICE       PRICE        SMALL
                                          WORLD      MARKETS    EQ/PUTNAM   GROWTH &     EQUITY   INTERNATIONAL   COMPANY
EQ TRUST                                STRATEGY     EQUITY     BALANCED     INCOME      INCOME       STOCK        VALUE
--------                                --------     ------     --------     ------      ------       -----        -----
Investment Management and Advisory Fee   0.70%        1.15%       0.55%       0.55%       0.55%       0.75%        0.65%
12b-1 Fee(7)                             0.25%        0.25%       0.25%       0.25%       0.25%       0.25%        0.25%
Other Expenses                           0.25%        0.35%       0.10%       0.05%       0.05%       0.20%        0.10%
                                         ----         ----        ----        ----        ----        ----         ----
   TOTAL EQ TRUST ANNUAL EXPENSES(8)     1.20%        1.75%       0.90%       0.85%       0.85%       1.20%        1.00%
                                         ====         ====        ====        ====        ====        ====         ====

----------
Notes:

(1) The amount deducted is based on contributions that have not been withdrawn. See "Part 6: Deductions and Charges," "Distribution Fee."

(2) Deducted upon a withdrawal with respect to amounts in excess of the 15% free corridor amount, and upon a surrender. See "Part 6: Deductions and Charges," "Withdrawal Charge."

(3) We reserve the right to impose a charge in the future at a maximum of $25 for each transfers among the Investment Options in excess of five per Contract Year.

(4) See "Part 6: Deductions and Charges," "Guaranteed Minimum Death Benefit Charge."

(5) This charge is incurred at the beginning of the Contract Year and deducted on the Processing Date. See "Part 6: Deductions and Charges," "Annual Contract Fee."

(6) The amounts shown for the Portfolios of HR Trust (other than Alliance Small Cap Growth) have been restated to reflect advisory fees which went into effect as of May 1, 1997. "Other Expenses" are based on average daily net assets in each Portfolio during 1996. The amounts shown for the Alliance Small Cap Growth Portfolio are estimated for 1997 as this Portfolio commenced operations on May 1, 1997. The investment management and advisory fees for each Portfolio may vary from year to year depending upon the average daily net assets of the respective Portfolio of HR Trust. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. The other direct operating expenses will also fluctuate from year to year depending on actual expenses. See "HR Trust Charges to Portfolios" in Part 6.

(7) The Class IB shares of EQ Trust are subject to fees imposed under a distribution plan (herein, the "Rule 12b-1 Plan") adopted by EQ Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Rule 12b-1 Plan provides that EQ Trust, on behalf of each Portfolio, may pay annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. The 12b-1 fee will not be increased for the life of the Certificates.

(8) The EQ Trust Portfolios had no operations prior to May 1, 1997. Therefore, the amounts shown for "Other Expenses" for these Portfolios are estimated. The MFS Emerging Growth Companies, MFS Research, Merrill Lynch Basic Value Equity, Merrill Lynch World Strategy, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value Portfolios of EQ Trust commenced operations on May 1, 1997. The Morgan Stanley Emerging Markets Equity Portfolio commenced operations on August 20, 1997 (and was offered under this prospectus as of September 2, 1997). The BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios commenced operations on December 31, 1997. The maximum investment management and advisory fees for each EQ Trust Portfolio cannot be increased without a vote of that Portfolio's shareholders. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses but, pursuant to agreement, cannot together with other fees exceed total annual expense limitations (which are the respective amounts shown in "Total Annual Expenses"). Absent the expense limitation, we estimate that the other expenses for 1998 for each Portfolio would be 0.285% for BT Equity 500 Index; 0.231% for BT Small Company Index; 0.472% for BT International Equity Index; 0.412% for EQ/Putnam Balanced; 0.262% for EQ/Putnam Growth & Income Value; 0.242% for MFS Emerging Growth Companies; 0.234% for MFS Research; 0.247% for Merrill Lynch Basic Value Equity; 0.497% for Merrill Lynch World Strategy; 0.461% for Morgan Stanley Emerging Markets Equity; 0.235% for T. Rowe Price Equity Income; 0.422% for T. Rowe Priced International Stock; and 0.191% for Warburg Pincus Small Company Value. See "EQ Trust Charges to Portfolios" in Part 6.

ON PAGE 5 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EXAMPLES" ADD THE FOLLOWING INFORMATION UNDER EQ TRUST:

IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

                                               1 YEAR              3 YEARS         5 YEARS           10 YEARS
                                               ------              -------         -------           --------
BT Equity 500 Index                            $90.26             $123.66            --                 --
BT Small Company Index                          90.75              125.15            --                 --
BT International Equity Index                   92.74              131.13            --                 --

ON PAGE 6 OF THE MAY 1, 1997 SUPPLEMENT ADD THE FOLLOWING INFORMATION UNDER EQ
TRUST:

IF YOU DO NOT SURRENDER YOUR CERTIFICATE AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:

                                               1 YEAR              3 YEARS         5 YEARS           10 YEARS
                                               ------              -------         -------           --------
BT Equity 500 Index                            $25.97              $79.83            --                 --
BT Small Company Index                          26.46               81.32            --                 --
BT International Equity Index                   28.45               87.31            --                 --

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT REPLACE THE INFORMATION UNDER "CONDENSED FINANCIAL INFORMATION" WITH THE FOLLOWING INFORMATION:

ACCUMULATION UNIT VALUES

Equitable Life commenced the offering of the Certificates on May 1, 1995. The following table shows the Accumulation Unit Values, as of May 1, 1995 and the last Business Day of the periods shown. No Accumulation Unit Values are shown for the Alliance Small Cap Growth and Alliance High Yield Funds, and the Investment Funds investing in Class IB shares of EQ Trust Portfolios as such Funds were first offered in 1997.

                                                                LAST BUSINESS DAY OF
                                 -----------------------------------------------------------------------------------
HR TRUST                         MAY 1, 1995           DECEMBER 1995           DECEMBER 1996           NOVEMBER 1997
--------                         -----------           -------------           -------------           -------------
Alliance Conservative
  Investors                     $ 14.647383           $ 16.549050              $ 17.209382             $ 19.050075
Alliance Growth Investors         20.073331             23.593613                26.260729               29.994648
Alliance Growth &
  Income                          10.376155             11.989601                14.231408               17.506722
Alliance Common Stock            102.335691            124.519251               152.955877              188.510944
Alliance Global                   19.478146             22.293921                25.253538               27.481079
Alliance International            10.125278             11.033925                11.976127               11.606472
Alliance Aggressive Stock         44.025496             54.591448                65.938687               72.992152
Alliance Money Market             23.150932             23.830754                24.810781               25.757675
Alliance Intermediate
  Government Securities           12.498213             13.424767                11.976127               14.506815

ON PAGE 7 OF THE MAY 1, 1997 SUPPLEMENT UNDER REVISIONS FOR "EQUITABLE LIFE" REPLACE THE SECOND AND THIRD PARAGRAPHS WITH THE FOLLOWING PARAGRAPHS:

Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated (THE HOLDING COMPANY). The largest shareholder the Holding Company is AXA-UAP (AXA). As of September 30, 1997, AXA beneficially owned 59.0% of the outstanding common stock of the Holding Company. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable Life. AXA, a French company, is the holding company for an international group of insurance related financial service companies.

Equitable Life, the Holding Company and their subsidiaries managed approximately $272.7 billion of assets as of September 30, 1997.

ON PAGE 8 OF THE MAY 1, 1997 SUPPLEMENT:

UNDER REVISIONS FOR "THE TRUST'S INVESTMENT ADVISOR" REPLACE THE SENTENCE WITH THE FOLLOWING SENTENCE:

On September 30, 1997, Alliance was managing approximately $217.3 billion in assets.

UNDER "EQ TRUST'S MANAGER AND ADVISERS" INSERT THE FOLLOWING SENTENCE AT THE END OF THE THIRD PARAGRAPH:

EQ Financial has also entered into an investment advisory agreement with Bankers Trust Company, who serves as adviser to the BT Equity 500 Index, BT Small Company Index, and BT International Equity Index Portfolios.

ON PAGE 8 OF THE MAY 1, 1997 SUPPLEMENT, AND PAGE 13 OF THE PROSPECTUS UNDER "INVESTMENT POLICIES AND OBJECTIVES OF TRUST'S PORTFOLIOS" REPLACE THE SECTION WITH THE FOLLOWING INFORMATION:

Each Portfolio has a different investment objective which it tries to achieve by following separate investment policies. The policies and objectives of each Portfolio will affect its return and its risks. There is no guarantee that these objectives will be achieved. Set forth below is a summary of the investment policies and objectives of each Portfolio. This summary is qualified in its entirety by reference to the prospectuses for HR Trust and EQ Trust, both of which accompany this supplement. Please read the prospectuses for each of the trust carefully before investing.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Conservative         Diversified mix of publicly traded                High total return without, in the
Investors                     equity and debt securities.                       adviser's opinion, undue risk to
                                                                                principal

Alliance Growth Investors     Diversified mix of publicly traded                High total return consistent with
                              equity and fixed-income securities,               the adviser's determination of
                              including at times common stocks                  reasonable risk
                              issued by intermediate- and
                              small-sized companies and at times
                              lower-quality fixed-income securities
                              commonly known as "junk bonds."

Alliance Growth & Income      Primarily income producing common                 High total return through a
                              stocks and securities convertible                 combination of current income and
                              into common stocks.                               capital appreciation

Alliance Common Stock         Primarily common stock and                        Long-term growth of capital and
                              equity-type instruments.                          increasing income

Alliance Global               Primarily equity securities of                    Long-term growth of capital
                              non-United States as well as United
                              States companies.

Alliance International        Primarily equity  securities                      Long-term growth of capital
                              principally to permit  participation
                              in non-United  States companies with
                              prospects for growth.

Alliance Aggressive  Stock    Primarily  common stocks and  other               Long-term growth of capital
                              equity-type securities issued by quality
                              small- and intermediate-sized companies with
                              strong growth prospects and in covered
                              options on those securities.

HR TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
Alliance Small Cap Growth     Primarily U.S. common stocks and                  Long-term growth of capital
                              other equity-type securities issued
                              by smaller companies that, in the
                              opinion of the adviser, have
                              favorable growth prospects.

Alliance Money Market         Primarily high-quality U.S.                       High level of current income while
                              dollar-denominated money market                   preserving assets and maintaining
                              instruments.                                      liquidity

Alliance Intermediate         Primarily debt securities issued or               High current income consistent
Government Securities         guaranteed as to principal and                    with relative stability of
                              interest by the U.S. government or                principal
                              any of its agencies or
                              instrumentalities. Each investment
                              will have a final maturity of not
                              more than 10 years or a duration not
                              exceeding that of a 10-year Treasury
                              note.

Alliance High Yield           Primarily a diversified mix of                    High return by maximizing current
                              high-yield, fixed-income securities               income and, to the extent
                              which generally involve greater                   consistent with that objective,
                              volatility of price and risk of                   capital appreciation
                              principal and income than
                              higher-quality fixed-income
                              securities.  Lower-quality debt
                              securities are commonly known as
                              "junk bonds."

EQ TRUST PORTFOLIO
------------------
BT Equity 500 Index           Invest in a specifically selected                 Replicate as closely as possible
                              sample of the 500 stocks included in              (before the deduction of Portfolio
                              the Standard & Poor's 500 Composite               expenses) the total return of the
                              Stock Price Index ("S&P 500").                    S&P 500

BT Small Company Index        Invest in a statistically selected                Replicate as closely as  possible
                              sample of the 2,000 stocks included               (before the deduction of Portfolio
                              in the Russell 2000 Small Stock Index             expenses) the total return of the
                              ("Russell 2000").                                 Russell 2000

BT International Equity       Invest in a statistically selected                Replicate as closely as possible
Index                         sample of the securities of companies             (before the deduction of Portfolio
                              included in the Morgan Stanley                    expenses) the total return of the
                              Capital International Europe,                     EAFE
                              Australia, Far East Index ("EAFE"),
                              although not all companies within a country
                              will be represented in the Portfolio at the
                              same time.

MFS Emerging Growth           Primarily (i.e., at least 80% of its              Long-term growth of capital
Companies                     assets under normal circumstances) in
                              common stocks of emerging growth companies
                              that the Portfolio adviser believes are
                              early in their life cycle but which have
                              the potential to become major enterprises.

EQ TRUST PORTFOLIO                    INVESTMENT POLICY                                OBJECTIVE
------------------                    -----------------                                ---------
MFS Research                  A Substantial portion of assets                   Long-term growth of capital and
                              invested in common stock or                       future income
                              securities convertible into common
                              stock of companies believed by the
                              Portfolio adviser to possess better
                              than average prospects for long-term
                              growth.

Merrill Lynch Basic Value     Investment in securities, primarily               Capital appreciation and
Equity                        equities, that the Portfolio adviser              secondarily, income
                              believes are undervalued and
                              therefore represent basic investment
                              value.

Merrill Lynch World           Investment primarily in a portfolio               High total investment return
Strategy                      of equity and fixed-income
                              securities, including convertible
                              securities, of U.S. and foreign
                              issuers.

Morgan Stanley Emerging       Primarily equity securities of                    Long-term capital appreciation
Markets Equity                emerging market country issuers with
                              a focus on those in which  the  Portfolio's
                              adviser believes the economies are
                              developing strongly and in which the
                              markets are becoming more sophisticated.

EQ/Putnam Balanced            A well-diversified portfolio of                   Balanced  investment
                              stocks and bonds that will  produce
                              both capital growth and current income.

EQ/Putnam Growth & Income     Primarily common stocks that offer                Capital growth and, secondarily,
Value                         potential for capital growth and may,             current income
                              consistent with the Portfolio's investment
                              objective, invest in common stocks that
                              offer potential for current income.

T. Rowe Price Equity Income   Primarily dividend paying common                  Substantial dividend income and
                              stocks of established companies.                  also capital appreciation

T. Rowe Price International   Primarily common stocks of                        Long-term growth of capital
    Stock                     established non-United States
                              companies.

Warburg Pincus Small          Primarily in portfolio of equity                  Long-term capital appreciation
Company Value                 securities of small capitalization
                              companies (i.e., companies having market
                              capitalizations of $1 billion or less at
                              the time of initial purchase that the
                              Portfolio adviser considers to be
                              relatively undervalued.

ON PAGE 23 OF THE PROSPECTUS UNDER "METHODS OF PAYMENT" INSERT THE FOLLOWING AT THE END OF THE SECTION:

Automatic Investment Program

Our Automatic Investment Program (AIP) provides for a specified amount to be automatically deducted from a bank checking account, bank money market account, or credit union checking account and to be contributed as a subsequent contribution into an Accumulator Certificate on a monthly or quarterly basis. The minimum amount that will be deducted is $100 monthly and $300 quarterly. AIP subsequent contributions may be made to any Investment Option available under your Certificate. You may elect AIP by properly completing the appropriate form, which is available from your agent, and returning it to our Processing Office. You elect which day of the month (other than the 29th, 30th or 31st) you wish to have your bank account debited. That date, or the next Business Day if that day is a non-Business Day, will be the Transaction Date.

You may cancel AIP at any time by notifying our Processing Office in writing at least two business day prior to the next scheduled transaction. Equitable Life is not responsible for any debits made to your account prior to the time written notice of revocation is received at our Processing Office.

ON PAGE 26 OF THE PROSPECTUS BEFORE THE "WITHDRAWALS" SECTION INSERT THE
FOLLOWING:

REBALANCING

We currently offer a rebalancing program under which you authorize us to automatically transfer your Annuity Account Value among the Investment Funds selected by you in order to maintain a particular percentage allocation in such Investment Funds. You select the period of time at the end of which the transfers will take place. The period of time may be quarterly, semi-annually, or annually on a Contract Year basis. The Annuity Account Value allocated to each selected Investment Fund will grow or decline in value at different rates during each time period, and Rebalancing automatically reallocates the Annuity Account Value in the chosen Investment Funds at the end of each period to the specified allocation percentages. Rebalancing is intended to transfer specified portions of the Annuity Account Value from those chosen Investment Funds that have increased in value to those chosen Investment Funds that have declined in value. The transfers to and from each chosen Investment Fund will be made at the Accumulation Unit Value next computed after the Transaction Date. Rebalancing is not available for amounts in the Guaranteed Period Account. Rebalancing does not assure a profit or protect against a loss in declining markets and should be periodically reviewed as your needs may change. You may want to discuss the rebalancing program with your financial adviser before electing such program.

You may elect the rebalancing program at any time by submitting your request in a written form satisfactory to us. Rebalancing will be on the same day of the month as the Contract Date.

You may change your rebalancing allocation percentages or cancel this program at any time by submitting a request in a form satisfactory to us. Such request must be received at our Processing Office at least seven days before the next scheduled rebalancing date. A transfer request from you while the rebalancing program is in effect, will cancel the rebalancing program. You must then submit a new request in a written form satisfactory to us to start the rebalancing program again.

Rebalancing may not be elected if a Dollar Cost Averaging program (discussed above) is in effect.

ON PAGES 16 AND 17 OF THE MAY 1, 1997 SUPPLEMENT UNDER "EQ TRUST CHARGES TO PORTFOLIOS"

ADD THE FOLLOWING INFORMATION TO THE TABLE:

                                   AVERAGE DAILY NET ASSETS
                                   ------------------------
BT Equity 500 Index                         0.25%
BT Small Company Index                      0.25%
BT International Equity Index               0.35%

ADD THE FOLLOWING SENTENCE TO THE END OF THE PARAGRAPH WHICH FOLLOWS THE ABOVE
TABLE:

EQ Financial has also agreed to waive or limit its fees and to assume other expenses so that the total operating expenses of each Bankers Trust Portfolio are limited to: 0.55% of the respective average daily net assets of the BT Equity 500 Index Portfolio; 0.60% for the BT Small Company Index Portfolio; and 0.80% for the BT International Equity Index Portfolio.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
                                                                           ----

Part 1:           Accumulation Unit Values                                   2

Part 2:           Annuity Unit Values                                        2

Part 3:           Custodian and Independent Accountants                      3

Part 4:           Alliance Money Market and Alliance Intermediate
                  Government Securities Fund Yield Information               3

Part 5:           Long-Term Market Trends                                    5

Part 6:           Financial Statements                                       7


        HOW TO OBTAIN AN ACCUMULATOR STATEMENT OF ADDITIONAL INFORMATION
                          FOR SEPARATE ACCOUNT NO. 45

                           Send this request form to:
                                 Equitable Life
                                 Income Management Group
                                 P.O. Box 1547
                                 Secaucus, NJ 07096-1547


Please send me an Accumulator SAI dated May 1, 1997 as supplemented on December 31, 1997 for the Accumulator Prospectus dated May 1, 1996 as supplemented on May 1, 1997 and December 31, 1997:

         |_| SAI and Supplement             |_| Supplement only


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                        State                    Zip

                         INCOME MANAGER(R) ROLLOVER IRA
                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 31, 1997




                          ----------------------------

                            COMBINATION VARIABLE AND
                       FIXED DEFERRED ANNUITY CERTIFICATES

                               FUNDED THROUGH THE
                   INVESTMENT FUNDS OF SEPARATE ACCOUNT NO. 45

-------------------------------------------------------------------------------------------------------------------------------
                                                     EQUITY SERIES
-------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY                           INTERNATIONAL EQUITY                      AGGRESSIVE EQUITY
  Alliance Common Stock                     Alliance Global                           Alliance Aggressive Stock
  Alliance Growth & Income                  Alliance International                    Alliance Small Cap Growth
  BT Equity 500 Index                       BT International Equity Index             BT Small Company Index
  EQ/Putnam Growth & Income Value           Morgan Stanley Emerging Markets           MFS Emerging Growth Companies
  MFS Research                                Equity                                  Warburg Pincus Small Company Value
  Merrill Lynch Basic Value Equity          T. Rowe Price International Stock
  T. Rowe Price Equity Income


-------------------------------------------------------------------------------------------------------------------------------
         ASSET ALLOCATION SERIES                                          FIXED INCOME SERIES
-------------------------------------------------------------------------------------------------------------------------------

Alliance Conservative Investors           AGGRESSIVE FIXED INCOME                   DOMESTIC FIXED INCOME
Alliance Growth Investors                   Alliance High Yield                       Alliance Intermediate Government
EQ/Putnam Balanced                                                                    Securities
Merrill Lynch World Strategy                                                        Alliance Money Market

-------------------------------------------------------------------------------------------------------------------------------
                                            Alliance Equity Index Fund (Available only under APO Plus)
-------------------------------------------------------------------------------------------------------------------------------

                                   ISSUED BY:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

--------------------------------------------------------------------------------

      Home Office:              1290 Avenue of the Americas, New York, NY 10104
      Processing Office:        Post Office Box 1547, Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------


This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account No. 45 prospectus for the Rollover IRA, dated December 31, 1997. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-789-7771, toll-free, or by contacting your Registered Representative.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------


  Part  1  Minimum Distribution Withdrawals -- Traditional IRA Certificates    2
--------------------------------------------------------------------------------

  Part  2  Accumulation Unit Values                                            2
--------------------------------------------------------------------------------
  Part  3  Annuity Unit Values                                                 2
--------------------------------------------------------------------------------
  Part  4  Custodian and Independent Accountants                               3
--------------------------------------------------------------------------------
  Part  5  Alliance Money Market Fund and Alliance Intermediate Government
             Securities Fund Yield Information                                 3
--------------------------------------------------------------------------------
  Part  6  Long-Term Market Trends                                             4
--------------------------------------------------------------------------------
  Part  7  Financial Statements                                                6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This SAI dated December 31, 1997 is a revision of Equitable Life's SAI dated May 1, 1997 for the Income Manager Rollover IRA Certificates and reflects limited changes to the information provided in the May SAI. The Certificates were first offered on May 1, 1997. For convenience, in lieu of a supplement to the May SAI, the SAI has been reprinted in its entirety.
--------------------------------------------------------------------------------



              Copyright 1997 The Equitable Life Assurance Society of the United States, New York, New York 10104. All rights reserved. Income Manager is a registered service mark of The Equitable Life Assurance Society of the United States.

(IMIRASAI)

--------------------------------------------------------------------------------
PART 1 -- MINIMUM DISTRIBUTION WITHDRAWALS -- TRADITIONAL IRA CERTIFICATES

If you elect Minimum Distribution Withdrawals described in Part 4 of the prospectus, each year we calculate the Minimum Distribution Withdrawal amount by using the value of your Traditional IRA as of December 31 of the prior calendar year. We then calculate the minimum distribution amount based on the various choices you make. This calculation takes into account withdrawals made during the current calendar year but prior to the date we determine your Minimum Distribution Withdrawal amount, except that when Minimum Distribution Withdrawals are elected in the year in which you attain age 71 1/2, no adjustment will be made for any withdrawals made between January 1 and April 1 in satisfaction of the minimum distribution requirement for the prior year.


An election can also be made (1) to have us recalculate your life expectancy, or joint life expectancies, each year or (2) to have us determine your life expectancy, or joint life expectancies, once and then subtract one year, each year, from that amount. The joint life options are only available if the spouse is the beneficiary. However, if you first elect Minimum Distribution Withdrawals after April 1 of the year following the calendar year in which you attain age 70 1/2, option (1) will apply.

--------------------------------------------------------------------------------
PART 2 -- ACCUMULATION UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates which may be offered by us will have their own accumulation unit values for the Investment Funds which may be different from those for the Rollover IRA.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is:

  (a/b)- c

where:

(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by HR Trust or EQ Trust, as applicable.

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).

(c) is the daily Separate Account mortality and expense risk charge and administration charge relating to the Certificates, times the number of calendar days in the Valuation Period. These daily charges are at an effective annual rate not to exceed a total of 1.15%.

--------------------------------------------------------------------------------
PART 3 -- ANNUITY UNIT VALUES


The annuity unit value was fixed at $1.00 on each Fund's respective effective date (as shown in the prospectus) for Certificates with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each Valuation Period after that date, it is the annuity unit value for the immediately preceding Valuation Period multiplied by the adjusted Net Investment Factor under the Certificate. For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:


o .00013366 of the Net Investment Factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the Net Investment Factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All Certificates have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under Certificates with an assumed base rate of 3 1/2% will at first be smaller than those under Certificates with a 5% assumed base rate. Payments under the 3 1/2% Certificates, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Certificates.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein and are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in the Certificate.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involved a

--------------------------------------------------------------------------------
life contingency, the risk class and the age of the annuitants will affect payments.

The amount of the fourth and each later payment will vary according to the investment performance of the Investment Funds. Each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.

Illustration of Changes in Annuity Unit Values

To show how we determine variable annuity payments from month to month, assume that the Annuity Account Value on an Annuity Commencement Date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the Valuation Period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

--------------------------------------------------------------------------------
PART 4 -- CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of HR Trust and EQ Trust owned by the Separate Account.


The consolidated financial statements of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in the SAI have been audited by Price Waterhouse LLP.

The consolidated financial statements of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
PART 5 -- ALLIANCE MONEY MARKET FUND AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND YIELD INFORMATION

Alliance Money Market Fund

The Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation  Unit Values  reflect all other  accrued  expenses of the  Alliance
Money Market Fund but do not reflect the withdrawal charge, the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge or any charges for applicable taxes such as state or local premium taxes. Under the Special Dollar Cost Averaging program, Accumulation Unit Values also do not reflect the mortality and expense risks charge and the administration charge.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )365/7 - 1. The Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Alliance Money Market Fund will fluctuate and not remain constant.


Alliance Intermediate Government Securities Fund

The Alliance Intermediate Government Securities Fund calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the 30-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an

--------------------------------------------------------------------------------
Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation Unit Values reflect all other accrued expenses of the Alliance Intermediate Government Securities Fund but do not reflect the withdrawal charge, the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge or any charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Intermediate Government Securities Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 30, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/30 - 1. Alliance Intermediate Government Securities Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Alliance Intermediate Government Securities Fund will fluctuate and not remain constant.

Alliance Money Market Fund and Alliance Intermediate Government Securities Fund Yield Information

The Alliance Money Market Fund and Alliance Intermediate Government Securities Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund and Alliance Intermediate Government Securities Fund yields should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the Guarantee Periods. Nor should the yield be compared to the yield of money market funds or government securities funds made available to the general public.


Because the Rollover IRA Certificates described in the prospectus were offered for the first time in 1997, no yield information is presented.


--------------------------------------------------------------------------------
PART 6 -- LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of your own financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the Investment Funds.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.

                   Growth of $1 Invested on January 1, 1956
                     (Values are as of last business day)

              [THE FOLLOWING TABLE WAS REPRESENTED AS A STACKED AREA
                               GRAPH IN THE PROSPECTUS]

              S&P 500
              TOTAL       U.S.
              RETURN      INFLATION
              ------      ---------
              INDEX       VALUE
              ------      ---------
Dec 1956      1.07        1.03
Dec 1957      0.95        1.06
Dec 1958      1.36        1.08
Dec 1959      1.53        1.09
Dec 1960      1.53        1.11
Dec 1961      1.95        1.12
Dec 1962      1.78        1.13
Dec 1963      2.18        1.15
Dec 1964      2.54        1.16
Dec 1965      2.86        1.19
Dec 1966      2.57        1.23
Dec 1967      3.18        1.26
Dec 1968      3.34        1.32
Dec 1969      3.24        1.40
Dec 1970      3.37        1.48
Dec 1971      3.85        1.53
Dec 1972      4.58        1.58
Dec 1973      3.91        1.72
Dec 1974      2.87        1.83
Dec 1975      3.94        2.07
Dec 1976      4.88        2.17
Dec 1977      4.53        2.31
Dec 1978      4.83        2.52
Dec 1979      5.72        2.86
Dec 1980      7.57        3.21
Dec 1981      7.20        3.50
Dec 1982      8.74        3.64
Dec 1983     10.71        3.77
Dec 1984     11.38        3.92
Dec 1985     15.04        4.07
Dec 1986     17.81        4.12
Dec 1987     18.75        4.30
Dec 1988     21.90        4.49
Dec 1989     28.79        4.70
Dec 1990     27.88        4.99
Dec 1991     36.40        5.14
Dec 1992     39.19        5.29
Dec 1993     43.10        5.43
Dec 1994     43.67        5.58
Dec 1995     60.01        5.72
Dec 1996     73.86        5.92

-----------------
[BLACK] Common Stock  [WHITE] Inflation

                     [END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart on next page.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1996.

                   Growth of $1 Invested on January 1, 1990
                    (Values are as of last business date)

             [THE FOLLOWING TABLE WAS REPRESENTED AS A SCATTER
                          GRAPH IN THE PROSPECTUS]

                          S&P 500
              U.S. IT     TOTAL
              GVT TR      RETURN
              ------      ---------
              INDEX       INDEX
              ------      ---------
Jan 1990      0.99        0.93
Feb 1990      0.99        0.94
Mar 1990      0.99        0.97
Apr 1990      0.98        0.95
May 1990      1.01        1.04
Jun 1990      1.02        1.03
Jul 1990      1.04        1.03
Aug 1990      1.03        0.93
Sep 1990      1.04        0.89
Oct 1990      1.06        0.89
Nov 1990      1.08        0.94
Dec 1990      1.10        0.97

Black dots = Intermediate-Term Govt. Bonds
White dots = Common Stocks

                      [END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1996 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate nor guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.

For a comparative illustration of performance results of the Investment Funds (which reflect the trusts and Separate Account charges), see "Part 9: Investment Performance" in the prospectus.


-------------------------------------------------------------------------------------------------------------------------------
                                                             MARKET TRENDS:
                                                  ILLUSTRATIVE ANNUAL RATES OF RETURN
-------------------------------------------------------------------------------------------------------------------------------

                                                                     LONG-TERM    INTERMEDIATE-      U.S.
FOR THE FOLLOWING PERIODS               COMMON        LONG-TERM      CORPORATE        TERM         TREASURY       CONSUMER
ENDING 12/31/96:                        STOCKS       GOVT. BONDS       BONDS       GOVT. BONDS       BILLS       PRICE INDEX
-------------------------------------------------------------------------------------------------------------------------------

    1 Year                              23.07%         (0.93)%         1.40%          2.10%          5.21%          3.58%
    3 Years                             19.66           6.36           6.72           4.19           4.90           2.93
    5 Years                             15.20           8.98           8.52           6.17           4.22           2.89
   10 Years                             15.28           9.39           9.48           7.77           5.46           3.70
   20 Years                             14.55           9.54           9.71           9.14           7.28           5.15
   30 Years                             11.85           7.75           8.24           8.27           6.73           5.39
   40 Years                             11.18           6.51           6.99           7.08           5.80           4.47
   50 Years                             12.59           5.33           5.76           5.89           4.89           4.08
   60 Years                             11.19           5.06           5.38           5.32           4.10           4.13
Since 12/31/26                          10.71           5.08           5.64           5.21           3.74           3.12
Inflation adjusted since 1926            7.36           1.90           2.44           2.02           0.60             --
-------------------------------------------------------------------------------------------------------------------------------

SOURCE:  Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills, and
Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1997 Yearbook,(TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS -- For the period 1969-1996, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1996; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

INTERMEDIATE-TERM   GOVERNMENT  BONDS  --  Measured  by  a  one-bond   portfolio
constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART 7 -- FINANCIAL STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Certificates.


There are no financial statements for the Separate Account as the Certificates were first offered on May 1, 1997.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996, for loan impairments in 1995 and for postemployment benefits in 1994.


Price Waterhouse LLP
New York, New York
February 10, 1997
                                      F-1

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1996 AND 1995

                                                                        1996                 1995
                                                                  -----------------    -----------------
                                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.................   $    18,077.0        $    15,899.9
  Mortgage loans on real estate.................................         3,133.0              3,638.3
  Equity real estate............................................         3,297.5              3,916.2
  Policy loans..................................................         2,196.1              1,976.4
  Investment in and loans to affiliates.........................           685.0                636.6
  Other equity investments......................................           597.3                621.1
  Other invested assets.........................................           288.7                706.1
                                                                  -----------------    -----------------
      Total investments.........................................        28,274.6             27,394.6
Cash and cash equivalents.......................................           538.8                774.7
Deferred policy acquisition costs...............................         3,104.9              3,075.8
Amounts due from discontinued GIC Segment.......................           996.2              2,097.1
Other assets....................................................         2,552.2              2,718.1
Closed Block assets.............................................         8,495.0              8,582.1
Separate Accounts assets........................................        29,646.1             24,566.6
                                                                  -----------------    -----------------
TOTAL ASSETS....................................................   $    73,607.8        $    69,209.0
                                                                  =================    =================

LIABILITIES
Policyholders' account balances.................................   $    21,865.6        $    21,911.2
Future policy benefits and other policyholders' liabilities.....         4,416.6              4,007.3
Short-term and long-term debt...................................         1,766.9              1,899.3
Other liabilities...............................................         2,785.1              3,380.7
Closed Block liabilities........................................         9,091.3              9,221.4
Separate Accounts liabilities...................................        29,598.3             24,531.0
                                                                  -----------------    -----------------
      Total liabilities.........................................        69,523.8             64,950.9
                                                                  -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares
  authorized, issued and outstanding............................             2.5                  2.5
Capital in excess of par value..................................         3,105.8              3,105.8
Retained earnings...............................................           798.7                788.4
Net unrealized investment gains.................................           189.9                396.5
Minimum pension liability.......................................           (12.9)               (35.1)
                                                                  -----------------    -----------------
      Total shareholder's equity................................         4,084.0              4,258.1
                                                                  -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................   $    73,607.8        $    69,209.0
                                                                  =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996               1995               1994
                                                          -----------------  -----------------  -----------------
                                                                              (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................   $      874.0       $       788.2      $       715.0
Premiums................................................          597.6               606.8              625.6
Net investment income...................................        2,175.9             2,088.2            1,998.6
Investment (losses) gains, net..........................           (9.8)                5.3               91.8
Commissions, fees and other income......................        1,081.8               897.1              847.4
Contribution from the Closed Block......................          125.0               143.2              137.0
                                                          -----------------  -----------------  -----------------

      Total revenues....................................        4,844.5             4,528.8            4,415.4
                                                          -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances....        1,270.2             1,248.3            1,201.3
Policyholders' benefits.................................        1,317.7             1,008.6              914.9
Other operating costs and expenses......................        2,048.0             1,775.8            1,857.7
                                                          -----------------  -----------------  -----------------

      Total benefits and other deductions...............        4,635.9             4,032.7            3,973.9
                                                          -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change...........................          208.6               496.1              441.5
Federal income taxes....................................            9.7               120.5              100.2
Minority interest in net income of consolidated
  subsidiaries..........................................           81.7                62.8               50.4
                                                          -----------------  -----------------  -----------------
Earnings from continuing operations before
  cumulative effect of accounting change................          117.2               312.8              290.9
Discontinued operations, net of Federal income taxes....          (83.8)                -                  -
Cumulative effect of accounting change, net of Federal
  income taxes..........................................          (23.1)                -                (27.1)
                                                          -----------------  -----------------  -----------------

Net Earnings............................................   $       10.3       $       312.8      $       263.8
                                                          =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year as
  previously reported.........................................        2,913.6             2,913.6            2,613.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................          192.2               192.2              192.2
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, beginning of year as restated.        3,105.8             3,105.8            2,805.8
Additional capital in excess of par value.....................            -                   -                300.0
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year as previously reported...          781.6               484.0              217.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................            6.8                (8.4)              (5.8)
                                                                -----------------  -----------------  -----------------
Retained earnings, beginning of year as restated..............          788.4               475.6              211.8
Net earnings..................................................           10.3               312.8              263.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................          798.7               788.4              475.6
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year
  as previously reported......................................          338.2              (203.0)             131.9
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................           58.3               (17.5)              12.7
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), beginning of
  year as restated............................................          396.5              (220.5)             144.6
Change in unrealized investment (losses) gains................         (206.6)              617.0             (365.1)
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), end of year.........          189.9               396.5             (220.5)
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (35.1)               (2.7)             (15.0)
Change in minimum pension liability...........................           22.2               (32.4)              12.3
                                                                -----------------  -----------------  -----------------
Minimum pension liability, end of year........................          (12.9)              (35.1)              (2.7)
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    4,084.0       $     4,258.1      $     3,360.7
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $       10.3       $       312.8      $       263.8
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,270.2             1,248.3            1,201.3
  Universal life and investment-type policy fee income........         (874.0)             (788.2)            (715.0)
  Investment losses (gains)...................................            9.8                (5.3)             (91.8)
  Change in Federal income taxes payable......................         (197.1)              221.6               38.3
  Other, net..................................................          364.4               127.3              (19.4)
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          583.6             1,116.5              677.2
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,275.1             1,897.4            2,323.8
  Sales.......................................................        8,964.3             8,867.1            5,816.6
  Return of capital from joint ventures and limited
    partnerships..............................................           78.4                65.2               39.0
  Purchases...................................................      (12,559.6)          (11,675.5)          (7,564.7)
  Decrease (increase) in loans to discontinued GIC Segment....        1,017.0             1,226.9              (40.0)
  Other, net..................................................           56.7              (624.7)            (478.1)
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by investing activities..............         (168.1)             (243.6)              96.6
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,925.4             2,586.5            2,082.5
    Withdrawals...............................................       (2,385.2)           (2,657.1)          (2,864.4)
  Net decrease in short-term financings.......................            (.3)              (16.4)            (173.0)
  Additions to long-term debt.................................            -                 599.7               51.8
  Repayments of long-term debt................................         (124.8)              (40.7)            (199.8)
  Proceeds from issuance of Alliance units....................            -                   -                100.0
  Payment of obligation to fund accumulated deficit of
    discontinued GIC Segment..................................            -              (1,215.4)               -
  Capital contribution from the Holding Company...............            -                   -                300.0
  Other, net..................................................          (66.5)              (48.4)              26.5
                                                                -----------------  -----------------  -----------------

Net cash (used) by financing activities.......................         (651.4)             (791.8)            (676.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (235.9)               81.1               97.4
Cash and cash equivalents, beginning of year..................          774.7               693.6              596.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      538.8       $       774.7      $       693.6
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      109.9       $        89.6      $        34.9
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (10.0)      $       (82.7)     $        49.2
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") converted to a stock life insurance company on July 22, 1992 and became a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which will continue to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), Equitable Real Estate Investment Management, Inc. ("EREIM") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 60.8% at December 31, 1996 (63.6% assuming conversion of Series E Convertible Preferred Stock held by AXA and 54.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP").

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiaries (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and EREIM, a real estate investment management subsidiary; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued Guaranteed Interest Contract ("GIC") Segment (see Note 7).

        The years "1996," "1995" and "1994" refer to the years ended December 31, 1996, 1995 and 1994, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1996 presentation.

        Closed Block
        ------------

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. The plan of demutualization prohibits the reallocation, transfer, borrowing or lending of assets between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or to any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, the Company's management adopted a plan to discontinue the business operations of the GIC Segment, consisting of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and Guaranteed Interest Contract ("GIC") lines of business. The Company established a pre-tax provision for the estimated future losses of the GIC line of business and a premium deficiency reserve for the Wind-Up Annuities. Subsequent losses incurred have been charged to the two loss provisions. Management reviews the adequacy of the allowance and reserve each quarter. During the fourth quarter 1996 review, management determined it was necessary to increase the allowance for expected future losses of the GIC Segment. Management believes the loss provisions for GIC contracts and Wind-Up Annuities at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized (See Note 7).

        Accounting Changes
        ------------------

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by Statement of
        Financial Accounting Standards ("SFAS") No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". The effect of this change, including the impact on the Closed Block, was to increase earnings from continuing operations before cumulative effect of accounting change by $19.2 million, net of Federal income taxes of $10.3 million for 1996. The financial statements for 1995 and 1994 have been retroactively restated for the change which resulted in an increase (decrease) in earnings before cumulative effect of accounting change of $15.2 million, net of Federal income taxes of $8.2 million, and $(2.6) million, net of Federal income tax benefit of $1.0 million, respectively. Shareholder's equity increased $199.1 million as of January 1, 1994 for the effect of retroactive application of the new method. (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," as of January 1, 1996. The statement requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held and used. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate to be disposed of. Valuation allowances on real estate to be disposed of continue to be computed using the lower of estimated fair value or depreciated cost, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities being vacated beginning in 1996.

        In the  first  quarter  of 1995,  the  Company  adopted  SFAS  No.  114,
        "Accounting by Creditors for Impairment of a Loan". This statement applies to all loans, including loans restructured in a troubled debt restructuring involving a modification of terms. This statement addresses the accounting for impairment of a loan by specifying how allowances for credit losses should be determined. Impaired loans within the scope of this statement are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The Company provides for impairment of loans through an allowance for possible losses. The adoption of this statement did not have a material effect on the level of these allowances or on the Company's consolidated statements of earnings and shareholder's equity.

        Beginning coincident with issuance of SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," implementation guidance in November 1995, the Financial Accounting Standards Board ("FASB") permitted companies a one-time opportunity, through December 31, 1995, to reassess the appropriateness of the classification of all securities held at that time. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, consolidated shareholder's equity increased by $149.4 million, net of deferred policy acquisition costs ("DAC"), amounts attributable to participating group annuity contracts and deferred Federal income taxes.

        In the fourth quarter of 1994 (effective as of January 1, 1994), the Company adopted SFAS No. 112, "Employers' Accounting for Postemployment Benefits," which required employers to recognize the obligation to provide postemployment benefits. Implementation of this statement resulted in a charge for the cumulative effect of accounting change of $27.1 million, net of a Federal income tax benefit of $14.6 million.

        New Accounting Pronouncements
        -----------------------------

        The FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation," which permits entities to recognize as expense over the vesting period the fair value of all stock-based awards on the date of grant or, alternatively, to continue to apply the provisions of Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Companies which elect to continue to apply APB Opinion No. 25 must provide pro forma net income disclosures for employee stock option grants made in 1995 and future years as if the fair-value-based method defined in SFAS No. 123 had been applied. The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of APB Opinion No. 25 (see Note 21).

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Management has not yet determined the effect of implementing SFAS No. 125.

        Valuation of Investments
        ------------------------

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Effective with the adoption of SFAS No. 114 on January 1, 1995, the valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value. Prior to the adoption of SFAS No. 114, the valuation allowances were based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans management believed may not be collectible in full. In establishing valuation allowances, management previously considered, among other things the estimated fair value of the underlying collateral.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses) net. Valuation allowances on real estate available for sale are computed using the lower of current estimated fair value or depreciated cost, net of disposition costs. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Investment Results and Unrealized Investment Gains (Losses)
        -----------------------------------------------------------

        Net investment income and realized investment gains and losses (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains and losses are determined by specific identification and are presented as a component of revenue. Valuation allowances are netted against the asset categories to which they apply and changes in the valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to the discontinued GIC Segment, participating group annuity contracts, and DAC related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1996, the expected investment yield ranged from 7.30% grading to 7.68% over 13 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. Deviations of actual results from estimated experience are reflected in earnings in the period such deviations occur. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue. In the fourth quarter of 1996, the DAC related to DI contracts issued prior to July 1993 was written off.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study on participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, including expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual disability income and major medical policies were $711.8 million and $639.6 million at December 31, 1996 and 1995, respectively (excluding $175.0 million of reserve strengthening in 1996). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding $175.0 million of reserve strengthening in 1996) are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $       189.0       $      176.0       $      188.6
        Incurred benefits related to prior years...........           69.1               67.8               28.7
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       258.1       $      243.8       $      217.3
                                                            =================   ================   =================
        Benefits paid related to current year..............  $        32.6       $       37.0       $       43.7
        Benefits paid related to prior years...............          153.3              137.8              132.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       185.9       $      174.8       $      176.0
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  Board  of  Directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        Equitable Life is subject to limitations on the amount of statutory profits which can be retained with respect to certain classes of individual participating policies that were in force on July 22, 1992 which are not included in the Closed Block and with respect to participating policies issued subsequent to July 22, 1992. Excess statutory profits, if any, will be distributed over time to such policyholders and will not be available to Equitable Life's shareholder. Earnings in excess of limitations, if any, would be accrued as policyholders' dividends.

        At December 31, 1996, participating policies, including those in the Closed Block, represent approximately 24.2% ($52.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes
        --------------------

        The Company files a consolidated Federal income tax return with the Holding Company and its non-life insurance subsidiaries. Current Federal income taxes were charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities were recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts
        -----------------

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds the Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1996, 1995 and 1994, investment results of such Separate Accounts were $2,970.6 million, $1,963.2 million and $665.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                      COST              GAINS              LOSSES           FAIR VALUE
                                                -----------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)
        DECEMBER 31, 1996
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $   13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3            2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3            1,559.3
            States and political subdivisions..           77.0                4.5                -                 81.5
            Foreign governments................          302.6               18.0                2.2              318.4
            Redeemable preferred stock.........          139.1                3.3                7.1              135.3
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $   18,077.0
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        98.7      $        49.3       $       17.7       $      130.3
                                                =================  =================   ================   ===============

        December 31, 1995
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    10,910.7      $       617.6       $      118.1       $   11,410.2
            Mortgage-backed....................        1,838.0               31.2                1.2            1,868.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        2,257.0               77.8                4.1            2,330.7
            States and political subdivisions..           45.7                5.2                -                 50.9
            Foreign governments................          124.5               11.0                 .2              135.3
            Redeemable preferred stock.........          108.1                5.3                8.6              104.8
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    15,284.0      $       748.1       $      132.2       $   15,899.9
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        97.3      $        49.1       $       18.0       $      128.4
                                                =================  =================   ================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based upon the assumption such securities will be held to maturity. Estimated fair value for equity securities, substantially all of which do not have a readily ascertainable market value, has been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1996 and 1995, securities without a readily ascertainable market value having an amortized cost of $3,915.7 million and $3,748.9 million, respectively, had estimated fair values of $4,024.6 million and $3,981.8 million, respectively.

        The contractual maturity of bonds at December 31, 1996 is shown below:

                                                   AVAILABLE FOR SALE
                                           ------------------------------------
                                              AMORTIZED          ESTIMATED
                                                COST             FAIR VALUE
                                           ----------------   -----------------
                                                      (IN MILLIONS)

        Due in one year or less...........  $      539.6       $      542.5
        Due in years two through five.....       2,776.2            2,804.0
        Due in years six through ten......       6,044.7            6,158.1
        Due after ten years...............       6,203.7            6,430.3
        Mortgage-backed securities........       2,015.9            2,006.8
                                           ----------------   -----------------
        Total.............................  $   17,580.1       $   17,941.7
                                           ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1996, approximately 14.20% of the $17,563.7 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        The Company has restructured or modified the terms of certain fixed maturity investments. The fixed maturity portfolio includes amortized costs of $5.5 million and $15.9 million at December 31, 1996 and 1995, respectively, of such restructured securities. These amounts include fixed maturities which are in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem fixed maturities") of $2.2 million and $1.6 million as of December 31, 1996 and 1995, respectively. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturities amounted to $1.4 million, $3.0 million and $7.5 million in 1996, 1995 and 1994, respectively. Gross interest income on these fixed maturities included in net investment income aggregated $1.3 million, $2.9 million and $6.8 million in 1996, 1995 and 1994, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balances, beginning of year........................  $       325.3       $      284.9       $      355.6
        SFAS No. 121 release...............................         (152.4)               -                  -
        Additions charged to income........................          125.0              136.0               51.0
        Deductions for writedowns and
          asset dispositions...............................         (160.8)             (95.6)            (121.7)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================
        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        50.4       $       65.5       $       64.2
          Equity real estate...............................           86.7              259.8              220.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================

        At December 31, 1996, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $25.0 million of fixed maturities and $2.6 million of mortgage loans on real estate.

        At December 31, 1996 and 1995, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $12.4 million (0.4% of total mortgage loans on real estate) and $87.7 million (2.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $388.3 million and $531.5 million at December 31, 1996 and 1995, respectively. These amounts include $1.0 million and $3.8 million of problem mortgage loans on real estate at December 31, 1996 and 1995, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $35.5 million, $52.1 million and $44.9 million in 1996, 1995 and 1994, respectively. Gross interest income on these loans included in net investment income aggregated $28.2 million, $37.4 million and $32.8 million in 1996, 1995 and 1994, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   1996                 1995
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        340.0       $        310.1
        Impaired mortgage loans with no provision for losses...............           122.3                160.8
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           462.3                470.9
        Provision for losses...............................................            46.4                 62.7
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        415.9       $        408.2
                                                                            ===================  ===================

        Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $38.8 million and $27.9 million for 1996 and 1995, respectively, including $17.9 million and $13.4 million recognized on a cash basis.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1996 and 1995, the carrying value of equity real estate available for sale amounted to $345.6 million and $255.5 million, respectively. For 1996, 1995 and 1994, respectively, real estate of $58.7 million, $35.3 million and $189.8 million was acquired in satisfaction of debt. At December 31, 1996 and 1995, the Company owned $771.7 million and $862.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $587.5 million and $662.4 million at December 31, 1996 and 1995, respectively. Depreciation expense on real estate totaled $91.8 million, $121.7 million and $117.0 million for 1996, 1995 and 1994, respectively. As a result of the implementation of SFAS No. 121, during 1996 no depreciation expense has been recorded on real estate available for sale.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information of real estate joint ventures (34 and 38 individual ventures as of December 31, 1996 and 1995, respectively) and of limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        FINANCIAL POSITION
        Investments in real estate, at depreciated cost........................  $    1,883.7       $    2,684.1
        Investments in securities, generally at estimated fair value...........       2,430.6            2,459.8
        Cash and cash equivalents..............................................          98.0              489.1
        Other assets...........................................................         427.0              270.8
                                                                                ----------------   -----------------
        Total assets...........................................................       4,839.3            5,903.8
                                                                                ----------------   -----------------
        Borrowed funds - third party...........................................       1,574.3            1,782.3
        Borrowed funds - the Company...........................................         137.9              220.5
        Other liabilities......................................................         415.8              593.9
                                                                                ----------------   -----------------
        Total liabilities......................................................       2,128.0            2,596.7
                                                                                ----------------   -----------------

        Partners' Capital......................................................  $    2,711.3       $    3,307.1
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      806.8       $      902.2
        Equity in limited partnership interests not included above.............         201.8              212.8
        Other..................................................................           9.8                8.9
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $    1,018.4       $    1,123.9
                                                                                ================   =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       348.9       $      463.5       $      537.7
        Revenues of other limited partnership interests....          386.1              242.3              103.4
        Interest expense - third party.....................         (111.0)            (135.3)            (114.9)
        Interest expense - the Company.....................          (30.0)             (41.0)             (36.9)
        Other expenses.....................................         (282.5)            (397.7)            (430.9)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       311.5       $      131.8       $       58.4
                                                            =================   ================   =================
        Equity in net earnings included above..............  $        73.9       $       49.1       $       18.9
        Equity in net earnings of limited partnerships
          interests not included above.....................           35.8               44.8               25.3
        Other..............................................             .9                1.0                1.8
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       110.6       $       94.9       $       46.0
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                   1996               1995                1994
                                             -----------------   ----------------   -----------------
                                                                  (IN MILLIONS)

        Fixed maturities....................  $     1,307.4       $    1,151.1       $    1,036.5
        Mortgage loans on real estate.......          303.0              329.0              385.7
        Equity real estate..................          442.4              560.4              561.8
        Other equity investments............           94.3               76.9               36.1
        Policy loans........................          160.3              144.4              122.7
        Other investment income.............          217.4              273.0              322.4
                                             -----------------   ----------------   -----------------

          Gross investment income...........        2,524.8            2,534.8            2,465.2
                                             -----------------   ----------------   -----------------

          Investment expenses...............          348.9              446.6              466.6
                                             -----------------   ----------------   -----------------

        Net Investment Income...............  $     2,175.9       $    2,088.2       $    1,998.6
                                             =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $        60.5       $      119.9       $      (14.3)
        Mortgage loans on real estate......................          (27.3)             (40.2)             (43.1)
        Equity real estate.................................          (79.7)             (86.6)              20.6
        Other equity investments...........................           18.9               12.8               75.9
        Issuance and sales of Alliance Units...............           20.6                -                 52.4
        Other..............................................           (2.8)               (.6)                .3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (9.8)      $        5.3       $       91.8
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $29.9 million, $46.7 million and $30.8 million for 1996, 1995 and 1994, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $23.7 million for the year ended December 31, 1996.

        For 1996, 1995 and 1994, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $8,353.5 million, $8,206.0 million and $5,253.9 million. Gross gains of $154.2 million, $211.4 million and $65.2 million and gross losses of $92.7 million, $64.2 million and $50.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1996, 1995 and 1994 amounted to $(258.0) million, $1,077.2 million and $(742.2)
        million, respectively.

        During each of 1995 and 1994, one security classified as held to maturity was sold. During the eleven months ended November 30, 1995 and the year ended December 31, 1994, respectively, twelve and six securities so classified were transferred to the available for sale portfolio. All actions were taken as a result of a significant deterioration in creditworthiness. The aggregate amortized costs of the securities sold were $1.0 million and $19.9 million with a related investment gain of $-0- million and $.8 million recognized in 1995 and 1994, respectively; the aggregate amortized cost of the securities transferred was $116.0 million and $42.8 million with gross unrealized investment losses of $3.2 million and $3.1 million charged to consolidated shareholder's equity for the eleven months ended November 30, 1995 and the year ended December 31,

        1994, respectively. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, unrealized gains on fixed maturities increased $395.6 million, offset by DAC of $126.5 million, amounts attributable to participating group annuity contracts of $39.2 million and deferred Federal income taxes of $80.5 million.

        For 1996, 1995 and 1994, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.7 million, $131.2 million and $175.8 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration which will be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively, which are being amortized over the estimated useful lives of 20 years. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. At December 31, 1996, the Company's ownership of Alliance Units was approximately 57.3%.

        In 1994, Alliance sold 4.96 million newly issued Alliance Units to third parties at prevailing market prices. The Company continues to hold its 1% general partnership interest in Alliance. The Company recognized an investment gain of $52.4 million as a result of these transactions.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year as restated.............  $       396.5       $     (220.5)      $      144.6
        Changes in unrealized investment (losses) gains....         (297.6)           1,198.9             (856.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........            -                (78.1)              40.8
            DAC............................................           42.3             (216.8)             273.6
            Deferred Federal income taxes..................           48.7             (287.0)             177.2
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       357.8       $      615.9       $     (461.3)
            Other equity investments.......................           31.6               31.1                7.7
            Other, principally Closed Block................           53.1               93.1               (5.1)
                                                            -----------------   ----------------   -----------------
              Total........................................          442.5              740.1             (458.7)
          Amounts of unrealized investment (gains)
            losses attributable to:
              Participating group annuity contracts........          (72.2)             (72.2)               5.9
              DAC..........................................          (52.0)             (94.3)             122.4
              Deferred Federal income taxes................         (128.4)            (177.1)             109.9
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================

 6)     CLOSED BLOCK

        Summarized financial information of the Closed Block follows:

                                                                                     DECEMBER 31,
                                                                         --------------------------------------
                                                                               1996                 1995
                                                                         -----------------    -----------------
                                                                                     (IN MILLIONS)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $3,820.7 and $3,662.8)......................................  $    3,889.5         $    3,896.2
        Mortgage loans on real estate...................................       1,380.7              1,368.8
        Policy loans....................................................       1,765.9              1,797.2
        Cash and other invested assets..................................         336.1                440.9
        DAC.............................................................         876.5                792.6
        Other assets....................................................         246.3                286.4
                                                                         -----------------    -----------------
        Total Assets....................................................  $    8,495.0         $    8,582.1
                                                                         =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances......  $    8,999.7         $    8,923.5
        Other liabilities...............................................          91.6                297.9
                                                                         -----------------    -----------------
        Total Liabilities...............................................  $    9,091.3         $    9,221.4
                                                                         =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Premiums and other revenue.........................  $       724.8       $      753.4       $      798.1
        Investment income (net of investment
          expenses of $27.3, $26.7 and $19.0)..............          546.6              538.9              523.0
        Investment losses, net.............................           (5.5)             (20.2)             (24.0)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,265.9            1,272.1            1,297.1
                                                            -----------------   ----------------   -----------------
        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,106.3            1,077.6            1,121.6
        Other operating costs and expenses.................           34.6               51.3               38.5
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,140.9            1,128.9            1,160.1
                                                            -----------------   ----------------   -----------------
        Contribution from the Closed Block.................  $       125.0       $      143.2       $      137.0
                                                            =================   ================   =================

        In the fourth quarter of 1996, the Company adopted SFAS No. 120, which prescribes the accounting for individual participating life insurance contracts, most of which are included in the Closed Block. The implementation of SFAS No. 120 resulted in an increase (decrease) in the contribution from the Closed Block of $27.5 million, $18.8 million and $(14.0) million in 1996, 1995 and 1994, respectively.

        The fixed maturity portfolio, based on amortized cost, includes $.4 million and $4.3 million at December 31, 1996 and 1995, respectively, of restructured securities which includes problem fixed maturities of $.3 million and $1.9 million, respectively.

        During the eleven months ended November 30, 1995, one security classified as held to maturity was sold and ten securities classified as held to maturity were transferred to the available for sale portfolio. All actions resulted from significant deterioration in creditworthiness. The amortized cost of the security sold was $4.2 million. The aggregate amortized cost of the securities transferred was $81.3 million with gross unrealized investment losses of $.1 million transferred to equity. At December 1, 1995, $1,750.7 million of securities classified as held to maturity were transferred to the available for sale portfolio. As a result, unrealized gains of $88.5 million on fixed maturities were recognized, offset by DAC amortization of $52.6 million.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had an amortized cost of $4.3 million and $36.5 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $114.2 million and $137.7 million, respectively. At December 31, 1996 and 1995, the restructured mortgage loans on real estate amount included $.7 million and $8.8 million, respectively, of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)

        Impaired mortgage loans with provision for losses.........  $       128.1      $       106.8
        Impaired mortgage loans with no provision for losses......             .6               10.1
                                                                   ----------------   -----------------
        Recorded investment in impaired mortgages.................          128.7              116.9
        Provision for losses......................................           12.9               17.9
                                                                   ----------------   -----------------
        Net Impaired Mortgage Loans...............................  $       115.8      $        99.0
                                                                   ================   =================

        During 1996 and 1995, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.9 million and $5.9 million for 1996 and 1995, respectively, including $4.7 million and $1.3 million recognized on a cash basis.

        Valuation allowances amounted to $13.8 million and $18.4 million on mortgage loans on real estate and $3.7 million and $4.3 million on equity real estate at December 31, 1996 and 1995, respectively. Writedowns of fixed maturities amounted to $12.8 million, $16.8 million and $15.9 million for 1996, 1995 and 1994, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held and used.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information of the GIC Segment follows:

                                                             DECEMBER 31,
                                                 --------------------------------------
                                                       1996                 1995
                                                 -----------------    -----------------
                                                             (IN MILLIONS)
        Assets
        Mortgage loans on real estate...........  $    1,111.1         $    1,485.8
        Equity real estate......................         925.6              1,122.1
        Other invested assets...................         474.0                665.2
        Other assets............................         226.1                579.3
                                                 -----------------    -----------------
        Total Assets............................  $    2,736.8         $    3,852.4
                                                 =================    =================

        Liabilities
        Policyholders' liabilities..............  $    1,335.9         $    1,399.8
        Allowance for future losses.............         262.0                164.2
        Amounts due to continuing operations....         996.2              2,097.1
        Other liabilities.......................         142.7                191.3
                                                 -----------------    -----------------
        Total Liabilities.......................  $    2,736.8         $    3,852.4
                                                 =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Investment income (net of investment expenses
          of $127.5, $153.1 and $183.3)....................  $       245.4       $      323.6       $      394.3
        Investment (losses) gains, net.....................          (18.9)             (22.9)              26.8
        Policy fees, premiums and other income.............             .2                 .7                 .4
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          226.7              301.4              421.5
        Benefits and other deductions......................          250.4              326.5              443.2
        Losses charged to allowance for future losses......          (23.7)             (25.1)             (21.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (129.0)               -                  -
        Federal income tax benefit.........................           45.2                -                  -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (83.8)      $        -         $        -
                                                            =================   ================   =================

        In  1991,   management  adopted  a  plan  to  discontinue  the  business operations of the GIC Segment consisting of group non-participating Wind-Up Annuities and the GIC lines of business. The loss allowance and premium deficiency reserve of $569.6 million provided for in 1991 were based on management's best judgment at that time.

        The Company's quarterly process for evaluating the loss provisions applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the provisions, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the loss provisions by $129.0 million, resulting in a post-tax charge of $83.8 million to discontinued operations' results in the fourth quarter of 1996.

        Management believes the loss provisions for Wind-Up Annuities and GIC contracts at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the loss provisions, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss provisions are likely to result.

        In January 1995, continuing operations transferred $1,215.4 million in cash to the GIC Segment in settlement of its obligation to provide assets to fund the accumulated deficit of the GIC Segment. Subsequently, the GIC Segment remitted $1,155.4 million in cash to continuing operations in partial repayment of borrowings by the GIC Segment. No gains or losses were recognized on these transactions. Amounts due to continuing operations at December 31, 1996, consisted of $1,080.0 million borrowed by the discontinued GIC Segment offset by $83.8 million representing an obligation of continuing operations to provide assets to fund the accumulated deficit of the GIC Segment.

        Investment income included $88.2 million of interest income for 1994 on amounts due from continuing operations. Benefits and other deductions include $114.3 million, $154.6 million and $219.7 million of interest expense related to amounts borrowed from continuing operations in 1996, 1995 and 1994, respectively.

        Valuation allowances amounted to $9.0 million and $19.2 million on mortgage loans on real estate and $20.4 million and $77.9 million on equity real estate at December 31, 1996 and 1995, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held and used. Writedowns of fixed maturities amounted to $1.6 million, $8.1 million and $17.8 million for 1996, 1995 and 1994, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $12.3 million for 1996.

        The fixed maturity portfolio, based on amortized cost, includes $6.2 million and $15.1 million at December 31, 1996 and 1995, respectively, of restructured securities. These amounts include problem fixed maturities of $.5 million and $6.1 million at December 31, 1996 and 1995, respectively.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had amortized costs of $7.9 million and $35.4 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $208.1 million and $289.3 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                            DECEMBER 31,
                                                                 ------------------------------------
                                                                      1996                1995
                                                                 ----------------   -----------------
                                                                            (IN MILLIONS)
        Impaired mortgage loans with provision for losses.......  $        83.5      $       105.1
        Impaired mortgage loans with no provision for losses....           15.0               18.2
                                                                 ----------------   -----------------
        Recorded investment in impaired mortgages...............           98.5              123.3
        Provision for losses....................................            8.8               17.7
                                                                 ----------------   -----------------
        Net Impaired Mortgage Loans.............................  $        89.7      $       105.6
                                                                 ================   =================

        During 1996 and 1995, the GIC Segment's average recorded investment in impaired mortgage loans was $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.1 million and $4.5 million for 1996 and 1995, respectively, including $7.5 million and $.4 million recognized on a cash basis.

        At December 31, 1996 and 1995, the GIC Segment had $263.0 million and $310.9 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                        DECEMBER 31,
                                                            --------------------------------------
                                                                  1996                 1995
                                                            -----------------    -----------------
                                                                        (IN MILLIONS)

        Short-term debt....................................  $      174.1         $        -
                                                            -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.....         399.4                399.3
          7.70% surplus notes scheduled to mature 2015.....         199.6                199.6
          Eurodollar notes, 10.5% due 1997.................           -                   76.2
          Zero coupon note, 11.25% due 1997................           -                  120.1
          Other............................................            .5                 16.3
                                                            -----------------    -----------------
              Total Equitable Life.........................         599.5                811.5
                                                            -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 4.92% - 12.50% due through 2006..         968.6              1,084.4
                                                            -----------------    -----------------
        Alliance:
          Other............................................          24.7                  3.4
                                                            -----------------    -----------------
        Total long-term debt...............................       1,592.8              1,899.3
                                                            -----------------    -----------------
        Total Short-term and Long-term Debt................  $    1,766.9         $    1,899.3
                                                            =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1996 range from 5.73% (the London Interbank Offering Rate ("LIBOR") plus 22.5 basis points) to 8.25% (the prime rate). There were no borrowings outstanding under this bank credit facility at December 31, 1996.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million five-year bank credit facility. There were no borrowings outstanding under this program at December 31, 1996.

        In February 1996, Alliance entered into a new $250.0 million five-year revolving credit facility with a group of banks which replaced its
        $100.0  million   revolving  credit  facility  and  its  $100.0  million
        commercial paper back-up revolving credit facility. Under the new revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the LIBOR or the Federal Funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for commercial paper to be used under Alliance's $100.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. As of December 31, 1996, Alliance had not issued any commercial paper under its $100.0 million commercial paper program and there were no borrowings outstanding under Alliance's revolving credit facility.

        At December 31, 1996, long-term debt expected to mature in 1997 totaling $174.1 million was reclassified as short-term debt.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. The unamortized discount on the Surplus Notes was $1.0 million at December 31, 1996. Payments of interest on or principal of the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,406.4 million and $1,629.7 million at December 31, 1996 and 1995, respectively, as collateral for certain long-term debt.

        At December 31, 1996, aggregate maturities of the long-term debt based on required principal payments at maturity for 1997 and the succeeding four years are $494.9 million, $316.7 million, $19.7 million, $5.4 million, $0 million, respectively, and $946.7 million thereafter.

 9)     FEDERAL INCOME TAXES

        A  summary  of  the  Federal   income  tax  expense   (benefit)  in  the
        consolidated statements of earnings is shown below:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Federal income tax expense (benefit):
          Current...............................  $        97.9       $      (11.7)      $        4.0
          Deferred..............................          (88.2)             132.2               96.2
                                                 -----------------   ----------------   -----------------
        Total...................................  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Expected Federal income tax expense.....  $        73.0       $      173.7       $      154.5
        Non-taxable minority interest...........          (28.6)             (22.0)             (17.6)
        Differential earnings amount............            -                  -                (16.8)
        Adjustment of tax audit reserves........            6.9                4.1               (4.6)
        Equity in unconsolidated subsidiaries...          (32.3)             (19.4)             (12.5)
        Other...................................           (9.3)             (15.9)              (2.8)
                                                 -----------------   ----------------   -----------------
        Federal Income Tax Expense..............  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        Prior to the date of demutualization, Equitable Life reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying Equitable Life's average equity base, as determined for tax purposes, by an estimate of the excess of an imputed earnings rate for stock life insurance companies over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service. As a stock life insurance company, Equitable Life no longer is required to reduce its policyholder dividend deduction by the differential earnings amount, but differential earnings amounts for pre-demutualization years were still being recomputed in 1994.

        The components of the net deferred Federal income tax account are as follows:

                                                       DECEMBER 31, 1996                  December 31, 1995
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        DAC, reserves and reinsurance..........  $       -        $      166.0      $        -        $     304.4
        Investments............................          -               328.6               -              326.9
        Compensation and related benefits......        259.2               -               293.0              -
        Other..................................          -                 1.8               -               32.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     259.2      $      496.4      $      293.0      $     663.6
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                     1996               1995                1994
                                               -----------------   ----------------   -----------------
                                                                    (IN MILLIONS)
        DAC, reserves and reinsurance.........  $      (156.2)      $       63.3       $       12.0
        Investments...........................           78.6               13.0               89.3
        Compensation and related benefits.....           22.3               30.8               10.0
        Other.................................          (32.9)              25.1              (15.1)
                                               -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense...................  $       (88.2)      $      132.2       $       96.2
                                               =================   ================   =================

        The Internal Revenue Service is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       461.4       $      474.2       $      476.7
        Reinsurance assumed................................          177.5              171.3              180.5
        Reinsurance ceded..................................          (41.3)             (38.7)             (31.6)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       597.6       $      606.8       $      625.6
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        48.2       $       44.0       $       27.5
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        54.1       $       48.9       $       20.7
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        32.3       $       28.5       $       25.4
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $2.4 million, $260.6 million and $241.0 million for 1996, 1995 and 1994, respectively. Ceded death and disability benefits totaled $21.2 million, $188.1 million and $235.5 million for 1996, 1995 and 1994, respectively. Insurance liabilities ceded totaled $652.4 million and $724.2 million at December 31, 1996 and 1995, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's and EREIM's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974.

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        33.8       $       30.0       $       30.3
        Interest cost on projected benefit obligations.....          120.8              122.0              111.0
        Actual return on assets............................         (181.4)            (309.2)              24.4
        Net amortization and deferrals.....................           43.4              155.6             (142.5)
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        16.6       $       (1.6)      $       23.2
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Actuarial present value of obligations:
          Vested..................................................  $    1,672.2       $    1,642.4
          Non-vested..............................................          10.1               10.9
                                                                   ----------------   -----------------
        Accumulated Benefit Obligation............................  $    1,682.3       $    1,653.3
                                                                   ================   =================
        Plan assets at fair value.................................  $    1,626.0       $    1,503.8
        Projected benefit obligation..............................       1,765.5            1,743.0
                                                                   ----------------   -----------------
        Projected benefit obligation in excess of plan assets.....        (139.5)            (239.2)
        Unrecognized prior service cost...........................         (17.9)             (25.5)
        Unrecognized net loss from past experience different
          from that assumed.......................................         280.0              368.2
        Unrecognized net asset at transition......................           4.7               (7.3)
        Additional minimum liability..............................         (19.3)             (51.9)
                                                                   ----------------   -----------------
        Prepaid Pension Cost......................................  $      108.0       $       44.3
                                                                   ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.5% and 4.25%, respectively, at December 31, 1996 and 7.25% and 4.50%, respectively, at December 31, 1995. As of January 1, 1996 and 1995, the expected long-term rate of return on assets for the retirement plan was 10.25% and 11%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $12.9 million and $35.1 million, net of Federal income taxes, at December 31, 1996 and 1995, respectively, representing the excess of the accumulated benefit obligation over the fair value of plan assets and accrued pension liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of Group Trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $34.7 million, $36.4 million and $38.1 million for 1996, 1995 and 1994, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company on or after attaining age 55 who have at least 10 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1996, 1995 and 1994, the Company made estimated postretirement benefits payments of $18.9 million, $31.1 million and $29.8 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $         5.3       $        4.0       $        3.9
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.6               34.7               28.6
        Net amortization and deferrals.....................            2.4               (2.3)              (3.9)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        42.3       $       36.4       $       28.6
                                                            =================   ================   =================

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Accumulated postretirement benefits obligation:
          Retirees................................................  $      381.8       $      391.8
          Fully eligible active plan participants.................          50.7               50.4
          Other active plan participants..........................          60.7               64.2
                                                                   ----------------   -----------------
                                                                           493.2              506.4
        Unrecognized prior service cost...........................          50.5               56.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions.......        (150.5)            (181.3)
                                                                   ----------------   -----------------
        Accrued Postretirement Benefits Cost......................  $      393.2       $      381.4
                                                                   ================   =================

        At January 1, 1994, medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 9.5% in 1996, gradually declining to 3.5% in the year 2009 and in 1995 was 10%, gradually declining to 3.5% in the year 2008. The discount rate used in determining the accumulated postretirement benefits obligation was 7.50% and 7.25% at December 31, 1996 and 1995, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1996 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1996 was $649.9 million. The average unexpired terms at December 31, 1996 range from 2.2 to 2.7 years. At December 31, 1996, the cost of terminating outstanding matched swaps in a loss position was $8.3 million and the unrealized gain on outstanding matched swaps in a gain position was $11.4 million. The Company has no intention of terminating these contracts prior to maturity. During 1996, 1995 and 1994, net gains (losses) of $.2 million, $1.4 million and $(.2) million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1996 of contracts purchased and sold were $5,050.0 million and $500.0 million, respectively. The net premium paid by Equitable Life on these contracts was $22.5 million and is being amortized ratably over the contract periods ranging from 3 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's business related to derivatives is by its nature trading activities which are primarily for the purpose of customer accommodations. DLJ's derivative activities consist primarily of option writing and trading in forward and futures contracts. Derivative financial instruments have both on-and-off balance sheet implications depending on the nature of the contracts. DLJ's involvement in swap contracts is not significant.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1996 and 1995.

        Fair value for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's liabilities under GIC and association plan contracts are estimated using contractual cash flows discounted based on the T. Rowe Price GIC Index Rate for the appropriate duration. For durations in excess of the published index rate, the appropriate Treasury rate is used plus a spread equal to the longest duration GIC rate spread published.

        The estimated fair values for those group annuity contracts which are classified as universal life type contracts are measured at the estimated fair value of the underlying assets. The estimated fair values for single premium deferred annuities ("SPDA") are estimated using projected cash flows discounted at current offering rates. The estimated fair values for supplementary contracts not involving life contingencies ("SCNILC") and annuities certain are derived using discounted cash flows based upon the estimated current offering rate.

        Fair value for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates their carrying value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                          DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              1996                               1995
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
        Consolidated Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........  $    3,133.0     $     3,394.6     $     3,638.3     $    3,973.6
        Other joint ventures...................         467.0             467.0             492.7            492.7
        Policy loans...........................       2,196.1           2,221.6           1,976.4          2,057.5
        Policyholders' account balances:
          Association plans....................          78.1              77.3             101.0            100.0
          Group annuity contracts..............       2,141.0           1,954.0           2,335.0          2,395.0
          SPDA.................................       1,062.7           1,065.7           1,265.8          1,272.0
          Annuities certain and SCNILC.........         654.9             736.2             646.4            716.7
        Long-term debt.........................       1,592.8           1,557.7           1,899.3          1,962.9

        Closed Block Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........       1,380.7           1,425.6           1,368.8          1,461.4
        Other equity investments...............         105.0             105.0             151.6            151.6
        Policy loans...........................       1,765.9           1,798.0           1,797.2          1,891.4
        SCNILC liability.......................          30.6              34.9              34.8             39.6

        GIC Segment Financial Instruments:
        ----------------------------------
        Mortgage loans on real estate..........       1,111.1           1,220.3           1,485.8          1,666.1
        Fixed maturities.......................          42.5              42.5             107.4            107.4
        Other equity investments...............         300.5             300.5             455.9            455.9
        Guaranteed interest contracts..........         290.7             300.5             329.0            352.0
        Long-term debt.........................         102.1             102.2             135.1            136.0

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $244.9 million to affiliated real estate joint ventures; to provide equity financing to certain limited partnerships of $205.8 million at December 31, 1996, under existing loan or loan commitment agreements; and to provide short-term financing loans which at December 31, 1996 totaled $14.6 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        At December 31, 1996, the Insurance Group had $51.6 million of letters of credit outstanding.

14)     LITIGATION

        A number of lawsuits has been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, EVLICO and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. To date, no such lawsuit has resulted in an award or settlement of any material amount against the Company. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following eight paragraphs.

        An action entitled Golomb et al. v. The Equitable Life Assurance Society of the United States was filed on January 20, 1995 in New York County Supreme Court. The action purports to be brought on behalf of a class of persons insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "policies"). The complaint alleges that premium increases for these policies after 1983, all of which were filed with and approved by the New York State Insurance Department and certain other state insurance departments, breached the terms of the policies, and that statements in the policies and elsewhere concerning premium increases constituted fraudulent concealment, misrepresentations in violation of New York Insurance Law
        Section 4226 and deceptive practices under New York General Business Law
        Section 349. The complaint seeks a declaratory judgment, injunctive relief restricting the methods by which Equitable Life increases premiums on the policies in the future, a refund of premiums, and punitive damages. Plaintiffs also have indicated that they will seek damages in an unspecified amount. Equitable Life moved to dismiss the complaint in its entirety on the grounds that it fails to state a claim and that uncontroverted documentary evidence establishes a complete defense to the claims. On May 29, 1996, the New York County Supreme Court entered a judgment dismissing the complaint with prejudice. Plaintiffs have filed a notice of appeal of that judgment.

        In January 1996, separate actions were filed in Pennsylvania and Texas state courts (entitled, respectively, Malvin et al. v. The Equitable Life Assurance Society of the United States and Bowler et al. v. The Equitable Life Assurance Society of the United States), making claims similar to those in the New York action described above. The Texas action also claims that Equitable Life misrepresented to Texas policyholders that the Texas Insurance Department had approved Equitable Life's rate increases. These actions are asserted on behalf of proposed classes of Pennsylvania issued or renewed policyholders and Texas issued or renewed policyholders, insured under the policies. The Pennsylvania and Texas actions seek compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on the common law and statutes of those states. On February 9, 1996, Equitable Life removed the Pennsylvania action, Malvin, to the United States District Court for the Middle District of Pennsylvania. Following the decision granting Equitable Life's motion to dismiss the New York action (Golomb), on the consent of the parties the District Court ordered an indefinite stay of all proceedings in the Pennsylvania action, pending either party's right to reinstate the proceeding, and ordered that for administrative purposes the case be deemed administratively closed. On February 2, 1996, Equitable Life removed the Texas action, Bowler, to the United States District Court for the Northern District of Texas. On May 20, 1996, the plaintiffs in Bowler amended their complaint by adding allegations of misrepresentation regarding premium increases on other types of guaranteed renewable major medical insurance policies issued by Equitable Life up to and including 1983. On July 1, 1996, Equitable Life filed a motion for summary judgment dismissing the first amended complaint in its entirety. In August, 1996, the court granted plaintiffs leave to file a supplemental complaint on behalf of a proposed class of Texas policyholders claiming unfair discrimination, breach of contract and other claims arising out of alleged differences between premiums charged to Texas policyholders and premiums charged to similarly situated policyholders in New York and certain other states. Plaintiffs seek refunds of alleged overcharges, exemplary or additional damages citing

        Texas statutory provisions which among other things, permit two times the amount of actual damage plus additional penalties if the acts complained of are found to be knowingly committed, and injunctive relief. Equitable Life has also filed a motion for summary judgment dismissing the supplemental complaint in its entirety. Plaintiffs also obtained permission to add another plaintiff to the first amended and supplemental complaints. Plaintiffs have opposed both motions for summary judgment and requested that certain issues be found in their favor. Equitable Life is in the process of replying.

        On May 22, 1996, a separate action entitled Bachman v. The Equitable Life Assurance Society of the United States, was filed in Florida state court making claims similar to those in the previously reported Golomb action. The Florida action is asserted on behalf of a proposed class of Florida issued or renewed policyholders insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life. The Florida action seeks compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on various common law claims. On June 20, 1996, Equitable Life removed the Florida action to Federal court. Equitable Life has answered the complaint, denying the material allegations and asserting certain affirmative defenses. On December 6, 1996, Equitable Life filed a motion for summary judgment and plaintiff is expected to file its response to that motion shortly.

        On November 6, 1996, a proposed class action entitled  Fletcher,  et al.
        v. The Equitable Life Assurance Society of the United States, was filed in California Superior Court for Fresno County, making substantially the same allegations concerning premium rates and premium rate increases on guaranteed renewable policies made in the Bowler action. The complaint alleges, among other things, that differentials between rates charged California policyholders and policyholders in New York and certain other states, and the methods used by Equitable Life to calculate premium increases, breached the terms of its policies, that Equitable Life misrepresented and concealed the facts pertaining to such differentials and methods in violation of California law, and that Equitable Life also misrepresented that its rate increases were approved by the California Insurance Department. Plaintiffs seek compensatory damages in an unspecified amount, rescission, injunctive relief and attorneys' fees. Equitable Life removed the action to Federal court; plaintiff has moved to remand the case to state court. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Golomb, Malvin, Bowler, Bachman and Fletcher litigations should not have a material adverse effect on the financial position of the Company. Due to the early stage of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's results of operations in any particular period.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc., No. 95/108611 (N. Y. County). The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon their allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. On June 28, 1996, the court issued a decision and order dismissing with prejudice plaintiff's causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiff's cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. Plaintiffs made a motion for reargument with respect to this order, which was submitted to the court in October 1996. This motion was denied by the court on December 16, 1996.

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States, was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action is brought by an individual who purchased a whole life policy. Plaintiff alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff purports to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1982 to the present. Plaintiff seeks damages, including punitive damages, in an unspecified amount. On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company, was commenced in New York state court. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. On September 21, 1996 Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the court on January 9, 1997. On January 10, 1997, plaintiffs moved for certification of a nationwide class consisting of all persons or entities who were sold one or more life insurance products on a "vanishing premium" basis and/or were allegedly induced to purchase additional policies from EVLICO, using the cash value accumulated in existing policies, from January 1, 1980 through and including December 31, 1996. Plaintiffs further moved to have Michael Bradley designated as the class representative. Discovery regarding class certification is underway.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff brings claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. Equitable Life's and EOC's time to answer or move with respect to the complaint has been extended until February 24, 1997. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley and Dillon litigations should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The basic allegation of the amended complaint is that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. The court denied Equitable Life and EVLICO's motion to dismiss the amended complaint on September 24, 1996. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Currently, the parties are conducting discovery in connection with plaintiffs' attempt to certify a class. On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the litigations discussed in this paragraph should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigation, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        Equitable Life recently responded to a subpoena from the U.S. Department of Labor ("DOL") requesting copies of any third-party appraisals in Equitable Life's possession relating to the ten largest properties (by value) in the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and has retained EREIM as advisor. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation now appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, in the opinion of management, the ultimate resolution of this matter should not have a material adverse effect on the Company's consolidated financial position or results of operations in any particular period.

        Equitable Casualty Insurance Company ("Casualty"), an indirect wholly owned subsidiary of Equitable Life, is party to an arbitration proceeding that commenced in August 1995. The proceeding relates to a dispute among Casualty, Houston General Insurance Company ("Houston
        General") and GEICO General Insurance Company ("GEICO General") regarding the interpretation of a reinsurance agreement. The arbitration panel issued a final award in favor of Casualty and GEICO General on June 17, 1996. Casualty and GEICO General moved in the pending Texas state court action, with Houston General's consent, for an order confirming the arbitration award and entering judgment dismissing the action. The motion was granted on January 29, 1997. The parties have also stipulated to the dismissal without prejudice of a related Texas Federal court action brought by Houston General against GEICO General and Equitable Life. In connection with confirmation of the arbitration award, Houston General paid to Casualty approximately $839,600 in settlement of certain reimbursement claims by Casualty against Houston General.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against the Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which seeks certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, seeks an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations of the Complaint are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleges that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of New York granted the defendants' motion to dismiss all counts of the complaint. On October 11, 1996, plaintiffs filed a motion for reconsideration of the court's decision granting defendants' motion to dismiss the Complaint. On November 25, 1996, the court denied plaintiffs' motion for reconsideration. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and that two advertisements used by the Fund misrepresented the risks of investing in the Fund. Plaintiffs also reiterated allegations in the Complaint that the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so. Alliance believes that the allegations in the Complaint are without merit and intends to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the United States District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of Federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the Board of Directors of Rickel, including a DLJSC Managing Director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995 and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the United States Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the Federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1997 and the succeeding four years are $113.7 million, $110.6 million, $100.3 million, $72.3 million, $59.3 million and $427.3 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1997 and the succeeding four years are $9.8 million, $6.0 million, $4.5 million, $2.4 million, $.8 million and $.1 million thereafter.

        At December 31, 1996, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $263.0 million, $242.1 million, $219.8 million, $194.3 million, $174.6 million and $847.1 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Compensation costs.................................  $       647.3       $      595.9       $      687.5
        Commissions........................................          329.5              314.3              313.0
        Short-term debt interest expense...................            8.0               11.4               19.0
        Long-term debt interest expense....................          137.3              108.1               98.3
        Amortization of policy acquisition costs...........          405.2              317.8              313.4
        Capitalization of policy acquisition costs.........         (391.9)            (391.0)            (410.9)
        Rent expense, net of sub-lease income..............          113.7              109.3              116.0
        Other..............................................          798.9              710.0              721.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,048.0       $    1,775.8       $    1,857.7
                                                            =================   ================   =================

        During 1996, 1995 and 1994, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $24.4 million, $32.0 million and $20.4 million, respectively. The amounts paid during 1996, associated with cost reduction programs, totaled $17.7 million. At December 31, 1996, the liabilities associated with cost reduction programs amounted to $44.5 million. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. The 1994 cost reduction program included costs associated with the termination of operating leases and employee severance benefits in connection with the consolidation of 16 insurance agencies. Amortization of DAC included $145.0 million writeoff of DAC related to DI contracts in the fourth quarter of 1996.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financia1 condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1996, 1995 and 1994, statutory net
        (loss) earnings totaled $(351.1) million, $(352.4) million and $67.5 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1997.

        At December 31, 1996, the Insurance Group, in accordance with various government and state regulations, had $21.9 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations. The following reconciles the Company's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the Department with net earnings and equity on a GAAP basis.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and capital stock..  $        56.0       $       78.1       $      292.4
        Change in asset valuation reserves.................          (48.4)             365.7             (285.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................            7.6              443.8                7.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (298.5)             (66.0)              (5.3)
          DAC..............................................          (13.3)              73.2               97.5
          Deferred Federal income taxes....................          108.0             (158.1)             (58.7)
          Valuation of investments.........................          289.8              189.1               45.2
          Valuation of investment subsidiary...............         (117.7)            (188.6)             396.6
          Limited risk reinsurance.........................           92.5              416.9               74.9
          Contribution from the Holding Company............            -                  -               (300.0)
          Issuance of surplus notes........................            -               (538.9)               -
          Postretirement benefits..........................           28.9              (26.7)              17.1
          Other, net.......................................           12.4              115.1              (44.0)
          GAAP adjustments of Closed Block.................           (9.8)              15.7               (9.5)
          GAAP adjustments of discontinued GIC
            Segment........................................          (89.6)              37.3               42.8
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $        10.3       $      312.8       $      263.8
                                                            =================   ================   =================

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     2,258.9       $    2,202.9       $    2,124.8
        Asset valuation reserves...........................        1,297.5            1,345.9              980.2
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,556.4            3,548.8            3,105.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,305.0)          (1,006.5)            (940.5)
          DAC..............................................        3,104.9            3,075.8            3,219.4
          Deferred Federal income taxes....................         (306.1)            (452.0)             (29.4)
          Valuation of investments.........................          286.8              417.7             (794.1)
          Valuation of investment subsidiary...............         (782.8)            (665.1)            (476.5)
          Limited risk reinsurance.........................         (336.5)            (429.0)            (845.9)
          Issuance of surplus notes........................         (539.0)            (538.9)               -
          Postretirement benefits..........................         (314.4)            (343.3)            (316.6)
          Other, net.......................................          126.3                4.4              (79.2)
          GAAP adjustments of Closed Block.................          783.7              830.8              740.4
          GAAP adjustments of discontinued GIC
            Segment........................................         (190.3)            (184.6)            (221.9)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,084.0       $    4,258.1       $    3,360.7
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        The Insurance Operations segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $127.5 million, $124.1 million and $135.3 million for 1996, 1995 and 1994, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the discontinued GIC Segment of $15.7 million, $14.7 million and $27.4 million for 1996, 1995 and 1994, respectively, are eliminated in consolidation.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Insurance operations...............................  $     3,742.9       $    3,614.6       $    3,507.4
        Investment services................................        1,126.1              949.1              935.2
        Consolidation/elimination..........................          (24.5)             (34.9)             (27.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     4,844.5       $    4,528.8       $    4,415.4
                                                            =================   ================   =================
        Earnings (loss) from continuing  operations
          before Federal income taxes, minority interest
          and cumulative effect of accounting change
        Insurance operations...............................  $       (36.6)      $      303.1       $      327.5
        Investment services................................          311.9              224.0              227.9
        Consolidation/elimination..........................             .2               (3.1)                .3
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          275.5              524.0              555.7
        Corporate interest expense.........................          (66.9)             (27.9)            (114.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       208.6       $      496.1       $      441.5
                                                            =================   ================   =================

                                                   DECEMBER 31,
                                        ------------------------------------
                                             1996                1995
                                        ----------------   -----------------
                                                   (IN MILLIONS)

        Assets
        Insurance operations...........  $    60,464.9      $    56,720.5
        Investment services............       13,542.5           12,842.9
        Consolidation/elimination......         (399.6)            (354.4)
                                        ----------------   -----------------
        Total..........................  $    73,607.8      $    69,209.0
                                        ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1996 and 1995, are summarized below:

                                                                      THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                        (IN MILLIONS)
        1996
        ----
        Total Revenues................  $     1,169.7      $     1,193.6       $    1,193.6         $    1,287.6
                                       =================  =================   ==================   ==================
        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================
        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================
        1995
        ----
        Total Revenues................  $     1,079.1      $     1,164.0       $    1,138.8         $    1,146.9
                                       =================  =================   ==================   ==================
        Net Earnings..................  $        66.3      $       101.7       $      100.2         $       44.6
                                       =================  =================   ==================   ==================

        The quarterly results of operations for 1996 and 1995 have been restated to reflect the Company's accounting change adopted in the fourth quarter of 1996 for long-duration participating life contracts in accordance with the provisions prescribed by SFAS No. 120. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million, reserve strengthening on DI business of $113.7 million, pension par of $47.5 million and the discontinued GIC Segment of $83.8 million.

20)     INVESTMENT IN DLJ

        On December 15, 1993, the Company sold a 61% interest in DLJ to the Holding Company for $800.0 million in cash and securities. The excess of the proceeds over the book value in DLJ at the date of sale of $340.2 million has been reflected as a capital contribution. In 1995, DLJ completed the initial public offering ("IPO") of 10.58 million shares of its common stock, which included 7.28 million of the Holding Company's shares in DLJ, priced at $27 per share. Concurrent with the IPO, the Company contributed equity securities to DLJ having a market value of $21.2 million. Upon completion of the IPO, the Company's ownership percentage was reduced to 36.1%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Assets:
        Trading account securities, at market value............................  $   15,728.1       $   10,821.3
        Securities purchased under resale agreements...........................      20,598.7           18,748.2
        Broker-dealer related receivables......................................      16,525.9           13,023.7
        Other assets...........................................................       2,651.0            1,983.3
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        Liabilities:
        Securities sold under repurchase agreements............................  $   29,378.3       $   26,744.8
        Broker-dealer related payables.........................................      19,409.7           12,915.5
        Short-term and long-term debt..........................................       2,704.5            1,742.0
        Other liabilities......................................................       2,164.0            1,750.5
                                                                                ----------------   -----------------
        Total liabilities......................................................      53,656.5           43,152.8
        Cumulative exchangeable preferred stock................................           -                225.0
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0                -
        Total shareholders' equity.............................................       1,647.2            1,198.7
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        DLJ's equity as reported...............................................  $    1,647.2       $    1,198.7
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.9               40.5
        The Holding Company's equity ownership in DLJ..........................        (590.2)            (499.0)
        Minority interest in DLJ...............................................        (588.6)            (324.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      492.3       $      415.9
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Commission, fees and other income......................................  $    1,818.2       $    1,325.9
        Net investment income..................................................       1,074.2              904.1
        Dealer, trading and investment gains, net..............................         598.4              528.6
                                                                                ----------------   -----------------
        Total revenues.........................................................       3,490.8            2,758.6
        Total expenses including income taxes..................................       3,199.5            2,579.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         291.3              179.1
        Dividends on preferred stock...........................................          18.7               19.9
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      272.6       $      159.2
                                                                                ================   =================
        DLJ's earnings applicable to common shares as reported.................  $      272.6       $      159.2
        Amortization of cost in excess of net assets acquired in 1985..........          (3.1)              (3.9)
        The Holding Company's equity in DLJ's earnings.........................        (107.8)             (90.4)
        Minority interest in DLJ...............................................         (73.4)              (6.5)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $       88.3       $       58.4
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB Opinion No. 25. Had compensation expense of the Company's stock option incentive plans for options granted after December 31, 1994 been determined based on the estimated fair value at the grant dates for awards under those plans, the Company's pro forma net earnings for 1996 and 1995 would have been as follows:

                                    1996              1995
                               ---------------   ---------------
                                        (IN MILLIONS)
        Net Earnings
          As Reported.........  $       10.3      $     312.8
          Pro Forma...........  $        3.2      $     311.3

        The fair value of options and units granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using Black-Scholes option pricing models. The option and unit pricing assumptions for 1996 and 1995 are as follows:

                                      HOLDING COMPANY                    DLJ                        ALLIANCE
                                  -------------------------   --------------------------  -----------------------------
                                     1996          1995          1996          1995           1996            1995
                                  -----------   -----------   -----------   ------------  -------------   -------------
        Dividend yield...........     0.80%         0.96%         1.54%         1.85%         8.0%            8.0%
        Expected volatility......    20.00%        20.00%        25.00%        25.00%        23.00%          23.00%
        Risk-free interest rate..     5.92%         6.83%         6.07%         5.86%         5.80%           6.00%

        Expected Life............  5 YEARS       5 years       5 YEARS        5 years      7.43 YEARS      7.43 years
        Weighted fair value
          per option granted.....    $6.94         $5.90         $9.35          -            $2.69           $2.24

        A summary of the Holding Company and DLJ stock option plans and Alliance's Unit option plans are as follows:

                                          HOLDING COMPANY                       DLJ                           ALLIANCE
                                    -----------------------------   -----------------------------   -----------------------------
                                                      Options                         Options                         Options
                                                    Outstanding                     Outstanding                     Outstanding
                                                      Weighted                        Weighted                        Weighted
                                                      Average                         Average                         Average
                                      Shares         Exercise          Shares        Exercise           Units         Exercise
                                    (In Millions)      Price        (In Millions)     Price         (In Millions)      Price
                                    -------------   -------------   -------------   -------------   -------------   -------------
        Balance as of
          January 1, 1994........         6.1                             -                               3.2
          Granted................          .7                             -                               1.2
          Exercised..............         -                               -                               (.5)
          Forfeited..............         -                               -                               (.1)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1994......         6.8                             -                               3.8
          Granted................          .4                             9.2                             1.8
          Exercised..............         (.1)                            -                               (.5)
          Expired................         (.1)                            -                               -
          Forfeited..............         (.3)                            -                               (.3)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1995......         6.7           $20.27            9.2          $27.00             4.8           $17.72
          Granted................          .7           $24.94            2.1          $32.54              .7           $25.12
          Exercised..............         (.1)          $19.91            -              -                (.4)          $13.64
          Expired................         (.6)          $20.21            -              -                -               -
          Forfeited..............         -               -               (.2)         $27.00             (.1)          $19.32
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1996......         6.7           $20.79           11.1          $28.06             5.0           $19.07
                                    =============   =============   =============   =============   =============   =============

        Information with respect to stock and unit options outstanding and exercisable at December 31, 1996 is as follows:

                                      Options Outstanding                                          Options Exercisable
        -------------------------------------------------------------------------------    --------------------------------------
                                                       Weighted
                                                        Average           Weighted                                 Weighted
              Range of               Number            Remaining           Average               Number             Average
              Exercise            Outstanding         Contractual         Exercise            Exercisable           Exercise
               Prices            (In Millions)        Life (Years)          Price            (In Millions)           Price
        ---------------------   -----------------   ---------------   -----------------    -------------------   ----------------
               Holding
               Company
        ---------------------
        $18.125-$27.75                 6.7                 7.00             $20.79                3.4                $20.18
                                =================   ===============   =================    ===================   ================

                 DLJ
        ---------------------
        $27.00-$33.50                 11.1                 9.00             $28.06                -                    -
                                =================   ===============   =================    ===================   ================

              Alliance
        ---------------------
        $ 6.0625-$15.9375              1.3                 4.76             $12.97                1.2                $12.58
        $16.3125-$19.75                1.1                 8.19             $19.13                 .2                $18.69
        $19.875 -$19.875               1.0                 7.36             $19.88                 .4                $19.88
        $20.75  -$24.375                .9                 8.46             $22.05                 .3                $21.84
        $24.375 -$25.125                .7                 9.96             $25.13                -                    -
                                -----------------                                          -------------------
        $ 6.0625-$25.125               5.0                 7.43             $19.07                2.1                $15.84
                                =================   ===============   =================    ===================   ================

22)     SUBSEQUENT EVENTS (UNAUDITED)

        On June 10, 1997, Equitable Life sold EREIM (other than EQ Services, Inc. and its interest in Column Financial, Inc.) to Lend Lease
        Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements pursuant to which EREIM will continue to provide to Equitable Life's General Account and Separate Accounts substantially the same services, for substantially the same fees, as provided prior to the sale.

        The businesses sold reported combined revenues of $226.1 million and combined net earnings of $30.7 million in 1996. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for the six months ended June 30, 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million.

                         INCOME MANAGER(R) ACCUMULATOR(SM)
                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 31, 1997


                             --------------------------

                            COMBINATION VARIABLE AND
                       FIXED DEFERRED ANNUITY CERTIFICATES

                               FUNDED THROUGH THE
                   INVESTMENT FUNDS OF SEPARATE ACCOUNT NO. 45

-------------------------------------------------------------------------------------------------------------------------------
                                                        EQUITY SERIES
-------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY                           INTERNATIONAL EQUITY                      AGGRESSIVE EQUITY
  Alliance Common Stock                     Alliance Global                           Alliance Aggressive Stock
  Alliance Growth & Income                  Alliance International                    Alliance Small Cap Growth
  BT Equity 500 Index                       BT International Equity Index             BT Small Company Index
  EQ/Putnam Growth & Income Value           Morgan Stanley Emerging Markets           MFS Emerging Growth Companies
  MFS Research                                Equity                                  Warburg Pincus Small Company Value
  Merrill Lynch Basic Value Equity          T. Rowe Price International Stock
  T. Rowe Price Equity Income
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
    ASSET ALLOCATION SERIES                                          FIXED INCOME SERIES
-------------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors         AGGRESSIVE FIXED INCOME                   DOMESTIC FIXED INCOME
Alliance Growth Investors                 Alliance High Yield                       Alliance Intermediate Government
EQ/Putnam Balanced                                                                    Securities
Merrill Lynch World Strategy                                                        Alliance Money Market
-------------------------------------------------------------------------------------------------------------------------------

                                   ISSUED BY:
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
--------------------------------------------------------------------------------
       Home Office:              1290 Avenue of the Americas, New York, NY 10104
       Processing Office:        Post Office Box 1547, Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------


This statement of additional information (SAI) is not a prospectus. It should be read in conjunction with the Separate Account No. 45 prospectus for the Accumulator, dated December 31, 1997. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Processing Office, by calling 1-800-789-7771, toll-free, or by contacting your Registered Representative.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------
  Part  1  Accumulation Unit Values                                            2
--------------------------------------------------------------------------------
  Part  2  Annuity Unit Values                                                 2
--------------------------------------------------------------------------------
  Part  3  Custodian and Independent Accountants                               3
--------------------------------------------------------------------------------
  Part  4  Alliance Money Market Fund and Alliance
              Intermediate Government Securities Fund Yield Information        3
--------------------------------------------------------------------------------
  Part  5  Long-Term Market Trends                                             4
--------------------------------------------------------------------------------
  Part  6  Key Factors in Retirement Planning                                  6
--------------------------------------------------------------------------------
  Part  7  Financial Statements                                                9
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
This SAI dated December 31, 1997 is a revision of Equitable Life's SAI dated May 1, 1997 for the Income Manager Accumulator Certificates and reflects limited changes to the information provided in the May SAI. The Certificates were first offered on May 1, 1997. For convenience, in lieu of a supplement to the May SAI, the SAI has been reprinted in its entirety.
--------------------------------------------------------------------------------

    Copyright 1997 The Equitable Life Assurance Society of the United States,
       New York, New York 10104. All rights reserved. Income Manager is a registered service mark and Accumulator is a service mark of
           The Equitable Life Assurance Society of the United States.

(IMASAI)

--------------------------------------------------------------------------------
PART 1 -- ACCUMULATION UNIT VALUES

Accumulation Unit Values are determined at the end of each Valuation Period for each of the Investment Funds. Other annuity contracts and certificates which may be offered by us will have their own accumulation unit values for the Investment Funds which may be different from those for the Accumulator.

The Accumulation Unit Value for an Investment Fund for any Valuation Period is equal to the Accumulation Unit Value for the preceding Valuation Period multiplied by the Net Investment Factor for that Investment Fund for that Valuation Period. The NET INVESTMENT FACTOR is:

     (a/b) - c

where:

(a) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the Valuation Period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the Valuation Period. For this purpose, we use the share value reported to us by HR Trust or EQ Trust, as applicable.

(b) is the value of the Investment Fund's shares of the corresponding Portfolio at the end of the preceding Valuation Period (after any amounts allocated or withdrawn for that Valuation Period).

(c) is the daily Separate Account mortality and expense risks charge and administration charge relating to the Certificates, times the number of calendar days in the Valuation Period. These daily charges are at an effective annual rate not to exceed a total of 1.15%.

--------------------------------------------------------------------------------
PART 2 -- ANNUITY UNIT VALUES


The annuity unit value for each Investment Fund was fixed at $1.00 on each Fund's respective effective date (as shown in the prospectus) for Certificates with assumed base rates of net investment return of both 5% and 3 1/2% a year. For each Valuation Period after that date, it is the annuity unit value for the immediately preceding Valuation Period multiplied by the adjusted Net Investment Factor under the Certificate. For each Valuation Period, the adjusted Net Investment Factor is equal to the Net Investment Factor reduced for each day in the Valuation Period by:


o .00013366 of the Net Investment Factor if the assumed base rate of net investment return is 5% a year; or

o .00009425 of the Net Investment Factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after deduction of charges) is higher or lower than the assumed base rate.

All Certificates have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under Certificates with an assumed base rate of 3 1/2% will at first be smaller than those under Certificates with a 5% assumed base rate. Payments under the 3 1/2% Certificates, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% Certificates.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Business Day specified on your election form, or on such other future date as specified therein and are made on a monthly basis. The first three payments are of equal amounts. Each of the first three payments will be based on the amount specified in the Tables of Guaranteed Annuity Payments in the Certificate.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involved a life contingency, the risk class and the age of the annuitants will affect payments.

The amount of the fourth and each later payment will vary according to the investment performance of the Investment Funds. Each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the Valuation Period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the Valuation Periods ending in that month. Variable income annuities may also be available by separate prospectus through the Investment Funds of other separate accounts we offer.

Illustration of Changes in Annuity Unit Values

To show how we determine variable annuity payments from month to month, assume that the Annuity Account Value on an Annuity Commencement Date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the Valuation Period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

--------------------------------------------------------------------------------
PART 3 -- CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of each Trust owned by the Separate Account.


The consolidated financial statements of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in the SAI have been audited by Price Waterhouse LLP.

The consolidated financial statements of Equitable Life at December 31, 1996 and 1995 and for each of the three years ended December 31, 1996 included in this SAI have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
PART 4 -- ALLIANCE MONEY MARKET FUND AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND YIELD INFORMATION

Alliance Money Market Fund

The Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the seven-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation  Unit Values  reflect all other  accrued  expenses of the  Alliance
Money Market Fund but do not reflect the withdrawal charge, the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge or any charges for applicable taxes such as state or local premium taxes. Under the Special Dollar Cost Averaging program, Accumulation Unit Values also do not reflect the mortality and expense risks charge and the administration charge.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )365/7 - 1. The Alliance Money Market Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of Accumulation Units of the Alliance Money Market Fund will fluctuate and not remain constant.


Alliance Intermediate Government Securities Fund

The Alliance Intermediate Government Securities Fund calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical Certificate with one Accumulation Unit at the beginning of the period. To determine the 30-day rate of return, the net change in the Accumulation Unit Value is computed by subtracting the Accumulation Unit Value at the beginning of the period from an Accumulation Unit Value, exclusive of capital changes, at the end of the period.

Accumulation Unit Values reflect all other accrued expenses of the Alliance Intermediate Government Securities Fund but do not reflect the withdrawal charge, the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit Charge or any charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the Accumulation Unit Value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Intermediate Government Securities Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 30, and subtracting one from the result, i.e., effective yield = (base period return + 1)365/30 - 1. Alliance Intermediate Government Securities Fund yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of the Accumulation Units of the Alliance Intermediate Government Securities Fund will fluctuate and not remain constant.

Alliance Money Market Fund and Alliance Intermediate Government Securities Fund Yield Information

Alliance Money Market Fund and the Alliance Intermediate Government Securities Fund yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund and Alliance Intermediate Government Securities Fund yields should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the Guarantee Periods. Nor should the yield be compared to the yield of money market funds or government securities funds made available to the general public.


Because the Accumulator Certificates described in the prospectus were offered for the first time in 1997, no yield information is presented.


--------------------------------------------------------------------------------
PART 5 -- LONG-TERM MARKET TRENDS

As a tool for understanding how different investment strategies may affect long-term results, it may be useful to consider the historical returns on different types of assets. The following charts present historical return trends for various types of securities. The information presented, while not directly related to the performance of the Investment Funds, helps to provide a perspective on the potential returns of different asset classes over different periods of time. By combining this information with knowledge of personal financial needs (e.g., the length of time until you retire, your financial requirements at retirement), you may be able to better determine how you wish to allocate contributions among the Investment Funds.

Historically, the long-term investment performance of common stocks has generally been superior to that of long- or short-term debt securities. For those investors who have many years until retirement, or whose primary focus is on long-term growth potential and protection against inflation, there may be advantages to allocating some or all of their Annuity Account Value to those Investment Funds that invest in stocks.

                    Growth of $1 Invested on January 1, 1956
                      (Values are as of last business day)

              [THE FOLLOWING TABLE WAS REPRESENTED AS A STACKED AREA
                               GRAPH IN THE PROSPECTUS]

              S&P 500
              TOTAL       U.S.
              RETURN      INFLATION
              ------      ---------
              INDEX       VALUE
              ------      ---------
Dec 1956      1.07        1.03
Dec 1957      0.95        1.06
Dec 1958      1.36        1.08
Dec 1959      1.53        1.09
Dec 1960      1.53        1.11
Dec 1961      1.95        1.12
Dec 1962      1.78        1.13
Dec 1963      2.18        1.15
Dec 1964      2.54        1.16
Dec 1965      2.86        1.19
Dec 1966      2.57        1.23
Dec 1967      3.18        1.26
Dec 1968      3.34        1.32
Dec 1969      3.24        1.40
Dec 1970      3.37        1.48
Dec 1971      3.85        1.53
Dec 1972      4.58        1.58
Dec 1973      3.91        1.72
Dec 1974      2.87        1.83
Dec 1975      3.94        2.07
Dec 1976      4.88        2.17
Dec 1977      4.53        2.31
Dec 1978      4.83        2.52
Dec 1979      5.72        2.86
Dec 1980      7.57        3.21
Dec 1981      7.20        3.50
Dec 1982      8.74        3.64
Dec 1983     10.71        3.77
Dec 1984     11.38        3.92
Dec 1985     15.04        4.07
Dec 1986     17.81        4.12
Dec 1987     18.75        4.30
Dec 1988     21.90        4.49
Dec 1989     28.79        4.70
Dec 1990     27.88        4.99
Dec 1991     36.40        5.14
Dec 1992     39.19        5.29
Dec 1993     43.10        5.43
Dec 1994     43.67        5.58
Dec 1995     60.01        5.72
Dec 1996     73.86        5.92

-----------------
[BLACK] Common Stock  [WHITE] Inflation

                     [END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.

Over shorter periods of time, however, common stocks tend to be subject to more dramatic changes in value than fixed-income (debt) securities. Investors who are nearing retirement age, or who have a need to limit short-term risk, may find it preferable to allocate a smaller percentage of their Annuity Account Value to those Investment Funds that invest in common stocks. The following graph illustrates the monthly fluctuations in value of $1 based on monthly returns of the Standard & Poor's 500 during 1990, a year that represents more typical volatility than 1996.

                    Growth of $1 Invested on January 1, 1990
                      (Values are as of last business day)

             [THE FOLLOWING TABLE WAS REPRESENTED AS A SCATTER
                          GRAPH IN THE PROSPECTUS]

                          S&P 500
              U.S. IT     TOTAL
              GVT TR      RETURN
              ------      ---------
              INDEX       INDEX
              ------      ---------
Jan 1990      0.99        0.93
Feb 1990      0.99        0.94
Mar 1990      0.99        0.97
Apr 1990      0.98        0.95
May 1990      1.01        1.04
Jun 1990      1.02        1.03
Jul 1990      1.04        1.03
Aug 1990      1.03        0.93
Sep 1990      1.04        0.89
Oct 1990      1.06        0.89
Nov 1990      1.08        0.94
Dec 1990      1.10        0.97

Black dots = Intermediate-Term Govt. Bonds
White dots = Common Stocks

                      [END OF GRAPHICALLY REPRESENTED DATA]

Source: Ibbotson Associates, Inc. See discussion and information preceding and following chart.
                                       4

The following chart illustrates average annual rates of return over selected time periods between December 31, 1926 and December 31, 1996 for different types of securities: common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds and U.S. Treasury Bills. For comparison purposes, the Consumer Price Index is shown as a measure of inflation. The average annual returns shown in the chart reflect capital appreciation and assume the reinvestment of dividends and interest. No investment management fees or expenses, and no charges typically associated with deferred annuity products, are reflected.

The information presented is merely a summary of past experience for unmanaged groups of securities and is neither an estimate or guarantee of future performance. Any investment in securities, whether equity or debt, involves varying degrees of potential risk, in addition to offering varying degrees of potential reward.

The rates of return illustrated do not represent returns of the Separate Account. In addition, there is no assurance that the performance of the Investment Funds will correspond to rates of return such as those illustrated in the chart.

For a comparative illustration of performance results of the Investment Funds (which reflect the trusts and Separate Account charges), see "Part 8: Investment Performance" in the prospectus.

----------------------------------------------------------------------------------------------------------------------------------
                                                        MARKET TRENDS:
                                             ILLUSTRATIVE ANNUAL RATES OF RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                                     LONG-TERM    INTERMEDIATE-      U.S.
FOR THE FOLLOWING PERIODS               COMMON        LONG-TERM      CORPORATE        TERM         TREASURY       CONSUMER
ENDING 12/31/96:                        STOCKS       GOVT. BONDS       BONDS       GOVT. BONDS       BILLS       PRICE INDEX
----------------------------------------------------------------------------------------------------------------------------------
    1 Year                              23.07%         (0.93)%         1.40%          2.10%          5.21%          3.58%
    3 Years                             19.66           6.36           6.72           4.19           4.90           2.93
    5 Years                             15.20           8.98           8.52           6.17           4.22           2.89
   10 Years                             15.28           9.39           9.48           7.77           5.46           3.70
   20 Years                             14.55           9.54           9.71           9.14           7.28           5.15
   30 Years                             11.85           7.75           8.24           8.27           6.73           5.39
   40 Years                             11.18           6.51           6.99           7.08           5.80           4.47
   50 Years                             12.59           5.33           5.76           5.89           4.89           4.08
   60 Years                             11.19           5.06           5.38           5.32           4.10           4.13
Since 12/31/26                          10.71           5.08           5.64           5.21           3.74           3.12
Inflation adjusted since 1926            7.36           1.90           2.44           2.02           0.60             --
----------------------------------------------------------------------------------------------------------------------------------

SOURCE:  Ibbotson,  Roger G., and Rex A. Sinquefield,  Stocks, Bonds, Bills, and
Inflation (SBBI), 1982, updated in Stocks, Bonds, Bills and Inflation 1997 Yearbook,(TM) Ibbotson Associates, Inc., Chicago. All rights reserved.

COMMON STOCKS (S&P 500) -- Standard and Poor's Composite Index, an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

LONG-TERM GOVERNMENT BONDS -- Measured using a one-bond portfolio constructed each year containing a bond with approximately a twenty-year maturity and a reasonably current coupon.

LONG-TERM CORPORATE BONDS -- For the period 1969-1996, represented by the Salomon Brothers Long-Term, High-Grade Corporate Bond Index; for the period 1946-1968, the Salomon Brothers Index was backdated using Salomon Brothers monthly yield data and a methodology similar to that used by Salomon Brothers for 1969-1996; for the period 1927-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a twenty-year maturity.

INTERMEDIATE-TERM   GOVERNMENT  BONDS  --  Measured  by  a  one-bond   portfolio
constructed each year containing a bond with approximately a five-year maturity.

U.S. TREASURY BILLS -- Measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION -- Measured by the Consumer Price Index for all Urban Consumers (CPI-U), not seasonally adjusted.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART 6 -- KEY FACTORS IN  RETIREMENT PLANNING

INTRODUCTION

The Accumulator is available to help meet the retirement income and investment needs of individuals. In assessing these retirement needs, some key factors need to be addressed: (1) the impact of inflation on fixed retirement incomes; (2) the importance of planning early for retirement; (3) the benefits of tax deferral; (4) the selection of an appropriate investment strategy; and (5) the benefit of annuitization. Each of these factors is addressed below.

Unless otherwise noted, all of the following presentations use an assumed annual rate of return of 7.5% compounded annually. This rate of return is for illustrative purposes only and is not intended to represent an expected or guaranteed rate of return for any investment vehicle. In addition, unless otherwise noted, none of the illustrations reflect any charges that may be applied under a particular investment vehicle. Such charges would effectively reduce the actual return under any investment vehicle.


All earnings in these presentations are assumed to accumulate tax deferred unless otherwise noted. Most programs designed for retirement savings offer tax-deferral. Monies are taxed upon withdrawal and a 10% penalty tax may apply to premature withdrawals. Certain retirement programs prohibit early withdrawals. See "Part 6: Tax Aspects of the Certificates" of the prospectus. Where taxes are taken into consideration in these presentations, a 28% tax rate is assumed.


The source of the data used by us to compile the charts which appear in this section (other than charts 1, 2, 3, 4 and 7) is Ibbotson Associates, Inc., Chicago, Stocks, Bonds, Bills and Inflation 1997 Yearbook.(TM) All rights reserved.

In reports or other communications or in advertising material, we may make use of these or other graphic or numerical illustrations that we prepare showing the impact of inflation, planning early for retirement, tax deferral, diversification and other concepts important to retirement planning.

INFLATION

Inflation erodes purchasing power. This means that, in an inflationary period, the dollar is worth less as time passes. Because many people live on a fixed income during retirement, inflation is of particular concern to them. The charts that follow illustrate the detrimental impact of inflation over an extended period of time. Between 1966 and 1996, the average annual inflation rate was 5.39%. As demonstrated in Chart 1, this 5.39% annual rate of inflation would cause the purchasing power of $35,000 to decrease to only $7,246 after 30 years.

In Chart 2, the impact of inflation is examined from another perspective. Specifically, the chart illustrates the additional income needed to maintain the purchasing power of $35,000 over a thirty-year period. Again, the 1966-1996 historical inflation rate of 5.39% is used. In this case, an additional $134,064 would be required to maintain the purchasing power of $35,000 after 30 years.

                                     CHART 1

                 [THE FOLLOWING TABLE WAS REPRESENTED AS A
                    3-D BAR GRAPH IN THE PROSPECTUS]

                      Today        --       $35,000
                      10 years     --       $20,705
                      20 years     --       $12,248
                      30 years     --       $ 7,246

                 [END OF GRAPHICALLY REPRESENTED DATA]

                                     CHART 2

                 [THE FOLLOWING TABLE WAS REPRESENTED AS A
                    3-D BAR GRAPH IN THE PROSPECTUS]

                      Today        --       $ 35,000
                      10 years     --       $ 59,165
                      20 years     --       $100,013
                      30 years     --       $169,064

              Increase Needed:  $24,165   $65,013   $134,064

                 [END OF GRAPHICALLY REPRESENTED DATA]

STARTING EARLY

The impact of inflation accentuates the need to begin a retirement program early. The value of starting early is illustrated in the following charts.

As shown in Chart 3, if an individual makes annual contributions of $2,500 to his or her retirement program beginning at age 30, he or she would accumulate $414,551 by age 65 under the assumptions described earlier. If that individual waited until age 50, he or she would only accumulate $70,193 by age 65 under the same assumptions.

                                     CHART 3

                  [THE FOLLOWING TABLE WAS REPRESENTED AS
                  A STACKED AREA GRAPH IN THE PROSPECTUS:]

                          30 .................  $414,551
                          40 .................  $182,691
                          50 .................  $ 70,193
             GRAY - Age 30    WHITE - Age 40     BLACK - Age 50

                      [END OF GRAPHICALLY REPRESENTED DATA]

In Table 1, the impact of starting early is demonstrated in another format. For example, if an individual invests $300 monthly, he or she would accumulate $387,193 in thirty years under our assumptions. In contrast, if that individual invested the same $300 per month for 15 years, he or she would accumulate only $97,804 under our assumptions.

                         TABLE 1
-------------------------------------------------------------
 MONTHLY
 CONTRI-     YEAR      YEAR      YEAR      YEAR      YEAR
  BUTION      10        15        20        25        30
-------------------------------------------------------------
  $ 20     $ 3,532   $ 6,520  $ 10,811  $ 16,970  $ 25,813
    50       8,829    16,301    27,027    42,425    64,532
   100      17,659    32,601    54,053    84,851   129,064
   200      35,317    65,202   108,107   169,701   258,129
   300      52,976    97,804   162,160   254,552   387,193
-------------------------------------------------------------

Chart 4 presents an additional way to demonstrate the significant impact of starting to make contributions to a retirement program earlier rather than later. It assumes that an individual had a goal to accumulate $250,000 (pre-tax) by age 65. If he or she starts at age 30, under our assumptions he or she could reach the goal by making a monthly pre-tax contribution of $130 (equivalent to $93 after taxes). The total net cost for the 30-year-old in this hypothetical example would be $39,265. If the individual in this hypothetical example waited until age 50, he or she would have to make a monthly pre-tax contribution of $767 (equivalent to $552 after taxes) to attain the goal, illustrating the importance of starting early.

                                     CHART 4

                            GOAL: $250,000 BY AGE 65

                    [THE FOLLOWING TABLE WAS REPRESENTED
                     AS A BAR GRAPH IN THE PROSPECTUS:]

                                    START
                                    AT AGE      B            W
           $ 93 a month ............. 30     $39,265     $210,735
           $212 a month ............. 40     $63,641     $186,359
           $552 a month ............. 50     $99,383     $150,617

           BLACK - Net Cost
           WHITE - Tax Savings and Tax-deferred Earnings at 7.5%

                      [END OF GRAPHICALLY REPRESENTED DATA]

TAX DEFERRAL

Contributing to a retirement plan early is part of an effective strategy for addressing the impact of inflation. Another part of such a strategy is to carefully select the types of retirement programs in which to invest. In deciding where to invest retirement contributions, there are three basic types of programs.

The first type offers the most tax benefits, and therefore is potentially the most beneficial for accumulating funds for retirement. Contributions are made with pre-tax dollars or are tax deductible and earnings grow income tax deferred. An example of this type of program is the deductible Individual Retirement Annuity (IRA).

The second type of program also provides for tax-deferred earnings growth; however, contributions are made with after-tax dollars. Examples of this type of program are non-deductible IRAs and non-qualified annuities.

The third approach to retirement savings is fully taxable. Contributions are made with after-tax dollars and earnings are taxed each year. Examples of this type of program include certificates of deposit, savings accounts, and taxable stock, bond or mutual fund investments.

Consider an example. For the type of retirement program that offers both pre-tax contributions and tax deferral, assume that a $2,000 annual pre-tax contribution is made for thirty years. In this example, the retirement funds would be $176,363 after thirty years (assuming a 7.5% rate of return, no withdrawals and assuming the deduction of the 1.15% Separate Account daily asset charge and the $30 annual contract fee -- but no withdrawal charge or other charges under the Certificate, or trust charges to Portfolios), and such funds would be $222,309 without the effect of any charges. Assuming a lump sum withdrawal was made in year thirty and a 28% tax bracket, these amounts would be $126,981 and $160,062, respectively.

For the type of program that offers only tax deferral, assume an after-tax annual contribution of $1,440 for thirty years and the same rate of return. The after-tax contribution is derived by taxing the $2,000 pre-tax contribution again assuming a 28% tax bracket. In this example, the retirement funds would be $126,275 after thirty years assuming the deduction of charges and no withdrawals, and $160,062 without the effect of charges. Assuming a lump sum withdrawal in year thirty, the total after-tax amount would be $103,014 with charges deducted and $127,341 without charges as described above.

For the fully taxable investment, assume an after-tax contribution of $1,440 for thirty years. Earnings are taxed annually. After thirty years, the amount of this fully taxable investment is $108,046.

Keep in mind that taxable investments have fees and charges, too (investment advisory fees, administrative charges, 12b-1 fees, sales loads, brokerage commissions, etc.). We have not attempted to apply these fees and charges to the fully taxable amounts since this is intended merely as an example of tax deferral.

Again, it must be emphasized that the assumed rate of return of 7.5% compounded annually used in these examples is for illustrative purposes only and is not intended to represent a guaranteed or expected rate of return on any investment vehicle. Moreover, early withdrawals of tax-deferred investments are generally subject to a 10% penalty tax.

INVESTMENT OPTIONS

Selecting an appropriate retirement program is clearly an important part of an effective retirement planning strategy. Carefully choosing among Investment Options is another essential component.

During the 1966-1997 period, common stock average annual returns outperformed the average annual returns of fixed investments such as long-term government bonds and Treasury Bills (T-Bills). See "Notes" below. Common stocks earned an average annual return of 11.85% over this period, in contrast to 7.75% and 6.73% for the other two investment categories. Significantly, common stock returns also outpaced inflation, which grew at 5.39% over this period.

Although common stock returns have historically outpaced returns of fixed investments, people often allocate a significant percentage of their retirement funds to fixed return investments. Their primary concern is the preservation of principal. Given this concern, Chart 5 illustrates the impact of exposing only the interest generated by a fixed investment to the stock market. In this illustration, the fixed investment is represented by a Treasury Bill return and the stock investment is represented by the Standard & Poor's 500 ("S&P 500").

The chart assumes that a $20,000 fixed investment was made on January 1, 1980. If the interest on that investment were to accumulate based upon the return of the S&P 500, the total investment would have been worth $157,783 in 1996. Had the interest been reinvested in the fixed investment, the fixed investment would have grown to $65,623. As illustrated in Chart 5, significant opportunities for growth exist while preserving principal. See "Notes" below.

                                     CHART 5

$157,783 with Interest Exposed to Stock Market (S&P 500)

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PROSPECTUS]

          Market Value  Market Value
Month      of S&P 500    If 100% in
Ending    & Fixed Acct   3 Mo. T-Bill

1980  J      20,160        20,160
      F      20,338        20,339
      M      20,547        20,586
      A      20,823        20,845
      M      21,031        21,014
      J      21,183        21,142
      J      21,369        21,254
      A      21,515        21,390
      S      21,708        21,550
      O      21,930        21,755
      N      22,333        21,964
      D      22,522        22,252
1981  J      22,619        22,483
      F      22,888        22,724
      M      23,239        22,999
      A      23,386        23,247
      M      23,637        23,514
      J      23,878        23,832
      J      24,129        24,127
      A      24,156        24,436
      S      24,196        24,739
      O      24,659        25,039
      N      25,079        25,306
      D      25,118        25,527
1982  J      25,195        25,731
      F      25,113        25,968
      M      25,278        26,222
      A      25,722        26,518
      M      25,770        26,799
      J      25,861        27,057
      J      25,945        27,341
      A      26,850        27,549
      S      27,028        27,689
      O      27,937        27,852
      N      28,411        28,028
      D      28,690        28,216
1983  J      29,131        28,410
      F      29,492        28,587
      M      29,965        28,767
      A      30,862        28,971
      M      30,943        29,171
      J      31,495        29,366
      J      31,284        29,584
      A      31,627        29,808
      S      31,938        30,035
      O      31,930        30,263
      N      32,348        30,475
      D      32,418        30,698
1984  J      32,490        30,931
      F      32,222        31,150
      M      32,577        31,378
      A      32,826        31,632
      M      32,297        31,879
      J      32,719        32,118
      J      32,701        32,381
      A      34,295        32,650
      S      34,470        32,931
      O      34,708        33,260
      N      34,705        33,503
      D      35,205        33,717
1985  J      36,503        33,936
      F      36,845        34,133
      M      37,000        34,345
      A      37,089        34,592
      M      38,272        34,820
      J      38,673        35,012
      J      38,748        35,229
      A      38,744        35,423
      S      38,262        35,635
      O      39,208        35,867
      N      40,706        36,086
      D      41,803        36,320
1986  J      42,011        36,524
      F      43,792        36,717
      M      45,230        36,938
      A      45,021        37,130
      M      46,493        37,312
      J      47,036        37,506
      J      45,602        37,701
      A      47,609        37,874
      S      45,430        38,045
      O      46,935        38,220
      N      47,703        38,369
      D      47,070        38,557
1987  J      50,789        38,719
      F      52,147        38,885
      M      53,115        39,068
      A      52,912        39,240
      M      53,327        39,389
      J      55,086        39,578
      J      56,925        39,760
      A      58,441        39,947
      S      57,685        40,127
      O      49,695        40,367
      N      47,333        40,509
      D      49,428        40,667
1988  J      50,743        40,785
      F      52,280        40,972
      M      51,393        41,152
      A      51,824        41,342
      M      52,174        41,553
      J      53,765        41,756
      J      53,732        41,969
      A      52,733        42,217
      S      54,245        42,478
      O      55,302        42,738
      N      54,915        42,981
      D      55,673        43,252
1989  J      58,362        43,490
      F      57,529        43,755
      M      58,548        44,048
      A      60,672        44,343
      M      62,465        44,694
      J      62,377        45,011
      J      66,323        45,326
      A      67,365        45,662
      S      67,310        45,958
      O      66,344        46,271
      N      67,446        46,590
      D      68,687        46,874
1990  J      65,533        47,142
      F      66,234        47,410
      M      67,578        47,714
      A      66,541        48,043
      M      71,214        48,370
      J      70,982        48,674
      J      70,955        49,005
      A      66,481        49,329
      S      64,314        49,625
      O      64,286        49,962
      N      67,252        50,247
      D      68,667        50,548
1991  J      70,922        50,811
      F      74,664        51,055
      M      76,053        51,280
      A      76,316        51,552
      M      78,820        51,794
      J      76,216        52,011
      J      78,945        52,266
      A      80,422        52,507
      S      79,523        52,748
      O      80,405        52,970
      N      78,042        53,176
      D      84,752        53,378
1992  J      83,616        53,560
      F      84,486        53,710
      M      83,290        53,892
      A      85,196        54,065
      M      85,604        54,216
      J      84,717        54,390
      J      87,387        54,558
      A      86,078        54,700
      S      86,890        54,842
      O      87,176        54,969
      N      89,486        55,095
      D      90,453        55,249
1993  J      91,013        55,376
      F      92,016        55,498
      M      93,614        55,637
      A      91,858        55,770
      M      93,843        55,893
      J      94,136        56,033
      J      93,836        56,167
      A      96,699        56,308
      S      96,183        56,454
      O      97,774        56,578
      N      97,093        56,720
      D      98,087        56,850
1994  J     100,753        56,992
      F      98,615        57,112
      M      95,249        57,266
      A      96,281        57,421
      M      97,589        57,605
      J      95,734        57,783
      J      98,297        57,945
      A     101,558        58,159
      S      99,666        58,375
      O     101,566        58,596
      N      98,647        58,813
      D      99,883        59,072
1995  J     102,044        59,320
      F     105,307        59,557
      M     107,925        59,831
      A     110,571        60,095
      M     114,257        60,419
      J     116,566        60,703
      J     119,871        60,976
      A     120,235        61,263
      S     124,521        61,526
      O     124,249        61,816
      N     128,920        62,075
      D     131,003        62,379
1996  J     157,783        65,623

$65,623 Without Interest Exposed to Stock Market
     (S&P 500)

                      [END OF GRAPHICALLY REPRESENTED DATA]

Another variation of the example in Chart 5 is to gradually transfer principal from a fixed investment into the stock market. Chart 6 assumes that a $20,000 fixed investment was made on January 1, 1980. For the next two years, $540 is transferred monthly into the stock market (represented by the S&P 500). The total investment, given this strategy, would have grown to $167,238 in 1996. In contrast, had the principal not been transferred, the fixed investment would have grown to $65,623. See "Notes" below.

                                     CHART 6

$167,238 with Principal Transfer

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PROSPECTUS]

          Market Value    Market Value
Month     of S&P 500      If 100% in
Ending    & Fixed Acct    3 Mo. T-Bil

1980  J      20,540          20,160
      F      20,702          20,339
      M      20,770          20,586
      A      21,068          20,845
      M      21,425          21,014
      J      21,659          21,142
      J      22,000          21,254
      A      22,149          21,390
      S      22,394          21,550
      O      22,623          21,755
      N      23,446          21,964
      D      23,372          22,252
1981  J      23,246          22,483
      F      23,569          22,724
      M      24,053          22,999
      A      24,031          23,247
      M      24,246          23,514
      J      24,324          23,832
      J      24,514          24,127
      A      24,051          24,436
      S      23,651          24,739
      O      24,397          25,039
      N      25,087          25,306
      D      24,857          25,527
1982  J      24,193          25,731
      F      23,594          25,968
      M      23,618          26,222
      A      24,248          26,518
      M      23,995          26,799
      J      23,892          27,057
      J      23,731          27,341
      A      25,407          27,549
      S      25,647          27,689
      O      27,281          27,852
      N      28,031          28,028
      D      28,386          28,216
1983  J      29,041          28,410
      F      29,568          28,587
      M      30,282          28,767
      A      31,737          28,971
      M      31,721          29,171
      J      32,549          29,366
      J      32,000          29,584
      A      32,424          29,808
      S      32,790          30,035
      O      32,616          30,263
      N      33,176          30,475
      D      33,142          30,698
1984  J      33,104          30,931
      F      32,544          31,150
      M      32,969          31,378
      A      33,202          31,632
      M      32,246          31,879
      J      32,767          32,118
      J      32,593          32,381
      A      34,841          32,650
      S      34,959          32,931
      O      35,133          33,260
      N      35,058          33,503
      D      35,692          33,717
1985  J      37,434          33,936
      F      37,844          34,133
      M      37,970          34,345
      A      37,984          34,592
      M      39,531          34,820
      J      40,023          35,012
      J      40,038          35,229
      A      39,976          35,423
      S      39,254          35,635
      O      40,428          35,867
      N      42,341          36,086
      D      43,701          36,320
1986  J      43,926          36,524
      F      46,184          36,717
      M      47,968          36,938
      A      47,659          37,130
      M      49,498          37,312
      J      50,136          37,506
      J      48,265          37,701
      A      50,769          37,874
      S      47,982          38,045
      O      49,830          38,220
      N      50,767          38,369
      D      49,918          38,557
1987  J      54,519          38,719
      F      56,165          38,885
      M      57,317          39,068
      A      57,035          39,240
      M      57,525          39,389
      J      59,630          39,578
      J      61,849          39,760
      A      63,662          39,947
      S      62,711          40,127
      O      52,932          40,367
      N      50,090          40,509
      D      52,585          40,667
1988  J      54,165          40,785
      F      55,951          40,972
      M      54,862          41,152
      A      55,344          41,342
      M      55,720          41,553
      J      57,582          41,756
      J      57,509          41,969
      A      56,280          42,217
      S      58,018          42,478
      O      59,225          42,738
      N      58,749          42,981
      D      59,588          43,252
1989  J      62,695          43,490
      F      61,691          43,755
      M      62,824          44,048
      A      65,234          44,343
      M      67,232          44,694
      J      67,118          45,011
      J      71,581          45,326
      A      72,728          45,662
      S      72,661          45,958
      O      71,544          46,271
      N      72,760          46,590
      D      74,150          46,874
1990  J      70,617          47,142
      F      71,385          47,410
      M      72,851          47,714
      A      71,676          48,043
      M      76,833          48,370
      J      76,576          48,674
      J      76,526          49,005
      A      71,611          49,329
      S      69,246          49,625
      O      69,192          49,962
      N      72,438          50,247
      D      73,964          50,548
1991  J      76,420          50,811
      F      80,470          51,055
      M      81,977          51,280
      A      82,241          51,552
      M      84,947          51,794
      J      82,165          52,011
      J      85,076          52,266
      A      86,666          52,507
      S      85,709          52,748
      O      86,662          52,970
      N      84,157          53,176
      D      91,300          53,378
1992  J      90,106          53,560
      F      91,047          53,710
      M      89,770          53,892
      A      91,798          54,065
      M      92,244          54,216
      J      91,302          54,390
      J      94,130          54,558
      A      92,765          54,700
      S      93,626          54,842
      O      93,940          54,969
      N      96,377          55,095
      D      97,388          55,249
1993  J      97,994          55,376
      F      99,055          55,498
      M     100,732          55,637
      A      98,899          55,770
      M     100,989          55,893
      J     101,297          56,033
      J     100,991          56,167
      A     103,992          56,308
      S     103,458          56,454
      O     105,136          56,578
      N     104,425          56,720
      D     105,474          56,850
1994  J     108,259          56,992
      F     106,046          57,112
      M     102,533          57,266
      A     103,617          57,421
      M     104,976          57,605
      J     103,062          57,783
      J     105,741          57,945
      A     109,118          58,159
      S     107,170          58,375
      O     109,151          58,596
      N     106,146          58,813
      D     107,426          59,072
1995  J     109,681          59,320
      F     113,071          59,557
      M     115,775          59,831
      A     118,526          60,095
      M     122,319          60,419
      J     124,733          60,703
      J     128,155          60,976
      A     128,547          61,263
      S     132,973          61,526
      O     132,710          61,816
      N     137,525          62,075
      D     139,695          62,379
96    J     167,238          65,623

$65,623 Without Principal Transfer

                     [END OF GRAPHICALLY REPRESENTED DATA]

NOTES

1. Common Stocks: Standard & Poor's (S&P) Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Results shown assume reinvestment of dividends. Both market value and return on common stock will vary.

2. U.S. Government Securities: Long-term Government Bonds are measured using a one-bond portfolio constructed each year containing a bond with approximately a 20-year maturity and a reasonably current coupon. U.S. Treasury Bills are measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month. U.S. Government securities are guaranteed as to principal and interest, and if held to maturity, offer a fixed rate of return. However, market value and return on such securities will fluctuate prior to maturity.

The Accumulator can be an effective program for diversifying ongoing investments between various asset categories. In addition, the Accumulator offers special features which help address the risk associated with timing the equity markets, such as dollar cost averaging. By transferring the same dollar amount each month from the Money Market Fund to other Investment Funds, dollar cost averaging attempts to shield your investment from short-term price fluctuations. This, however, does not assure a profit or protect against a loss in declining markets.

THE BENEFIT OF ANNUITIZATION


An individual may shift the risk of outliving his or her principal by electing a lifetime income annuity. See "Annuity Benefits and Payout Annuity Options" in
Part 3 of the prospectus. Chart 7 below shows the monthly income that can be generated under various forms of life annuities, as compared to receiving level payments of interest only or principal and interest from the investment.
Calculations  in the Chart are based on the  following  assumption:  a  $100,000 contribution was made at one of the ages shown, annuity payments begin immediately, and a 5% annuitization interest rate is used. For purposes of this example, principal and interest are paid out on a level basis over 15 years. In the case of the interest-only scenario, the principal is always available and may be left to other individuals at death. Under the principal and interest scenario, a portion of the principal will be left at death, assuming the individual dies within the 15-year period. In contrast, under the life annuity scenarios, there is no residual amount left.


                                CHART 7
                            MONTHLY INCOME
                        ($100,000 CONTRIBUTION)
------------------------------------------------------------------------
                     PRINCIPAL                JOINT AND SURVIVOR*
                        AND              -------------------------------
           INTEREST  INTEREST               50%     66.67%      100%
             ONLY       FOR     SINGLE      TO        TO         TO
ANNUITANT  FOR LIFE  15 YEARS    LIFE    SURVIVOR  SURVIVOR   SURVIVOR
------------------------------------------------------------------------
Male 65     $401       $785     $  617     $560      $544      $513
Male 70      401        785        685      609       588       549
Male 75      401        785        771      674       646       598
Male 80      401        785        888      760       726       665
Male 85      401        785      1,045      878       834       757
-------------------
The numbers are based on 5% interest compounded annually and the 1983 Individual Annuity Mortality Table "a" projected with modified Scale G. Annuity purchase
rates  available  at  annuitization  may  vary,   depending   primarily  on  the
annuitization interest rate, which may not be less than an annual rate of 2.5%.

* The Joint and Survivor Annuity Forms are based on male and female Annuitants of the same age.

--------------------------------------------------------------------------------
PART 7 -- FINANCIAL STATEMENTS

The consolidated financial statements of The Equitable Life Assurance Society of the United States included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the Certificates.


There are no financial statements for the Separate Account as the Certificates were first offered on May 1, 1997.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its methods of accounting for long-duration participating life insurance contracts and long-lived assets in 1996, for loan impairments in 1995 and for postemployment benefits in 1994.


Price Waterhouse LLP
New York, New York
February 10, 1997
                                      F-1

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1996 AND 1995

                                                                        1996                 1995
                                                                  -----------------    -----------------
                                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.................   $    18,077.0        $    15,899.9
  Mortgage loans on real estate.................................         3,133.0              3,638.3
  Equity real estate............................................         3,297.5              3,916.2
  Policy loans..................................................         2,196.1              1,976.4
  Investment in and loans to affiliates.........................           685.0                636.6
  Other equity investments......................................           597.3                621.1
  Other invested assets.........................................           288.7                706.1
                                                                  -----------------    -----------------
      Total investments.........................................        28,274.6             27,394.6
Cash and cash equivalents.......................................           538.8                774.7
Deferred policy acquisition costs...............................         3,104.9              3,075.8
Amounts due from discontinued GIC Segment.......................           996.2              2,097.1
Other assets....................................................         2,552.2              2,718.1
Closed Block assets.............................................         8,495.0              8,582.1
Separate Accounts assets........................................        29,646.1             24,566.6
                                                                  -----------------    -----------------
TOTAL ASSETS....................................................   $    73,607.8        $    69,209.0
                                                                  =================    =================

LIABILITIES
Policyholders' account balances.................................   $    21,865.6        $    21,911.2
Future policy benefits and other policyholders' liabilities.....         4,416.6              4,007.3
Short-term and long-term debt...................................         1,766.9              1,899.3
Other liabilities...............................................         2,785.1              3,380.7
Closed Block liabilities........................................         9,091.3              9,221.4
Separate Accounts liabilities...................................        29,598.3             24,531.0
                                                                  -----------------    -----------------
      Total liabilities.........................................        69,523.8             64,950.9
                                                                  -----------------    -----------------

Commitments and contingencies (Notes 10, 12, 13, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares
  authorized, issued and outstanding............................             2.5                  2.5
Capital in excess of par value..................................         3,105.8              3,105.8
Retained earnings...............................................           798.7                788.4
Net unrealized investment gains.................................           189.9                396.5
Minimum pension liability.......................................           (12.9)               (35.1)
                                                                  -----------------    -----------------
      Total shareholder's equity................................         4,084.0              4,258.1
                                                                  -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY......................   $    73,607.8        $    69,209.0
                                                                  =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                1996               1995               1994
                                                          -----------------  -----------------  -----------------
                                                                              (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................   $      874.0       $       788.2      $       715.0
Premiums................................................          597.6               606.8              625.6
Net investment income...................................        2,175.9             2,088.2            1,998.6
Investment (losses) gains, net..........................           (9.8)                5.3               91.8
Commissions, fees and other income......................        1,081.8               897.1              847.4
Contribution from the Closed Block......................          125.0               143.2              137.0
                                                          -----------------  -----------------  -----------------

      Total revenues....................................        4,844.5             4,528.8            4,415.4
                                                          -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances....        1,270.2             1,248.3            1,201.3
Policyholders' benefits.................................        1,317.7             1,008.6              914.9
Other operating costs and expenses......................        2,048.0             1,775.8            1,857.7
                                                          -----------------  -----------------  -----------------

      Total benefits and other deductions...............        4,635.9             4,032.7            3,973.9
                                                          -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change...........................          208.6               496.1              441.5
Federal income taxes....................................            9.7               120.5              100.2
Minority interest in net income of consolidated
  subsidiaries..........................................           81.7                62.8               50.4
                                                          -----------------  -----------------  -----------------
Earnings from continuing operations before
  cumulative effect of accounting change................          117.2               312.8              290.9
Discontinued operations, net of Federal income taxes....          (83.8)                -                  -
Cumulative effect of accounting change, net of Federal
  income taxes..........................................          (23.1)                -                (27.1)
                                                          -----------------  -----------------  -----------------

Net Earnings............................................   $       10.3       $       312.8      $       263.8
                                                          =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year as
  previously reported.........................................        2,913.6             2,913.6            2,613.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................          192.2               192.2              192.2
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, beginning of year as restated.        3,105.8             3,105.8            2,805.8
Additional capital in excess of par value.....................            -                   -                300.0
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,105.8             3,105.8            3,105.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year as previously reported...          781.6               484.0              217.6
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................            6.8                (8.4)              (5.8)
                                                                -----------------  -----------------  -----------------
Retained earnings, beginning of year as restated..............          788.4               475.6              211.8
Net earnings..................................................           10.3               312.8              263.8
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................          798.7               788.4              475.6
                                                                -----------------  -----------------  -----------------

Net unrealized investment gains (losses), beginning of year
  as previously reported......................................          338.2              (203.0)             131.9
Cumulative effect on prior years of retroactive restatement
  for accounting change.......................................           58.3               (17.5)              12.7
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), beginning of
  year as restated............................................          396.5              (220.5)             144.6
Change in unrealized investment (losses) gains................         (206.6)              617.0             (365.1)
                                                                -----------------  -----------------  -----------------
Net unrealized investment gains (losses), end of year.........          189.9               396.5             (220.5)
                                                                -----------------  -----------------  -----------------

Minimum pension liability, beginning of year..................          (35.1)               (2.7)             (15.0)
Change in minimum pension liability...........................           22.2               (32.4)              12.3
                                                                -----------------  -----------------  -----------------
Minimum pension liability, end of year........................          (12.9)              (35.1)              (2.7)
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    4,084.0       $     4,258.1      $     3,360.7
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996               1995               1994
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $       10.3       $       312.8      $       263.8
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,270.2             1,248.3            1,201.3
  Universal life and investment-type policy fee income........         (874.0)             (788.2)            (715.0)
  Investment losses (gains)...................................            9.8                (5.3)             (91.8)
  Change in Federal income taxes payable......................         (197.1)              221.6               38.3
  Other, net..................................................          364.4               127.3              (19.4)
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          583.6             1,116.5              677.2
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,275.1             1,897.4            2,323.8
  Sales.......................................................        8,964.3             8,867.1            5,816.6
  Return of capital from joint ventures and limited
    partnerships..............................................           78.4                65.2               39.0
  Purchases...................................................      (12,559.6)          (11,675.5)          (7,564.7)
  Decrease (increase) in loans to discontinued GIC Segment....        1,017.0             1,226.9              (40.0)
  Other, net..................................................           56.7              (624.7)            (478.1)
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by investing activities..............         (168.1)             (243.6)              96.6
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,925.4             2,586.5            2,082.5
    Withdrawals...............................................       (2,385.2)           (2,657.1)          (2,864.4)
  Net decrease in short-term financings.......................            (.3)              (16.4)            (173.0)
  Additions to long-term debt.................................            -                 599.7               51.8
  Repayments of long-term debt................................         (124.8)              (40.7)            (199.8)
  Proceeds from issuance of Alliance units....................            -                   -                100.0
  Payment of obligation to fund accumulated deficit of
    discontinued GIC Segment..................................            -              (1,215.4)               -
  Capital contribution from the Holding Company...............            -                   -                300.0
  Other, net..................................................          (66.5)              (48.4)              26.5
                                                                -----------------  -----------------  -----------------

Net cash (used) by financing activities.......................         (651.4)             (791.8)            (676.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (235.9)               81.1               97.4
Cash and cash equivalents, beginning of year..................          774.7               693.6              596.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $      538.8       $       774.7      $       693.6
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      109.9       $        89.6      $        34.9
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (10.0)      $       (82.7)     $        49.2
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") converted to a stock life insurance company on July 22, 1992 and became a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which will continue to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), Equitable Real Estate Investment Management, Inc. ("EREIM") and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA-UAP ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 60.8% at December 31, 1996 (63.6% assuming conversion of Series E Convertible Preferred Stock held by AXA and 54.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP").

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiaries (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance, an investment advisory subsidiary, and EREIM, a real estate investment management subsidiary; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets and liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 6). Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        All significant intercompany transactions and balances have been eliminated in consolidation other than intercompany transactions and balances with the Closed Block and the discontinued Guaranteed Interest Contract ("GIC") Segment (see Note 7).

        The years "1996," "1995" and "1994" refer to the years ended December 31, 1996, 1995 and 1994, respectively.

        Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1996 presentation.

        Closed Block
        ------------

        As of July 22, 1992, Equitable Life established the Closed Block for the benefit of certain classes of individual participating policies for which Equitable Life had a dividend scale payable in 1991 and which were in force on that date. Assets were allocated to the Closed Block in an amount which, together with anticipated revenues from policies included in the Closed Block, was reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block and will not revert to the benefit of the Holding Company. The plan of demutualization prohibits the reallocation, transfer, borrowing or lending of assets between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or to any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, the Company's management adopted a plan to discontinue the business operations of the GIC Segment, consisting of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and Guaranteed Interest Contract ("GIC") lines of business. The Company established a pre-tax provision for the estimated future losses of the GIC line of business and a premium deficiency reserve for the Wind-Up Annuities. Subsequent losses incurred have been charged to the two loss provisions. Management reviews the adequacy of the allowance and reserve each quarter. During the fourth quarter 1996 review, management determined it was necessary to increase the allowance for expected future losses of the GIC Segment. Management believes the loss provisions for GIC contracts and Wind-Up Annuities at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized (See Note 7).

        Accounting Changes
        ------------------

        In 1996, the Company changed its method of accounting for long-duration participating life insurance contracts, primarily within the Closed Block, in accordance with the provisions prescribed by Statement of
        Financial Accounting Standards ("SFAS") No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts". The effect of this change, including the impact on the Closed Block, was to increase earnings from continuing operations before cumulative effect of accounting change by $19.2 million, net of Federal income taxes of $10.3 million for 1996. The financial statements for 1995 and 1994 have been retroactively restated for the change which resulted in an increase (decrease) in earnings before cumulative effect of accounting change of $15.2 million, net of Federal income taxes of $8.2 million, and $(2.6) million, net of Federal income tax benefit of $1.0 million, respectively. Shareholder's equity increased $199.1 million as of January 1, 1994 for the effect of retroactive application of the new method. (See "Deferred Policy Acquisition Costs," "Policyholders' Account Balances and Future Policy Benefits" and Note 6.)

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," as of January 1, 1996. The statement requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. The adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held and used. Real estate which management has committed to disposing of by sale or abandonment is classified as real estate to be disposed of. Valuation allowances on real estate to be disposed of continue to be computed using the lower of estimated fair value or depreciated cost, net of disposition costs. Implementation of the SFAS No. 121 impairment requirements relative to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities being vacated beginning in 1996.

        In the  first  quarter  of 1995,  the  Company  adopted  SFAS  No.  114,
        "Accounting by Creditors for Impairment of a Loan". This statement applies to all loans, including loans restructured in a troubled debt restructuring involving a modification of terms. This statement addresses the accounting for impairment of a loan by specifying how allowances for credit losses should be determined. Impaired loans within the scope of this statement are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The Company provides for impairment of loans through an allowance for possible losses. The adoption of this statement did not have a material effect on the level of these allowances or on the Company's consolidated statements of earnings and shareholder's equity.

        Beginning coincident with issuance of SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," implementation guidance in November 1995, the Financial Accounting Standards Board ("FASB") permitted companies a one-time opportunity, through December 31, 1995, to reassess the appropriateness of the classification of all securities held at that time. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, consolidated shareholder's equity increased by $149.4 million, net of deferred policy acquisition costs ("DAC"), amounts attributable to participating group annuity contracts and deferred Federal income taxes.

        In the fourth quarter of 1994 (effective as of January 1, 1994), the Company adopted SFAS No. 112, "Employers' Accounting for Postemployment Benefits," which required employers to recognize the obligation to provide postemployment benefits. Implementation of this statement resulted in a charge for the cumulative effect of accounting change of $27.1 million, net of a Federal income tax benefit of $14.6 million.

        New Accounting Pronouncements
        -----------------------------

        The FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation," which permits entities to recognize as expense over the vesting period the fair value of all stock-based awards on the date of grant or, alternatively, to continue to apply the provisions of Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees," and related interpretations. Companies which elect to continue to apply APB Opinion No. 25 must provide pro forma net income disclosures for employee stock option grants made in 1995 and future years as if the fair-value-based method defined in SFAS No. 123 had been applied. The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of APB Opinion No. 25 (see Note 21).

        In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS No. 125 specifies the accounting and reporting requirements for transfers of financial assets, the recognition and measurement of servicing assets and liabilities and extinguishments of liabilities. SFAS No. 125 is effective for transactions occurring after December 31, 1996 and is to be applied prospectively. In December 1996, the FASB issued SFAS No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which defers for one year the effective date of provisions relating to secured borrowings and collateral and transfers of financial assets that are part of repurchase agreements, dollar-roll, securities lending and similar transactions. Management has not yet determined the effect of implementing SFAS No. 125.

        Valuation of Investments
        ------------------------

        Fixed maturities identified as available for sale are reported at estimated fair value. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Effective with the adoption of SFAS No. 114 on January 1, 1995, the valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value. Prior to the adoption of SFAS No. 114, the valuation allowances were based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure or in-substance foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans management believed may not be collectible in full. In establishing valuation allowances, management previously considered, among other things the estimated fair value of the underlying collateral.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses) net. Valuation allowances on real estate available for sale are computed using the lower of current estimated fair value or depreciated cost, net of disposition costs. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Investment Results and Unrealized Investment Gains (Losses)
        -----------------------------------------------------------

        Net investment income and realized investment gains and losses (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains and losses are determined by specific identification and are presented as a component of revenue. Valuation allowances are netted against the asset categories to which they apply and changes in the valuation allowances are included in investment gains or losses.

        Unrealized investment gains and losses on fixed maturities available for sale and equity securities held by the Company are accounted for as a separate component of shareholder's equity, net of related deferred Federal income taxes, amounts attributable to the discontinued GIC Segment, participating group annuity contracts, and DAC related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 15 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1996, the expected investment yield ranged from 7.30% grading to 7.68% over 13 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. Deviations of actual results from estimated experience are reflected in earnings in the period such deviations occur. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to unrealized gains (losses) in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue. In the fourth quarter of 1996, the DAC related to DI contracts issued prior to July 1993 was written off.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, include a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996, a loss recognition study on participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, including expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual disability income and major medical policies were $711.8 million and $639.6 million at December 31, 1996 and 1995, respectively (excluding $175.0 million of reserve strengthening in 1996). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding $175.0 million of reserve strengthening in 1996) are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $       189.0       $      176.0       $      188.6
        Incurred benefits related to prior years...........           69.1               67.8               28.7
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       258.1       $      243.8       $      217.3
                                                            =================   ================   =================
        Benefits paid related to current year..............  $        32.6       $       37.0       $       43.7
        Benefits paid related to prior years...............          153.3              137.8              132.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       185.9       $      174.8       $      176.0
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  Board  of  Directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        Equitable Life is subject to limitations on the amount of statutory profits which can be retained with respect to certain classes of individual participating policies that were in force on July 22, 1992 which are not included in the Closed Block and with respect to participating policies issued subsequent to July 22, 1992. Excess statutory profits, if any, will be distributed over time to such policyholders and will not be available to Equitable Life's shareholder. Earnings in excess of limitations, if any, would be accrued as policyholders' dividends.

        At December 31, 1996, participating policies, including those in the Closed Block, represent approximately 24.2% ($52.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes
        --------------------

        The Company files a consolidated Federal income tax return with the Holding Company and its non-life insurance subsidiaries. Current Federal income taxes were charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities were recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts
        -----------------

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds the Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account, therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1996, 1995 and 1994, investment results of such Separate Accounts were $2,970.6 million, $1,963.2 million and $665.2 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                      COST              GAINS              LOSSES           FAIR VALUE
                                                -----------------  -----------------   ----------------   ---------------
                                                                             (IN MILLIONS)
        DECEMBER 31, 1996
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    13,645.2      $       451.5       $      121.0       $   13,975.7
            Mortgage-backed....................        2,015.9               11.2               20.3            2,006.8
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,539.4               39.2               19.3            1,559.3
            States and political subdivisions..           77.0                4.5                -                 81.5
            Foreign governments................          302.6               18.0                2.2              318.4
            Redeemable preferred stock.........          139.1                3.3                7.1              135.3
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    17,719.2      $       527.7       $      169.9       $   18,077.0
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        98.7      $        49.3       $       17.7       $      130.3
                                                =================  =================   ================   ===============

        December 31, 1995
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    10,910.7      $       617.6       $      118.1       $   11,410.2
            Mortgage-backed....................        1,838.0               31.2                1.2            1,868.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        2,257.0               77.8                4.1            2,330.7
            States and political subdivisions..           45.7                5.2                -                 50.9
            Foreign governments................          124.5               11.0                 .2              135.3
            Redeemable preferred stock.........          108.1                5.3                8.6              104.8
                                                -----------------  -----------------   ----------------   ---------------
        Total Available for Sale...............  $    15,284.0      $       748.1       $      132.2       $   15,899.9
                                                =================  =================   ================   ===============
        Equity Securities:
          Common stock.........................  $        97.3      $        49.1       $       18.0       $      128.4
                                                =================  =================   ================   ===============

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based upon the assumption such securities will be held to maturity. Estimated fair value for equity securities, substantially all of which do not have a readily ascertainable market value, has been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1996 and 1995, securities without a readily ascertainable market value having an amortized cost of $3,915.7 million and $3,748.9 million, respectively, had estimated fair values of $4,024.6 million and $3,981.8 million, respectively.

        The contractual maturity of bonds at December 31, 1996 is shown below:

                                                   AVAILABLE FOR SALE
                                           ------------------------------------
                                              AMORTIZED          ESTIMATED
                                                COST             FAIR VALUE
                                           ----------------   -----------------
                                                      (IN MILLIONS)

        Due in one year or less...........  $      539.6       $      542.5
        Due in years two through five.....       2,776.2            2,804.0
        Due in years six through ten......       6,044.7            6,158.1
        Due after ten years...............       6,203.7            6,430.3
        Mortgage-backed securities........       2,015.9            2,006.8
                                           ----------------   -----------------
        Total.............................  $   17,580.1       $   17,941.7
                                           ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring the total investments in any single issuer or total investment in a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1996, approximately 14.20% of the $17,563.7 million aggregate amortized cost of bonds held by the Insurance Group were considered to be other than investment grade.

        In addition to its holdings of corporate high yield securities, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        The Company has restructured or modified the terms of certain fixed maturity investments. The fixed maturity portfolio includes amortized costs of $5.5 million and $15.9 million at December 31, 1996 and 1995, respectively, of such restructured securities. These amounts include fixed maturities which are in default as to principal and/or interest payments, are to be restructured pursuant to commenced negotiations or where the borrowers went into bankruptcy subsequent to acquisition (collectively, "problem fixed maturities") of $2.2 million and $1.6 million as of December 31, 1996 and 1995, respectively. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturities amounted to $1.4 million, $3.0 million and $7.5 million in 1996, 1995 and 1994, respectively. Gross interest income on these fixed maturities included in net investment income aggregated $1.3 million, $2.9 million and $6.8 million in 1996, 1995 and 1994, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balances, beginning of year........................  $       325.3       $      284.9       $      355.6
        SFAS No. 121 release...............................         (152.4)               -                  -
        Additions charged to income........................          125.0              136.0               51.0
        Deductions for writedowns and
          asset dispositions...............................         (160.8)             (95.6)            (121.7)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================
        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        50.4       $       65.5       $       64.2
          Equity real estate...............................           86.7              259.8              220.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       137.1       $      325.3       $      284.9
                                                            =================   ================   =================

        At December 31, 1996, the carrying values of investments held for the production of income which were non-income producing for the twelve months preceding the consolidated balance sheet date were $25.0 million of fixed maturities and $2.6 million of mortgage loans on real estate.

        At December 31, 1996 and 1995, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $12.4 million (0.4% of total mortgage loans on real estate) and $87.7 million (2.4% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $388.3 million and $531.5 million at December 31, 1996 and 1995, respectively. These amounts include $1.0 million and $3.8 million of problem mortgage loans on real estate at December 31, 1996 and 1995, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $35.5 million, $52.1 million and $44.9 million in 1996, 1995 and 1994, respectively. Gross interest income on these loans included in net investment income aggregated $28.2 million, $37.4 million and $32.8 million in 1996, 1995 and 1994, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   1996                 1995
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        340.0       $        310.1
        Impaired mortgage loans with no provision for losses...............           122.3                160.8
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           462.3                470.9
        Provision for losses...............................................            46.4                 62.7
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        415.9       $        408.2
                                                                            ===================  ===================

        Impaired mortgage loans with no provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1996 and 1995, respectively, the Company's average recorded investment in impaired mortgage loans was $552.1 million and $429.0 million. Interest income recognized on these impaired mortgage loans totaled $38.8 million and $27.9 million for 1996 and 1995, respectively, including $17.9 million and $13.4 million recognized on a cash basis.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1996 and 1995, the carrying value of equity real estate available for sale amounted to $345.6 million and $255.5 million, respectively. For 1996, 1995 and 1994, respectively, real estate of $58.7 million, $35.3 million and $189.8 million was acquired in satisfaction of debt. At December 31, 1996 and 1995, the Company owned $771.7 million and $862.7 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $587.5 million and $662.4 million at December 31, 1996 and 1995, respectively. Depreciation expense on real estate totaled $91.8 million, $121.7 million and $117.0 million for 1996, 1995 and 1994, respectively. As a result of the implementation of SFAS No. 121, during 1996 no depreciation expense has been recorded on real estate available for sale.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information of real estate joint ventures (34 and 38 individual ventures as of December 31, 1996 and 1995, respectively) and of limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        FINANCIAL POSITION
        Investments in real estate, at depreciated cost........................  $    1,883.7       $    2,684.1
        Investments in securities, generally at estimated fair value...........       2,430.6            2,459.8
        Cash and cash equivalents..............................................          98.0              489.1
        Other assets...........................................................         427.0              270.8
                                                                                ----------------   -----------------
        Total assets...........................................................       4,839.3            5,903.8
                                                                                ----------------   -----------------
        Borrowed funds - third party...........................................       1,574.3            1,782.3
        Borrowed funds - the Company...........................................         137.9              220.5
        Other liabilities......................................................         415.8              593.9
                                                                                ----------------   -----------------
        Total liabilities......................................................       2,128.0            2,596.7
                                                                                ----------------   -----------------

        Partners' Capital......................................................  $    2,711.3       $    3,307.1
                                                                                ================   =================

        Equity in partners' capital included above.............................  $      806.8       $      902.2
        Equity in limited partnership interests not included above.............         201.8              212.8
        Other..................................................................           9.8                8.9
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $    1,018.4       $    1,123.9
                                                                                ================   =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       348.9       $      463.5       $      537.7
        Revenues of other limited partnership interests....          386.1              242.3              103.4
        Interest expense - third party.....................         (111.0)            (135.3)            (114.9)
        Interest expense - the Company.....................          (30.0)             (41.0)             (36.9)
        Other expenses.....................................         (282.5)            (397.7)            (430.9)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       311.5       $      131.8       $       58.4
                                                            =================   ================   =================
        Equity in net earnings included above..............  $        73.9       $       49.1       $       18.9
        Equity in net earnings of limited partnerships
          interests not included above.....................           35.8               44.8               25.3
        Other..............................................             .9                1.0                1.8
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       110.6       $       94.9       $       46.0
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                   1996               1995                1994
                                             -----------------   ----------------   -----------------
                                                                  (IN MILLIONS)

        Fixed maturities....................  $     1,307.4       $    1,151.1       $    1,036.5
        Mortgage loans on real estate.......          303.0              329.0              385.7
        Equity real estate..................          442.4              560.4              561.8
        Other equity investments............           94.3               76.9               36.1
        Policy loans........................          160.3              144.4              122.7
        Other investment income.............          217.4              273.0              322.4
                                             -----------------   ----------------   -----------------

          Gross investment income...........        2,524.8            2,534.8            2,465.2
                                             -----------------   ----------------   -----------------

          Investment expenses...............          348.9              446.6              466.6
                                             -----------------   ----------------   -----------------

        Net Investment Income...............  $     2,175.9       $    2,088.2       $    1,998.6
                                             =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $        60.5       $      119.9       $      (14.3)
        Mortgage loans on real estate......................          (27.3)             (40.2)             (43.1)
        Equity real estate.................................          (79.7)             (86.6)              20.6
        Other equity investments...........................           18.9               12.8               75.9
        Issuance and sales of Alliance Units...............           20.6                -                 52.4
        Other..............................................           (2.8)               (.6)                .3
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $        (9.8)      $        5.3       $       91.8
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $29.9 million, $46.7 million and $30.8 million for 1996, 1995 and 1994, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $23.7 million for the year ended December 31, 1996.

        For 1996, 1995 and 1994, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $8,353.5 million, $8,206.0 million and $5,253.9 million. Gross gains of $154.2 million, $211.4 million and $65.2 million and gross losses of $92.7 million, $64.2 million and $50.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1996, 1995 and 1994 amounted to $(258.0) million, $1,077.2 million and $(742.2)
        million, respectively.

        During each of 1995 and 1994, one security classified as held to maturity was sold. During the eleven months ended November 30, 1995 and the year ended December 31, 1994, respectively, twelve and six securities so classified were transferred to the available for sale portfolio. All actions were taken as a result of a significant deterioration in creditworthiness. The aggregate amortized costs of the securities sold were $1.0 million and $19.9 million with a related investment gain of $-0- million and $.8 million recognized in 1995 and 1994, respectively; the aggregate amortized cost of the securities transferred was $116.0 million and $42.8 million with gross unrealized investment losses of $3.2 million and $3.1 million charged to consolidated shareholder's equity for the eleven months ended November 30, 1995 and the year ended December 31,

        1994, respectively. On December 1, 1995, the Company transferred $4,794.9 million of securities classified as held to maturity to the available for sale portfolio. As a result, unrealized gains on fixed maturities increased $395.6 million, offset by DAC of $126.5 million, amounts attributable to participating group annuity contracts of $39.2 million and deferred Federal income taxes of $80.5 million.

        For 1996, 1995 and 1994, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.7 million, $131.2 million and $175.8 million, respectively.

        In 1996, Alliance acquired the business of Cursitor-Eaton Asset Management Company and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash, 1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and substantial additional consideration which will be determined at a later date. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively, which are being amortized over the estimated useful lives of 20 years. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. At December 31, 1996, the Company's ownership of Alliance Units was approximately 57.3%.

        In 1994, Alliance sold 4.96 million newly issued Alliance Units to third parties at prevailing market prices. The Company continues to hold its 1% general partnership interest in Alliance. The Company recognized an investment gain of $52.4 million as a result of these transactions.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of equity and the changes for the corresponding years, are summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year as restated.............  $       396.5       $     (220.5)      $      144.6
        Changes in unrealized investment (losses) gains....         (297.6)           1,198.9             (856.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........            -                (78.1)              40.8
            DAC............................................           42.3             (216.8)             273.6
            Deferred Federal income taxes..................           48.7             (287.0)             177.2
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $       357.8       $      615.9       $     (461.3)
            Other equity investments.......................           31.6               31.1                7.7
            Other, principally Closed Block................           53.1               93.1               (5.1)
                                                            -----------------   ----------------   -----------------
              Total........................................          442.5              740.1             (458.7)
          Amounts of unrealized investment (gains)
            losses attributable to:
              Participating group annuity contracts........          (72.2)             (72.2)               5.9
              DAC..........................................          (52.0)             (94.3)             122.4
              Deferred Federal income taxes................         (128.4)            (177.1)             109.9
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       189.9       $      396.5       $     (220.5)
                                                            =================   ================   =================

 6)     CLOSED BLOCK

        Summarized financial information of the Closed Block follows:

                                                                                     DECEMBER 31,
                                                                         --------------------------------------
                                                                               1996                 1995
                                                                         -----------------    -----------------
                                                                                     (IN MILLIONS)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $3,820.7 and $3,662.8)......................................  $    3,889.5         $    3,896.2
        Mortgage loans on real estate...................................       1,380.7              1,368.8
        Policy loans....................................................       1,765.9              1,797.2
        Cash and other invested assets..................................         336.1                440.9
        DAC.............................................................         876.5                792.6
        Other assets....................................................         246.3                286.4
                                                                         -----------------    -----------------
        Total Assets....................................................  $    8,495.0         $    8,582.1
                                                                         =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances......  $    8,999.7         $    8,923.5
        Other liabilities...............................................          91.6                297.9
                                                                         -----------------    -----------------
        Total Liabilities...............................................  $    9,091.3         $    9,221.4
                                                                         =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Premiums and other revenue.........................  $       724.8       $      753.4       $      798.1
        Investment income (net of investment
          expenses of $27.3, $26.7 and $19.0)..............          546.6              538.9              523.0
        Investment losses, net.............................           (5.5)             (20.2)             (24.0)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,265.9            1,272.1            1,297.1
                                                            -----------------   ----------------   -----------------
        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,106.3            1,077.6            1,121.6
        Other operating costs and expenses.................           34.6               51.3               38.5
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,140.9            1,128.9            1,160.1
                                                            -----------------   ----------------   -----------------
        Contribution from the Closed Block.................  $       125.0       $      143.2       $      137.0
                                                            =================   ================   =================

        In the fourth quarter of 1996, the Company adopted SFAS No. 120, which prescribes the accounting for individual participating life insurance contracts, most of which are included in the Closed Block. The implementation of SFAS No. 120 resulted in an increase (decrease) in the contribution from the Closed Block of $27.5 million, $18.8 million and $(14.0) million in 1996, 1995 and 1994, respectively.

        The fixed maturity portfolio, based on amortized cost, includes $.4 million and $4.3 million at December 31, 1996 and 1995, respectively, of restructured securities which includes problem fixed maturities of $.3 million and $1.9 million, respectively.

        During the eleven months ended November 30, 1995, one security classified as held to maturity was sold and ten securities classified as held to maturity were transferred to the available for sale portfolio. All actions resulted from significant deterioration in creditworthiness. The amortized cost of the security sold was $4.2 million. The aggregate amortized cost of the securities transferred was $81.3 million with gross unrealized investment losses of $.1 million transferred to equity. At December 1, 1995, $1,750.7 million of securities classified as held to maturity were transferred to the available for sale portfolio. As a result, unrealized gains of $88.5 million on fixed maturities were recognized, offset by DAC amortization of $52.6 million.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had an amortized cost of $4.3 million and $36.5 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $114.2 million and $137.7 million, respectively. At December 31, 1996 and 1995, the restructured mortgage loans on real estate amount included $.7 million and $8.8 million, respectively, of problem mortgage loans on real estate.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)

        Impaired mortgage loans with provision for losses.........  $       128.1      $       106.8
        Impaired mortgage loans with no provision for losses......             .6               10.1
                                                                   ----------------   -----------------
        Recorded investment in impaired mortgages.................          128.7              116.9
        Provision for losses......................................           12.9               17.9
                                                                   ----------------   -----------------
        Net Impaired Mortgage Loans...............................  $       115.8      $        99.0
                                                                   ================   =================

        During 1996 and 1995, respectively, the Closed Block's average recorded investment in impaired mortgage loans was $153.8 million and $146.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.9 million and $5.9 million for 1996 and 1995, respectively, including $4.7 million and $1.3 million recognized on a cash basis.

        Valuation allowances amounted to $13.8 million and $18.4 million on mortgage loans on real estate and $3.7 million and $4.3 million on equity real estate at December 31, 1996 and 1995, respectively. Writedowns of fixed maturities amounted to $12.8 million, $16.8 million and $15.9 million for 1996, 1995 and 1994, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held and used.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 7)     DISCONTINUED OPERATIONS

        Summarized financial information of the GIC Segment follows:

                                                             DECEMBER 31,
                                                 --------------------------------------
                                                       1996                 1995
                                                 -----------------    -----------------
                                                             (IN MILLIONS)
        Assets
        Mortgage loans on real estate...........  $    1,111.1         $    1,485.8
        Equity real estate......................         925.6              1,122.1
        Other invested assets...................         474.0                665.2
        Other assets............................         226.1                579.3
                                                 -----------------    -----------------
        Total Assets............................  $    2,736.8         $    3,852.4
                                                 =================    =================

        Liabilities
        Policyholders' liabilities..............  $    1,335.9         $    1,399.8
        Allowance for future losses.............         262.0                164.2
        Amounts due to continuing operations....         996.2              2,097.1
        Other liabilities.......................         142.7                191.3
                                                 -----------------    -----------------
        Total Liabilities.......................  $    2,736.8         $    3,852.4
                                                 =================    =================

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Investment income (net of investment expenses
          of $127.5, $153.1 and $183.3)....................  $       245.4       $      323.6       $      394.3
        Investment (losses) gains, net.....................          (18.9)             (22.9)              26.8
        Policy fees, premiums and other income.............             .2                 .7                 .4
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          226.7              301.4              421.5
        Benefits and other deductions......................          250.4              326.5              443.2
        Losses charged to allowance for future losses......          (23.7)             (25.1)             (21.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax loss from strengthening of the
          allowance for future losses......................         (129.0)               -                  -
        Federal income tax benefit.........................           45.2                -                  -
                                                            -----------------   ----------------   -----------------
        Loss from Discontinued Operations..................  $       (83.8)      $        -         $        -
                                                            =================   ================   =================

        In  1991,   management  adopted  a  plan  to  discontinue  the  business operations of the GIC Segment consisting of group non-participating Wind-Up Annuities and the GIC lines of business. The loss allowance and premium deficiency reserve of $569.6 million provided for in 1991 were based on management's best judgment at that time.

        The Company's quarterly process for evaluating the loss provisions applies the current period's results of the discontinued operations against the allowance, re-estimates future losses, and adjusts the provisions, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in the need to strengthen the loss provisions by $129.0 million, resulting in a post-tax charge of $83.8 million to discontinued operations' results in the fourth quarter of 1996.

        Management believes the loss provisions for Wind-Up Annuities and GIC contracts at December 31, 1996 are adequate to provide for all future losses; however, the determination of loss provisions continues to involve numerous estimates and subjective judgments regarding the expected performance of discontinued operations investment assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the loss provisions, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss provisions are likely to result.

        In January 1995, continuing operations transferred $1,215.4 million in cash to the GIC Segment in settlement of its obligation to provide assets to fund the accumulated deficit of the GIC Segment. Subsequently, the GIC Segment remitted $1,155.4 million in cash to continuing operations in partial repayment of borrowings by the GIC Segment. No gains or losses were recognized on these transactions. Amounts due to continuing operations at December 31, 1996, consisted of $1,080.0 million borrowed by the discontinued GIC Segment offset by $83.8 million representing an obligation of continuing operations to provide assets to fund the accumulated deficit of the GIC Segment.

        Investment income included $88.2 million of interest income for 1994 on amounts due from continuing operations. Benefits and other deductions include $114.3 million, $154.6 million and $219.7 million of interest expense related to amounts borrowed from continuing operations in 1996, 1995 and 1994, respectively.

        Valuation allowances amounted to $9.0 million and $19.2 million on mortgage loans on real estate and $20.4 million and $77.9 million on equity real estate at December 31, 1996 and 1995, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held and used. Writedowns of fixed maturities amounted to $1.6 million, $8.1 million and $17.8 million for 1996, 1995 and 1994, respectively and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $12.3 million for 1996.

        The fixed maturity portfolio, based on amortized cost, includes $6.2 million and $15.1 million at December 31, 1996 and 1995, respectively, of restructured securities. These amounts include problem fixed maturities of $.5 million and $6.1 million at December 31, 1996 and 1995, respectively.

        At December 31, 1996 and 1995, problem mortgage loans on real estate had amortized costs of $7.9 million and $35.4 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $208.1 million and $289.3 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                            DECEMBER 31,
                                                                 ------------------------------------
                                                                      1996                1995
                                                                 ----------------   -----------------
                                                                            (IN MILLIONS)
        Impaired mortgage loans with provision for losses.......  $        83.5      $       105.1
        Impaired mortgage loans with no provision for losses....           15.0               18.2
                                                                 ----------------   -----------------
        Recorded investment in impaired mortgages...............           98.5              123.3
        Provision for losses....................................            8.8               17.7
                                                                 ----------------   -----------------
        Net Impaired Mortgage Loans.............................  $        89.7      $       105.6
                                                                 ================   =================

        During 1996 and 1995, the GIC Segment's average recorded investment in impaired mortgage loans was $134.8 million and $177.4 million, respectively. Interest income recognized on these impaired mortgage loans totaled $10.1 million and $4.5 million for 1996 and 1995, respectively, including $7.5 million and $.4 million recognized on a cash basis.

        At December 31, 1996 and 1995, the GIC Segment had $263.0 million and $310.9 million, respectively, of real estate acquired in satisfaction of debt.

8)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                        DECEMBER 31,
                                                            --------------------------------------
                                                                  1996                 1995
                                                            -----------------    -----------------
                                                                        (IN MILLIONS)

        Short-term debt....................................  $      174.1         $        -
                                                            -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.....         399.4                399.3
          7.70% surplus notes scheduled to mature 2015.....         199.6                199.6
          Eurodollar notes, 10.5% due 1997.................           -                   76.2
          Zero coupon note, 11.25% due 1997................           -                  120.1
          Other............................................            .5                 16.3
                                                            -----------------    -----------------
              Total Equitable Life.........................         599.5                811.5
                                                            -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 4.92% - 12.50% due through 2006..         968.6              1,084.4
                                                            -----------------    -----------------
        Alliance:
          Other............................................          24.7                  3.4
                                                            -----------------    -----------------
        Total long-term debt...............................       1,592.8              1,899.3
                                                            -----------------    -----------------
        Total Short-term and Long-term Debt................  $    1,766.9         $    1,899.3
                                                            =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1996 range from 5.73% (the London Interbank Offering Rate ("LIBOR") plus 22.5 basis points) to 8.25% (the prime rate). There were no borrowings outstanding under this bank credit facility at December 31, 1996.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million five-year bank credit facility. There were no borrowings outstanding under this program at December 31, 1996.

        In February 1996, Alliance entered into a new $250.0 million five-year revolving credit facility with a group of banks which replaced its
        $100.0  million   revolving  credit  facility  and  its  $100.0  million
        commercial paper back-up revolving credit facility. Under the new revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the LIBOR or the Federal Funds rate. A facility fee is payable on the total facility. The revolving credit facility will be used to provide back-up liquidity for commercial paper to be used under Alliance's $100.0 million commercial paper program, to fund commission payments to financial intermediaries for the sale of Class B and C shares under Alliance's mutual fund distribution system, and for general working capital purposes. As of December 31, 1996, Alliance had not issued any commercial paper under its $100.0 million commercial paper program and there were no borrowings outstanding under Alliance's revolving credit facility.

        At December 31, 1996, long-term debt expected to mature in 1997 totaling $174.1 million was reclassified as short-term debt.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        On December 18, 1995, Equitable Life issued, in accordance with Section 1307 of the New York Insurance Law, $400.0 million of surplus notes having an interest rate of 6.95% scheduled to mature in 2005 and $200.0 million of surplus notes having an interest rate of 7.70% scheduled to mature in 2015 (together, the "Surplus Notes"). Proceeds from the issuance of the Surplus Notes were $596.6 million, net of related issuance costs. The unamortized discount on the Surplus Notes was $1.0 million at December 31, 1996. Payments of interest on or principal of the Surplus Notes are subject to prior approval by the Superintendent.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $1,406.4 million and $1,629.7 million at December 31, 1996 and 1995, respectively, as collateral for certain long-term debt.

        At December 31, 1996, aggregate maturities of the long-term debt based on required principal payments at maturity for 1997 and the succeeding four years are $494.9 million, $316.7 million, $19.7 million, $5.4 million, $0 million, respectively, and $946.7 million thereafter.

 9)     FEDERAL INCOME TAXES

        A  summary  of  the  Federal   income  tax  expense   (benefit)  in  the
        consolidated statements of earnings is shown below:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Federal income tax expense (benefit):
          Current...............................  $        97.9       $      (11.7)      $        4.0
          Deferred..............................          (88.2)             132.2               96.2
                                                 -----------------   ----------------   -----------------
        Total...................................  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                       1996               1995                1994
                                                 -----------------   ----------------   -----------------
                                                                      (IN MILLIONS)
        Expected Federal income tax expense.....  $        73.0       $      173.7       $      154.5
        Non-taxable minority interest...........          (28.6)             (22.0)             (17.6)
        Differential earnings amount............            -                  -                (16.8)
        Adjustment of tax audit reserves........            6.9                4.1               (4.6)
        Equity in unconsolidated subsidiaries...          (32.3)             (19.4)             (12.5)
        Other...................................           (9.3)             (15.9)              (2.8)
                                                 -----------------   ----------------   -----------------
        Federal Income Tax Expense..............  $         9.7       $      120.5       $      100.2
                                                 =================   ================   =================

        Prior to the date of demutualization, Equitable Life reduced its deduction for policyholder dividends by the differential earnings amount. This amount was computed, for each tax year, by multiplying Equitable Life's average equity base, as determined for tax purposes, by an estimate of the excess of an imputed earnings rate for stock life insurance companies over the average mutual life insurance companies' earnings rate. The differential earnings amount for each tax year was subsequently recomputed when actual earnings rates were published by the Internal Revenue Service. As a stock life insurance company, Equitable Life no longer is required to reduce its policyholder dividend deduction by the differential earnings amount, but differential earnings amounts for pre-demutualization years were still being recomputed in 1994.

        The components of the net deferred Federal income tax account are as follows:

                                                       DECEMBER 31, 1996                  December 31, 1995
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        DAC, reserves and reinsurance..........  $       -        $      166.0      $        -        $     304.4
        Investments............................          -               328.6               -              326.9
        Compensation and related benefits......        259.2               -               293.0              -
        Other..................................          -                 1.8               -               32.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     259.2      $      496.4      $      293.0      $     663.6
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                     1996               1995                1994
                                               -----------------   ----------------   -----------------
                                                                    (IN MILLIONS)
        DAC, reserves and reinsurance.........  $      (156.2)      $       63.3       $       12.0
        Investments...........................           78.6               13.0               89.3
        Compensation and related benefits.....           22.3               30.8               10.0
        Other.................................          (32.9)              25.1              (15.1)
                                               -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          (Benefit) Expense...................  $       (88.2)      $      132.2       $       96.2
                                               =================   ================   =================

        The Internal Revenue Service is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1989 through 1991. Management believes these audits will have no material adverse effect on the Company's results of operations.

10)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       461.4       $      474.2       $      476.7
        Reinsurance assumed................................          177.5              171.3              180.5
        Reinsurance ceded..................................          (41.3)             (38.7)             (31.6)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       597.6       $      606.8       $      625.6
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        48.2       $       44.0       $       27.5
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        54.1       $       48.9       $       20.7
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        32.3       $       28.5       $       25.4
                                                            =================   ================   =================

        Effective January 1, 1994, all in force business above $5.0 million was reinsured. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $2.4 million, $260.6 million and $241.0 million for 1996, 1995 and 1994, respectively. Ceded death and disability benefits totaled $21.2 million, $188.1 million and $235.5 million for 1996, 1995 and 1994, respectively. Insurance liabilities ceded totaled $652.4 million and $724.2 million at December 31, 1996 and 1995, respectively.

11)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's and EREIM's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974.

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        33.8       $       30.0       $       30.3
        Interest cost on projected benefit obligations.....          120.8              122.0              111.0
        Actual return on assets............................         (181.4)            (309.2)              24.4
        Net amortization and deferrals.....................           43.4              155.6             (142.5)
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        16.6       $       (1.6)      $       23.2
                                                            =================   ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Actuarial present value of obligations:
          Vested..................................................  $    1,672.2       $    1,642.4
          Non-vested..............................................          10.1               10.9
                                                                   ----------------   -----------------
        Accumulated Benefit Obligation............................  $    1,682.3       $    1,653.3
                                                                   ================   =================
        Plan assets at fair value.................................  $    1,626.0       $    1,503.8
        Projected benefit obligation..............................       1,765.5            1,743.0
                                                                   ----------------   -----------------
        Projected benefit obligation in excess of plan assets.....        (139.5)            (239.2)
        Unrecognized prior service cost...........................         (17.9)             (25.5)
        Unrecognized net loss from past experience different
          from that assumed.......................................         280.0              368.2
        Unrecognized net asset at transition......................           4.7               (7.3)
        Additional minimum liability..............................         (19.3)             (51.9)
                                                                   ----------------   -----------------
        Prepaid Pension Cost......................................  $      108.0       $       44.3
                                                                   ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.5% and 4.25%, respectively, at December 31, 1996 and 7.25% and 4.50%, respectively, at December 31, 1995. As of January 1, 1996 and 1995, the expected long-term rate of return on assets for the retirement plan was 10.25% and 11%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $12.9 million and $35.1 million, net of Federal income taxes, at December 31, 1996 and 1995, respectively, representing the excess of the accumulated benefit obligation over the fair value of plan assets and accrued pension liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of Group Trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $34.7 million, $36.4 million and $38.1 million for 1996, 1995 and 1994, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company on or after attaining age 55 who have at least 10 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1996, 1995 and 1994, the Company made estimated postretirement benefits payments of $18.9 million, $31.1 million and $29.8 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $         5.3       $        4.0       $        3.9
        Interest cost on accumulated postretirement
          benefits obligation..............................           34.6               34.7               28.6
        Net amortization and deferrals.....................            2.4               (2.3)              (3.9)
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        42.3       $       36.4       $       28.6
                                                            =================   ================   =================

                                                                              DECEMBER 31,
                                                                   ------------------------------------
                                                                        1996                1995
                                                                   ----------------   -----------------
                                                                              (IN MILLIONS)
        Accumulated postretirement benefits obligation:
          Retirees................................................  $      381.8       $      391.8
          Fully eligible active plan participants.................          50.7               50.4
          Other active plan participants..........................          60.7               64.2
                                                                   ----------------   -----------------
                                                                           493.2              506.4
        Unrecognized prior service cost...........................          50.5               56.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions.......        (150.5)            (181.3)
                                                                   ----------------   -----------------
        Accrued Postretirement Benefits Cost......................  $      393.2       $      381.4
                                                                   ================   =================

        At January 1, 1994, medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 9.5% in 1996, gradually declining to 3.5% in the year 2009 and in 1995 was 10%, gradually declining to 3.5% in the year 2008. The discount rate used in determining the accumulated postretirement benefits obligation was 7.50% and 7.25% at December 31, 1996 and 1995, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1996 would be increased 7%. The effect of this change on the sum of the service cost and interest cost would be an increase of 8%.

12)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1996 was $649.9 million. The average unexpired terms at December 31, 1996 range from 2.2 to 2.7 years. At December 31, 1996, the cost of terminating outstanding matched swaps in a loss position was $8.3 million and the unrealized gain on outstanding matched swaps in a gain position was $11.4 million. The Company has no intention of terminating these contracts prior to maturity. During 1996, 1995 and 1994, net gains (losses) of $.2 million, $1.4 million and $(.2) million, respectively, were recorded in connection with interest rate swap activity. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1996 of contracts purchased and sold were $5,050.0 million and $500.0 million, respectively. The net premium paid by Equitable Life on these contracts was $22.5 million and is being amortized ratably over the contract periods ranging from 3 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's business related to derivatives is by its nature trading activities which are primarily for the purpose of customer accommodations. DLJ's derivative activities consist primarily of option writing and trading in forward and futures contracts. Derivative financial instruments have both on-and-off balance sheet implications depending on the nature of the contracts. DLJ's involvement in swap contracts is not significant.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1996 and 1995.

        Fair value for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        The estimated fair values for the Company's liabilities under GIC and association plan contracts are estimated using contractual cash flows discounted based on the T. Rowe Price GIC Index Rate for the appropriate duration. For durations in excess of the published index rate, the appropriate Treasury rate is used plus a spread equal to the longest duration GIC rate spread published.

        The estimated fair values for those group annuity contracts which are classified as universal life type contracts are measured at the estimated fair value of the underlying assets. The estimated fair values for single premium deferred annuities ("SPDA") are estimated using projected cash flows discounted at current offering rates. The estimated fair values for supplementary contracts not involving life contingencies ("SCNILC") and annuities certain are derived using discounted cash flows based upon the estimated current offering rate.

        Fair value for long-term debt is determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates their carrying value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6 and 7:

                                                                          DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              1996                               1995
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
        Consolidated Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........  $    3,133.0     $     3,394.6     $     3,638.3     $    3,973.6
        Other joint ventures...................         467.0             467.0             492.7            492.7
        Policy loans...........................       2,196.1           2,221.6           1,976.4          2,057.5
        Policyholders' account balances:
          Association plans....................          78.1              77.3             101.0            100.0
          Group annuity contracts..............       2,141.0           1,954.0           2,335.0          2,395.0
          SPDA.................................       1,062.7           1,065.7           1,265.8          1,272.0
          Annuities certain and SCNILC.........         654.9             736.2             646.4            716.7
        Long-term debt.........................       1,592.8           1,557.7           1,899.3          1,962.9

        Closed Block Financial Instruments:
        -----------------------------------
        Mortgage loans on real estate..........       1,380.7           1,425.6           1,368.8          1,461.4
        Other equity investments...............         105.0             105.0             151.6            151.6
        Policy loans...........................       1,765.9           1,798.0           1,797.2          1,891.4
        SCNILC liability.......................          30.6              34.9              34.8             39.6

        GIC Segment Financial Instruments:
        ----------------------------------
        Mortgage loans on real estate..........       1,111.1           1,220.3           1,485.8          1,666.1
        Fixed maturities.......................          42.5              42.5             107.4            107.4
        Other equity investments...............         300.5             300.5             455.9            455.9
        Guaranteed interest contracts..........         290.7             300.5             329.0            352.0
        Long-term debt.........................         102.1             102.2             135.1            136.0

13)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $244.9 million to affiliated real estate joint ventures; to provide equity financing to certain limited partnerships of $205.8 million at December 31, 1996, under existing loan or loan commitment agreements; and to provide short-term financing loans which at December 31, 1996 totaled $14.6 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        At December 31, 1996, the Insurance Group had $51.6 million of letters of credit outstanding.

14)     LITIGATION

        A number of lawsuits has been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, EVLICO and The Equitable of Colorado, Inc. ("EOC"), like other life and health insurers, from time to time are involved in such litigation. To date, no such lawsuit has resulted in an award or settlement of any material amount against the Company. Among litigations pending against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following eight paragraphs.

        An action entitled Golomb et al. v. The Equitable Life Assurance Society of the United States was filed on January 20, 1995 in New York County Supreme Court. The action purports to be brought on behalf of a class of persons insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life (the "policies"). The complaint alleges that premium increases for these policies after 1983, all of which were filed with and approved by the New York State Insurance Department and certain other state insurance departments, breached the terms of the policies, and that statements in the policies and elsewhere concerning premium increases constituted fraudulent concealment, misrepresentations in violation of New York Insurance Law
        Section 4226 and deceptive practices under New York General Business Law
        Section 349. The complaint seeks a declaratory judgment, injunctive relief restricting the methods by which Equitable Life increases premiums on the policies in the future, a refund of premiums, and punitive damages. Plaintiffs also have indicated that they will seek damages in an unspecified amount. Equitable Life moved to dismiss the complaint in its entirety on the grounds that it fails to state a claim and that uncontroverted documentary evidence establishes a complete defense to the claims. On May 29, 1996, the New York County Supreme Court entered a judgment dismissing the complaint with prejudice. Plaintiffs have filed a notice of appeal of that judgment.

        In January 1996, separate actions were filed in Pennsylvania and Texas state courts (entitled, respectively, Malvin et al. v. The Equitable Life Assurance Society of the United States and Bowler et al. v. The Equitable Life Assurance Society of the United States), making claims similar to those in the New York action described above. The Texas action also claims that Equitable Life misrepresented to Texas policyholders that the Texas Insurance Department had approved Equitable Life's rate increases. These actions are asserted on behalf of proposed classes of Pennsylvania issued or renewed policyholders and Texas issued or renewed policyholders, insured under the policies. The Pennsylvania and Texas actions seek compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on the common law and statutes of those states. On February 9, 1996, Equitable Life removed the Pennsylvania action, Malvin, to the United States District Court for the Middle District of Pennsylvania. Following the decision granting Equitable Life's motion to dismiss the New York action (Golomb), on the consent of the parties the District Court ordered an indefinite stay of all proceedings in the Pennsylvania action, pending either party's right to reinstate the proceeding, and ordered that for administrative purposes the case be deemed administratively closed. On February 2, 1996, Equitable Life removed the Texas action, Bowler, to the United States District Court for the Northern District of Texas. On May 20, 1996, the plaintiffs in Bowler amended their complaint by adding allegations of misrepresentation regarding premium increases on other types of guaranteed renewable major medical insurance policies issued by Equitable Life up to and including 1983. On July 1, 1996, Equitable Life filed a motion for summary judgment dismissing the first amended complaint in its entirety. In August, 1996, the court granted plaintiffs leave to file a supplemental complaint on behalf of a proposed class of Texas policyholders claiming unfair discrimination, breach of contract and other claims arising out of alleged differences between premiums charged to Texas policyholders and premiums charged to similarly situated policyholders in New York and certain other states. Plaintiffs seek refunds of alleged overcharges, exemplary or additional damages citing

        Texas statutory provisions which among other things, permit two times the amount of actual damage plus additional penalties if the acts complained of are found to be knowingly committed, and injunctive relief. Equitable Life has also filed a motion for summary judgment dismissing the supplemental complaint in its entirety. Plaintiffs also obtained permission to add another plaintiff to the first amended and supplemental complaints. Plaintiffs have opposed both motions for summary judgment and requested that certain issues be found in their favor. Equitable Life is in the process of replying.

        On May 22, 1996, a separate action entitled Bachman v. The Equitable Life Assurance Society of the United States, was filed in Florida state court making claims similar to those in the previously reported Golomb action. The Florida action is asserted on behalf of a proposed class of Florida issued or renewed policyholders insured after 1983 under Lifetime Guaranteed Renewable Major Medical Insurance Policies issued by Equitable Life. The Florida action seeks compensatory and punitive damages and injunctive relief restricting the methods by which Equitable Life increases premiums in the future based on various common law claims. On June 20, 1996, Equitable Life removed the Florida action to Federal court. Equitable Life has answered the complaint, denying the material allegations and asserting certain affirmative defenses. On December 6, 1996, Equitable Life filed a motion for summary judgment and plaintiff is expected to file its response to that motion shortly.

        On November 6, 1996, a proposed class action entitled  Fletcher,  et al.
        v. The Equitable Life Assurance Society of the United States, was filed in California Superior Court for Fresno County, making substantially the same allegations concerning premium rates and premium rate increases on guaranteed renewable policies made in the Bowler action. The complaint alleges, among other things, that differentials between rates charged California policyholders and policyholders in New York and certain other states, and the methods used by Equitable Life to calculate premium increases, breached the terms of its policies, that Equitable Life misrepresented and concealed the facts pertaining to such differentials and methods in violation of California law, and that Equitable Life also misrepresented that its rate increases were approved by the California Insurance Department. Plaintiffs seek compensatory damages in an unspecified amount, rescission, injunctive relief and attorneys' fees. Equitable Life removed the action to Federal court; plaintiff has moved to remand the case to state court. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Golomb, Malvin, Bowler, Bachman and Fletcher litigations should not have a material adverse effect on the financial position of the Company. Due to the early stage of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not such litigations will have a material adverse effect on the Company's results of operations in any particular period.

        An action was instituted on April 6, 1995 against Equitable Life and its wholly owned subsidiary, EOC, in New York state court, entitled Sidney
        C. Cole et al. v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, Inc., No. 95/108611 (N. Y. County). The action is brought by the holders of a joint survivorship whole life policy issued by EOC. The action purports to be on behalf of a class consisting of all persons who from January 1, 1984 purchased life insurance policies sold by Equitable Life and EOC based upon their allegedly uniform sales presentations and policy illustrations. The complaint puts in issue various alleged sales practices that plaintiffs assert, among other things, misrepresented the stated number of years that the annual premium would need to be paid. Plaintiffs seek damages in an unspecified amount, imposition of a constructive trust, and seek to enjoin Equitable Life and EOC from engaging in the challenged sales practices. On June 28, 1996, the court issued a decision and order dismissing with prejudice plaintiff's causes of action for fraud, constructive fraud, breach of fiduciary duty, negligence, and unjust enrichment, and dismissing without prejudice plaintiff's cause of action under the New York State consumer protection statute. The only remaining causes of action are for breach of contract and negligent misrepresentation. Plaintiffs made a motion for reargument with respect to this order, which was submitted to the court in October 1996. This motion was denied by the court on December 16, 1996.

        On May 21, 1996, an action entitled Elton F. Duncan, III v. The Equitable Life Assurance Society of the United States, was commenced against Equitable Life in the Civil District Court for the Parish of Orleans, State of Louisiana. The action is brought by an individual who purchased a whole life policy. Plaintiff alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff purports to represent a class consisting of all persons who purchased whole life or universal life insurance policies from Equitable Life from January 1, 1982 to the present. Plaintiff seeks damages, including punitive damages, in an unspecified amount. On July 26, 1996, an action entitled Michael Bradley v. Equitable Variable Life Insurance Company, was commenced in New York state court. The action is brought by the holder of a variable life insurance policy issued by EVLICO. The plaintiff purports to represent a class consisting of all persons or entities who purchased one or more life insurance policies issued by EVLICO from January 1, 1980. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the extent to which the policy was a proper replacement policy and the number of years that the annual premium would need to be paid. Plaintiff seeks damages, including punitive damages, in an unspecified amount and also seeks injunctive relief prohibiting EVLICO from canceling policies for failure to make premium payments beyond the alleged stated number of years that the annual premium would need to be paid. On September 21, 1996 Equitable Life, EVLICO and EOC made a motion to have this proceeding moved from Kings County Supreme Court to New York County for joint trial or consolidation with the Cole action. The motion was denied by the court on January 9, 1997. On January 10, 1997, plaintiffs moved for certification of a nationwide class consisting of all persons or entities who were sold one or more life insurance products on a "vanishing premium" basis and/or were allegedly induced to purchase additional policies from EVLICO, using the cash value accumulated in existing policies, from January 1, 1980 through and including December 31, 1996. Plaintiffs further moved to have Michael Bradley designated as the class representative. Discovery regarding class certification is underway.

        On December 12, 1996, an action entitled Robert E. Dillon v. The Equitable Life Assurance Society of the United States and The Equitable of Colorado, was commenced in the United States District Court for the Southern District of Florida. The action is brought by an individual who purchased a joint whole life policy from EOC. The complaint puts at issue various alleged sales practices and alleges misrepresentations concerning the alleged impropriety of replacement policies issued by Equitable Life and EOC and alleged misrepresentations regarding the number of years premiums would have to be paid on the defendants' policies. Plaintiff brings claims for breach of contract, fraud, negligent misrepresentation, money had and received, unjust enrichment and imposition of a constructive trust. Plaintiff purports to represent two classes of persons. The first is a "contract class," consisting of all persons who purchased whole or universal life insurance policies from Equitable Life and EOC and from whom Equitable Life and EOC have sought additional payments beyond the number of years allegedly promised by Equitable Life and EOC. The second is a "fraud class," consisting of all persons with an interest in policies issued by Equitable Life and EOC at any time since October 1, 1986. Plaintiff seeks damages in an unspecified amount, and also seeks injunctive relief attaching Equitable Life's and EOC's profits from their alleged sales practices. Equitable Life's and EOC's time to answer or move with respect to the complaint has been extended until February 24, 1997. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the Cole, Duncan, Bradley and Dillon litigations should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigations, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        On January 3, 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, No. 94-2036 in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO since September 30, 1991. The basic allegation of the amended complaint is that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. The court denied Equitable Life and EVLICO's motion to dismiss the amended complaint on September 24, 1996. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. Currently, the parties are conducting discovery in connection with plaintiffs' attempt to certify a class. On January 9, 1997, an action entitled Rosemarie Chaviano, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, was filed in Massachusetts state court making claims similar to those in the Franze action and alleging violations of the Massachusetts securities laws. The plaintiff purports to represent all persons in Massachusetts who purchased variable life insurance contracts from Equitable Life and EVLICO from January 9, 1993 to the present. The Massachusetts action seeks rescission of the contracts or compensatory damages, attorneys' fees, expenses and injunctive relief. Although the outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the litigations discussed in this paragraph should not have a material adverse effect on the financial position of the Company. Due to the early stages of such litigation, the Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

        Equitable Life recently responded to a subpoena from the U.S. Department of Labor ("DOL") requesting copies of any third-party appraisals in Equitable Life's possession relating to the ten largest properties (by value) in the Prime Property Fund ("PPF"). PPF is an open-end, commingled real estate separate account of Equitable Life for pension clients. Equitable Life serves as investment manager in PPF and has retained EREIM as advisor. In early 1995, the DOL commenced a national investigation of commingled real estate funds with pension investors, including PPF. The investigation now appears to be focused principally on appraisal and valuation procedures in respect of fund properties. The most recent request from the DOL seems to reflect, at least in part, an interest in the relationship between the valuations for those properties reflected in appraisals prepared for local property tax proceedings and the valuations used by PPF for other purposes. At no time has the DOL made any specific allegation that Equitable Life or EREIM has acted improperly and Equitable Life and EREIM believe that any such allegation would be without foundation. While the outcome of this investigation cannot be predicted with certainty, in the opinion of management, the ultimate resolution of this matter should not have a material adverse effect on the Company's consolidated financial position or results of operations in any particular period.

        Equitable Casualty Insurance Company ("Casualty"), an indirect wholly owned subsidiary of Equitable Life, is party to an arbitration proceeding that commenced in August 1995. The proceeding relates to a dispute among Casualty, Houston General Insurance Company ("Houston
        General") and GEICO General Insurance Company ("GEICO General") regarding the interpretation of a reinsurance agreement. The arbitration panel issued a final award in favor of Casualty and GEICO General on June 17, 1996. Casualty and GEICO General moved in the pending Texas state court action, with Houston General's consent, for an order confirming the arbitration award and entering judgment dismissing the action. The motion was granted on January 29, 1997. The parties have also stipulated to the dismissal without prejudice of a related Texas Federal court action brought by Houston General against GEICO General and Equitable Life. In connection with confirmation of the arbitration award, Houston General paid to Casualty approximately $839,600 in settlement of certain reimbursement claims by Casualty against Houston General.

        On July 25, 1995, a Consolidated and Supplemental Class Action Complaint ("Complaint") was filed against the Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The Complaint, which seeks certification of a plaintiff class of persons who purchased or owned Class A, B or C shares of the Fund from March 27, 1992 through December 23, 1994, seeks an unspecified amount of damages, costs, attorneys' fees and punitive damages. The principal allegations of the Complaint are that the Fund purchased debt securities issued by the Mexican and Argentine governments in amounts that were not permitted by the Fund's investment objective, and that there was no shareholder vote to change the investment objective to permit purchases in such amounts. The Complaint further alleges that the decline in the value of the Mexican and Argentine securities held by the Fund caused the Fund's net asset value to decline to the detriment of the Fund's shareholders. On September 26, 1996, the United States District Court for the Southern District of New York granted the defendants' motion to dismiss all counts of the complaint. On October 11, 1996, plaintiffs filed a motion for reconsideration of the court's decision granting defendants' motion to dismiss the Complaint. On November 25, 1996, the court denied plaintiffs' motion for reconsideration. On October 29, 1996, plaintiffs filed a motion for leave to file an amended complaint. The principal allegations of the proposed amended complaint are that the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and that two advertisements used by the Fund misrepresented the risks of investing in the Fund. Plaintiffs also reiterated allegations in the Complaint that the Fund failed to hedge against the risks of investing in foreign securities despite representations that it would do so. Alliance believes that the allegations in the Complaint are without merit and intends to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        On January 26, 1996, a purported purchaser of certain notes and warrants to purchase shares of common stock of Rickel Home Centers, Inc. ("Rickel") filed a class action complaint against Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") and certain other defendants for unspecified compensatory and punitive damages in the United States District Court for the Southern District of New York. The suit was brought on behalf of the purchasers of 126,457 units consisting of $126,457,000 aggregate principal amount of 13 1/2% senior notes due 2001 and 126,457 warrants to purchase shares of common stock of Rickel issued by Rickel in October 1994. The complaint alleges violations of Federal securities laws and common law fraud against DLJSC, as the underwriter of the units and as an owner of 7.3% of the common stock of Rickel, Eos Partners, L.P., and General Electric Capital Corporation, each as owners of 44.2% of the common stock of Rickel, and members of the Board of Directors of Rickel, including a DLJSC Managing Director. The complaint seeks to hold DLJSC liable for alleged misstatements and omissions contained in the prospectus and registration statement filed in connection with the offering of the units, alleging that the defendants knew of financial losses and a decline in value of Rickel in the months prior to the offering and did not disclose such information. The complaint also alleges that Rickel failed to pay its semi-annual interest payment due on the units on December 15, 1995 and that Rickel filed a voluntary petition for reorganization pursuant to Chapter 11 of the United States Bankruptcy Code on January 10, 1996. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe the outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In October 1995, DLJSC was named as a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550.0 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC") canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The named plaintiff in the State Court action also filed an adversary proceeding in the Bankruptcy Court for the Northern District of Texas seeking a declaratory judgment that the confirmed NGC plan of reorganization does not bar the class action claims. Subsequent to the consummation of NGC's plan of reorganization, NGC's shares traded for values substantially in excess of, and in 1995 NGC was acquired for a value substantially in excess of, the values upon which NGC's plan of reorganization was based. The two actions arise out of DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 reorganization proceedings. The class action complaint alleges that the plan of reorganization submitted by NGC was based upon projections by NGC and DLJSC which intentionally understated forecasts, and provided misleading and incorrect information in order to hide NGC's true value and that defendants breached their fiduciary duties by, among other things, providing false, misleading or incomplete information to deliberately understate the value of NGC. The class action complaint seeks compensatory and punitive damages purportedly sustained by the class. The Texas State Court action, which had been removed to the Bankruptcy Court, has been remanded back to the state court, which remand is being opposed by DLJSC. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaint. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of such litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In November and December 1995, DLJSC, along with various other parties, was named as a defendant in a number of purported class actions filed in the U.S. District Court for the Eastern District of Louisiana. The complaints allege violations of the Federal securities laws arising out of a public offering in 1994 of $435.0 million of first mortgage notes of Harrah's Jazz Company and Harrah's Jazz Finance Corp. The complaints seek to hold DLJSC liable for various alleged misstatements and omissions contained in the prospectus dated November 9, 1994. DLJSC intends to defend itself vigorously against all of the allegations contained in the complaints. Although there can be no assurance, DLJ does not believe that the ultimate outcome of this litigation will have a material adverse effect on its financial condition. Due to the early stage of this litigation, based upon the information currently available to it, DLJ's management cannot make an estimate of loss, if any, or predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        In addition to the matters described above, Equitable Life and its subsidiaries and DLJ and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

15)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1997 and the succeeding four years are $113.7 million, $110.6 million, $100.3 million, $72.3 million, $59.3 million and $427.3 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1997 and the succeeding four years are $9.8 million, $6.0 million, $4.5 million, $2.4 million, $.8 million and $.1 million thereafter.

        At December 31, 1996, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1997 and the succeeding four years are $263.0 million, $242.1 million, $219.8 million, $194.3 million, $174.6 million and $847.1 million thereafter.

16)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Compensation costs.................................  $       647.3       $      595.9       $      687.5
        Commissions........................................          329.5              314.3              313.0
        Short-term debt interest expense...................            8.0               11.4               19.0
        Long-term debt interest expense....................          137.3              108.1               98.3
        Amortization of policy acquisition costs...........          405.2              317.8              313.4
        Capitalization of policy acquisition costs.........         (391.9)            (391.0)            (410.9)
        Rent expense, net of sub-lease income..............          113.7              109.3              116.0
        Other..............................................          798.9              710.0              721.4
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,048.0       $    1,775.8       $    1,857.7
                                                            =================   ================   =================

        During 1996, 1995 and 1994, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $24.4 million, $32.0 million and $20.4 million, respectively. The amounts paid during 1996, associated with cost reduction programs, totaled $17.7 million. At December 31, 1996, the liabilities associated with cost reduction programs amounted to $44.5 million. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. The 1995 cost reduction program included relocation expenses, including the accelerated amortization of building improvements associated with the relocation of the home office. The 1994 cost reduction program included costs associated with the termination of operating leases and employee severance benefits in connection with the consolidation of 16 insurance agencies. Amortization of DAC included $145.0 million writeoff of DAC related to DI contracts in the fourth quarter of 1996.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financia1 condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1996, 1995 and 1994, statutory net
        (loss) earnings totaled $(351.1) million, $(352.4) million and $67.5 million, respectively. No amounts are expected to be available for dividends from Equitable Life to the Holding Company in 1997.

        At December 31, 1996, the Insurance Group, in accordance with various government and state regulations, had $21.9 million of securities deposited with such government or state agencies.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations. The following reconciles the Company's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the Department with net earnings and equity on a GAAP basis.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and capital stock..  $        56.0       $       78.1       $      292.4
        Change in asset valuation reserves.................          (48.4)             365.7             (285.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................            7.6              443.8                7.2
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................         (298.5)             (66.0)              (5.3)
          DAC..............................................          (13.3)              73.2               97.5
          Deferred Federal income taxes....................          108.0             (158.1)             (58.7)
          Valuation of investments.........................          289.8              189.1               45.2
          Valuation of investment subsidiary...............         (117.7)            (188.6)             396.6
          Limited risk reinsurance.........................           92.5              416.9               74.9
          Contribution from the Holding Company............            -                  -               (300.0)
          Issuance of surplus notes........................            -               (538.9)               -
          Postretirement benefits..........................           28.9              (26.7)              17.1
          Other, net.......................................           12.4              115.1              (44.0)
          GAAP adjustments of Closed Block.................           (9.8)              15.7               (9.5)
          GAAP adjustments of discontinued GIC
            Segment........................................          (89.6)              37.3               42.8
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $        10.3       $      312.8       $      263.8
                                                            =================   ================   =================

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Statutory surplus and capital stock................  $     2,258.9       $    2,202.9       $    2,124.8
        Asset valuation reserves...........................        1,297.5            1,345.9              980.2
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        3,556.4            3,548.8            3,105.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,305.0)          (1,006.5)            (940.5)
          DAC..............................................        3,104.9            3,075.8            3,219.4
          Deferred Federal income taxes....................         (306.1)            (452.0)             (29.4)
          Valuation of investments.........................          286.8              417.7             (794.1)
          Valuation of investment subsidiary...............         (782.8)            (665.1)            (476.5)
          Limited risk reinsurance.........................         (336.5)            (429.0)            (845.9)
          Issuance of surplus notes........................         (539.0)            (538.9)               -
          Postretirement benefits..........................         (314.4)            (343.3)            (316.6)
          Other, net.......................................          126.3                4.4              (79.2)
          GAAP adjustments of Closed Block.................          783.7              830.8              740.4
          GAAP adjustments of discontinued GIC
            Segment........................................         (190.3)            (184.6)            (221.9)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     4,084.0       $    4,258.1       $    3,360.7
                                                            =================   ================   =================

18)     BUSINESS SEGMENT INFORMATION

        The Company has two major business segments: Insurance Operations and Investment Services. Interest expense related to debt not specific to either business segment is presented as Corporate interest expense. Information for all periods is presented on a comparable basis.

        The Insurance Operations segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups and administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment provides investment fund management, primarily to institutional clients. This segment includes the Company's equity interest in DLJ and Separate Accounts which provide various investment options for group clients through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $127.5 million, $124.1 million and $135.3 million for 1996, 1995 and 1994, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to the discontinued GIC Segment of $15.7 million, $14.7 million and $27.4 million for 1996, 1995 and 1994, respectively, are eliminated in consolidation.

                                                                  1996               1995                1994
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Revenues
        Insurance operations...............................  $     3,742.9       $    3,614.6       $    3,507.4
        Investment services................................        1,126.1              949.1              935.2
        Consolidation/elimination..........................          (24.5)             (34.9)             (27.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     4,844.5       $    4,528.8       $    4,415.4
                                                            =================   ================   =================
        Earnings (loss) from continuing  operations
          before Federal income taxes, minority interest
          and cumulative effect of accounting change
        Insurance operations...............................  $       (36.6)      $      303.1       $      327.5
        Investment services................................          311.9              224.0              227.9
        Consolidation/elimination..........................             .2               (3.1)                .3
                                                            -----------------   ----------------   -----------------
              Subtotal.....................................          275.5              524.0              555.7
        Corporate interest expense.........................          (66.9)             (27.9)            (114.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       208.6       $      496.1       $      441.5
                                                            =================   ================   =================

                                                   DECEMBER 31,
                                        ------------------------------------
                                             1996                1995
                                        ----------------   -----------------
                                                   (IN MILLIONS)

        Assets
        Insurance operations...........  $    60,464.9      $    56,720.5
        Investment services............       13,542.5           12,842.9
        Consolidation/elimination......         (399.6)            (354.4)
                                        ----------------   -----------------
        Total..........................  $    73,607.8      $    69,209.0
                                        ================   =================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1996 and 1995, are summarized below:

                                                                      THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                        (IN MILLIONS)
        1996
        ----
        Total Revenues................  $     1,169.7      $     1,193.6       $    1,193.6         $    1,287.6
                                       =================  =================   ==================   ==================
        Earnings (Loss) from
          Continuing Operations
          before Cumulative Effect
          of Accounting Change........  $        94.8      $        87.1       $       93.2         $     (157.9)
                                       =================  =================   ==================   ==================
        Net Earnings (Loss)...........  $        71.7      $        87.1       $       93.2         $     (241.7)
                                       =================  =================   ==================   ==================
        1995
        ----
        Total Revenues................  $     1,079.1      $     1,164.0       $    1,138.8         $    1,146.9
                                       =================  =================   ==================   ==================
        Net Earnings..................  $        66.3      $       101.7       $      100.2         $       44.6
                                       =================  =================   ==================   ==================

        The quarterly results of operations for 1996 and 1995 have been restated to reflect the Company's accounting change adopted in the fourth quarter of 1996 for long-duration participating life contracts in accordance with the provisions prescribed by SFAS No. 120. Net earnings for the three months ended December 31, 1996 includes a charge of $339.3 million related to writeoffs of DAC on DI contracts of $94.3 million, reserve strengthening on DI business of $113.7 million, pension par of $47.5 million and the discontinued GIC Segment of $83.8 million.

20)     INVESTMENT IN DLJ

        On December 15, 1993, the Company sold a 61% interest in DLJ to the Holding Company for $800.0 million in cash and securities. The excess of the proceeds over the book value in DLJ at the date of sale of $340.2 million has been reflected as a capital contribution. In 1995, DLJ completed the initial public offering ("IPO") of 10.58 million shares of its common stock, which included 7.28 million of the Holding Company's shares in DLJ, priced at $27 per share. Concurrent with the IPO, the Company contributed equity securities to DLJ having a market value of $21.2 million. Upon completion of the IPO, the Company's ownership percentage was reduced to 36.1%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Assets:
        Trading account securities, at market value............................  $   15,728.1       $   10,821.3
        Securities purchased under resale agreements...........................      20,598.7           18,748.2
        Broker-dealer related receivables......................................      16,525.9           13,023.7
        Other assets...........................................................       2,651.0            1,983.3
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        Liabilities:
        Securities sold under repurchase agreements............................  $   29,378.3       $   26,744.8
        Broker-dealer related payables.........................................      19,409.7           12,915.5
        Short-term and long-term debt..........................................       2,704.5            1,742.0
        Other liabilities......................................................       2,164.0            1,750.5
                                                                                ----------------   -----------------
        Total liabilities......................................................      53,656.5           43,152.8
        Cumulative exchangeable preferred stock................................           -                225.0
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0                -
        Total shareholders' equity.............................................       1,647.2            1,198.7
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   55,503.7       $   44,576.5
                                                                                ================   =================
        DLJ's equity as reported...............................................  $    1,647.2       $    1,198.7
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.9               40.5
        The Holding Company's equity ownership in DLJ..........................        (590.2)            (499.0)
        Minority interest in DLJ...............................................        (588.6)            (324.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      492.3       $      415.9
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1996                1995
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Commission, fees and other income......................................  $    1,818.2       $    1,325.9
        Net investment income..................................................       1,074.2              904.1
        Dealer, trading and investment gains, net..............................         598.4              528.6
                                                                                ----------------   -----------------
        Total revenues.........................................................       3,490.8            2,758.6
        Total expenses including income taxes..................................       3,199.5            2,579.5
                                                                                ----------------   -----------------
        Net earnings...........................................................         291.3              179.1
        Dividends on preferred stock...........................................          18.7               19.9
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      272.6       $      159.2
                                                                                ================   =================
        DLJ's earnings applicable to common shares as reported.................  $      272.6       $      159.2
        Amortization of cost in excess of net assets acquired in 1985..........          (3.1)              (3.9)
        The Holding Company's equity in DLJ's earnings.........................        (107.8)             (90.4)
        Minority interest in DLJ...............................................         (73.4)              (6.5)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $       88.3       $       58.4
                                                                                ================   =================

21)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB Opinion No. 25. Had compensation expense of the Company's stock option incentive plans for options granted after December 31, 1994 been determined based on the estimated fair value at the grant dates for awards under those plans, the Company's pro forma net earnings for 1996 and 1995 would have been as follows:

                                    1996              1995
                               ---------------   ---------------
                                        (IN MILLIONS)
        Net Earnings
          As Reported.........  $       10.3      $     312.8
          Pro Forma...........  $        3.2      $     311.3

        The fair value of options and units granted after December 31, 1994, used as a basis for the above pro forma disclosures, was estimated as of the date of grants using Black-Scholes option pricing models. The option and unit pricing assumptions for 1996 and 1995 are as follows:

                                      HOLDING COMPANY                    DLJ                        ALLIANCE
                                  -------------------------   --------------------------  -----------------------------
                                     1996          1995          1996          1995           1996            1995
                                  -----------   -----------   -----------   ------------  -------------   -------------
        Dividend yield...........     0.80%         0.96%         1.54%         1.85%         8.0%            8.0%
        Expected volatility......    20.00%        20.00%        25.00%        25.00%        23.00%          23.00%
        Risk-free interest rate..     5.92%         6.83%         6.07%         5.86%         5.80%           6.00%

        Expected Life............  5 YEARS       5 years       5 YEARS        5 years      7.43 YEARS      7.43 years
        Weighted fair value
          per option granted.....    $6.94         $5.90         $9.35          -            $2.69           $2.24

        A summary of the Holding Company and DLJ stock option plans and Alliance's Unit option plans are as follows:

                                          HOLDING COMPANY                       DLJ                           ALLIANCE
                                    -----------------------------   -----------------------------   -----------------------------
                                                      Options                         Options                         Options
                                                    Outstanding                     Outstanding                     Outstanding
                                                      Weighted                        Weighted                        Weighted
                                                      Average                         Average                         Average
                                      Shares         Exercise          Shares        Exercise           Units         Exercise
                                    (In Millions)      Price        (In Millions)     Price         (In Millions)      Price
                                    -------------   -------------   -------------   -------------   -------------   -------------
        Balance as of
          January 1, 1994........         6.1                             -                               3.2
          Granted................          .7                             -                               1.2
          Exercised..............         -                               -                               (.5)
          Forfeited..............         -                               -                               (.1)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1994......         6.8                             -                               3.8
          Granted................          .4                             9.2                             1.8
          Exercised..............         (.1)                            -                               (.5)
          Expired................         (.1)                            -                               -
          Forfeited..............         (.3)                            -                               (.3)
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1995......         6.7           $20.27            9.2          $27.00             4.8           $17.72
          Granted................          .7           $24.94            2.1          $32.54              .7           $25.12
          Exercised..............         (.1)          $19.91            -              -                (.4)          $13.64
          Expired................         (.6)          $20.21            -              -                -               -
          Forfeited..............         -               -               (.2)         $27.00             (.1)          $19.32
                                    -------------                   -------------                   -------------
        Balance as of
          December 31, 1996......         6.7           $20.79           11.1          $28.06             5.0           $19.07
                                    =============   =============   =============   =============   =============   =============

        Information with respect to stock and unit options outstanding and exercisable at December 31, 1996 is as follows:

                                      Options Outstanding                                          Options Exercisable
        -------------------------------------------------------------------------------    --------------------------------------
                                                       Weighted
                                                        Average           Weighted                                 Weighted
              Range of               Number            Remaining           Average               Number             Average
              Exercise            Outstanding         Contractual         Exercise            Exercisable           Exercise
               Prices            (In Millions)        Life (Years)          Price            (In Millions)           Price
        ---------------------   -----------------   ---------------   -----------------    -------------------   ----------------
               Holding
               Company
        ---------------------
        $18.125-$27.75                 6.7                 7.00             $20.79                3.4                $20.18
                                =================   ===============   =================    ===================   ================

                 DLJ
        ---------------------
        $27.00-$33.50                 11.1                 9.00             $28.06                -                    -
                                =================   ===============   =================    ===================   ================

              Alliance
        ---------------------
        $ 6.0625-$15.9375              1.3                 4.76             $12.97                1.2                $12.58
        $16.3125-$19.75                1.1                 8.19             $19.13                 .2                $18.69
        $19.875 -$19.875               1.0                 7.36             $19.88                 .4                $19.88
        $20.75  -$24.375                .9                 8.46             $22.05                 .3                $21.84
        $24.375 -$25.125                .7                 9.96             $25.13                -                    -
                                -----------------                                          -------------------
        $ 6.0625-$25.125               5.0                 7.43             $19.07                2.1                $15.84
                                =================   ===============   =================    ===================   ================

22)     SUBSEQUENT EVENTS (UNAUDITED)

        On June 10, 1997, Equitable Life sold EREIM (other than EQ Services, Inc. and its interest in Column Financial, Inc.) to Lend Lease
        Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note maturing in eight years and bearing interest at the rate of 7.4%, subject to certain adjustments. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements pursuant to which EREIM will continue to provide to Equitable Life's General Account and Separate Accounts substantially the same services, for substantially the same fees, as provided prior to the sale.

        The businesses sold reported combined revenues of $226.1 million and combined net earnings of $30.7 million in 1996. Total combined assets and liabilities as reported at December 31, 1996 were $171.8 million and $130.1 million, respectively.

        On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for the six months ended June 30, 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million.

                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
              INCOME MANAGER(R) ROLLOVER IRA AND CHOICE INCOME PLAN STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997

This supplement dated December 31, 1997, updates certain information in the Rollover IRA and Choice Income Plan statement of additional information (SAI) dated May 1, 1997, of The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). You should read this supplement in conjunction with the SAI. You should keep the supplement and the SAI for future reference. If you have previously received, but do not presently have, a copy of the SAI, you may obtain an additional copy from us, free of charge, if you write to Equitable Life, Income Management Group, P.O. Box 1547, Secaucus, NJ 07096-1547, call
(800) 789-7771 or if you mail in the SAI request form located at the end of the supplement dated December 31, 1997 to the Income Manager Rollover IRA and Choice Income Plan prospectus.

ON PAGE 1, REPLACE THE INVESTMENT FUNDS CHART WITH THE FOLLOWING CHART:

--------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth
 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index
 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------

ON PAGE 2 THE "PART 1 - MINIMUM DISTRIBUTION WITHDRAWALS" SECTION IS APPLICABLE ONLY FOR TRADITIONAL IRAS.

--------------------------------------------------------------------------------
        Copyright 1997 The Equitable Life Assurance Society of the United States, New York, New York 10104. All rights reserved. Income Manager is a registered service mark of The Equitable Life Assurance Society of the United
                                     States.

                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
                         INCOME MANAGER(R) ACCUMULATOR(SM)
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997


This supplement dated December 31, 1997, updates certain information in the Accumulator statement of additional information (SAI) dated May 1, 1997, of The Equitable Life Assurance Society of the United States (EQUITABLE LIFE). You should read this supplement in conjunction with the SAI. You should keep the supplement and the SAI for future reference. If you have previously received, but do not presently have, a copy of the SAI, you may obtain an additional copy from us, free of charge, if you write to Equitable Life, Income Management Group, P.O. Box 1547, Secaucus, NJ 07096-1547, call (800) 789-7771 or if you mail in the SAI request form located at the end of the supplement dated December 31, 1997 to the Income Manager Accumulator prospectus.


ON PAGE 1, REPLACE THE INVESTMENT FUNDS CHART WITH THE FOLLOWING CHART:

--------------------------------------------------------------------------------------------------------------
                                                 EQUITY SERIES
--------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY                    INTERNATIONAL EQUITY                AGGRESSIVE EQUITY
 Alliance Common Stock               Alliance Global                     Alliance Aggressive Stock
 Alliance Growth & Income            Alliance International              Alliance Small Cap Growth
 BT Equity 500 Index                 BT International Equity Index       BT Small Company Index
 EQ/Putnam Growth & Income Value     Morgan Stanley Emerging Markets     MFS Emerging Growth Companies
 MFS Research                            Equity                          Warburg Pincus Small Company
 Merrill Lynch Basic Value Equity    T. Rowe Price International             Value
 T. Rowe Price Equity Income             Stock
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
     ASSET ALLOCATION SERIES                                  FIXED INCOME SERIES
--------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   AGGRESSIVE FIXED INCOME             DOMESTIC FIXED INCOME
 Alliance Growth Investors           Alliance High Yield                 Alliance Intermediate Government
 EQ/Putnam Balanced                                                          Securities
 Merrill Lynch World Strategy                                            Alliance Money Market
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Copyright 1997 The Equitable Life Assurance Society of the United States, New
   York, New York 10104. All rights reserved. Income Manager is a registered service mark and Accumulator is a service mark of The Equitable Life Assurance
                         Society of the United States.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.


         The Equitable Life Assurance Society of the United States:


            - Report of Independent Accountants - Price Waterhouse;
            - Consolidated Balance Sheets as of December 31, 1996 and
              1995;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 1996, 1995 and 1994;
            - Consolidated Statements of Equity for Years Ended
              December 31, 1996, 1995 and 1994;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 1996, 1995 and 1994; and
            - Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-83750 on September 6, 1994.

         2. Not applicable.

         3. (a) Form of Distribution Agreement among Equitable
                Distributors, Inc., Separate Account No. 45 and Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

            (b) Form of Sales Agreement among Equitable
                Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

            (c) Form of The Hudson River Trust Sales Agreement by
                and among Equico Securities, Inc., The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and Separate Account No. 45 of The Equitable Life Assurance Society of the United

                States, previously filed with this Registration
                Statement No. 33-83750 on January 17, 1995.

         4. (a) Form of group annuity contract no. 1050-94IC, previously filed with this Registration Statement No. 33-83750 on September 6, 1994.

            (b) Forms of group annuity certificate nos. 94ICA and
                94ICB, previously filed with this Registration
                Statement No. 33-83750 on September 6, 1994.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and
                94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously filed with this Registration Statement No. 33-83750 on September 6, 1994.

            (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ),
                previously filed with this Registration Statement
                No. 33-83750 on February 3, 1995.

            (e) Form of endorsement no. 95ENLCAI to contract no.
                1050-94IC and data pages no. 94ICA/BLCA, previously filed with this Registration Statement No. 33-83750 on April 10, 1995.

            (f) Forms of data pages for Rollover IRA, IRA Assured
                Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

            (g) Forms of data pages for Rollover IRA, IRA Assured
                Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

            (h) Form of Guaranteed Minimum Income Benefit
                Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on
                April 23, 1996.

            (i) Form of data pages for Accumulator and Rollover
                IRA, previously filed with this Registration
                Statement No. 33-83750 on October 15, 1996.


            (j) Forms of data pages for Accumulator and Rollover
                IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

            (k) Forms of data pages for Accumulator and Rollover IRA.

            (l) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract.

         5. (a) Forms of application used with the IRA, NQ and Fixed Annuity Markets, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

            (b) Forms of Enrollment Form/Application for Rollover
                IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.


            (c) Forms of Enrollment Form/Application for Accumulator and
                Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

            (d) Forms of Enrollment Form/Application for Accumulator and
                Rollover IRA.


         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 33-83750 on March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996,
                previously filed with this Registration Statement
                No. 33-83750 on March 6, 1997.

         7. Not applicable.

         8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953).


         9. Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.


        10. (a) Consent of Price Waterhouse LLP.

            (b)(1) Powers of Attorney, previously filed with this
                   Registration Statement No. 33-83750 on, March 6,
                   1997.


            (b)(2) Power of Attorney for Didier Pineau-Valencienne, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

            (b)(3) Power of Attorney for Edward D. Miller, incorporated herein by reference to Exhibit 10(b)(3) to Form N-4 Registration Statement No. 333-31131.


        11. Not applicable.

        12. Not applicable.
        13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period for the INCOME MANAGER, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

            (b) Formulae for Determining Cumulative and Annualized
                Rates of Return for the INCOME MANAGER, previously filed with this Registration Statement No. 33-83750 on February 3, 1995.

            (c) Formulae for Determining Standardized Performance
                Value and Annualized Average Performance Ratio for INCOME MANAGER Certificates, previously filed with this Registration Statement No. 33-83750 on
                February 3, 1995.


        27. Financial Data Schedule, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                      POSITIONS AND
NAME AND PRINCIPAL                    OFFICES WITH
BUSINESS ADDRESS                      EQUITABLE
----------------                      ---------
DIRECTORS

Claude Bebear                         Director
AXA - UAP
23, Avenue Matignon
75008 Paris, France

Christopher J. Brocksom               Director
AXA Equity & Law
Elbury 9
Weedon Lane
Buckinghamshire HP 6505
England

Francoise Colloc'h                    Director
AXA - UAP
23, Avenue Matignon
75008 Paris, France

Henri de Castries                     Director
AXA - UAP
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                      Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

William T. Esrey                      Director
Sprint Corporation
P.O. Box 11315
Kansas City, MO 64112

Jean-Rene Fourtou                     Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                     Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                      POSITIONS AND
NAME AND PRINCIPAL                    OFFICES WITH
BUSINESS ADDRESS                      EQUITABLE
----------------                      ---------

Donald J. Greene                      Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                       Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell, Jr.                Director
SBC Warburg Dillion, Read Inc.
535 Madison Avenue
New York, NY 10028

Mary R. (Nina) Henderson              Director
CPC Specialty Markets Group
CPC International Plaza
P.O. Box 8000
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                      Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

G. Donald Johnston, Jr.               Director
184-400 Ocean Road
John's Island
Vero Beach, FL 32963




George T. Lowy                        Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                      POSITIONS AND
NAME AND PRINCIPAL                    OFFICES WITH
BUSINESS ADDRESS                      EQUITABLE
----------------                      ---------

Didier Pineau-Valencienne             Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                  Director
P.O. Box 397
Newton, NJ 07860

Dave H. Williams                      Director
Alliance Capital Management
  Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS


*Edward D. Miller                     President, Chief Executive Officer and
                                      Director


*William T. McCaffrey                 Senior Executive Vice President,
                                      Chief Operating Officer and Director


*Joseph J. Melone                     Chairman of the Board and Director


OTHER OFFICERS


A. Frank Beaz                         Senior Vice President
660 Newport Center Drive
Suite 1200
Newport Beach, CA 92660


*Leon Billis                          Senior Vice President

*Harvey Blitz                         Senior Vice President and Deputy
                                      Chief Financial Officer


*Kevin R. Byrne                       Senior Vice President and Treasurer





*Alvin H. Fenichel                    Senior Vice President and
                                      Controller

NAME AND PRINCIPAL                    OFFICES WITH
BUSINESS ADDRESS                      EQUITABLE
----------------                      ---------

*Paul J. Flora                        Senior Vice President and Auditor

*Robert E. Garber                     Executive Vice President and General
                                      Counsel

*Donald R. Kaplan                     Vice President and Chief Compliance
                                      Officer and Associate General Counsel


*Michael S. Martin                    Senior Vice President and Chief Marketing
                                      Officer


*Peter D. Noris                       Executive Vice President and Chief
                                      Investment Officer

*Anthony C. Pasquale                  Senior Vice President

*Pauline Sherman                      Vice President, Secretary and Associate
                                      General Counsel

*Samuel B. Shlesinger                 Senior Vice President

*Richard V. Silver                    Senior Vice President and Deputy
                                      General Counsel


*Jose Suquet                          Executive Vice President and Chief
                                      Distribution Officer


*Stanley B. Tulin                     Senior Executive Vice President
                                      and Chief Financial Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         Separate Account No. 45 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA-UAP which as of September 30, 1997 beneficially owned 59.0% of the Holding Company's outstanding common stock . AXA-UAP is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies.

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)


      Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (42.5%) (See Addendum B(1) for subsidiaries)


      The Equitable Life Assurance Society of the United States (1859) (New York) (a)(b)

           The Equitable of Colorado, Inc. (l983) (Colorado)

           EVLICO, INC. (1995) (Delaware)

           EVLICO East Ridge, Inc. (1995) (California)

           GP/EQ Southwest, Inc. (1995) (Texas) (5.885%)

           Franconom, Inc. (1985) (Pennsylvania)

           Frontier Trust Company (1987) (North Dakota)

           Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

           Equitable Deal Flow Fund, L.P.

                Equitable Managed Assets (Delaware)

           EREIM LP Associates (99%)

                EML Associates, L.P. (19.8%)


           Alliance Capital Management L.P. (2.69% limited partnership interest)


           ACMC, Inc. (1991) (Delaware)(s)


                Alliance Capital Management L.P. (1988) (Delaware) (39.73% limited partnership interest)


           EVCO, Inc. (1991) (New Jersey)

           EVSA, Inc. (1992) (Pennsylvania)

           Prime Property Funding, Inc. (1993) (Delaware)

           Wil Gro, Inc. (1992) (Pennsylvania)

           Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)

 (a) Registered Broker/Dealer       (b) Registered Investment Advisor

      Donaldson Lufkin & Jenrette, Inc.
      The Equitable Life Assurance Society of the United States (cont.)

           Fox Run Inc. (1994) (Massachusetts)

           STCS, Inc. (1992) (Delaware)

           CCMI Corporation (1994) (Maryland)

           FTM Corporation (1994) (Maryland)

           HVM Corporation (1994) (Maryland)

           Equitable BJVS, Inc. (1992) (California)

           Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

           GP/EQ Southwest, Inc. (1995) (Texas) (94.132%)

           Camelback JVS, Inc. (1995) (Arizona)

           ELAS Realty, Inc. (1996) (Delaware)

           Equitable Realty Assets Corporation (1983) (Delaware)

           100 Federal Street Realty Corporation (Massachusetts)

           Equitable Structured Settlement Corporation (1996) (Delaware)


                Prime Property Funding II, Inc. (1997) (Delaware)

                Sarasota Prime Hotels, Inc. (1997) (Florida)

                ECLL, Inc. (1997) (Michigan)


           Equitable Holding Corporation (1985) (Delaware)

                EQ Financial Consultants, Inc. (formerly Equico Securities, Inc.) (l97l) (Delaware) (a) (b)

                ELAS Securities Acquisition Corp. (l980) (Delaware)

                100 Federal Street Funding Corporation (Massachusetts)

                EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

                Equitable Casualty Insurance Company (l986) (Vermont)

                EREIM LP Corp. (1986) (Delaware)

                      EREIM LP Associates (1%)

                           EML Associates (.02%)

                Six-Pac G.P., Inc. (1990) (Georgia)

(a) Registered Broker/Dealer       (b) Registered Investment Advisor

  Donaldson Lufkin & Jenrette, Inc.
  The Equitable Life Assurance Society of the United States (cont.)
      Equitable Holding Corporation (cont.)

                Equitable Distributors, Inc. (1988) (Delaware) (a)

                Equitable JVS, Inc. (1988) (Delaware)

                      Astor/Broadway Acquisition Corp. (1990) (New York)


                           Astor Times Square Corp. (1990) (New York)

                           PC Landmark, Inc. (1990) (Texas)

                           Equitable JVS II, Inc. (1994) (Maryland)

                           EJSVS, Inc. (1995) (New Jersey)


           Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
                      EHC) (Delaware) (36.1%) (See Addendum B(1) for subsidiaries)

           JMR Realty Services, Inc. (1994) (Delaware)
           Equitable Investment Corporation (l97l) (New York)

                Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                Equitable JV Holding Corporation (1989) (Delaware)

                Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

                Equitable Capital Management Corporation (l985) (Delaware) (b)


                      Alliance Capital Management L.P. (1988) (Delaware) (14.66% limited partnership interest)


                EQ Services, Inc. (1992) (Delaware)


                EREIM Managers Corp. (1986) (Delaware)

                     ML/EQ Real Estate Portfolio, L.P.

                     EML Associates, L.P. (80%)

(a) Registered Broker/Dealer                   (b) Registered Investment Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                       OF EQUITABLE HOLDING CORPORATION
                      HAVING MORE THAN FIVE SUBSIDIARIES

                     -----------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988) (Massachusetts) EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)
      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                     ADDENDUM B - INVESTMENT SUBSIDIARIES
                      HAVING MORE THAN FIVE SUBSIDIARIES

                     -----------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):


               Donaldson, Lufkin & Jenrette, Securities Corporation
               (1985) (Delaware) (a) (b)
                    Wood, Struthers & Winthrop Management Corp. (1985) (Delaware) (b)
               Autranet, Inc. (1985) (Delaware) (a)
               DLJ Real Estate, Inc.
               DLJ Capital Corporation (b)
               DLJ Mortgage Capital, Inc. (1988) (Delaware)


Alliance Capital Management Corporation (as general partner) (b)has the following subsidiaries:
               Alliance Capital Management L.P. (1988) (Delaware) (b)
                    Alliance Capital Management Corporation of Delaware,
                    Inc. (Delaware)
                          Alliance Fund Services, Inc. (Delaware) (a)
                          Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                          Alliance Capital Management Australia Pty. Ltd. (Australia)
                          Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%)
                          Alliance Eastern Europe Inc. (Delaware)
                          Alliance Barra Research Institute, Inc. (Delaware)
                          (50%)
                          Alliance Capital Management Canada, Inc. (Canada) (99.99%)
                          Alliance Capital Management (Brazil) Llda
                          Alliance Capital Global Derivatives Corp.
                          (Delaware)
                          Alliance International Fund Services S.A.
                          (Luxembourg)
                          Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                          Alliance Corporate Finance Group, Incorporated (Delaware)
                               Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                          Curisitor Alliance L.L.C. (Delaware)
                               Curisitor Holdings Limited (UK)
                               Alliance Capital Management (Japan), Inc.
                               Alliance Capital Management (Asia) Ltd.
                               Alliance Capital Management (Turkey), Ltd.
                               Cursitor Alliance Management Limited (UK)

   (a) Registered Broker/Dealer       (b) Registered Investment Advisor

                                 GROUP AXA CHART

The information listed below is dated as of March 31, 1997; percentages shown represent voting power. The name of the owner is noted when AXA-UAP indirectly controls the company.

                  AXA-UAP INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
Axa Assurances Iard               France         99%

Axa Assurances Vie                France         100% by Axa-UAP and Axa
                                                 Courtage Vie

Axa Courtage Iard                 France         99.9% by Axa-UAP and Axa
                                                 Assurances Iard

Axa Courtage Vie                  France         99.4% by Axa-UAP and Axa
                                                 Assurances Iard and Axa
                                                 Courtage Iard

Alpha Assurances Vie              France         100%

Axa Direct                        France         100%

Direct Assurances Iard            France         100% by Axa Direct

Direct Assurance Vie              France         100% by Axa Direct

Axa Direkt Versicherung A.G.      Germany        100% owned by Axa Direct

Axiva                             France         100% by Axa and Axa Courtage
                                                 Vie

Defense Civile                    France         95%

Societe Francaise d'Assistance    France         100% by SFA Holding

Monvoisin Assurances              France         99.9% by different companies
                                                 and Mutuals

Societe Beaujon                   France         99.9%

Lor Finance                       France         99.9%

Jour Finance                      France         100% by Alpha Assurances Iard
                                                 and by Axa Assurances Iard

Financiere 45                     France         99.8%

Mofipar                           France         99.76%

Compagnie Auxiliaire pour le      France         99.8% by Societe Beaujon
Commerce and l'Industrie

C.F.G.A.                          France         99.96% owned by Mutuals and
                                                 Finaxa

Axa Global Risks                  France         100% owned by Axa-UAP and
                                                 Mutuals

Saint Bernard Diffusion           France         94.92% owned by Direct
                                                 Assurances Iard

Sogarep                           France         95%, (100% with Mutuals)

Argovie                           France         100% by Axiva and SCA Argos

Finargos                          France         70.5% owned by Axiva

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
Astral Finance                    France         99.33% by Axa Courtage Vie

Argos                             France         N.S.

UAP France                        France         100%

UAP Incendie Accidents            France         100% by UAP France

UAP Vie                           France         100% by UAP France

UAP Collectives                   France         53.4% by UAP-Incendie-
                                                 Accidents and 46.6% by UAP Vie

Thema Vie                         France         70% by the 3 UAP insurance
                                                 companies and 30% by Banque
                                                 Worms

La Reunion Francaise              France         52.5% by UAP-Incendie-
                                                 Accidents and 47.5% by UAP-
                                                 Collectives

Navigation and Transports         France         54.2% by La Reunion Francaise
                                                 and 10.5% by UAP-Incendie-
                                                 Accidents

UAP Assistance                    France         52% by UAP-Incendie-
                                                 Accidents and 48% by UAP-Vie

l'Avenir                          France         100% UAP-Incendie-Accidents

UAP International                 France         50.1% by Axa-UAP and 49.9% by
                                                 UAP-Incendie-Accidents

Sofapi                            France         100%

Soffim                            France         100%

Sofinad                           France         100%

AXA-Colonia Konzern AG
 (AXA-CKAG)                       Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and 5.5%
                                                 by Axa-UAP

Tellit                            Germany        100% by AXA-CKAG

Finaxa Belgium                    Belgium        100%

Axa Belgium                       Belgium        26.8% by Axa(SA) and 72.6%
                                                 by Finaxa Belgium

De Kortrijske Verzekering         Belgium        99.8% by Axa Belgium

Juris                             Belgium        100% owned by Finaxa Belgium

Royale Vendome                    Belgium        49% by Axa-UAP and 25% by
                                                 UAP-Incendie-Accidents

Royale Belge                      Belgium        51.2% by Royale Vendome and
                                                 9.5% by different companies
                                                 of the Group

Royale Belge 1994                 Belgium        97.9% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        99.9% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 UAP-Incendie-Accidents and
                                                 10% by l'Avenir

Royale Belge Re                   Belgium        99.9% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%

Axa Assurance IARD Luxembourg     Luxembourg     99.9%

Axa Assurance Vie Luxembourg      Luxembourg     99.9%

Royale UAP                        Luxembourg     100% by Royale Belge

Paneurolife                       Luxembourg     90% by different companies of
                                                 the Group

Paneurore                         Luxembourg     100% by different companies of
                                                 the Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by UAP-Incendie-Accidents

General Re-CKAG                   Luxembourg     49.9% by AXA-CKAG

Royale Belge Investissements      Luxembourg     100% by Royale Belge

Axa Aurora                        Spain          50% owned by Axa

Aurora Polar SA de Seguros y      Spain          99.4% owned by Axa Aurora
Reaseguros

Axa Vida SA de Seguros y          Spain          89.82% owned by Aurora Polar
Reaseguros                                       5% by Axa

Axa Gestion de Seguros y          Spain          99.1% owned by Axa Aurora
Reaseguros

Hilo Direct Seguros               Spain          99.9% by Axa Aurora

UAP Iberica                       Spain          100% by UAP International

General Europea (GESA)            Spain          100% by Societe Generale
                                                 d'Assistance

Axa Assicurazioni                 Italy          100% owned by Axa

Eurovita                          Italy          30% owned by Axa
                                                 Assicurazioni

Gruppo UAP Italia (GUI)           Italy          97% by UAP International and
                                                 3% by UAP-Vie

UAP Italiana                      Italy          100% by Abeille Italiana

UAP Vita                          Italy          99% by UAP Vie and 1% by
                                                 various companies of the
                                                 Group

Abeille Italiana                  Italy          99.9% by GUI

Abeille Vita                      Italy          100% by UAP Vita

Allsecures Assicurazioni          Italy          90% by GUI and 10% by UAP
                                                 Italiana

Allsecures Vita                   Italy          100% by GUI

Centurion Assicurazioni           Italy          39.7% by Centurion Holding
                                                 and 60.3% by GUI

Centurion Holding                 Italy          100% by GUI

New Ireland Assurances            Ireland        100% by New Ireland Holdings

New Ireland Holdings              Ireland        82.9% by SLPH

Axa Equity & Law plc              U.K.           99.9% owned by Axa

Axa Equity & Law Life             U.K.           100% by Axa Equity & Law plc
Assurance Society

Axa Insurance                     U.K.           100% owned by Axa-UAP

Axa Global Risks                  U.K.           100% owned by Axa Global
                                                 Risks (France)

Sun Life and Provincial Holdings
 (SLPH)                           U.K.           60.2% by Axa-UAP

Sun Life Corporation Plc          U.K.           100% by SLPH

Sun Life Assurance                U.K.           100% by Sun Life Corporation
                                                 Plc

UAP Provincial Insurance          U.K.           100% by SLPH

Axa Leven                         The
                                  Netherlands    100% by Axa Equity & Law Life
                                                 Assurance Society

UAP Nieuw Rotterdam Holding BV    The
                                  Netherlands    99.7% by various companies of
                                                 the Group

UAP Nieuw Rotterdam Beheer        The
                                  Netherlands    100% by UAP Nieuw Rotterdam
                                                 Holding

UAP Nieuw Rotterdam Schade        The
                                  Netherlands    100% by UAP Nieuw Rotterdam
                                                 Verzekeringen

UAP Nieuw Rotterdam Leven         The
                                  Netherlands    100% by UAP Nieuw Rotterdam
                                                 Verzekeringen

UAP Nieuw Rotterdam Zorg          The
                                  Netherlands    100% by UAP Nieuw Rotterdam
                                                 Schade

UAP Nieuw Rotterdam Verzekeringen The
                                  Netherlands    100% by UAP Nieuw Rotterdam
                                                 Holding BV

Societe Generale d'Assistance     The
                                  Netherlands    51% by UAP-Incendie-
                                                 Accidents, 29% by UAP-Vie and
                                                 20% by Axa-UAP

Gelderland BV                     The
                                  Netherlands    100% by UAP-Vie

Royale Belge International        The
                                  Netherlands    100% by Royale Belge
                                                 Investissements

Vinci BV                          The
                                  Netherlands    94.8% by Axa-UAP and 5.2% by
                                                 Parcolvi

Allanca UAP                       Portugal       43.1% by various companies
                                                 of the Group

Allanca UAP Vida                  Portugal       87.6% by UAP-Vie and 7.5% by
                                                 UAP International

Union UAP                         Switzerland    99.9% by UAP International

Union UAP Vie                     Switzerland    95% by UAP International

Axa Oyak Hayat Sigorta            Turkey         60% owned by Axa-UAP

Oyak Sigorta                      Turkey         11% owned by Axa-UAP

Al Amene Assurances               Morocco        52.4% by UAP International

Axa Canada                        Canada         100% owned by Axa-UAP

Boreal Insurance                  Canada         100% owned by Gestion Fracapar

Axa Assurances Inc.               Canada         100% owned by Axa Canada

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------
Axa Insurance Inc.                Canada           100% owned by Axa Canada and
                                                   Axa Assurance Inc.

Anglo Canada General              Canada           100% owned by Axa Canada
Insurance Cy

Axa Pacific Insurance             Canada           100% by Boreal Insurance

Boreal Assurances Agricoles       Canada           100% by Boreal Insurance

Axa Life Insurance                Japan            100% owned by Axa-UAP

Dongbu Axa Life Insurance Co Ltd  Korea            50% owned by Axa-UAP

Sime Axa Berhad                   Malaysia         30% owned by Axa-UAP and Axa
                                                   Reassurance

Axa Sime Investment Holdings      Singapore        50%
Pte Ltd

Axa Sime Assurance                Singapore        100% owned by Axa Sime Invt
                                                   Holdings Pte Ltd

Axa Sime Assurance                Hong Kong        100% owned by Axa Sime Invt.
                                                   Holdings Pte Ltd

Axa Life Insurance                Hong Kong        100%

PT Asuransi Axa Indonesia         Indonesia        80%

Equitable Cies Incorp.            U.S.A.           60.8% between by Axa, 44.69%
                                                   Financiere 45, 3.8%,
                                                   Lorfinance 7.6% and Axa
                                                   Equity & Law Life Association
                                                   Society 4.8%

Equitable Life Assurance of       U.S.A.           100% owned by Equitable Cies
the USA                                            Inc.

National Mutual Holdings Ltd      Australia        51% between Axa-UAP, 42.1%
                                                   and Axa Equity & Law Life
                                                   Assurance Society 8.9%

The National Mutual Life          Australia        100% owned by National Mutual
Association of Australasia Ltd                     Holdings Ltd

National Mutual International     Australia        100% owned by National Mutual
Pty Ltd                                            Holdings Ltd

National Mutual (Bermuda) Ltd     Australia        100% owned by National Mutual
                                                   International Pty Ltd

National Mutual Asia Ltd          Australia        55% owned by National Mutual
                                                   Holdings Ltd and 20% by
                                                   Datura Ltd and 13% by
                                                   National Mutual Life
                                                   Association of Australasia

Australian Casualty & Life Ltd    Australia        100% owned by National Mutual
                                                   Holdings Ltd

National Mutual Health            Australia        100% owned by National Mutual
Insurance Pty Ltd                                  Holdings Ltd

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
Axa Reassurance                   France         100% owned by Axa-UAP, Axa
                                                 Assurances Iard and Axa
                                                 Global Risks

Axa Re Finance                    France         80% owned by Axa Reassurance

Axa Re Vie                        France         99.9% owned by Axa Reassurance

Axa Cessions                      France         100% by Axa-UAP

Axa Re Mexico                     Mexico         100% owned by Axa Reassurance

Axa Re Asia                       Singapore      100% owned by Axa Reassurance

Axa Re U.K. Plc                   U.K.           100% owned by Axa Re U.K.
                                                 Holding

Axa Re U.K. Holding               U.K.           100% owned by Axa Reassurance

Axa Re U.S.A.                     U.S.A.         100% owned by Axa America and
                                                 Axa Reassurance

Axa America                       U.S.A.         100% owned by Axa Reassurance

International Technology          U.S.A.         80% owned by Axa America
Underwriters Inc. (INTEC)

Axa Re Life                       U.S.A.         100% owned by Axa Re Vie

C.G.R.M.                          Monaco         100% owned by Axa Reassurance

                            AXA FINANCIAL BUSINESS

COMPANY                           COUNTRY          VOTING POWER
-------                           -------          ------------
Compagnie Financiere de Paris     France           96.9%, (100% with Mutuals)
(C.F.P.)

Axa Banque                        France           98.7% owned by C.F.P.

Financiere 78                     France           100% owned by C.F.P.

Axa Credit                        France           65% owned by C.F.P.

Axa Gestion Interessement         France           100% owned by Axa Asset
                                                   Management Europe

Compagnie Europeenne de           France           100% owned by C.F.P.
Credit (C.E.C.)


Societe de Placements             France           98.58% with Mutuals
Selectionnes S.P.S.

Presence et Initiative            France           100% with Mutuals

Vamopar                           France           100% owned by Societe Beaujon

Financiere Mermoz                 France           100%

Axa Asset Management Europe       France           100%

Axa Asset Management              France           100% owned by Axa Asset
Partenaires                                        Management Europe

Axa Asset Management Conseils     France           100% owned by Axa Asset
                                                   Management Europe

Axa Asset Management              France           100% owned by Axa Asset
Distribution                                       Management Europe

UAP Gestion Financiere            France           90% by Axa-UAP and 10% by
                                                   various companies of the
                                                   Group

Assurinvestissements              France           50% by UAP-Vie, 30% by
                                                   UAP-Collectives and 20% by
                                                   UAP-Incendie-Accidents

Vendome Partcipation 4            France           100% by UAP France

Banque Worms                      France           50% by Axa-UAP and 50% by
                                                   the 3 UAP insurance
                                                   companies

Colonia Bausparkasse              Germany          100% by AXA-CKAG

Banque Ippa                       Belgium          99.9% by Royale Belge

Banque Bruxelles Lambert          Belgium          9.3% by Royale Belge, 3.1%
                                                   Royale Belge 1994

Axa Equity & Law Home Loans       U.K.             100% owned by Axa Equity &
                                                   Law Plc

Axa Equity & Law Commercial       U.K.             100% owned by Axa Equity &
Loans                                              Law Plc

Sun Life Asset Management         U.K.             100% owned by Sun Life
                                                   Assurance

New Ireland Financial Services    Ireland          100% owned by New Ireland
                                                   Holdings

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
Alliance Capital Management       U.S.A.         59% held by Equitable Life

Donaldson Lufkin & Jenrette       U.S.A.         44.1% owned by Equitable Cies
                                                 Inc. and 36.1% by Equitable
                                                 Holding Cies

National Mutual Funds             Australia      100% owned by National Mutual
Management (Global) Ltd                          Holdings Ltd.

National Mutual Funds             USA            100% by National Mutual Funds
Management North America                         Management (Global) Ltd
Holding Inc.

Cogefin                           Luxembourg     100% owned by Axa Belgium


ORIA                              France         100% owned by Axa Millesimes

Axa Oeuvres d'Art                 France         100% by Mutuals

Axa Cantenac Brown                France         100% by Societe Beaujon

Axa Suduiraut                     France         99.6% owned by Societe Beaujon

Colisee Acti Finance 2            France         99.8% owned by Axa Assurances
                                                 Iard Mutuelle

                           AXA REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
C.I.P.M.                          France         97.8% with Mutuals

Fincosa                           France         100% owned by C.I.P.M.

Prebail                           France         100% owned by Societe Beaujon
                                                 and C.F.P.

Axamur                            France         100% by different companies
                                                 and Mutuals

Parigest                          France         100% by Mutuals, C.I.P.M. and
                                                 Fincosa

Parimmo                           France         100% by the insurance
                                                 companies and Mutuals

S.G.C.I.                          France         100% by insurance companies
                                                 and Mutuals

Transaxim                         France         100% owned by S.G.C.I. and
                                                 C.P.P.

Compagnie Parisienne de           France         100% owned by S.G.C.I.
Participations

Monte Scopeto                     France         100% owned by C.P.P.

Matipierre                        France         100% by various companies

Securimmo                         France         87.12% by various companies
                                                 and Mutuals

Paris Orleans                     France         100% by various companies
                                                 and Axa Courtage Iard

Colisee Bureaux                   France         100% by various companies
                                                 and Mutuals

Colisee Premiere                  France         100% by various companies
                                                 and Mutuals

Colisee Laffitte                  France         100% by Colisee Bureaux

Fonciere Carnot Laforge           France         100% by Colisee Premiere

Parc Camoin                       France         100% by Colisee Premiere

Delta Point du Jour               France         100% owned by Matipierre

Paroi Nord de l'Arche             France         100% owned by Matipierre

Falival                           France         100% owned by Axa Reassurance

Compagnie du Gaz d'Avignon        France         99% owned by Axa Assurances
                                                 Iard

Ahorro Familiar                   France         42.2% owned by Axa Assurances
                                                 Iard

Fonciere du Val d'Oise            France         100% owned by C.P.P.

Sodarec                           France         100% owned by C.P.P.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
Centrexpo                         France         100% owned by C.P.P.

Fonciere de la Vile du Bois       France         100% owned by Centrexpo

Colisee Seine                     France         100% owned by various
                                                 companies

Translot                          France         100% owned by SGCI

S.N.C. Dumont d'Urville           France         100% owned by Colisee
                                                 Premiere

Colisee Federation                France         100% by SGCI

Colisee Saint Georges             France         100% by SGCI

Drouot Industrie                  France         50% by SGCI and 50% by
                                                 Axamur

Colisee Vauban                    France         99.6% by Matipierre

Fonciere Colisee                  France         100% by Matipierre and
                                                 various companies of the Group

Axa Pierre S.C.I.                 France         97.6% owned by various
                                                 companies and Mutuals

Axa Millesimes                    France         85.2% owned by AXA-UAP and
                                                 Mutuals

Chateau Suduirault                France         100% owned by Axa Millesimes

Diznoko                           Hongrie        95% owned by Axa Millesimes

Compagnie Fonciere Matignon       France         100% by different companies
                                                 and Mutuals

Equitable Real Estate             U.S.A.         100% owned by ELAS
Investment


Fidei                             France         20.7% owned by C.F.P. and
                                                 10.8% by Axamur

Finextel                          France         34.8% by 3 UAP insurance
                                                 companies

Fonciere Saint Sebastian          France         99.9% by UAP-Vie, .1% by UAP-
                                                 Incendie-Accidents

Fonciere Vendome                  France         92.1% by various companies of
                                                 the Group

La Holding Vendome                France         100% by UAP-Incendie-Accidents

10 Bd Haussmann                  France         69% by Fonciere Vendome, 31%
                                                 by UAP-Incendie-Accidents

37-39 Lc Peletier                 France         100% by UAP-Incendie-Accidents

Simco                             France         33.4% by various companies of
                                                 the Group

Ugici                             France         68.1% by the 3 UAP insurance
                                                 companies

Ugicomi                           France         41.7% by various companies of
                                                 the Group

Ugif                              France         47.6% by various companies of
                                                 the Group

Ugil                              France         89.5% by the 3 UAP insurance
                                                 companies and 5.8% by Ugif

Ugipar                            France         95.7% by the 3 UAP insurance
                                                 companies and 4.3% by
                                                 Fonciere Vendome

Union Immobiliere de France       France         34.65% the 3 UAP insurance
                                                 companies

Quinta do Noval Vinhos S.A.       Portugal       99.6% owned by Axa Millesimes

                              OTHER AXA BUSINESS

COMPANY                            COUNTRY         VOTING POWER
-------                            -------         ------------
A.N.F.                             France          95.4% owned by Finaxa

Lucia                              France          20.6% owned by Axa Assurances
                                                   Iard and 8.6% by Mutuals

Schneider                          France          10.4%

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                                     NOTES


1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 42.5% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holding Corporation's 36.1% interest in same; (b) as noted for certain partnership interests;
       (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.


4. The operational status of the entities shown as having been formed or authorized but "not yet fully operational" should be checked with the appropriate operating areas, especially for those that are start-up situations.

5. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                              The Equitable Funds
                            The Hudson River Trust
                               EQ Advisors Trust
                               Separate Accounts


6.     This chart was last revised on December 15, 1997.

Item 27. Number of Contractowners


         As of November 30, 1997, there were 11,551 owners of qualified and non-qualified contracts offered by the registrant hereunder.


Item 28. Indemnification

         Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, Inc. has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, Inc.

         Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) Equitable Distributors, Inc., an indirect wholly-owned subsidiary of Equitable, is the principal underwriter for Separate Account No. 45. The principal business address of Equitable Distributors, Inc. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of Equitable Distributors, Inc. The business address of the persons whose names are preceded by an asterisk is that of Equitable Distributors, Inc.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES
BUSINESS ADDRESS                      WITH UNDERWRITER
----------------                      ----------------
*Jerome Golden                        Chairman of the Board and Director

 James A. Shepherdson, III            Co-Chief Executive Officer, Co-President,
 660 Newport Center Drive             Managing Director, and Director
 Suite 1200
 Newport Beach, CA 92660

 Greg Brakovich                       Co-Chief Executive Officer, Co-President,
 660 Newport Center Drive             Managing Director, and Director
 Suite 1200
 Newport Beach, CA 92660




*William T. McCaffrey                 Director

 Thomas D. Bullen                     Chief Financial Officer
 200 Plaza Drive
 Secaucus, NJ 07096-1583

*Mary P. Breen                        Vice President and Counsel

 Michael Brzozowski                   Chief Compliance Officer
 1755 Broadway
 New York, NY 10020

*Ronald R. Quist                      Treasurer

*Janet Hannon                         Secretary

*Linda Galasso                        Assistant Secretary


         (c) The information under "Distribution of the Certificates" in the Prospectus forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York,

New York 10104. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

                                  SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended registration statement and has duly caused this amendment to the registration statement to be signed on its behalf, in the City and State of New York, on this 30th day of December, 1997.



                                         SEPARATE ACCOUNT No. 45 OF
                                         THE EQUITABLE LIFE ASSURANCE SOCIETY
                                         OF THE UNITED STATES
                                                     (Registrant)

                                         By: The Equitable Life Assurance
                                             Society of the United States


                                         By: /s/ Jerome S. Golden
                                            ---------------------------------
                                             Jerome S. Golden
                                             Executive Vice President,
                                             Product Development Group,
                                             The Equitable Life Assurance
                                             Society of the United States

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the registration statement to be signed on its behalf, in the City and State of New York, on this 30th day of December, 1997.



                                         THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                 OF THE UNITED STATES
                                                      (Depositor)



                                         By: /s/ Jerome S. Golden
                                            ---------------------------------
                                             Jerome S. Golden
                                             Executive Vice President,
                                             Product Development Group,
                                             The Equitable Life Assurance
                                             Society of the United States



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Edward D. Miller                President, Chief Executive Officer and Director

Joseph J. Melone                Chairman of the Board and Director

William T. McCaffrey            Senior Executive Vice President,
                                Chief Operating Officer and Director


PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                Senior Executive Vice President and Chief
                                Financial Officer

PRINCIPAL ACCOUNTING OFFICER:


/s/ Alvin H. Fenichel           Senior Vice President and Controller
---------------------------
Alvin H. Fenichel
December 30, 1997

DIRECTORS:
Claude Bebear             Jean-Rene Foutou           George T. Lowy
Christopher J. Brocksom   Norman C. Francis          William T. McCaffrey
Francoise Colloc'h        Donald J. Greene           Joseph J. Melone
Henri de Castries         John T. Hartley            Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.     Didier Pineau-Valencienne
William T. Esrey          W. Edwin Jarmain           George J. Sella, Jr.
                          G. Donald Johnston, Jr.    Dave H. Williams


By: /s/ Jerome S. Golden
   ------------------------
        Jerome S. Golden
        Attorney-in-Fact
        December 30, 1997

                                 EXHIBIT INDEX



EXHIBIT NO.                                                                     TAG VALUE
-----------                                                                     ---------
 4(k)           Forms of data pages for Rollover IRA and IM Accumulator.        EX-99.4k DATA PAGES

 4(l)           Form of endorsement No. 98Roth to Contract Form No. 1050-94IC   EX-99.4l ENDORSE
                and the Certificates under the Contract.

 5(d)           Forms of Enrollment Form/Application for Accumulator and        EX-99.5d APPLICATION
                Rollover IRA.

10(a)           Consent of Price Waterhouse LLP                                 EX-99.10a CONSENT